UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number   File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.
TIAA-CREF Funds
8500 Andrew Carnegie Blvd.
Charlotte, N.C. 28262-8500
(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2018

Item 1. Reports to Stockholders.

Annual Report ■ May 31, 2018

TIAA-CREF Lifecycle Funds

of the TIAA-CREF Funds

The annual report contains the audited financial statements.

Fund name	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
Lifecycle Retirement Income Fund	TLRIX	TLRHX	TPILX	TLIRX	TLRRX
Lifecycle 2010 Fund	TCTIX	TCLHX	TCTPX	TCLEX	—
Lifecycle 2015 Fund	TCNIX	TCNHX	TCFPX	TCLIX	—
Lifecycle 2020 Fund	TCWIX	TCWHX	TCWPX	TCLTX	—
Lifecycle 2025 Fund	TCYIX	TCQHX	TCQPX	TCLFX	—
Lifecycle 2030 Fund	TCRIX	TCHHX	TCHPX	TCLNX	—
Lifecycle 2035 Fund	TCIIX	TCYHX	TCYPX	TCLRX	—
Lifecycle 2040 Fund	TCOIX	TCZHX	TCZPX	TCLOX	—
Lifecycle 2045 Fund	TTFIX	TTFHX	TTFPX	TTFRX	—
Lifecycle 2050 Fund	TFTIX	TFTHX	TCLPX	TLFRX	—
Lifecycle 2055 Fund	TTRIX	TTRHX	TTRPX	TTRLX	—
Lifecycle 2060 Fund	TLXNX	TLXHX	TLXPX	TLXRX	—

Understanding this report

This annual report contains information about certain TIAA-CREF Funds and describes the funds’ results for the twelve months ended May 31, 2018. The report contains four main sections:

•	A letter from Brad Finkle, President of TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments.
•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and broad market indexes.
•	The portfolios of investments list the underlying funds in which each fund had investments as of May 31, 2018.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please read that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	3

Letter to investors

Global stock markets produced solid gains during the twelve-month period ended May 31, 2018. U.S. equities climbed amid a healthy domestic economy and business-friendly tax reform. Foreign stocks also rose, especially in emerging markets, despite trade tensions between the United States and China. By comparison, U.S. fixed-income markets struggled as bond prices were pressured by higher interest rates. These market conditions were reflected in the performance of the TIAA-CREF Lifecycle Funds by way of their investments in various asset classes through underlying TIAA-CREF Funds.

•	All twelve TIAA-CREF Lifecycle Funds delivered positive returns and outperformed their respective composite benchmarks. (All fund returns are for the Retirement Class.)
•	Returns for the Retirement Class ranged from 5.7% for the Retirement Income Fund to 14.2% for the Lifecycle 2060 Fund.
•	These positive results continued to support the solid performance of the TIAA-CREF Lifecycle Funds over longer periods of time.

Stock prices moved higher around the world

Equity markets throughout the world continued to advance during the past twelve months. In the United States, the broad stock market, as represented by the Russell 3000® Index, gained 15.1%. U.S. economic growth remained solid during that time, reinforced by the lowest unemployment rate in 18 years, a generally stable level of inflation and new tax reform legislation. Against this backdrop, the Federal Reserve raised the federal funds target rate three times during the period—in June and December of 2017 and again in March 2018—pushing the key short-term interest-rate measure to 1.50%–1.75%.

Stock prices in foreign markets also advanced. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 24 emerging-markets countries, returned 10.3% in U.S.-dollar terms. Strong earnings growth in developed international markets underpinned their positive results, especially in the first half of the period, while emerging markets benefited from increased oil prices.

U.S. investment-grade bonds struggled amid a rising interest-rate environment as Fed policymakers responded to continued economic growth and tightening labor markets. The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, declined 0.4% during the period.

4	2018 Annual Report ■ TIAA-CREF Lifecycle Funds

Brad Finkle

Long may you run

Saving for the future is a marathon, not a sprint, so it is certainly refreshing when the wind is at your back. Investors have enjoyed a tailwind for the past several years as the global economy and stock markets have continued their upward trend. While there will always be obstacles along the way, patience and staying focused on the journey ahead may help you overcome them.

TIAA-CREF Lifecycle Funds’ investment strategies are built for journeys like this. We recognize that financial markets do change over time. That’s why the investment approach of these funds is designed to help keep investors on the right track. With their dynamic diversification strategies, these funds seek to reduce the impact of the market’s ups and downs. (Of course, diversification does not guarantee against market loss.)

We always stand ready to assist you with any questions or concerns regarding your investments in the TIAA-CREF Lifecycle Funds. You may reach us online by visiting TIAA.org or by calling a TIAA financial consultant at 800-842-2252.

/s/ Brad Finkle

Brad Finkle

President

TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments

TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	5

Information for investors

Portfolio holdings

The complete portfolios of investments for the Lifecycle Funds begin on page 42 of this report. You can obtain complete lists of the holdings of the Lifecycle Funds and of the underlying funds in which the Lifecycle Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Lifecycle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifecycle Funds can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You may also call us at 800-842-2252 to request a free copy. A report of how the Lifecycle Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Lifecycle Funds are managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the funds.

6	2018 Annual Report ■ TIAA-CREF Lifecycle Funds

About the funds’ benchmarks

Composite benchmarks

Each Lifecycle Fund uses a composite benchmark that represents the general market sectors in which that fund invests across the equity and fixed-income asset classes. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that correspond to the fund’s target allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI ACWI ex USA Investable Market Index (IMI) (international equity) measures the performance of large-, mid- and small-cap equities across 22 of 23 developed-markets countries (excluding the United States) and 24 emerging-markets countries. The index is a free-float-adjusted market capitalization index that covers approximately 99% of the global equity opportunity set outside the United States.
•	The Bloomberg Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.
•	The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index (inflation-protected assets) measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

Broad market indexes

The returns shown against the broad-based securities market index compare a Fund’s average annual returns with a broad measure of market performance. The S&P Target Date Index Series represents a broadly derived consensus of asset class exposure for the target retirement dates in the series based on market observations acquired through an annual survey of target-date fund managers. The returns of the S&P Target Date Index Series reflect multi-asset class exposure for the same target dates as the Funds.

Russell 3000 is a trademark and service mark of Russell Investments. TIAA products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	7

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your costs of investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2017–May 31, 2018).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses may have been higher.

Hypothetical example for comparison purposes

The second line in each Fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

8	2018 Annual Report ■ TIAA-CREF Lifecycle Funds

Expense examples

Six months ended May 31, 2018

Lifecycle Funds Institutional Class	Beginning account value (12/1/17)	Ending account value (5/31/18)	Expenses paid during period (12/1/17–5/31/18	* )	Effective expenses paid during period (12/1/17–5/31/18	† )
Retirement Income Fund actual return	$1,000.00	$1,008.90	$0.00		$1.85
5% annual hypothetical return	1,000.00	1,024.93	0.00		1.87
2010 Fund actual return	1,000.00	1,009.99	0.00		1.90
5% annual hypothetical return	1,000.00	1,024.93	0.00		1.92
2015 Fund actual return	1,000.00	1,011.03	0.00		1.91
5% annual hypothetical return	1,000.00	1,024.93	0.00		1.92
2020 Fund actual return	1,000.00	1,013.29	0.00		1.96
5% annual hypothetical return	1,000.00	1,024.93	0.00		1.97
2025 Fund actual return	1,000.00	1,017.74	0.00		2.01
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.02
2030 Fund actual return	1,000.00	1,020.69	0.00		2.12
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.12
2035 Fund actual return	1,000.00	1,023.68	0.00		2.17
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.17
2040 Fund actual return	1,000.00	1,028.15	0.00		2.22
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.22
2045 Fund actual return	1,000.00	1,029.81	0.00		2.23
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.22
2050 Fund actual return	1,000.00	1,030.43	0.00		2.23
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.22
2055 Fund actual return	1,000.00	1,030.66	0.00		2.23
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.22
2060 Fund actual return	1,000.00	1,031.55	0.00		2.23
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.22

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2018. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.00% for the Institutional Class of the Lifecycle Funds.

TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	9

Important information about expenses

†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.37% for the Retirement Income Fund; 0.38% for the 2010 and 2015 Funds; 0.39% for the 2020 Fund; 0.40% for the 2025 Fund; 0.42% for the 2030 Fund; 0.43% for the 2035 Fund; and 0.44% for the 2040, 2045, 2050, 2055 and 2060 Funds.

Expense examples

Six months ended May 31, 2018

Lifecycle Funds Advisor Class	Beginning account value (12/1/17)	Ending account value (5/31/18)	Expenses paid during period (12/1/17–5/31/18	* )	Effective expenses paid during period (12/1/17–5/31/18	† )
Retirement Income Fund actual return	$1,000.00	$1,008.85	$0.20		$2.05
5% annual hypothetical return	1,000.00	1,024.73	0.20		2.07
2010 Fund actual return	1,000.00	1,009.82	0.05		1.90
5% annual hypothetical return	1,000.00	1,024.88	0.05		1.92
2015 Fund actual return	1,000.00	1,011.70	0.05		2.01
5% annual hypothetical return	1,000.00	1,024.88	0.05		2.02
2020 Fund actual return	1,000.00	1,014.20	0.45		2.41
5% annual hypothetical return	1,000.00	1,024.48	0.45		2.42
2025 Fund actual return	1,000.00	1,017.20	0.20		2.26
5% annual hypothetical return	1,000.00	1,024.73	0.20		2.27
2030 Fund actual return	1,000.00	1,020.44	0.20		2.32
5% annual hypothetical return	1,000.00	1,024.73	0.20		2.32
2035 Fund actual return	1,000.00	1,023.40	0.20		2.37
5% annual hypothetical return	1,000.00	1,024.73	0.20		2.37
2040 Fund actual return	1,000.00	1,027.93	0.15		2.38
5% annual hypothetical return	1,000.00	1,024.78	0.15		2.37
2045 Fund actual return	1,000.00	1,029.69	0.00		2.28
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.27
2050 Fund actual return	1,000.00	1,030.32	0.00		2.28
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.27
2055 Fund actual return	1,000.00	1,030.54	0.05		2.28
5% annual hypothetical return	1,000.00	1,024.88	0.05		2.27
2060 Fund actual return	1,000.00	1,031.20	0.20		2.43
5% annual hypothetical return	1,000.00	1,024.73	0.20		2.42

10	2018 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2018. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.00% for the 2045 and 2050 Funds; 0.01% for the 2010, 2015 and 2055 Funds; 0.03% for the 2040 Fund; 0.04% for the Retirement Income, 2025, 2030, 2035 and 2060 Funds; and 0.09% for the 2020 Fund.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.38% for the 2010 Fund; 0.40% for the 2015 Fund; 0.41% for the Retirement Income Fund; 0.45% for the 2025, 2045, 2050 and 2055 Funds; 0.46% for the 2030 Fund; 0.47% for the 2035 and 2040 Funds; and 0.48% for the 2020 and 2060 Funds.

TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	11

Important information about expenses

Expense examples

Six months ended May 31, 2018

Lifecycle Funds Premier Class	Beginning account value (12/1/17)	Ending account value (5/31/18)	Expenses paid during period (12/1/17–5/31/18	* )	Effective expenses paid during period (12/1/17–5/31/18	† )
Retirement Income Fund actual return	$1,000.00	$1,008.14	$0.75		$2.60
5% annual hypothetical return	1,000.00	1,024.18	0.76		2.62
2010 Fund actual return	1,000.00	1,009.33	0.75		2.66
5% annual hypothetical return	1,000.00	1,024.18	0.76		2.67
2015 Fund actual return	1,000.00	1,010.51	0.75		2.66
5% annual hypothetical return	1,000.00	1,024.18	0.76		2.67
2020 Fund actual return	1,000.00	1,012.82	0.75		2.71
5% annual hypothetical return	1,000.00	1,024.18	0.76		2.72
2025 Fund actual return	1,000.00	1,016.32	0.75		2.76
5% annual hypothetical return	1,000.00	1,024.18	0.76		2.77
2030 Fund actual return	1,000.00	1,019.35	0.76		2.87
5% annual hypothetical return	1,000.00	1,024.18	0.76		2.87
2035 Fund actual return	1,000.00	1,023.24	0.76		2.93
5% annual hypothetical return	1,000.00	1,024.18	0.76		2.92
2040 Fund actual return	1,000.00	1,026.80	0.76		2.98
5% annual hypothetical return	1,000.00	1,024.18	0.76		2.97
2045 Fund actual return	1,000.00	1,029.39	0.76		2.99
5% annual hypothetical return	1,000.00	1,024.18	0.76		2.97
2050 Fund actual return	1,000.00	1,029.23	0.76		2.98
5% annual hypothetical return	1,000.00	1,024.18	0.76		2.97
2055 Fund actual return	1,000.00	1,029.54	0.76		2.99
5% annual hypothetical return	1,000.00	1,024.18	0.76		2.97
2060 Fund actual return	1,000.00	1,030.57	0.76		2.99
5% annual hypothetical return	1,000.00	1,024.18	0.76		2.97

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2018. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any

12	2018 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.15% for the Premier Class of the Lifecycle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.52% for the Retirement Income Fund; 0.53% for the 2010 and 2015 Funds; 0.54% for the 2020 Fund; 0.55% for the 2025 Fund; 0.57% for the 2030 Fund; 0.58% for the 2035 Fund; and 0.59% for the 2040, 2045, 2050, 2055 and 2060 Funds.

TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	13

Important information about expenses

Expense examples

Six months ended May 31, 2018

Lifecycle Funds Retirement Class	Beginning account value (12/1/17)	Ending account value (5/31/18)	Expenses paid during period (12/1/17–5/31/18	* )	Effective expenses paid during period (12/1/17–5/31/18	† )
Retirement Income Fund actual return	$1,000.00	$1,007.67	$1.25		$3.10
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.13
2010 Fund actual return	1,000.00	1,008.82	1.25		3.16
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.18
2015 Fund actual return	1,000.00	1,009.60	1.25		3.16
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.18
2020 Fund actual return	1,000.00	1,012.71	1.25		3.21
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.23
2025 Fund actual return	1,000.00	1,015.99	1.26		3.27
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.28
2030 Fund actual return	1,000.00	1,019.38	1.26		3.37
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.38
2035 Fund actual return	1,000.00	1,022.53	1.26		3.43
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.43
2040 Fund actual return	1,000.00	1,026.62	1.26		3.49
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.48
2045 Fund actual return	1,000.00	1,028.50	1.26		3.49
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.48
2050 Fund actual return	1,000.00	1,029.18	1.26		3.49
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.48
2055 Fund actual return	1,000.00	1,029.33	1.26		3.49
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.48
2060 Fund actual return	1,000.00	1,030.62	1.27		3.49
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.48

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2018. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any

14	2018 Annual Report ■ TIAA-CREF Lifecycle Funds

concluded

such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.25% for the Retirement Class of the Lifecycle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.62% for the Retirement Income Fund; 0.63% for the 2010 and 2015 Funds; 0.64% for the 2020 Fund; 0.65% for the 2025 Fund; 0.67% for the 2030 Fund; 0.68% for the 2035 Fund; and 0.69% for the 2040, 2045, 2050, 2055 and 2060 Funds.

Expense example

Six months ended May 31, 2018

Lifecycle Funds Retail Class	Beginning account value (12/1/17)	Ending account value (5/31/18)	Expenses paid during period (12/1/17–5/31/18	* )	Effective expenses paid during period (12/1/17–5/31/18	† )
Retirement Income Fund actual return	$1,000.00	$1,008.52	$1.25		$3.10
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.13

*	The amounts in the “Expenses paid during period” column are based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2018. The expense charges of this fund may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the fund would be higher and its performance lower. The annualized expense ratio for the six-month period was 0.25% for the Retail Class of the Retirement Income Fund.
†	The amounts in the “Effective expenses paid during period” column are based on the fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized weighted average expense ratio was 0.62% for the Retail Class of the Retirement Income Fund.

TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	15

Investment results of the Lifecycle Funds

Performance for the twelve months ended May 31, 2018

All twelve TIAA-CREF Lifecycle Funds delivered positive returns and outperformed their respective composite benchmarks. Returns for the Retirement Class ranged from 5.68% for the Retirement Income Fund to 14.24% for the Lifecycle 2060 Fund. The tables on the following pages show returns for all share classes of the funds.

The outperformance of individual Lifecycle Funds, in relation to their composite benchmarks, ranged from 0.43 of a percentage point for the Retirement Income Fund to 1.44 percentage points for the Lifecycle 2050 Fund. (All results for the Lifecycle Funds are for the Retirement Class.)

Stocks advanced, bonds struggled amid economic growth and U.S. rate hikes

The U.S. economic growth cycle continued during the twelve-month period, as the unemployment rate fell to lows not seen since early 2000 and inflation remained at a consistent level. Real U.S. gross domestic product (GDP), which measures the value of all goods and services produced in the United States, grew by 3.2% and 2.9% in the third and fourth quarters of 2017, respectively. However, GDP growth slowed to 2.0% in the first quarter of 2018, according to the U.S. government’s third estimate. The unemployment rate declined to 3.8% in May 2018, its lowest level in 18 years. Core inflation, which includes all items except food and energy, rose 2.2% for the twelve months ended May 31, 2018. The price of West Texas Intermediate crude oil rose from just over $48 per barrel on June 1, 2017, to nearly $67 on May 31, 2018.

The Federal Reserve raised the federal funds target rate three times during the period—in June and December of 2017 and again in March 2018—pushing the key short-term interest-rate measure to 1.50%–1.75%. New Fed chairman Jerome Powell said he supported further gradual rate increases in response to continued economic improvement.

For the twelve-month period, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 15.06%. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 24 emerging-markets countries, returned 10.30% in U.S.-dollar terms. Stocks in emerging markets posted solid gains, in part due to the rise in oil prices.

U.S. investment-grade bonds struggled amid a rising interest-rate environment as Fed policymakers responded to continued economic growth and tightening labor markets. The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, declined 0.37% during the period. Short-term bonds, as measured by the Bloomberg Barclays U.S. 1–3 Year Government/Credit Index, gained a modest 0.16%.

16	2018 Annual Report ■ TIAA-CREF Lifecycle Funds

Funds posted solid gains as stock prices continued to rise

Each Lifecycle Fund covered in this report recorded positive returns for the period, as most domestic and international equity funds delivered strong returns. The Lifecycle Funds may invest in up to six sectors of the investment markets, including U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income, inflation-protected assets and direct real estate. The Lifecycle Funds do this by investing in various underlying funds that, in turn, buy stocks, fixed-income instruments and commercial real estate in these six market sectors.

For the twelve-month period, the funds’ absolute returns—that is, without regard to the performance of their respective composite benchmarks—were driven by rising prices for stocks, especially growth equities. The Large-Cap Growth Fund and the Small/Mid-Cap Equity Fund produced the best absolute returns among U.S. equities. The International Opportunities Fund was the top performer within international equities. Modest absolute gains by the International Bond Fund and the High-Yield Fund were best in the fixed-income category.

U.S. and foreign equity funds contributed most to relative performance

Each Lifecycle Fund outperformed its composite benchmark primarily due to the performance of several underlying TIAA-CREF Funds that invest in stocks. Among equity funds, the Large-Cap Growth Fund contributed most to relative performance, followed closely by the International Opportunities Fund. Within the fixed-income sector, the Bond Plus Fund and the Bond Fund were the biggest relative contributors.

Those gains were partially offset by the impact of the International Small-Cap Equity Fund and the Emerging Markets Equity Fund—the two funds that had the largest negative effect, on average, on the Lifecycle Funds’ returns relative to their benchmarks.

The Lifecycle Funds with larger allocations to stocks earned bigger returns. For example, the 2040, 2045, 2050, 2055 and 2060 Funds, each with at least 85% of their assets invested in stocks at period-end, gained between 13.05% and 14.24%. By comparison, the Retirement Income Fund, which invests about 60% of its portfolio in fixed-income funds and 40% in equity funds and direct real estate at period-end, earned 5.68%. (Returns of the Lifecycle Funds’ underlying funds can be found at TIAA.org/performance.)

TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	17

Lifecycle Retirement Income Fund

Performance as of May 31, 2018

Lifecycle Retirement Income Fund		Total return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	11/30/07	6.02%	5.64%		5.45%		0.54%	0.38%
Advisor Class	12/4/15	5.91	5.50	†	5.25	†	0.62	0.46
Premier Class	9/30/09	5.77	5.49		5.27	†	0.69	0.53
Retirement Class	11/30/07	5.68	5.37		5.18		0.79	0.63
Retail Class	11/30/07	5.76	5.39		5.25		0.82	0.63
Retirement Income Fund Composite Index‡	—	5.25	5.27		5.24		—	—
Broad market indexes**
S&P Target Date Retirement Income Index	—	4.43	4.23		4.12		—	—
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.37	1.98		3.72		—	—
Russell 3000® Index	—	15.06	12.85		9.21		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2018, and the waiver will remain in effect through September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
‡	As of the close of business on May 31, 2018, the Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000 Index; 12.0% MSCI ACWI ex USA IMI; 10.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Bloomberg Barclays U.S. Aggregate Bond Index and the Russell 3000 Index to the S&P Target Date Retirement Income Index. For additional information, please see the Fund’s current prospectus.

18	2018 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle Retirement Income Fund

$10,000 over 10 years

Retirement Class

For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/18	Target allocation for 6/30/18
Equity
U.S. equity	25.71%	24.50%
International equity	11.41	10.50
Fixed income
Fixed income	38.75	40.00
Short-term fixed income	10.45	10.00
Inflation-protected assets	9.97	10.00
Direct real estate	3.45	5.00
Other assets & liabilities, net	0.26	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	19

Lifecycle 2010 Fund

Performance as of May 31, 2018

Lifecycle 2010 Fund		Total return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	1/17/07	6.45%	6.11%		5.46%		0.50%	0.38%
Advisor Class	12/4/15	6.44	5.95	†	5.25	†	0.58	0.46
Premier Class	9/30/09	6.31	5.94		5.28	†	0.65	0.53
Retirement Class	10/15/04	6.16	5.84		5.19		0.75	0.63
2010 Fund Composite Index‡	—	5.63	5.72		5.19		—	—
Broad market indexes**
S&P Target Date 2010 Index	—	5.06	5.04		4.61		—	—
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.37	1.98		3.72		—	—
Russell 3000® Index	—	15.06	12.85		9.21		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2018, and the waiver will remain in effect through September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
‡	As of the close of business on May 31, 2018, the 2010 Fund Composite Index consisted of: 39.6% Bloomberg Barclays U.S. Aggregate Bond Index; 29.4% Russell 3000 Index; 12.6% MSCI ACWI ex USA IMI; 9.2% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 9.2% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Bloomberg Barclays U.S. Aggregate Bond Index and the Russell 3000 Index to the S&P Target Date 2010 Index. For additional information, please see the Fund’s current prospectus.

20	2018 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2010 Fund

$10,000 over 10 years

Retirement Class

For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/18	Target allocation for 6/30/18
Equity
U.S. equity	27.20%	25.90%
International equity	12.02	11.10
Fixed income
Fixed income	38.33	39.60
Short-term fixed income	9.60	9.20
Inflation-protected assets	9.12	9.20
Direct real estate	3.46	5.00
Other assets & liabilities, net	0.27	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	21

Lifecycle 2015 Fund

Performance as of May 31, 2018

Lifecycle 2015 Fund		Total return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	1/17/07	7.09%	6.62%		5.61%		0.51%	0.39%
Advisor Class	12/4/15	7.16	6.46	†	5.41	†	0.59	0.47
Premier Class	9/30/09	6.96	6.46		5.43	†	0.66	0.54
Retirement Class	10/15/04	6.87	6.34		5.35		0.76	0.64
2015 Fund Composite Index‡	—	6.30	6.24		5.36		—	—
Broad market indexes**
S&P Target Date 2015 Index	—	5.89	5.85		5.07		—	—
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.37	1.98		3.72		—	—
Russell 3000® Index	—	15.06	12.85		9.21		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2018, and the waiver will remain in effect through September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
‡	As of the close of business on May 31, 2018, the 2015 Fund Composite Index consisted of: 38.6% Bloomberg Barclays U.S. Aggregate Bond Index; 32.9% Russell 3000 Index; 14.1% MSCI ACWI ex USA IMI; 7.2% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 7.2% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Bloomberg Barclays U.S. Aggregate Bond Index and the Russell 3000 Index to the S&P Target Date 2015 Index. For additional information, please see the Fund’s current prospectus.

22	2018 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2015 Fund

$10,000 over 10 years

Retirement Class

For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/18	Target allocation for 6/30/18
Equity
U.S. equity	30.69%	29.40%
International equity	13.48	12.60
Fixed income
Fixed income	37.29	38.60
Short-term fixed income	7.61	7.20
Inflation-protected assets	7.12	7.20
Direct real estate	3.45	5.00
Other assets & liabilities, net	0.36	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	23

Lifecycle 2020 Fund

Performance as of May 31, 2018

Lifecycle 2020 Fund		Total return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	1/17/07	8.07%	7.29%		5.85%		0.51%	0.40%
Advisor Class	12/4/15	8.17	7.15	†	5.64	†	0.59	0.48
Premier Class	9/30/09	7.94	7.13		5.67	†	0.66	0.55
Retirement Class	10/15/04	7.89	7.03		5.58		0.76	0.65
2020 Fund Composite Index‡	—	7.21	6.93		5.61		—	—
Broad market indexes**
S&P Target Date 2020 Index	—	6.72	6.57		5.43		—	—
Russell 3000® Index	—	15.06	12.85		9.21		—	—
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.37	1.98		3.72		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2018, and the waiver will remain in effect through September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
‡	As of the close of business on May 31, 2018, the 2020 Fund Composite Index consisted of: 37.3% Russell 3000 Index; 36.3% Bloomberg Barclays U.S. Aggregate Bond Index; 16.0% MSCI ACWI ex USA IMI; 5.2% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 5.2% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Russell 3000 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the S&P Target Date 2020 Index. For additional information, please see the Fund’s current prospectus.

24	2018 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2020 Fund

$10,000 over 10 years

Retirement Class

For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/18	Target allocation for 6/30/18
Equity
U.S. equity	35.34%	34.02%
International equity	15.43	14.58
Fixed income
Fixed income	34.76	36.00
Short-term fixed income	5.61	5.20
Inflation-protected assets	5.13	5.20
Direct real estate	3.46	5.00
Other assets & liabilities, net	0.27	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	25

Lifecycle 2025 Fund

Performance as of May 31, 2018

Lifecycle 2025 Fund		Total return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	1/17/07	9.46%	8.04%		6.11%		0.52%	0.41%
Advisor Class	12/4/15	9.30	7.87	†	5.89	†	0.60	0.49
Premier Class	9/30/09	9.24	7.85		5.91	†	0.67	0.56
Retirement Class	10/15/04	9.12	7.76		5.83		0.77	0.66
2025 Fund Composite Index‡	—	8.31	7.68		5.88		—	—
Broad market indexes**
S&P Target Date 2025 Index	—	7.99	7.25		5.74		—	—
Russell 3000® Index	—	15.06	12.85		9.21		—	—
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.37	1.98		3.72		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2018, and the waiver will remain in effect through September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
‡	As of the close of business on May 31, 2018, the 2025 Fund Composite Index consisted of: 42.9% Russell 3000 Index; 32.3% Bloomberg Barclays U.S. Aggregate Bond Index; 18.4% MSCI ACWI ex USA IMI; 3.2% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 3.2% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Russell 3000 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the S&P Target Date 2025 Index. For additional information, please see the Fund’s current prospectus.

26	2018 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2025 Fund

$10,000 over 10 years

Retirement Class

For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/18	Target allocation for 6/30/18

Equity
U.S. equity	41.42%	40.32%
International equity	17.97	17.28
Fixed income
Fixed income	30.06	31.00
Short-term fixed income	3.63	3.20
Inflation-protected assets	3.13	3.20
Direct real estate	3.46	5.00
Other assets & liabilities, net	0.33	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	27

Lifecycle 2030 Fund

Performance as of May 31, 2018

Lifecycle 2030 Fund		Total return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	1/17/07	10.76%	8.73%		6.29%		0.53%	0.42%
Advisor Class	12/4/15	10.63	8.58	†	6.08	†	0.61	0.50
Premier Class	9/30/09	10.56	8.57		6.11	†	0.68	0.57
Retirement Class	10/15/04	10.43	8.47		6.03		0.78	0.67
2030 Fund Composite Index‡	—	9.42	8.42		6.13		—	—
Broad market indexes**
S&P Target Date 2030 Index	—	9.21	7.91		5.98		—	—
Russell 3000® Index	—	15.06	12.85		9.21		—	—
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.37	1.98		3.72		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2018, and the waiver will remain in effect through September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
‡	As of the close of business on May 31, 2018, the 2030 Fund Composite Index consisted of: 48.5% Russell 3000 Index; 28.3% Bloomberg Barclays U.S. Aggregate Bond Index; 20.8% MSCI ACWI ex USA IMI; 1.2% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 1.2% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Russell 3000 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the S&P Target Date 2030 Index. For additional information, please see the Fund’s current prospectus.

28	2018 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2030 Fund

$10,000 over 10 years

Retirement Class

For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/18	Target allocation for 6/30/18
Equity
U.S. equity	47.53%	46.62%
International equity	20.53	19.98
Fixed income
Fixed income	25.89	26.00
Short-term fixed income	1.14	1.20
Inflation-protected assets	1.15	1.20
Direct real estate	3.46	5.00
Other assets & liabilities, net	0.30	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	29

Lifecycle 2035 Fund

Performance as of May 31, 2018

Lifecycle 2035 Fund		Total return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	1/17/07	11.98%	9.40%		6.60%		0.54%	0.43%
Advisor Class	12/4/15	11.96	9.22	†	6.39	†	0.62	0.51
Premier Class	9/30/09	11.76	9.23		6.43	†	0.69	0.58
Retirement Class	10/15/04	11.67	9.11		6.33		0.79	0.68
2035 Fund Composite Index‡	—	10.54	9.11		6.50		—	—
Broad market indexes**
S&P Target Date 2035 Index	—	10.36	8.53		6.20		—	—
Russell 3000® Index	—	15.06	12.85		9.21		—	—
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.37	1.98		3.72		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2018, and the waiver will remain in effect through September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
‡	As of the close of business on May 31, 2018, the 2035 Fund Composite Index consisted of: 54.1% Russell 3000 Index; 23.2% MSCI ACWI ex USA IMI; and 22.7% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Russell 3000 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the S&P Target Date 2035 Index. For additional information, please see the Fund’s current prospectus.

30	2018 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2035 Fund

$10,000 over 10 years

Retirement Class

For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/18	Target allocation for 6/30/18
Equity
U.S. equity	53.61%	52.92%
International equity	23.08	22.68
Fixed income	19.51	19.40
Direct real estate	3.47	5.00
Other assets & liabilities, net	0.33	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	31

Lifecycle 2040 Fund

Performance as of May 31, 2018

Lifecycle 2040 Fund		Total return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	1/17/07	13.28%	9.96%		6.96%		0.55%	0.44%
Advisor Class	12/4/15	13.27	9.80	†	6.74	†	0.63	0.52
Premier Class	9/30/09	13.17	9.81		6.78	†	0.70	0.59
Retirement Class	10/15/04	13.05	9.69		6.69		0.80	0.69
2040 Fund Composite Index‡	—	11.69	9.70		6.86		—	—
Broad market indexes**
S&P Target Date 2040 Index	—	11.18	8.95		6.37		—	—
Russell 3000® Index	—	15.06	12.85		9.21		—	—
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.37	1.98		3.72		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2018, and the waiver will remain in effect through September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
‡	As of the close of business on May 31, 2018, the 2040 Fund Composite Index consisted of: 59.7% Russell 3000 Index; 25.6% MSCI ACWI ex USA IMI; and 14.7% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Russell 3000 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the S&P Target Date 2040 Index. For additional information, please see the Fund’s current prospectus.

32	2018 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2040 Fund

$10,000 over 10 years

Retirement Class

For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/18	Target allocation for 6/30/18
Equity
U.S. equity	59.71%	59.22%
International equity	25.64	25.38
Fixed income	10.85	10.40
Direct real estate	3.47	5.00
Other assets & liabilities, net	0.33	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	33

Lifecycle 2045 Fund

Performance as of May 31, 2018

Lifecycle 2045 Fund		Total return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	11/30/07	13.96%	10.20%		6.88%		0.57%	0.45%
Advisor Class	12/4/15	13.94	10.03	†	6.67	†	0.65	0.53
Premier Class	9/30/09	13.78	10.02		6.71	†	0.72	0.60
Retirement Class	11/30/07	13.62	9.91		6.61		0.82	0.70
2045 Fund Composite Index‡	—	12.31	9.95		6.98		—	—
Broad market indexes**
S&P Target Date 2045 Index	—	11.58	9.24		6.42		—	—
Russell 3000® Index	—	15.06	12.85		9.21		—	—
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.37	1.98		3.72		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2018, and the waiver will remain in effect through September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
‡	As of the close of business on May 31, 2018, the 2045 Fund Composite Index consisted of: 63.3% Russell 3000 Index; 27.2% MSCI ACWI ex USA IMI; and 9.5% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Russell 3000 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the S&P Target Date 2045 Index. For additional information, please see the Fund’s current prospectus.

34	2018 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2045 Fund

$10,000 over 10 years

Retirement Class

For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/18	Target allocation for 6/30/18
Equity
U.S. equity	63.58%	63.35%
International equity	27.09	27.15
Fixed income	5.53	4.50
Direct real estate	3.47	5.00
Other assets & liabilities, net	0.33	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	35

Lifecycle 2050 Fund

Performance as of May 31, 2018

Lifecycle 2050 Fund		Total return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	11/30/07	14.16%	10.28%		6.82%		0.57%	0.45%
Advisor Class	12/4/15	14.15	10.11	†	6.61	†	0.65	0.53
Premier Class	9/30/09	13.99	10.10		6.64	†	0.72	0.60
Retirement Class	11/30/07	13.93	9.99		6.55		0.82	0.70
2050 Fund Composite Index‡	—	12.49	10.04		7.02		—	—
Broad market indexes**
S&P Target Date 2050 Index	—	11.92	9.54		6.59		—	—
Russell 3000® Index	—	15.06	12.85		9.21		—	—
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.37	1.98		3.72		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2018, and the waiver will remain in effect through September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
‡	As of the close of business on May 31, 2018, the 2050 Fund Composite Index consisted of: 64.3% Russell 3000 Index; 27.5% MSCI ACWI ex USA IMI; and 8.2% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Russell 3000 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the S&P Target Date 2050 Index. For additional information, please see the Fund’s current prospectus.

36	2018 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2050 Fund

$10,000 over 10 years

Retirement Class

For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/18	Target allocation for 6/30/18
Equity
U.S. equity	64.43%	64.23%
International equity	27.39	27.52
Fixed income	4.35	3.25
Direct real estate	3.47	5.00
Other assets & liabilities, net	0.36	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	37

Lifecycle 2055 Fund

Performance as of May 31, 2018

Lifecycle 2055 Fund		Total return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		since fund inception		gross	net
Institutional Class	4/29/11	14.29%	10.33%		9.38%		0.61%	0.45%
Advisor Class	12/4/15	14.28	10.19	†	9.19	†	0.69	0.53
Premier Class	4/29/11	14.13	10.17		9.21		0.76	0.60
Retirement Class	4/29/11	14.03	10.06		9.10		0.86	0.70
2055 Fund Composite Index‡	—	12.67	10.13		9.40	§	—	—
Broad market indexes**
S&P Target Date 2055 Index	—	12.04	9.71		8.83	§	—	—
Russell 3000® Index	—	15.06	12.85		12.27	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.37	1.98		2.70	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2018, and the waiver will remain in effect through September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on May 31, 2018, the 2055 Fund Composite Index consisted of: 65.1% Russell 3000 Index; 27.9% MSCI ACWI ex USA IMI; and 7.0% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Russell 3000 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the S&P Target Date 2055 Index. For additional information, please see the Fund’s current prospectus.

38	2018 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2055 Fund

$10,000 invested at Fund’s inception

Retirement Class (inception April 29, 2011)

For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/18	Target allocation for 6/30/18
Equity
U.S. equity	65.20%	65.10%
International equity	27.71	27.90
Fixed income	3.18	2.00
Direct real estate	3.46	5.00
Other assets & liabilities, net	0.45	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	39

Lifecycle 2060 Fund

Performance as of May 31, 2018

Lifecycle 2060 Fund		Total return	Average annual total return		Annual operating expenses*#
	Inception date	1 year	since fund inception		gross	net
Institutional Class	9/26/14	14.51%	9.51%		1.20%	0.45%
Advisor Class	12/4/15	14.47	9.41	†	1.28	0.53
Premier Class	9/26/14	14.32	9.34		1.35	0.60
Retirement Class	9/26/14	14.24	9.25		1.45	0.70
2060 Fund Composite Index‡	—	12.85	8.93	§	—	—
Broad market indexes**
S&P Target Date 2060+ Index	—	12.22	8.54	§	—	—
Russell 3000® Index	—	15.06	11.08	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.37	1.91	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2018, and the waiver will remain in effect through September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on May 31, 2018, the 2060 Fund Composite Index consisted of: 66.0% Russell 3000 Index; 28.3% MSCI ACWI ex USA IMI; and 5.7% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Russell 3000 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the S&P Target Date 2060+ Index. For additional information, please see the funds’ current prospectus.

40	2018 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2060 Fund

$10,000 invested at Fund’s inception

Retirement Class (inception September 26, 2014)

For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/18	Target allocation for 6/30/18
Equity
U.S. equity	65.87%	65.98%
International equity	28.20	28.27
Fixed income	2.03	0.75
Direct real estate	3.44	5.00
Other assets & liabilities, net	0.46	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	41

Portfolio of investments

Lifecycle Retirement Income Fund  ■  May 31, 2018

Shares		Security	Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.7%[a]
DIRECT REAL ESTATE—3.5%
1,725,008	b,c	TIAA-CREF Real Property Fund LP (purchased 8/1/16–5/29/18; cost $18,113,525)	$18,923,343	3.5%
		TOTAL DIRECT REAL ESTATE	18,923,343	3.5
FIXED INCOME—38.7%
10,979,092		TIAA-CREF Bond Fund	110,888,828	20.2
6,989,562		TIAA-CREF Bond Plus Fund	71,083,849	12.9
1,062,344		TIAA-CREF Emerging Markets Debt Fund	10,283,494	1.9
1,141,837		TIAA-CREF High-Yield Fund	10,893,129	2.0
933,508		TIAA-CREF International Bond Fund	9,195,052	1.7
		TOTAL FIXED INCOME	212,344,352	38.7
INFLATION-PROTECTED ASSETS—10.0%
4,827,774		TIAA-CREF Inflation-Linked Bond Fund	54,602,128	10.0
		TOTAL INFLATION-PROTECTED ASSETS	54,602,128	10.0
INTERNATIONAL EQUITY—11.4%
889,250		TIAA-CREF Emerging Markets Equity Fund	10,697,676	1.9
2,175,550		TIAA-CREF Enhanced International Equity Index Fund	17,578,443	3.2
995,059		TIAA-CREF International Equity Fund	12,965,618	2.4
935,764		TIAA-CREF International Opportunities Fund	12,773,172	2.3
703,059		TIAA-CREF International Small-Cap Equity Fund	8,507,011	1.6
		TOTAL INTERNATIONAL EQUITY	62,521,920	11.4
SHORT-TERM FIXED INCOME—10.4%
5,596,935		TIAA-CREF Short-Term Bond Fund	57,256,649	10.4
		TOTAL SHORT-TERM FIXED INCOME	57,256,649	10.4
U.S. EQUITY—25.7%
1,661,134		TIAA-CREF Enhanced Large-Cap Growth Index Fund	23,853,881	4.4
2,129,122		TIAA-CREF Enhanced Large-Cap Value Index Fund	21,504,131	3.9
1,962,200		TIAA-CREF Growth & Income Fund	29,040,559	5.3
1,257,132		TIAA-CREF Large-Cap Growth Fund	27,392,914	5.0
1,306,523		TIAA-CREF Large-Cap Value Fund	24,536,500	4.5
418,922		TIAA-CREF Small-Cap Equity Fund	8,374,244	1.5
476,252		TIAA-CREF Small/Mid-Cap Equity Fund	6,191,275	1.1
		TOTAL U.S. EQUITY	140,893,504	25.7
		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $495,224,837)	546,541,896	99.7

		TOTAL PORTFOLIO (Cost $495,224,837)	546,541,896	99.7
		OTHER ASSETS & LIABILITIES, NET	1,421,540	0.3
		NET ASSETS	$547,963,436	100.0%

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 5/31/18, the total value of this security amounted to $18,923,343 or 3.5% of net assets.

42	2018 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2010 Fund  ■  May 31, 2018

Shares		Security	Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.7%[a]
DIRECT REAL ESTATE—3.5%
3,963,173	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16–4/24/18; cost $41,396,573)	$43,476,007	3.5%
		TOTAL DIRECT REAL ESTATE	43,476,007	3.5
FIXED INCOME—38.3%
24,909,811		TIAA-CREF Bond Fund	251,589,093	20.0
15,863,053		TIAA-CREF Bond Plus Fund	161,327,254	12.8
2,408,995		TIAA-CREF Emerging Markets Debt Fund	23,319,068	1.9
2,583,025		TIAA-CREF High-Yield Fund	24,642,056	2.0
2,111,978		TIAA-CREF International Bond Fund	20,802,980	1.6
		TOTAL FIXED INCOME	481,680,451	38.3
INFLATION-PROTECTED ASSETS—9.1%
10,136,076		TIAA-CREF Inflation-Linked Bond Fund	114,639,019	9.1
		TOTAL INFLATION-PROTECTED ASSETS	114,639,019	9.1
INTERNATIONAL EQUITY—12.0%
2,138,171		TIAA-CREF Emerging Markets Equity Fund	25,722,195	2.0
5,236,988		TIAA-CREF Enhanced International Equity Index Fund	42,314,864	3.4
2,410,862		TIAA-CREF International Equity Fund	31,413,532	2.5
2,269,652		TIAA-CREF International Opportunities Fund	30,980,753	2.5
1,703,410		TIAA-CREF International Small-Cap Equity Fund	20,611,257	1.6
		TOTAL INTERNATIONAL EQUITY	151,042,601	12.0
SHORT-TERM FIXED INCOME—9.6%
11,787,408		TIAA-CREF Short-Term Bond Fund	120,585,182	9.6
		TOTAL SHORT-TERM FIXED INCOME	120,585,182	9.6
U.S. EQUITY—27.2%
4,031,618		TIAA-CREF Enhanced Large-Cap Growth Index Fund	57,894,040	4.6
5,161,167		TIAA-CREF Enhanced Large-Cap Value Index Fund	52,127,785	4.2
4,763,122		TIAA-CREF Growth & Income Fund	70,494,208	5.6
3,046,551		TIAA-CREF Large-Cap Growth Fund	66,384,340	5.3
3,171,197		TIAA-CREF Large-Cap Value Fund	59,555,082	4.7
1,016,844		TIAA-CREF Small-Cap Equity Fund	20,326,706	1.6
1,155,299		TIAA-CREF Small/Mid-Cap Equity Fund	15,018,887	1.2
		TOTAL U.S. EQUITY	341,801,048	27.2
		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,071,684,131)	1,253,224,308	99.7

		TOTAL PORTFOLIO (Cost $1,071,684,131)	1,253,224,308	99.7
		OTHER ASSETS & LIABILITIES, NET	3,322,190	0.3
		NET ASSETS	$1,256,546,498	100.0%

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 5/31/18, the total value of this security amounted to $43,476,007 or 3.5% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	43

Portfolio of investments

Lifecycle 2015 Fund  ■  May 31, 2018

Shares		Security	Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.6%[a]
DIRECT REAL ESTATE—3.4%
6,112,198	b,c	TIAA-CREF Real Property Fund LP (purchased 11/28/16–4/24/18; cost $64,237,509)	$67,050,814	3.4%
		TOTAL DIRECT REAL ESTATE	67,050,814	3.4
FIXED INCOME—37.3%
37,405,137		TIAA-CREF Bond Fund	377,791,880	19.5
23,854,769		TIAA-CREF Bond Plus Fund	242,602,998	12.5
3,636,209		TIAA-CREF Emerging Markets Debt Fund	35,198,507	1.8
3,893,371		TIAA-CREF High-Yield Fund	37,142,758	1.9
3,158,774		TIAA-CREF International Bond Fund	31,113,923	1.6
		TOTAL FIXED INCOME	723,850,066	37.3
INFLATION-PROTECTED ASSETS—7.1%
12,215,784		TIAA-CREF Inflation-Linked Bond Fund	138,160,522	7.1
		TOTAL INFLATION-PROTECTED ASSETS	138,160,522	7.1
INTERNATIONAL EQUITY—13.5%
3,683,325		TIAA-CREF Emerging Markets Equity Fund	44,310,403	2.3
8,996,933		TIAA-CREF Enhanced International Equity Index Fund	72,695,222	3.7
4,208,112		TIAA-CREF International Equity Fund	54,831,705	2.8
3,948,261		TIAA-CREF International Opportunities Fund	53,893,758	2.8
2,965,731		TIAA-CREF International Small-Cap Equity Fund	35,885,342	1.9
		TOTAL INTERNATIONAL EQUITY	261,616,430	13.5
SHORT-TERM FIXED INCOME—7.6%
14,439,123		TIAA-CREF Short-Term Bond Fund	147,712,233	7.6
		TOTAL SHORT-TERM FIXED INCOME	147,712,233	7.6
U.S. EQUITY—30.7%
7,027,302		TIAA-CREF Enhanced Large-Cap Growth Index Fund	100,912,056	5.2
8,997,412		TIAA-CREF Enhanced Large-Cap Value Index Fund	90,873,865	4.7
8,291,914		TIAA-CREF Growth & Income Fund	122,720,320	6.3
5,315,641		TIAA-CREF Large-Cap Growth Fund	115,827,826	6.0
5,530,538		TIAA-CREF Large-Cap Value Fund	103,863,510	5.4
1,773,895		TIAA-CREF Small-Cap Equity Fund	35,460,156	1.8
2,014,215		TIAA-CREF Small/Mid-Cap Equity Fund	26,184,794	1.3
		TOTAL U.S. EQUITY	595,842,527	30.7
		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,860,392,405)	1,934,232,592	99.6

		TOTAL PORTFOLIO (Cost $1,860,392,405)	1,934,232,592	99.6
		OTHER ASSETS & LIABILITIES, NET	6,921,391	0.4
		NET ASSETS	$1,941,153,983	100.0%

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 5/31/18, the total value of this security amounted to $67,050,814 or 3.4% of net assets.

44	2018 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2020 Fund  ■  May 31, 2018

Shares		Security	Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.7%[a]
DIRECT REAL ESTATE—3.5%
12,107,529	b,c	TIAA-CREF Real Property Fund LP (purchased 11/14/16–4/24/18; cost $127,198,784)	$132,819,593	3.5%
		TOTAL DIRECT REAL ESTATE	132,819,593	3.5
FIXED INCOME—34.8%
68,944,089		TIAA-CREF Bond Fund	696,335,300	18.1
44,055,640		TIAA-CREF Bond Plus Fund	448,045,858	11.7
6,691,667		TIAA-CREF Emerging Markets Debt Fund	64,775,338	1.7
7,198,165		TIAA-CREF High-Yield Fund	68,670,490	1.8
5,733,983		TIAA-CREF International Bond Fund	56,479,735	1.5
		TOTAL FIXED INCOME	1,334,306,721	34.8
INFLATION-PROTECTED ASSETS—5.1%
17,412,459		TIAA-CREF Inflation-Linked Bond Fund	196,934,909	5.1
		TOTAL INFLATION-PROTECTED ASSETS	196,934,909	5.1
INTERNATIONAL EQUITY—15.4%
8,291,065		TIAA-CREF Emerging Markets Equity Fund	99,741,517	2.6
20,213,247		TIAA-CREF Enhanced International Equity Index Fund	163,323,037	4.3
9,563,812		TIAA-CREF International Equity Fund	124,616,474	3.2
8,991,570		TIAA-CREF International Opportunities Fund	122,734,936	3.2
6,754,797		TIAA-CREF International Small-Cap Equity Fund	81,733,044	2.1
		TOTAL INTERNATIONAL EQUITY	592,149,008	15.4
SHORT-TERM FIXED INCOME—5.6%
21,070,974		TIAA-CREF Short-Term Bond Fund	215,556,061	5.6
		TOTAL SHORT-TERM FIXED INCOME	215,556,061	5.6
U.S. EQUITY—35.3%
15,992,831		TIAA-CREF Enhanced Large-Cap Growth Index Fund	229,657,057	6.0
20,483,949		TIAA-CREF Enhanced Large-Cap Value Index Fund	206,887,886	5.4
18,886,390		TIAA-CREF Growth & Income Fund	279,518,579	7.3
12,098,682		TIAA-CREF Large-Cap Growth Fund	263,630,280	6.9
12,584,399		TIAA-CREF Large-Cap Value Fund	236,335,009	6.1
4,040,369		TIAA-CREF Small-Cap Equity Fund	80,766,983	2.1
4,586,305		TIAA-CREF Small/Mid-Cap Equity Fund	59,621,967	1.5
		TOTAL U.S. EQUITY	1,356,417,761	35.3
		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,613,475,656)	3,828,184,053	99.7

		TOTAL PORTFOLIO (Cost $3,613,475,656)	3,828,184,053	99.7
		OTHER ASSETS & LIABILITIES, NET	10,366,307	0.3
		NET ASSETS	$3,838,550,360	100.0%

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 5/31/18, the total value of this security amounted to $132,819,593 or 3.5% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	45

Portfolio of investments

Lifecycle 2025 Fund  ■  May 31, 2018

Shares		Security	Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.7%[a]
DIRECT REAL ESTATE—3.5%
13,805,313	b,c	TIAA-CREF Real Property Fund LP (purchased 8/1/16–5/9/18; cost $144,819,382)	$151,444,286	3.5%
		TOTAL DIRECT REAL ESTATE	151,444,286	3.5
FIXED INCOME—30.1%
67,850,812		TIAA-CREF Bond Fund	685,293,201	15.7
43,627,550		TIAA-CREF Bond Plus Fund	443,692,182	10.1
6,651,442		TIAA-CREF Emerging Markets Debt Fund	64,385,962	1.5
7,126,561		TIAA-CREF High-Yield Fund	67,987,395	1.6
5,444,751		TIAA-CREF International Bond Fund	53,630,793	1.2
		TOTAL FIXED INCOME	1,314,989,533	30.1
INFLATION-PROTECTED ASSETS—3.1%
12,123,207		TIAA-CREF Inflation-Linked Bond Fund	137,113,467	3.1
		TOTAL INFLATION-PROTECTED ASSETS	137,113,467	3.1
INTERNATIONAL EQUITY—18.0%
10,929,618		TIAA-CREF Emerging Markets Equity Fund	131,483,304	3.0
26,607,794		TIAA-CREF Enhanced International Equity Index Fund	214,990,973	4.9
12,761,266		TIAA-CREF International Equity Fund	166,279,296	3.8
12,019,737		TIAA-CREF International Opportunities Fund	164,069,405	3.8
9,016,059		TIAA-CREF International Small-Cap Equity Fund	109,094,318	2.5
		TOTAL INTERNATIONAL EQUITY	785,917,296	18.0
SHORT-TERM FIXED INCOME—3.6%
15,509,437		TIAA-CREF Short-Term Bond Fund	158,661,541	3.6
		TOTAL SHORT-TERM FIXED INCOME	158,661,541	3.6
U.S. EQUITY—41.4%
21,378,350		TIAA-CREF Enhanced Large-Cap Growth Index Fund	306,993,107	7.0
27,376,229		TIAA-CREF Enhanced Large-Cap Value Index Fund	276,499,915	6.3
25,223,708		TIAA-CREF Growth & Income Fund	373,310,879	8.5
16,168,041		TIAA-CREF Large-Cap Growth Fund	352,301,618	8.1
16,794,815		TIAA-CREF Large-Cap Value Fund	315,406,624	7.2
5,397,712		TIAA-CREF Small-Cap Equity Fund	107,900,255	2.5
6,125,294		TIAA-CREF Small/Mid-Cap Equity Fund	79,628,826	1.8
		TOTAL U.S. EQUITY	1,812,041,224	41.4
		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $4,033,433,433)	4,360,167,347	99.7

		TOTAL PORTFOLIO (Cost $4,033,433,433)	4,360,167,347	99.7
		OTHER ASSETS & LIABILITIES, NET	14,340,016	0.3
		NET ASSETS	$4,374,507,363	100.0%

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 5/31/18, the total value of this security amounted to $151,444,286 or 3.5% of net assets.

46	2018 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2030 Fund  ■  May 31, 2018

Shares		Security	Value	% of net assets
AFFILIATED INVEST MENT COMPANIES—99.7%[a]
DIRECT REAL ESTATE—3.5%
13,741,288	b,c	TIAA-CREF Real Property Fund LP (purchased 7/12/16–5/29/18; cost $144,027,295)	$150,741,932	3.5%
		TOTAL DIRECT REAL ESTATE	150,741,932	3.5
FIXED INCOME—25.9%
59,067,529		TIAA-CREF Bond Fund	596,582,039	13.7
36,894,332		TIAA-CREF Bond Plus Fund	375,215,355	8.6
5,624,460		TIAA-CREF Emerging Markets Debt Fund	54,444,772	1.3
6,025,819		TIAA-CREF High-Yield Fund	57,486,312	1.3
4,332,298		TIAA-CREF International Bond Fund	42,673,138	1.0
		TOTAL FIXED INCOME	1,126,401,616	25.9
INFLATION-PROTECTED ASSETS—1.2%
4,404,124		TIAA-CREF Inflation-Linked Bond Fund	49,810,638	1.2
		TOTAL INFLATION-PROTECTED ASSETS	49,810,638	1.2
INTERNATIONAL EQUITY—20.5%
12,384,127		TIAA-CREF Emerging Markets Equity Fund	148,981,045	3.4
30,059,075		TIAA-CREF Enhanced International Equity Index Fund	242,877,323	5.6
14,562,980		TIAA-CREF International Equity Fund	189,755,623	4.3
13,726,480		TIAA-CREF International Opportunities Fund	187,366,451	4.3
10,289,860		TIAA-CREF International Small-Cap Equity Fund	124,507,305	2.9
		TOTAL INTERNATIONAL EQUITY	893,487,747	20.5
SHORT-TERM FIXED INCOME—1.1%
4,865,315		TIAA-CREF Short-Term Bond Fund	49,772,169	1.1
		TOTAL SHORT-TERM FIXED INCOME	49,772,169	1.1
U.S. EQUITY—47.5%
24,395,433		TIAA-CREF Enhanced Large-Cap Growth Index Fund	350,318,412	8.0
31,239,631		TIAA-CREF Enhanced Large-Cap Value Index Fund	315,520,271	7.3
28,779,273		TIAA-CREF Growth & Income Fund	425,933,237	9.8
18,459,126		TIAA-CREF Large-Cap Growth Fund	402,224,359	9.2
19,168,045		TIAA-CREF Large-Cap Value Fund	359,975,892	8.3
6,158,989		TIAA-CREF Small-Cap Equity Fund	123,118,185	2.8
6,989,992		TIAA-CREF Small/Mid-Cap Equity Fund	90,869,890	2.1
		TOTAL U.S. EQUITY	2,067,960,246	47.5
		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,927,770,524)	4,338,174,348	99.7

		TOTAL PORTFOLIO (Cost $3,927,770,524)	4,338,174,348	99.7
		OTHER ASSETS & LIABILITIES, NET	12,948,554	0.3
		NET ASSETS	$4,351,122,902	100.0%

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 5/31/18, the total value of this security amounted to $150,741,932 or 3.5% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	47

Portfolio of investments

Lifecycle 2035 Fund  ■  May 31, 2018

Shares		Security	Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.7%[a]
DIRECT REAL ESTATE—3.5%
13,893,021	b,c	TIAA-CREF Real Property Fund LP (purchased 8/1/16–5/29/18; cost $145,674,376)	$152,406,443	3.5%
		TOTAL DIRECT REAL ESTATE	152,406,443	3.5
FIXED INCOME—19.5%
45,101,318		TIAA-CREF Bond Fund	455,523,313	10.4
28,294,769		TIAA-CREF Bond Plus Fund	287,757,803	6.5
4,314,794		TIAA-CREF Emerging Markets Debt Fund	41,767,203	1.0
4,613,506		TIAA-CREF High-Yield Fund	44,012,849	1.0
2,892,414		TIAA-CREF International Bond Fund	28,490,276	0.6
		TOTAL FIXED INCOME	857,551,444	19.5
INTERNATIONAL EQUITY—23.1%
14,013,369		TIAA-CREF Emerging Markets Equity Fund	168,580,829	3.8
33,979,253		TIAA-CREF Enhanced International Equity Index Fund	274,552,368	6.3
16,591,834		TIAA-CREF International Equity Fund	216,191,603	4.9
15,640,187		TIAA-CREF International Opportunities Fund	213,488,546	4.9
11,720,561		TIAA-CREF International Small-Cap Equity Fund	141,818,783	3.2
		TOTAL INTERNATIONAL EQUITY	1,014,632,129	23.1
U.S. EQUITY—53.6%
27,802,684		TIAA-CREF Enhanced Large-Cap Growth Index Fund	399,246,537	9.1
35,605,392		TIAA-CREF Enhanced Large-Cap Value Index Fund	359,614,460	8.2
32,799,186		TIAA-CREF Growth & Income Fund	485,427,947	11.0
21,040,566		TIAA-CREF Large-Cap Growth Fund	458,473,939	10.4
21,845,192		TIAA-CREF Large-Cap Value Fund	410,252,704	9.3
7,021,591		TIAA-CREF Small-Cap Equity Fund	140,361,596	3.2
7,967,137		TIAA-CREF Small/Mid-Cap Equity Fund	103,572,778	2.4
		TOTAL U.S. EQUITY	2,356,949,961	53.6
		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,878,789,797)	4,381,539,977	99.7

		TOTAL PORTFOLIO (Cost $3,878,789,797)	4,381,539,977	99.7
		OTHER ASSETS & LIABILITIES, NET	14,543,321	0.3
		NET ASSETS	$4,396,083,298	100.0%

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 5/31/18, the total value of this security amounted to $152,406,443 or 3.5% of net assets.

48	2018 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2040 Fund  ■  May 31, 2018

Shares		Security	Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.7%[a]
DIRECT REAL ESTATE—3.5%
17,046,375	b,c	TIAA-CREF Real Property Fund LP (purchased 8/1/16–5/29/18; cost $178,814,804)	$186,998,731	3.5%
		TOTAL DIRECT REAL ESTATE	186,998,731	3.5
FIXED INCOME—10.9%
31,024,669		TIAA-CREF Bond Fund	313,349,156	5.8
19,732,528		TIAA-CREF Bond Plus Fund	200,679,809	3.7
3,013,248		TIAA-CREF Emerging Markets Debt Fund	29,168,242	0.6
3,212,194		TIAA-CREF High-Yield Fund	30,644,334	0.6
1,075,408		TIAA-CREF International Bond Fund	10,592,766	0.2
		TOTAL FIXED INCOME	584,434,307	10.9
INTERNATIONAL EQUITY—25.6%
19,019,516		TIAA-CREF Emerging Markets Equity Fund	228,804,779	4.2
46,094,894		TIAA-CREF Enhanced International Equity Index Fund	372,446,740	6.9
22,650,710		TIAA-CREF International Equity Fund	295,138,757	5.5
21,341,879		TIAA-CREF International Opportunities Fund	291,316,650	5.4
16,000,736		TIAA-CREF International Small-Cap Equity Fund	193,608,903	3.6
		TOTAL INTERNATIONAL EQUITY	1,381,315,829	25.6
U.S. EQUITY—59.7%
37,946,891		TIAA-CREF Enhanced Large-Cap Growth Index Fund	544,917,350	10.1
48,594,520		TIAA-CREF Enhanced Large-Cap Value Index Fund	490,804,656	9.1
44,769,069		TIAA-CREF Growth & Income Fund	662,582,226	12.3
28,716,438		TIAA-CREF Large-Cap Growth Fund	625,731,180	11.6
29,815,709		TIAA-CREF Large-Cap Value Fund	559,939,009	10.4
9,578,473		TIAA-CREF Small-Cap Equity Fund	191,473,677	3.6
10,874,271		TIAA-CREF Small/Mid-Cap Equity Fund	141,365,519	2.6
		TOTAL U.S. EQUITY	3,216,813,617	59.7
		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $4,641,428,141)	5,369,562,484	99.7

		TOTAL PORTFOLIO (Cost $4,641,428,141)	5,369,562,484	99.7
		OTHER ASSETS & LIABILITIES, NET	17,612,020	0.3
		NET ASSETS	$5,387,174,504	100.0%

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 5/31/18, the total value of this security amounted to $186,998,731 or 3.5% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	49

Portfolio of investments

Lifecycle 2045 Fund  ■  May 31, 2018

Shares		Security	Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.7%[a]
DIRECT REAL ESTATE—3.5%
8,916,817	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16–5/29/18; cost $93,632,543)	$97,817,485	3.5%
		TOTAL DIRECT REAL ESTATE	97,817,485	3.5
FIXED INCOME—5.5%
8,166,661		TIAA-CREF Bond Fund	82,483,275	2.9
5,364,210		TIAA-CREF Bond Plus Fund	54,554,018	1.9
819,225		TIAA-CREF Emerging Markets Debt Fund	7,930,098	0.3
876,116		TIAA-CREF High-Yield Fund	8,358,150	0.3
262,379		TIAA-CREF International Bond Fund	2,584,437	0.1
		TOTAL FIXED INCOME	155,909,978	5.5
INTERNATIONAL EQUITY—27.1%
10,589,158		TIAA-CREF Emerging Markets Equity Fund	127,387,575	4.5
24,946,932		TIAA-CREF Enhanced International Equity Index Fund	201,571,210	7.2
12,616,139		TIAA-CREF International Equity Fund	164,388,292	5.8
11,885,903		TIAA-CREF International Opportunities Fund	162,242,576	5.8
8,908,432		TIAA-CREF International Small-Cap Equity Fund	107,792,032	3.8
		TOTAL INTERNATIONAL EQUITY	763,381,685	27.1
U.S. EQUITY—63.6%
21,125,037		TIAA-CREF Enhanced Large-Cap Growth Index Fund	303,355,525	10.8
27,055,332		TIAA-CREF Enhanced Large-Cap Value Index Fund	273,258,849	9.7
24,923,672		TIAA-CREF Growth & Income Fund	368,870,345	13.1
15,989,389		TIAA-CREF Large-Cap Growth Fund	348,408,780	12.3
16,620,804		TIAA-CREF Large-Cap Value Fund	312,138,692	11.1
5,335,886		TIAA-CREF Small-Cap Equity Fund	106,664,357	3.8
6,053,689		TIAA-CREF Small/Mid-Cap Equity Fund	78,697,960	2.8
		TOTAL U.S. EQUITY	1,791,394,508	63.6
		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,280,538,201)	2,808,503,656	99.7

		TOTAL PORTFOLIO (Cost $2,280,538,201)	2,808,503,656	99.7
		OTHER ASSETS & LIABILITIES, NET	9,201,194	0.3
		NET ASSETS	$2,817,704,850	100.0%

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 5/31/18, the total value of this security amounted to $97,817,485 or 3.5% of net assets.

50	2018 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2050 Fund  ■  May 31, 2018

Shares		Security	Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.6%[a]
DIRECT REAL ESTATE—3.5%
5,845,107	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16–5/29/18; cost $61,447,503)	$64,120,823	3.5%
		TOTAL DIRECT REAL ESTATE	64,120,823	3.5
FIXED INCOME—4.3%
4,158,435		TIAA-CREF Bond Fund	42,000,190	2.3
2,782,467		TIAA-CREF Bond Plus Fund	28,297,694	1.5
424,906		TIAA-CREF Emerging Markets Debt Fund	4,113,088	0.2
452,161		TIAA-CREF High-Yield Fund	4,313,618	0.2
168,851		TIAA-CREF International Bond Fund	1,663,179	0.1
		TOTAL FIXED INCOME	80,387,769	4.3
INTERNATIONAL EQUITY—27.4%
7,033,740		TIAA-CREF Emerging Markets Equity Fund	84,615,897	4.6
16,426,017		TIAA-CREF Enhanced International Equity Index Fund	132,722,220	7.2
8,388,785		TIAA-CREF International Equity Fund	109,305,875	5.9
7,895,724		TIAA-CREF International Opportunities Fund	107,776,634	5.8
5,918,391		TIAA-CREF International Small-Cap Equity Fund	71,612,532	3.9
		TOTAL INTERNATIONAL EQUITY	506,033,158	27.4
U.S. EQUITY—64.4%
14,040,796		TIAA-CREF Enhanced Large-Cap Growth Index Fund	201,625,837	10.9
17,976,865		TIAA-CREF Enhanced Large-Cap Value Index Fund	181,566,336	9.8
16,561,086		TIAA-CREF Growth & Income Fund	245,104,078	13.3
10,624,120		TIAA-CREF Large-Cap Growth Fund	231,499,574	12.5
11,055,648		TIAA-CREF Large-Cap Value Fund	207,625,060	11.3
3,545,332		TIAA-CREF Small-Cap Equity Fund	70,871,193	3.8
4,022,643		TIAA-CREF Small/Mid-Cap Equity Fund	52,294,356	2.8
		TOTAL U.S. EQUITY	1,190,586,434	64.4
		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,512,676,071)	1,841,128,184	99.6

		TOTAL PORTFOLIO (Cost $1,512,676,071)	1,841,128,184	99.6
		OTHER ASSETS & LIABILITIES, NET	6,634,073	0.4
		NET ASSETS	$1,847,762,257	100.0%

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 5/31/18, the total value of this security amounted to $64,120,823 or 3.5% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	51

Portfolio of investments

Lifecycle 2055 Fund  ■  May 31, 2018

Shares		Security	Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.6%[a]
DIRECT REAL ESTATE—3.5%
1,777,932	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16–5/29/18; cost $18,768,139)	$19,503,913	3.5%
		TOTAL DIRECT REAL ESTATE	19,503,913	3.5
FIXED INCOME—3.2%
906,066		TIAA-CREF Bond Fund	9,151,270	1.6
626,589		TIAA-CREF Bond Plus Fund	6,372,405	1.1
95,439		TIAA-CREF Emerging Markets Debt Fund	923,852	0.2
102,725		TIAA-CREF High-Yield Fund	979,995	0.2
51,599		TIAA-CREF International Bond Fund	508,247	0.1
		TOTAL FIXED INCOME	17,935,769	3.2
INTERNATIONAL EQUITY—27.7%
2,175,416		TIAA-CREF Emerging Markets Equity Fund	26,170,256	4.7
5,027,183		TIAA-CREF Enhanced International Equity Index Fund	40,619,639	7.2
2,601,059		TIAA-CREF International Equity Fund	33,891,800	6.0
2,435,694		TIAA-CREF International Opportunities Fund	33,247,228	5.9
1,833,069		TIAA-CREF International Small-Cap Equity Fund	22,180,130	3.9
		TOTAL INTERNATIONAL EQUITY	156,109,053	27.7
U.S. EQUITY—65.2%
4,331,633		TIAA-CREF Enhanced Large-Cap Growth Index Fund	62,202,257	11.0
5,542,775		TIAA-CREF Enhanced Large-Cap Value Index Fund	55,982,024	9.9
5,109,247		TIAA-CREF Growth & Income Fund	75,616,862	13.4
3,276,528		TIAA-CREF Large-Cap Growth Fund	71,395,539	12.7
3,410,827		TIAA-CREF Large-Cap Value Fund	64,055,335	11.4
1,093,604		TIAA-CREF Small-Cap Equity Fund	21,861,146	3.9
1,241,295		TIAA-CREF Small/Mid-Cap Equity Fund	16,136,839	2.9
		TOTAL U.S. EQUITY	367,250,002	65.2
		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $484,280,002)	560,798,737	99.6

		TOTAL PORTFOLIO (Cost $484,280,002)	560,798,737	99.6
		OTHER ASSETS & LIABILITIES, NET	2,510,158	0.4
		NET ASSETS	$563,308,895	100.0%

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 5/31/18, the total value of this security amounted to $19,503,913 or 3.5% of net assets.

52	2018 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2060 Fund  ■  May 31, 2018

Shares		Security	Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.5%[a]
DIRECT REAL ESTATE—3.4%
301,702	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16–5/29/18; cost $3,217,234)	$3,309,673	3.4%
		TOTAL DIRECT REAL ESTATE	3,309,673	3.4
FIXED INCOME—2.0%
94,458		TIAA-CREF Bond Fund	954,030	1.0
69,853		TIAA-CREF Bond Plus Fund	710,407	0.7
10,641		TIAA-CREF Emerging Markets Debt Fund	103,001	0.1
11,444		TIAA-CREF High-Yield Fund	109,175	0.1
8,568		TIAA-CREF International Bond Fund	84,391	0.1
		TOTAL FIXED INCOME	1,961,004	2.0
INTERNATIONAL EQUITY—28.2%
381,420		TIAA-CREF Emerging Markets Equity Fund	4,588,486	4.8
868,964		TIAA-CREF Enhanced International Equity Index Fund	7,021,226	7.3
452,654		TIAA-CREF International Equity Fund	5,898,088	6.1
423,741		TIAA-CREF International Opportunities Fund	5,784,070	6.0
319,366		TIAA-CREF International Small-Cap Equity Fund	3,864,333	4.0
		TOTAL INTERNATIONAL EQUITY	27,156,203	28.2
U.S. EQUITY—65.9%
747,964		TIAA-CREF Enhanced Large-Cap Growth Index Fund	10,740,761	11.2
957,203		TIAA-CREF Enhanced Large-Cap Value Index Fund	9,667,752	10.0
883,268		TIAA-CREF Growth & Income Fund	13,072,372	13.6
565,798		TIAA-CREF Large-Cap Growth Fund	12,328,742	12.8
589,647		TIAA-CREF Large-Cap Value Fund	11,073,562	11.5
188,821		TIAA-CREF Small-Cap Equity Fund	3,774,528	3.9
214,282		TIAA-CREF Small/Mid-Cap Equity Fund	2,785,669	2.9
		TOTAL U.S. EQUITY	63,443,386	65.9
		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $88,610,566)	95,870,266	99.5

		TOTAL PORTFOLIO (Cost $88,610,566)	95,870,266	99.5
		OTHER ASSETS & LIABILITIES, NET	440,768	0.5
		NET ASSETS	$96,311,034	100.0%

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 5/31/18, the total value of this security amounted to $3,309,673 or 3.4% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	53

Statements of assets and liabilities

TIAA-CREF Lifecycle Funds  ■  May 31, 2018

	Lifecycle Retirement Income Fund	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund
ASSETS
Affiliated investments, at value‡	$546,541,896	$1,253,224,308	$1,934,232,592	$3,828,184,053	$4,360,167,347	$4,338,174,348
Cash	1,864,591	2,476,228	3,962,170	6,367,227	6,467,537	6,682,684
Receivable from securities transactions	1,675,008	4,398,904	7,489,092	17,082,172	21,580,420	22,570,567
Receivable from Fund shares sold	102,743	206,102	2,116,162	3,850,475	5,082,910	5,492,187
Dividends receivable	648,448	1,463,961	2,127,810	3,803,152	3,637,158	2,931,061
Due from affiliates	7,021	12,443	18,409	35,319	40,076	39,756
Other	19,958	73,516	109,174	161,847	163,825	158,080
Total assets	550,859,665	1,261,855,462	1,950,055,409	3,859,484,245	4,397,139,273	4,376,048,683
LIABILITIES
Management fees payable	4,501	10,340	15,947	31,559	35,960	35,768
Service agreement fees payable	3,981	8,436	13,068	23,657	25,066	23,430
Distribution fees payable	29,223	18,991	30,102	64,594	73,300	74,770
Due to affiliates	1,260	1,509	1,907	2,801	2,930	2,864
Payable for securities transactions	2,606,295	5,071,191	8,636,414	19,614,966	22,157,483	23,936,137
Payable for Fund shares redeemed	209,090	92,819	48,880	925,047	45,190	571,770
Payable for trustee compensation	20,935	75,926	112,940	169,054	171,897	166,030
Accrued expenses and other payables	20,944	29,752	42,168	102,207	120,084	115,012
Total liabilities	2,896,229	5,308,964	8,901,426	20,933,885	22,631,910	24,925,781
NET ASSETS	$547,963,436	$1,256,546,498	$1,941,153,983	$3,838,550,360	$4,374,507,363	$4,351,122,902
NET ASSETS CONSIST OF:
Paid-in-capital	$495,149,817	$1,069,332,211	$1,799,909,185	$3,484,669,303	$3,885,244,513	$3,778,942,963
Undistributed net investment income (loss)	1,409,235	8,124,829	11,975,929	21,610,750	21,302,334	17,389,393
Accumulated net realized gain (loss) on total investments	87,325	(2,450,719)	55,428,682	117,561,910	141,226,602	144,386,722
Net unrealized appreciation (depreciation) on total investments	51,317,059	181,540,177	73,840,187	214,708,397	326,733,914	410,403,824
NET ASSETS	$547,963,436	$1,256,546,498	$1,941,153,983	$3,838,550,360	$4,374,507,363	$4,351,122,902
INSTITUTIONAL CLASS:
Net assets	$202,412,786	$698,687,374	$1,070,488,085	$2,188,054,026	$2,580,691,011	$2,626,467,157
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	17,334,335	59,969,031	106,473,955	209,827,352	241,668,608	243,605,499
Net asset value per share	$11.68	$11.65	$10.05	$10.43	$10.68	$10.78
ADVISOR CLASS:
Net assets	$215,622	$117,075	$106,989	$225,677	$132,843	$124,162
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	18,463	10,045	10,644	21,658	12,444	11,515
Net asset value per share	$11.68	$11.66	$10.05	$10.42	$10.68	$10.78
PREMIER CLASS:
Net assets	$36,733,070	$147,851,434	$235,104,493	$503,806,058	$573,642,658	$585,462,268
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	3,148,173	12,724,518	23,495,301	48,462,694	53,977,740	54,585,127
Net asset value per share	$11.67	$11.62	$10.01	$10.40	$10.63	$10.73
RETIREMENT CLASS:
Net assets	$192,818,771	$409,890,615	$635,454,416	$1,146,464,599	$1,220,040,851	$1,139,069,315
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	16,552,979	29,961,145	51,379,451	87,491,569	89,926,154	81,604,314
Net asset value per share	$11.65	$13.68	$12.37	$13.10	$13.57	$13.96
RETAIL CLASS:
Net assets	$115,783,187	$—	$—	$—	$—	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	9,930,368	—	—	—	—	—
Net asset value per share	$11.66	$—	$—	$—	$—	$—
‡ Affiliated investments, cost	$495,224,837	$1,071,684,131	$1,860,392,405	$3,613,475,656	$4,033,433,433	$3,927,770,524

54	2018 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	55

Statements of assets and liabilities	concluded

TIAA-CREF Lifecycle Funds  ■  May 31, 2018

	Lifecycle 2035 Fund	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle 2055 Fund	Lifecycle 2060 Fund
ASSETS
Affiliated investments, at value‡	$4,381,539,977	$5,369,562,484	$2,808,503,656	$1,841,128,184	$560,798,737	$95,870,266
Cash	5,936,638	6,707,074	2,130,096	2,018,808	865,045	661,218
Receivable from securities transactions	24,360,887	33,083,310	15,660,095	9,917,184	2,705,555	282,063
Receivable from Fund shares sold	7,076,847	7,780,155	6,223,538	4,560,477	2,153,242	408,857
Dividends receivable	2,158,824	1,479,762	390,129	198,338	42,921	4,366
Due from affiliates	40,156	48,889	26,245	17,700	6,254	2,047
Other	158,961	208,765	69,199	41,052	8,020	635
Total assets	4,421,272,290	5,418,870,439	2,833,002,958	1,857,881,743	566,579,774	97,229,452
LIABILITIES
Management fees payable	36,136	44,305	23,163	15,181	4,617	784
Service agreement fees payable	21,355	26,368	12,523	8,141	2,816	502
Distribution fees payable	80,340	100,184	57,875	40,889	15,023	1,614
Due to affiliates	2,883	3,391	1,895	1,480	960	800
Payable for securities transactions	24,744,199	31,086,619	14,993,139	9,940,233	3,189,115	905,130
Payable for Fund shares redeemed	17,443	86,501	47,721	7,053	22,768	329
Payable for trustee compensation	167,043	218,814	76,062	45,282	8,997	750
Accrued expenses and other payables	119,593	129,753	85,730	61,227	26,583	8,509
Total liabilities	25,188,992	31,695,935	15,298,108	10,119,486	3,270,879	918,418
NET ASSETS	$4,396,083,298	$5,387,174,504	$2,817,704,850	$1,847,762,257	$563,308,895	$96,311,034
NET ASSETS CONSIST OF:
Paid-in-capital	$3,722,387,572	$4,433,719,120	$2,252,211,125	$1,495,035,408	$480,224,029	$88,472,802
Undistributed net investment income (loss)	13,765,900	11,162,006	4,001,746	2,297,604	560,241	74,128
Accumulated net realized gain (loss) on total investments	157,179,646	214,159,035	33,526,524	21,977,132	6,005,890	504,404
Net unrealized appreciation (depreciation) on total investments	502,750,180	728,134,343	527,965,455	328,452,113	76,518,735	7,259,700
NET ASSETS	$4,396,083,298	$5,387,174,504	$2,817,704,850	$1,847,762,257	$563,308,895	$96,311,034
INSTITUTIONAL CLASS:
Net assets	$2,729,788,907	$3,322,449,567	$1,756,138,095	$1,131,187,436	$307,440,981	$58,836,259
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	248,360,799	298,063,474	136,354,918	87,364,749	20,927,157	4,896,123
Net asset value per share	$10.99	$11.15	$12.88	$12.95	$14.69	$12.02
ADVISOR CLASS:
Net assets	$120,597	$117,194	$126,204	$126,984	$128,286	$132,852
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	10,980	10,520	9,796	9,806	8,732	11,055
Net asset value per share	$10.98	$11.14	$12.88	$12.95	$14.69	$12.02
PREMIER CLASS:
Net assets	$627,471,099	$781,576,008	$451,707,118	$319,949,662	$118,351,110	$13,028,173
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	57,285,728	70,368,476	35,239,360	24,816,612	8,087,713	1,085,616
Net asset value per share	$10.95	$11.11	$12.82	$12.89	$14.63	$12.00
RETIREMENT CLASS:
Net assets	$1,038,702,695	$1,283,031,735	$609,733,433	$396,498,175	$137,388,518	$24,313,750
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	71,623,383	85,385,423	47,700,796	30,861,184	9,388,141	2,028,626
Net asset value per share	$14.50	$15.03	$12.78	$12.85	$14.63	$11.99
‡ Affiliated investments, cost	$3,878,789,797	$4,641,428,141	$2,280,538,201	$1,512,676,071	$484,280,002	$88,610,566

56	2018 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	57

Statements of operations

TIAA-CREF Lifecycle Funds  ■  For the year ended May 31, 2018

	Lifecycle
	Retirement	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle
	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$11,709,069	$28,019,810	$42,741,504	$79,439,089	$84,330,916	$78,544,620
Total income	11,709,069	28,019,810	42,741,504	79,439,089	84,330,916	78,544,620

EXPENSES
Management fees	520,918	1,258,315	1,957,555	3,768,002	4,209,040	4,142,973
Shareholder servicing — Institutional Class	965	1,170	1,463	2,246	2,476	2,518
Shareholder servicing — Advisor Class	34	11	17	93	67	46
Shareholder servicing — Premier Class	101	161	266	459	564	524
Shareholder servicing — Retirement Class	459,230	1,078,049	1,671,169	2,951,684	3,049,119	2,820,192
Shareholder servicing — Retail Class	27,856	—	—	—	—	—
Distribution fees — Premier Class	56,183	226,427	381,633	794,215	901,405	899,049
Distribution fees — Retail Class	276,784	—	—	—	—	—
Shareholder reports	90,853	61,132	86,586	141,891	148,647	144,911
Registration fees	87,024	81,389	75,967	86,140	87,019	77,053
Administrative service fees	33,936	38,143	46,555	68,972	74,775	74,081
Professional fees	30,022	30,238	32,586	40,826	41,947	41,613
Trustee fees and expenses	6,164	15,024	23,483	44,745	49,638	48,720
Other expenses	30,929	30,971	34,615	72,271	97,731	98,797
Total expenses	1,620,999	2,821,030	4,311,895	7,971,544	8,662,428	8,350,477
Less: Expenses reimbursed by the investment adviser	(307,329)	(257,153)	(300,893)	(458,455)	(503,957)	(489,633)
Fee waiver by investment adviser and TPIS	(520,918)	(1,258,315)	(1,957,555)	(3,768,002)	(4,209,040)	(4,142,973)
Net expenses	792,752	1,305,562	2,053,447	3,745,087	3,949,431	3,717,871

Net investment income (loss)	10,916,317	26,714,248	40,688,057	75,694,002	80,381,485	74,826,749

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	4,859,191	19,565,132	58,487,883	110,960,673	122,950,384	119,234,507
Realized gain distributions from affiliated investments	7,437,251	19,211,816	33,502,900	74,112,694	96,288,338	107,643,642
Net realized gain (loss) from investments	12,296,442	38,776,948	91,990,783	185,073,367	219,238,722	226,878,149
Net change in unrealized appreciation (depreciation) from affiliated investments	5,657,957	11,325,177	438,481	28,084,661	68,033,572	105,587,979
Net realized and unrealized gain (loss) from investments	17,954,399	50,102,125	92,429,264	213,158,028	287,272,294	332,466,128
Net increase (decrease) in net assets from operations	$28,870,716	$76,816,373	$133,117,321	$288,852,030	$367,653,779	$407,292,877

58	2018 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	59

Statements of operations	concluded

TIAA-CREF Lifecycle Funds  ■  For the year ended May 31, 2018

	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle
	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund	2060 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$74,002,786	$83,566,689	$39,868,828	$25,189,887	$6,959,490	$894,744
Total income	74,002,786	83,566,689	39,868,828	25,189,887	6,959,490	894,744

EXPENSES
Management fees	4,196,141	5,197,979	2,613,969	1,679,417	475,250	64,560
Shareholder servicing — Institutional Class	2,619	3,063	2,025	1,594	1,019	787
Shareholder servicing — Advisor Class	50	30	11	11	11	51
Shareholder servicing — Premier Class	561	701	413	325	158	95
Shareholder servicing — Retirement Class	2,575,404	3,167,243	1,479,322	953,011	310,033	43,546
Distribution fees — Premier Class	962,072	1,211,995	664,367	463,839	159,724	15,018
Shareholder reports	153,923	180,729	103,833	77,229	36,237	17,399
Registration fees	75,176	76,791	71,976	74,335	65,666	63,901
Administrative service fees	74,881	87,288	55,646	43,661	28,756	23,591
Professional fees	41,841	46,529	35,969	31,847	26,669	25,000
Trustee fees and expenses	49,359	61,345	32,282	20,486	5,438	654
Other expenses	97,565	106,059	82,529	61,924	38,735	22,427
Total expenses	8,229,592	10,139,752	5,142,342	3,407,679	1,147,696	277,029
Less: Expenses reimbursed by the investment adviser	(497,061)	(563,939)	(385,712)	(312,381)	(203,308)	(153,921)
Fee waiver by investment adviser and TPIS	(4,196,141)	(5,197,979)	(2,613,970)	(1,679,417)	(475,250)	(64,560)
Net expenses	3,536,390	4,377,834	2,142,660	1,415,881	469,138	58,548

Net investment income (loss)	70,466,396	79,188,855	37,726,168	23,774,006	6,490,352	836,196

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	126,525,926	175,749,052	(1,325,868)	(1,421,627)	(715,727)	(173,661)
Realized gain distributions from affiliated investments	122,119,050	166,953,374	88,856,028	57,754,426	16,425,281	2,166,999
Realized gain (loss) from sale of unaffiliated investments	—	—	—	—	—	(2,134)
Net realized gain (loss) from investments	248,644,976	342,702,426	87,530,160	56,332,799	15,709,554	1,991,204
Net change in unrealized appreciation (depreciation) from affiliated investments	140,995,071	208,058,666	202,293,363	131,651,169	36,647,637	4,362,524
Net realized and unrealized gain (loss) from investments	389,640,047	550,761,092	289,823,523	187,983,968	52,357,191	6,353,728
Net increase (decrease) in net assets from operations	$460,106,443	$629,949,947	$327,549,691	$211,757,974	$58,847,543	$7,189,924

60	2018 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	61

Statements of changes in net assets

TIAA-CREF Lifecycle Funds  ■  For the year ended

		Lifecycle Retirement Income Fund		Lifecycle 2010 Fund		Lifecycle 2015 Fund
		May 31, 2018	May 31, 2017	May 31, 2018	May 31, 2017	May 31, 2018	May 31, 2017
OPERATIONS
Net investment income (loss)		$10,916,317	$8,705,407	$26,714,248	$23,256,544	$40,688,057	$36,533,943
Net realized gain (loss) from investments		12,296,442	3,339,573	38,776,948	18,335,734	91,990,783	53,943,946
Net change in unrealized appreciation (depreciation) from affiliated investments		5,657,957	26,167,483	11,325,177	64,421,724	438,481	91,256,986
Net increase (decrease) in net assets from operations		28,870,716	38,212,463	76,816,373	106,014,002	133,117,321	181,734,875
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(5,022,548)	(3,709,139)	(19,032,957)	(14,563,499)	(29,452,291)	(23,608,049)
	Advisor Class	(2,954)	(2,543)	(3,104)	(2,642)	(3,089)	(2,703)
	Premier Class	(948,986)	(772,233)	(3,983,375)	(3,502,572)	(6,861,024)	(5,943,868)
	Retirement Class	(4,475,467)	(3,389,518)	(9,063,524)	(8,196,781)	(13,675,235)	(12,384,439)
	Retail Class	(2,683,624)	(2,113,782)	—	—	—	—
From realized gains:	Institutional Class	(1,514,281)	(2,188,139)	(13,438,701)	(9,486,952)	(32,943,840)	(32,510,050)
	Advisor Class	(904)	(1,512)	(2,203)	(1,731)	(3,493)	(3,744)
	Premier Class	(304,101)	(481,510)	(2,971,165)	(2,421,212)	(8,101,884)	(8,661,924)
	Retirement Class	(1,503,163)	(2,193,675)	(7,161,759)	(6,031,489)	(17,183,585)	(19,328,913)
	Retail Class	(898,848)	(1,386,559)	—	—	—	—
Total distributions		(17,354,876)	(16,238,610)	(55,656,788)	(44,206,878)	(108,224,441)	(102,443,690)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	52,345,446	53,146,040	120,173,221	116,820,889	174,175,096	143,229,473
	Advisor Class	104,500	—	7,681	—	—	—
	Premier Class	9,180,882	10,898,551	19,644,896	27,878,233	22,331,348	42,411,281
	Retirement Class	37,874,769	38,645,071	34,765,497	50,369,717	39,218,394	54,965,689
	Retail Class	20,847,696	17,546,068	—	—	—	—
Reinvestments of distributions:	Institutional Class	6,536,815	5,897,278	32,471,658	24,050,451	62,396,131	56,118,099
	Premier Class	1,253,087	1,253,743	6,954,540	5,923,784	14,962,908	14,605,792
	Retirement Class	5,978,630	5,583,193	16,225,283	14,228,270	30,858,820	31,713,352
	Retail Class	3,426,662	3,348,947	—	—	—	—
Redemptions:	Institutional Class	(39,708,331)	(18,847,698)	(102,645,606)	(67,867,519)	(162,589,816)	(104,427,870)
	Premier Class	(11,612,828)	(7,246,115)	(31,888,905)	(32,233,703)	(61,078,675)	(37,669,939)
	Retirement Class	(30,002,115)	(20,640,492)	(85,301,170)	(77,043,880)	(132,014,253)	(102,375,266)
	Retail Class	(15,088,230)	(13,298,713)	—	—	—	—
Net increase (decrease) from shareholder transactions		41,136,983	76,285,873	10,407,095	62,126,242	(11,740,047)	98,570,611
Net increase (decrease) in net assets		52,652,823	98,259,726	31,566,680	123,933,366	13,152,833	177,861,796
NET ASSETS
Beginning of period		495,310,613	397,050,887	1,224,979,818	1,101,046,452	1,928,001,150	1,750,139,354
End of period		$547,963,436	$495,310,613	$1,256,546,498	$1,224,979,818	$1,941,153,983	$1,928,001,150
Undistributed net investment income (loss) included in net assets		$1,409,235	$911,734	$8,124,829	$6,519,783	$11,975,929	$9,190,294
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	4,476,474	4,801,574	10,198,202	10,455,711	17,067,111	14,710,993
	Advisor Class	9,039	—	659	—	—	—
	Premier Class	787,464	985,163	1,677,165	2,523,916	2,208,399	4,367,038
	Retirement Class	3,245,751	3,491,398	2,529,411	3,887,637	3,159,767	4,656,944
	Retail Class	1,784,491	1,584,062	—	—	—	—
Shares reinvested:	Institutional Class	562,743	542,271	2,806,539	2,231,025	6,258,388	6,021,255
	Premier Class	107,917	115,424	602,125	550,538	1,506,838	1,573,900
	Retirement Class	515,671	514,675	1,192,159	1,131,023	2,512,933	2,794,128
	Retail Class	295,307	308,517	—	—	—	—
Shares redeemed:	Institutional Class	(3,405,168)	(1,693,194)	(8,731,910)	(6,058,006)	(16,014,615)	(10,654,416)
	Premier Class	(998,108)	(652,554)	(2,733,887)	(2,907,132)	(6,080,884)	(3,881,083)
	Retirement Class	(2,585,275)	(1,867,849)	(6,211,146)	(5,965,179)	(10,635,145)	(8,697,730)
	Retail Class	(1,295,788)	(1,201,417)	—	—	—	—
Net increase (decrease) from shareholder transactions		3,500,518	6,928,070	1,329,317	5,849,533	(17,208)	10,891,029

62	2018 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	63

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Funds  ■  For the year ended

		Lifecycle 2020 Fund		Lifecycle 2025 Fund		Lifecycle 2030 Fund
		May 31, 2018	May 31, 2017	May 31, 2018	May 31, 2017	May 31, 2018	May 31, 2017
OPERATIONS
Net investment income (loss)		$75,694,002	$63,194,705	$80,381,485	$64,576,805	$74,826,749	$60,231,396
Net realized gain (loss) from investments		185,073,367	100,670,908	219,238,722	109,598,503	226,878,149	115,931,280
Net change in unrealized appreciation (depreciation) from affiliated investments		28,084,661	194,815,784	68,033,572	246,544,902	105,587,979	270,496,194
Net increase (decrease) in net assets from operations		288,852,030	358,681,397	367,653,779	420,720,210	407,292,877	446,658,870
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(57,713,711)	(41,050,712)	(66,885,938)	(42,737,431)	(68,293,172)	(41,356,339)
	Advisor Class	(5,761)	(2,586)	(3,471)	(2,685)	(3,487)	(2,366)
	Premier Class	(14,228,865)	(10,899,392)	(16,202,926)	(11,388,545)	(16,376,963)	(10,486,960)
	Retirement Class	(23,817,520)	(18,857,802)	(24,293,889)	(17,325,872)	(22,195,414)	(14,604,570)
From realized gains:	Institutional Class	(61,100,504)	(63,519,879)	(68,888,629)	(72,022,692)	(74,962,470)	(78,359,669)
	Advisor Class	(6,115)	(4,025)	(3,641)	(4,577)	(3,861)	(4,512)
	Premier Class	(15,880,043)	(17,892,237)	(17,578,573)	(20,392,135)	(18,908,710)	(21,178,334)
	Retirement Class	(28,268,703)	(33,178,434)	(28,022,340)	(33,418,126)	(27,301,954)	(31,899,691)
Total distributions		(201,021,222)	(185,405,067)	(221,879,407)	(197,292,063)	(228,046,031)	(197,892,441)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	357,719,837	318,949,151	461,296,229	379,180,635	451,900,366	354,512,521
	Advisor Class	115,406	—	12,000	15,397	9,756	—
	Premier Class	49,725,790	76,329,167	60,418,325	88,001,424	69,665,064	78,537,765
	Retirement Class	90,782,196	115,280,415	115,394,195	135,447,562	111,537,109	131,467,404
Reinvestments of distributions:	Institutional Class	118,814,214	104,570,591	135,774,567	114,760,123	143,255,642	119,716,008
	Advisor Class	5,401	—	694	627	514	—
	Premier Class	30,108,908	28,791,629	33,781,499	31,780,680	35,285,673	31,665,294
	Retirement Class	52,086,223	52,036,236	52,316,229	50,743,998	49,497,368	46,504,261
Redemptions:	Institutional Class	(222,334,583)	(136,699,636)	(225,330,266)	(107,861,517)	(202,678,109)	(113,274,790)
	Advisor Class	—	—	(9,085)	—	—	—
	Premier Class	(99,739,382)	(53,810,383)	(113,380,488)	(46,903,274)	(105,998,506)	(41,265,987)
	Retirement Class	(185,565,389)	(113,465,770)	(165,697,945)	(99,234,331)	(147,892,631)	(78,635,062)
Net increase (decrease) from shareholder transactions		191,718,621	391,981,400	354,575,954	545,931,324	404,582,246	529,227,414
Net increase (decrease) in net assets		279,549,429	565,257,730	500,350,326	769,359,471	583,829,092	777,993,843
NET ASSETS
Beginning of period		3,559,000,931	2,993,743,201	3,874,157,037	3,104,797,566	3,767,293,810	2,989,299,967
End of period		$3,838,550,360	$3,559,000,931	$4,374,507,363	$3,874,157,037	$4,351,122,902	$3,767,293,810
Undistributed net investment income (loss) included in net assets		$21,610,750	$15,116,012	$21,302,334	$14,039,152	$17,389,393	$11,355,102
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	34,052,939	32,234,757	43,037,527	38,084,733	41,839,171	35,714,237
	Advisor Class	10,656	—	1,128	1,548	922	—
	Premier Class	4,748,618	7,738,841	5,671,329	8,883,613	6,496,272	7,959,788
	Retirement Class	6,931,137	9,404,687	8,539,140	10,885,573	8,051,607	10,460,784
Shares reinvested:	Institutional Class	11,513,005	11,007,431	12,894,071	12,016,767	13,514,683	12,601,685
	Advisor Class	524	—	66	66	48	—
	Premier Class	2,926,036	3,037,092	3,220,353	3,338,307	3,344,614	3,347,283
	Retirement Class	4,012,806	4,402,389	3,904,196	4,225,145	3,602,428	3,824,364
Shares redeemed:	Institutional Class	(21,177,473)	(13,633,401)	(21,053,344)	(10,667,452)	(18,808,272)	(11,205,601)
	Advisor Class	—	—	(837)	—	—	—
	Premier Class	(9,609,152)	(5,429,638)	(10,724,589)	(4,730,894)	(9,965,261)	(4,186,879)
	Retirement Class	(14,170,737)	(9,291,350)	(12,300,348)	(8,025,443)	(10,670,699)	(6,253,553)
Net increase (decrease) from shareholder transactions		19,238,359	39,470,808	33,188,692	54,011,963	37,405,513	52,262,108

64	2018 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	65

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Funds  ■  For the year ended

		Lifecycle 2035 Fund		Lifecycle 2040 Fund		Lifecycle 2045 Fund
		May 31, 2018	May 31, 2017	May 31, 2018	May 31, 2017	May 31, 2018	May 31, 2017
OPERATIONS
Net investment income (loss)		$70,466,396	$57,227,961	$79,188,855	$66,394,467	$37,726,168	$28,947,446
Net realized gain (loss) from investments		248,644,976	125,466,542	342,702,426	170,843,181	87,530,160	16,553,556
Net change in unrealized appreciation (depreciation) from affiliated investments		140,995,071	304,064,509	208,058,666	415,894,563	202,293,363	260,399,078
Net increase (decrease) in net assets from operations		460,106,443	486,759,012	629,949,947	653,132,211	327,549,691	305,900,080
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(71,013,152)	(40,058,924)	(87,240,107)	(46,215,290)	(46,038,357)	(14,202,510)
	Advisor Class	(3,402)	(2,190)	(3,356)	(2,021)	(3,595)	(1,384)
	Premier Class	(17,480,037)	(9,968,999)	(21,899,149)	(11,573,622)	(12,530,339)	(3,825,853)
	Retirement Class	(19,692,567)	(11,962,751)	(23,715,503)	(12,928,753)	(15,966,295)	(4,943,221)
From realized gains:	Institutional Class	(84,219,852)	(86,983,288)	(115,522,978)	(120,948,075)	(13,234,654)	(28,071,100)
	Advisor Class	(4,079)	(4,790)	(4,473)	(5,330)	(1,038)	(2,767)
	Premier Class	(21,797,078)	(23,178,637)	(30,505,938)	(32,642,871)	(3,773,812)	(8,405,152)
	Retirement Class	(26,248,768)	(30,416,301)	(35,359,127)	(40,468,553)	(4,978,894)	(11,792,756)
Total distributions		(240,458,935)	(202,575,880)	(314,250,631)	(264,784,515)	(96,526,984)	(71,244,743)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	447,606,578	345,257,719	450,890,999	367,676,423	354,110,646	298,751,043
	Advisor Class	—	4,412	1,400	—	—	—
	Premier Class	70,454,849	85,215,442	73,261,333	92,608,299	76,025,859	76,112,810
	Retirement Class	93,907,000	115,298,988	105,390,972	115,627,165	84,295,015	92,478,256
Reinvestments of distributions:	Institutional Class	155,233,004	127,042,212	202,763,085	167,163,365	59,273,011	42,273,609
	Advisor Class	290	—	91	—	—	—
	Premier Class	39,277,115	33,147,636	52,405,087	44,216,493	16,304,151	12,231,005
	Retirement Class	45,941,335	42,379,052	59,074,630	53,397,306	20,945,189	16,735,977
Redemptions:	Institutional Class	(233,107,121)	(114,903,979)	(306,671,046)	(131,869,674)	(132,936,505)	(64,086,241)
	Advisor Class	—	—	(1,457)	—	—	—
	Premier Class	(105,846,098)	(35,023,835)	(141,684,441)	(40,125,224)	(70,291,326)	(19,072,558)
	Retirement Class	(138,224,411)	(78,119,360)	(158,398,906)	(97,548,163)	(81,614,248)	(35,391,154)
Net increase (decrease) from shareholder transactions		375,242,541	520,298,287	337,031,747	571,145,990	326,111,792	420,032,747
Net increase (decrease) in net assets		594,890,049	804,481,419	652,731,063	959,493,686	557,134,499	654,688,084
NET ASSETS
Beginning of period		3,801,193,249	2,996,711,830	4,734,443,441	3,774,949,755	2,260,570,351	1,605,882,267
End of period		$4,396,083,298	$3,801,193,249	$5,387,174,504	$4,734,443,441	$2,817,704,850	$2,260,570,351
Undistributed net investment income (loss) included in net assets		$13,765,900	$8,521,283	$11,162,006	$6,370,853	$4,001,746	$9,772,149
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	40,774,826	34,665,685	40,633,885	36,845,370	28,082,681	27,341,218
	Advisor Class	—	425	124	—	—	—
	Premier Class	6,471,012	8,600,977	6,647,518	9,326,347	6,085,062	7,010,420
	Retirement Class	6,563,161	8,958,936	7,125,704	8,803,833	6,781,023	8,510,319
Shares reinvested:	Institutional Class	14,413,463	13,302,849	18,636,313	17,485,708	4,722,949	3,969,353
	Advisor Class	27	—	8	—	—	—
	Premier Class	3,657,087	3,481,895	4,829,962	4,634,852	1,304,332	1,152,781
	Retirement Class	3,228,485	3,409,417	4,021,418	4,207,825	1,679,647	1,580,357
Shares redeemed:	Institutional Class	(21,270,974)	(11,311,842)	(27,654,216)	(12,921,213)	(10,470,540)	(5,778,387)
	Advisor Class	—	—	(132)	—	—	—
	Premier Class	(9,773,232)	(3,534,478)	(12,924,775)	(4,043,470)	(5,607,053)	(1,772,880)
	Retirement Class	(9,628,381)	(6,093,158)	(10,672,591)	(7,432,083)	(6,504,361)	(3,258,530)
Net increase (decrease) from shareholder transactions		34,435,474	51,480,706	30,643,218	56,907,169	26,073,740	38,754,651

66	2018 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	67

Statements of changes in net assets	concluded

TIAA-CREF Lifecycle Funds  ■  For the year ended

		Lifecycle 2050 Fund		Lifecycle 2055 Fund		Lifecycle 2060 Fund
		May 31, 2018	May 31, 2017	May 31, 2018	May 31, 2017	May 31, 2018	May 31, 2017
OPERATIONS
Net investment income (loss)		$23,774,006	$17,648,217	$6,490,352	$3,977,262	$836,196	$282,378
Net realized gain (loss) from investments		56,332,799	10,145,255	15,709,554	2,862,136	1,991,204	52,624
Net change in unrealized appreciation (depreciation) from affiliated investments		131,651,169	164,018,558	36,647,637	39,077,681	4,362,524	3,414,445
Net increase (decrease) in net assets from operations		211,757,974	191,812,030	58,847,543	45,917,079	7,189,924	3,749,447
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(28,460,318)	(8,429,624)	(6,640,332)	(1,759,220)	(949,266)	(137,207)
	Advisor Class	(3,582)	(1,360)	(3,433)	(1,429)	(3,211)	(1,443)
	Premier Class	(8,689,645)	(2,517,668)	(2,855,400)	(765,084)	(246,351)	(43,885)
	Retirement Class	(10,202,080)	(2,986,003)	(3,135,070)	(857,087)	(367,250)	(74,484)
From realized gains:	Institutional Class	(8,320,936)	(16,165,891)	(1,913,886)	(2,605,441)	(174,208)	(198,338)
	Advisor Class	(1,052)	(2,638)	(994)	(2,139)	(597)	(2,113)
	Premier Class	(2,661,235)	(5,358,783)	(861,175)	(1,240,313)	(47,071)	(69,258)
	Retirement Class	(3,233,850)	(6,922,403)	(978,694)	(1,501,096)	(72,705)	(123,796)
Total distributions		(61,572,698)	(42,384,370)	(16,388,984)	(8,731,809)	(1,860,659)	(650,524)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	252,759,033	194,202,110	121,809,239	68,066,111	44,203,361	14,290,307
	Advisor Class	—	—	—	—	—	3,000
	Premier Class	58,122,636	60,323,603	35,081,156	30,188,293	9,137,024	3,138,527
	Retirement Class	63,825,737	69,869,554	39,307,119	34,329,370	17,773,990	7,845,759
Reinvestments of distributions:	Institutional Class	36,781,254	24,595,515	8,553,709	4,364,251	944,553	165,040
	Advisor Class	—	—	—	—	100	—
	Premier Class	11,350,880	7,876,451	3,716,084	2,005,000	206,985	30,852
	Retirement Class	13,435,930	9,908,406	4,113,286	2,357,798	356,067	117,620
Redemptions:	Institutional Class	(65,946,987)	(35,480,602)	(27,015,357)	(5,945,330)	(9,301,080)	(1,628,014)
	Advisor Class	—	—	—	—	(16)	—
	Premier Class	(46,631,289)	(7,373,939)	(14,469,923)	(2,262,143)	(2,963,824)	(396,755)
	Retirement Class	(53,722,605)	(20,545,196)	(18,428,616)	(6,024,382)	(6,160,962)	(2,694,080)
Net increase (decrease) from shareholder transactions		269,974,589	303,375,902	152,666,697	127,078,968	54,196,198	20,872,256
Net increase (decrease) in net assets		420,159,865	452,803,562	195,125,256	164,264,238	59,525,463	23,971,179
NET ASSETS
Beginning of period		1,427,602,392	974,798,830	368,183,639	203,919,401	36,785,571	12,814,392
End of period		$1,847,762,257	$1,427,602,392	$563,308,895	$368,183,639	$96,311,034	$36,785,571
Undistributed net investment income (loss) included in net assets		$2,297,604	$5,709,004	$560,241	$969,523	$74,128	$47,880
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	19,945,921	17,721,040	8,478,111	5,489,157	3,760,369	1,404,612
	Advisor Class	—	—	—	—	—	291
	Premier Class	4,630,991	5,540,814	2,466,424	2,452,190	781,497	310,096
	Retirement Class	5,094,421	6,415,807	2,762,836	2,777,314	1,507,302	778,357
Shares reinvested:	Institutional Class	2,916,832	2,302,951	598,162	361,878	80,800	16,841
	Advisor Class	—	—	—	—	8	—
	Premier Class	903,732	740,268	260,777	166,667	17,721	3,148
	Retirement Class	1,073,158	933,874	288,449	195,830	30,511	12,014
Shares redeemed:	Institutional Class	(5,170,776)	(3,203,637)	(1,869,192)	(474,593)	(788,676)	(159,783)
	Advisor Class	—	—	—	—	(1)	—
	Premier Class	(3,693,419)	(685,903)	(1,008,567)	(184,917)	(252,968)	(39,822)
	Retirement Class	(4,263,543)	(1,887,962)	(1,284,704)	(490,530)	(520,104)	(269,351)
Net increase (decrease) from shareholder transactions		21,437,317	27,877,252	10,692,296	10,292,996	4,616,459	2,056,403

68	2018 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	69

Financial highlights

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

LIFECYCLE RETIREMENT INCOME FUND
Institutional Class:	5/31/18		$11.40	$0.26		$0.43		$0.69	$(0.31)	$(0.10)	$(0.41)	$11.68	6.02%	$202,413		0.15%		0.00%		2.24%		18%
	5/31/17		10.87	0.24		0.72		0.96	(0.27)	(0.16)	(0.43)	11.40	9.09	179,048		0.16		0.00		2.14		21
	5/31/16		11.38	0.22		(0.27)		(0.05)	(0.26)	(0.20)	(0.46)	10.87	(0.29)	131,032		0.15		0.00		2.02		18
	5/31/15		11.28	0.21		0.32		0.53	(0.30)	(0.13)	(0.43)	11.38	4.83	132,539		0.15		0.00		1.84		19
	5/31/14		10.76	0.21		0.72		0.93	(0.31)	(0.10)	(0.41)	11.28	8.84	97,792		0.17		0.00		1.88		31
Advisor Class:	5/31/18		11.41	0.25		0.43		0.68	(0.31)	(0.10)	(0.41)	11.68	5.91	216		0.18		0.03		2.14		18
	5/31/17		10.88	0.24		0.72		0.96	(0.27)	(0.16)	(0.43)	11.41	9.07	107		0.17		0.02		2.14		21
	5/31/16	‡	11.10	0.08		0.08		0.16	(0.18)	(0.20)	(0.38)	10.88	1.57 [b]	102		0.18	[c]	0.03	[c]	1.62	[c]	18
Premier Class:	5/31/18		11.40	0.25		0.42		0.67	(0.30)	(0.10)	(0.40)	11.67	5.77	36,733		0.30		0.15		2.11		18
	5/31/17		10.87	0.22		0.73		0.95	(0.26)	(0.16)	(0.42)	11.40	8.93	37,047		0.31		0.15		2.01		21
	5/31/16		11.37	0.20		(0.26)		(0.06)	(0.24)	(0.20)	(0.44)	10.87	(0.35)	30,459		0.30		0.15		1.87		18
	5/31/15		11.27	0.19		0.32		0.51	(0.28)	(0.13)	(0.41)	11.37	4.68	27,088		0.30		0.15		1.72		19
	5/31/14		10.75	0.19		0.72		0.91	(0.29)	(0.10)	(0.39)	11.27	8.69	24,433		0.32		0.15		1.77		31
Retirement Class:	5/31/18		11.38	0.23		0.43		0.66	(0.29)	(0.10)	(0.39)	11.65	5.68	192,819		0.40		0.25		2.00		18
	5/31/17		10.85	0.21		0.72		0.93	(0.24)	(0.16)	(0.40)	11.38	8.84	174,950		0.41		0.25		1.89		21
	5/31/16		11.35	0.19		(0.26)		(0.07)	(0.23)	(0.20)	(0.43)	10.85	(0.45)	143,639		0.45		0.25		1.77		18
	5/31/15		11.25	0.18		0.32		0.50	(0.27)	(0.13)	(0.40)	11.35	4.59	130,926		0.45		0.25		1.59		19
	5/31/14		10.74	0.18		0.71		0.89	(0.28)	(0.10)	(0.38)	11.25	8.49	113,987		0.47		0.25		1.62		31
Retail Class:	5/31/18		11.39	0.23		0.43		0.66	(0.29)	(0.10)	(0.39)	11.66	5.76	115,783		0.43		0.25		2.00		18
	5/31/17		10.86	0.21		0.72		0.93	(0.24)	(0.16)	(0.40)	11.39	8.82	104,158		0.44		0.25		1.90		21
	5/31/16		11.36	0.19		(0.26)		(0.07)	(0.23)	(0.20)	(0.43)	10.86	(0.45)	91,818		0.43		0.25		1.77		18
	5/31/15		11.26	0.18		0.32		0.50	(0.27)	(0.13)	(0.40)	11.36	4.59	81,140		0.43		0.25		1.61		19
	5/31/14		10.75	0.18		0.71		0.89	(0.28)	(0.10)	(0.38)	11.26	8.49	66,340		0.46		0.25		1.63		31

LIFECYCLE 2010 FUND
Institutional Class:	5/31/18		11.48	0.26		0.47		0.73	(0.33)	(0.23)	(0.56)	11.65	6.45	698,687		0.12		0.00		2.23		21
	5/31/17		10.93	0.24		0.77		1.01	(0.28)	(0.18)	(0.46)	11.48	9.59	639,496		0.12		0.00		2.11		26
	5/31/16		11.58	0.22		(0.30)		(0.08)	(0.27)	(0.30)	(0.57)	10.93	(0.44)	536,150		0.12		0.00		2.02		19
	5/31/15		11.60	0.21		0.38		0.59	(0.34)	(0.27)	(0.61)	11.58	5.25	527,313		0.12		0.00		1.85		20
	5/31/14		11.02	0.21		0.87		1.08	(0.39)	(0.11)	(0.50)	11.60	10.03	482,193		0.13		0.00		1.83		28
Advisor Class:	5/31/18		11.48	0.26		0.48		0.74	(0.33)	(0.23)	(0.56)	11.66	6.44	117		0.13		0.01		2.24		21
	5/31/17		10.93	0.24		0.77		1.01	(0.28)	(0.18)	(0.46)	11.48	9.57	108		0.14		0.02		2.13		26
	5/31/16	‡	11.37	0.08		0.05		0.13	(0.27)	(0.30)	(0.57)	10.93	1.39 [b]	103		0.15	[c]	0.03	[c]	1.59	[c]	19
Premier Class:	5/31/18		11.45	0.24		0.47		0.71	(0.31)	(0.23)	(0.54)	11.62	6.31	147,851		0.27		0.15		2.09		21
	5/31/17		10.90	0.22		0.78		1.00	(0.27)	(0.18)	(0.45)	11.45	9.45	150,928		0.27		0.15		2.00		26
	5/31/16		11.55	0.20		(0.29)		(0.09)	(0.26)	(0.30)	(0.56)	10.90	(0.58)	141,824		0.27		0.15		1.87		19
	5/31/15		11.57	0.20		0.37		0.57	(0.32)	(0.27)	(0.59)	11.55	5.10	123,047		0.27		0.15		1.69		20
	5/31/14		11.00	0.20		0.85		1.05	(0.37)	(0.11)	(0.48)	11.57	9.78	137,806		0.28		0.15		1.77		28
Retirement Class:	5/31/18		13.39	0.27		0.55		0.82	(0.30)	(0.23)	(0.53)	13.68	6.16	409,891		0.37		0.25		1.97		21
	5/31/17		12.66	0.25		0.91		1.16	(0.25)	(0.18)	(0.43)	13.39	9.42	434,448		0.37		0.25		1.90		26
	5/31/16		13.33	0.22		(0.35)		(0.13)	(0.24)	(0.30)	(0.54)	12.66	(0.80)	422,969		0.42		0.25		1.76		19
	5/31/15		13.25	0.21		0.45		0.66	(0.31)	(0.27)	(0.58)	13.33	5.09	463,646		0.42		0.25		1.60		20
	5/31/14		12.53	0.20		0.99		1.19	(0.36)	(0.11)	(0.47)	13.25	9.66	462,794		0.43		0.25		1.59		28

70	2018 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	71

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

LIFECYCLE 2015 FUND
Institutional Class:	5/31/18		$ 9.97	$0.22		$ 0.48		$ 0.70	$(0.29)	$(0.33)	$(0.62)	$10.05	7.09%	$1,070,488		0.12%		0.00%		2.18%		19%
	5/31/17		9.61	0.20		0.77		0.97	(0.26)	(0.35)	(0.61)	9.97	10.51	988,229		0.12		0.00		2.10		25
	5/31/16		10.56	0.20		(0.32)		(0.12)	(0.25)	(0.58)	(0.83)	9.61	(0.79)	856,233		0.12		0.00		2.01		18
	5/31/15		10.80	0.20		0.39		0.59	(0.32)	(0.51)	(0.83)	10.56	5.78	861,906		0.12		0.00		1.85		16
	5/31/14		10.46	0.19		0.93		1.12	(0.35)	(0.43)	(0.78)	10.80	10.93	750,459		0.13		0.00		1.81		20
Advisor Class:	5/31/18		9.96	0.22		0.49		0.71	(0.29)	(0.33)	(0.62)	10.05	7.16	107		0.13		0.02		2.19		19
	5/31/17		9.61	0.20		0.75		0.95	(0.25)	(0.35)	(0.60)	9.96	10.38	106		0.15		0.03		2.10		25
	5/31/16	‡	10.35	0.07		0.02		0.09	(0.25)	(0.58)	(0.83)	9.61	1.21 [b]	102		0.14	[c]	0.02	[c]	1.54	[c]	18
Premier Class:	5/31/18		9.92	0.21		0.49		0.70	(0.28)	(0.33)	(0.61)	10.01	6.96	235,104		0.27		0.15		2.04		19
	5/31/17		9.57	0.19		0.75		0.94	(0.24)	(0.35)	(0.59)	9.92	10.28	256,577		0.27		0.15		1.97		25
	5/31/16		10.52	0.18		(0.31)		(0.13)	(0.24)	(0.58)	(0.82)	9.57	(0.94)	227,814		0.27		0.15		1.87		18
	5/31/15		10.77	0.18		0.39		0.57	(0.31)	(0.51)	(0.82)	10.52	5.53	215,362		0.27		0.15		1.69		16
	5/31/14		10.42	0.18		0.93		1.11	(0.33)	(0.43)	(0.76)	10.77	10.90	228,069		0.28		0.15		1.72		20
Retirement Class:	5/31/18		12.12	0.24		0.60		0.84	(0.26)	(0.33)	(0.59)	12.37	6.87	635,454		0.37		0.25		1.93		19
	5/31/17		11.56	0.22		0.92		1.14	(0.23)	(0.35)	(0.58)	12.12	10.18	683,089		0.37		0.25		1.86		25
	5/31/16		12.53	0.21		(0.38)		(0.17)	(0.22)	(0.58)	(0.80)	11.56	(1.09)	665,990		0.42		0.25		1.76		18
	5/31/15		12.66	0.20		0.47		0.67	(0.29)	(0.51)	(0.80)	12.53	5.52	727,918		0.42		0.25		1.60		16
	5/31/14		12.14	0.19		1.07		1.26	(0.31)	(0.43)	(0.74)	12.66	10.62	710,134		0.43		0.25		1.55		20

LIFECYCLE 2020 FUND
Institutional Class:	5/31/18		10.22	0.22		0.61		0.83	(0.30)	(0.32)	(0.62)	10.43	8.07	2,188,054		0.11		0.00		2.11		17
	5/31/17		9.77	0.20		0.88		1.08	(0.25)	(0.38)	(0.63)	10.22	11.57	1,894,346		0.11		0.00		2.04		21
	5/31/16		10.72	0.20		(0.36)		(0.16)	(0.25)	(0.54)	(0.79)	9.77	(1.26)	1,521,819		0.12		0.00		1.98		14
	5/31/15		10.86	0.19		0.47		0.66	(0.33)	(0.47)	(0.80)	10.72	6.34	1,403,172		0.12		0.00		1.80		13
	5/31/14		10.36	0.19		1.05		1.24	(0.36)	(0.38)	(0.74)	10.86	12.28	1,103,076		0.13		0.00		1.76		15
Advisor Class:	5/31/18		10.21	0.19		0.64		0.83	(0.30)	(0.32)	(0.62)	10.42	8.17	226		0.17		0.06		1.85		17
	5/31/17		9.76	0.21		0.87		1.08	(0.25)	(0.38)	(0.63)	10.21	11.56	107		0.13		0.02		2.06		21
	5/31/16	‡	10.48	0.07		(0.01)		0.06	(0.24)	(0.54)	(0.78)	9.76	0.88 [b]	102		0.14	[c]	0.03	[c]	1.43	[c]	14
Premier Class:	5/31/18		10.19	0.21		0.61		0.82	(0.29)	(0.32)	(0.61)	10.40	7.94	503,806		0.26		0.15		1.97		17
	5/31/17		9.74	0.19		0.87		1.06	(0.23)	(0.38)	(0.61)	10.19	11.44	513,388		0.26		0.15		1.90		21
	5/31/16		10.69	0.18		(0.36)		(0.18)	(0.23)	(0.54)	(0.77)	9.74	(1.42)	438,819		0.27		0.15		1.83		14
	5/31/15		10.84	0.18		0.45		0.63	(0.31)	(0.47)	(0.78)	10.69	6.10	377,734		0.27		0.15		1.67		13
	5/31/14		10.34	0.18		1.04		1.22	(0.34)	(0.38)	(0.72)	10.84	12.15	367,841		0.28		0.15		1.70		15
Retirement Class:	5/31/18		12.69	0.24		0.76		1.00	(0.27)	(0.32)	(0.59)	13.10	7.89	1,146,465		0.36		0.25		1.86		17
	5/31/17		11.98	0.22		1.09		1.31	(0.22)	(0.38)	(0.60)	12.69	11.33	1,151,160		0.36		0.25		1.80		21
	5/31/16		12.96	0.21		(0.44)		(0.23)	(0.21)	(0.54)	(0.75)	11.98	(1.54)	1,033,003		0.42		0.25		1.73		14
	5/31/15		12.97	0.20		0.56		0.76	(0.30)	(0.47)	(0.77)	12.96	6.04	1,054,395		0.42		0.25		1.56		13
	5/31/14		12.24	0.19		1.25		1.44	(0.33)	(0.38)	(0.71)	12.97	12.00	964,674		0.43		0.25		1.50		15

72	2018 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	73

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

LIFECYCLE 2025 FUND
Institutional Class:	5/31/18		$10.33	$0.21		$0.75		$0.96	$(0.30)	$(0.31)	$(0.61)	$10.68	9.46%	$2,580,691		0.11%		0.00%		2.00%		16%
	5/31/17		9.76	0.20		1.01		1.21	(0.24)	(0.40)	(0.64)	10.33	12.89	2,135,802		0.11		0.00		1.97		20
	5/31/16		10.81	0.19		(0.43)		(0.24)	(0.24)	(0.57)	(0.81)	9.76	(1.96)	1,633,946		0.12		0.00		1.96		11
	5/31/15		10.90	0.19		0.53		0.72	(0.34)	(0.47)	(0.81)	10.81	6.93	1,468,702		0.12		0.00		1.79		12
	5/31/14		10.29	0.18		1.19		1.37	(0.38)	(0.38)	(0.76)	10.90	13.64	1,140,353		0.13		0.00		1.73		12
Advisor Class:	5/31/18		10.33	0.21		0.75		0.96	(0.30)	(0.31)	(0.61)	10.68	9.30	133		0.17		0.05		1.96		16
	5/31/17		9.76	0.20		1.00		1.20	(0.23)	(0.40)	(0.63)	10.33	12.86	125		0.15		0.04		1.97		20
	5/31/16	‡	10.54	0.06		(0.03)		0.03	(0.24)	(0.57)	(0.81)	9.76	0.54 [b]	102		0.14	[c]	0.02	[c]	1.31	[c]	11
Premier Class:	5/31/18		10.28	0.20		0.75		0.95	(0.29)	(0.31)	(0.60)	10.63	9.24	573,643		0.26		0.15		1.86		16
	5/31/17		9.72	0.18		1.00		1.18	(0.22)	(0.40)	(0.62)	10.28	12.67	573,869		0.26		0.15		1.84		20
	5/31/16		10.76	0.18		(0.42)		(0.24)	(0.23)	(0.57)	(0.80)	9.72	(2.02)	469,798		0.27		0.15		1.82		11
	5/31/15		10.86	0.18		0.51		0.69	(0.32)	(0.47)	(0.79)	10.76	6.69	382,956		0.27		0.15		1.63		12
	5/31/14		10.26	0.18		1.16		1.34	(0.36)	(0.38)	(0.74)	10.86	13.42	358,098		0.28		0.15		1.67		12
Retirement Class:	5/31/18		12.97	0.24		0.94		1.18	(0.27)	(0.31)	(0.58)	13.57	9.12	1,220,041		0.36		0.25		1.75		16
	5/31/17		12.10	0.22		1.26		1.48	(0.21)	(0.40)	(0.61)	12.97	12.60	1,164,361		0.36		0.25		1.74		20
	5/31/16		13.19	0.21		(0.52)		(0.31)	(0.21)	(0.57)	(0.78)	12.10	(2.17)	1,000,951		0.42		0.25		1.71		11
	5/31/15		13.13	0.20		0.63		0.83	(0.30)	(0.47)	(0.77)	13.19	6.62	1,029,164		0.42		0.25		1.54		12
	5/31/14		12.25	0.19		1.42		1.61	(0.35)	(0.38)	(0.73)	13.13	13.39	928,337		0.43		0.25		1.47		12

LIFECYCLE 2030 FUND
Institutional Class:	5/31/18		10.33	0.20		0.90		1.10	(0.31)	(0.34)	(0.65)	10.78	10.76	2,626,467		0.11		0.00		1.89		12
	5/31/17		9.68	0.19		1.12		1.31	(0.23)	(0.43)	(0.66)	10.33	14.06	2,139,891		0.11		0.00		1.90		20
	5/31/16		10.81	0.19		(0.49)		(0.30)	(0.24)	(0.59)	(0.83)	9.68	(2.51)	1,645,188		0.12		0.00		1.93		12
	5/31/15		10.86	0.19		0.58		0.77	(0.34)	(0.48)	(0.82)	10.81	7.48	1,495,152		0.12		0.00		1.77		11
	5/31/14		10.16	0.18		1.29		1.47	(0.39)	(0.38)	(0.77)	10.86	14.82	1,139,305		0.13		0.00		1.69		11
Advisor Class:	5/31/18		10.34	0.20		0.89		1.09	(0.31)	(0.34)	(0.65)	10.78	10.63	124		0.15		0.04		1.88		12
	5/31/17		9.68	0.19		1.12		1.31	(0.22)	(0.43)	(0.65)	10.34	14.15	109		0.13		0.02		1.92		20
	5/31/16	‡	10.52	0.05		(0.06)		(0.01)	(0.24)	(0.59)	(0.83)	9.68	0.15 [b]	102		0.14	[c]	0.03	[c]	1.19	[c]	12
Premier Class:	5/31/18		10.28	0.19		0.89		1.08	(0.29)	(0.34)	(0.63)	10.73	10.56	585,462		0.26		0.15		1.76		12
	5/31/17		9.64	0.17		1.11		1.28	(0.21)	(0.43)	(0.64)	10.28	13.85	562,680		0.26		0.15		1.76		20
	5/31/16		10.77	0.18		(0.50)		(0.32)	(0.22)	(0.59)	(0.81)	9.64	(2.67)	458,645		0.27		0.15		1.80		12
	5/31/15		10.82	0.17		0.59		0.76	(0.33)	(0.48)	(0.81)	10.77	7.35	384,809		0.27		0.15		1.62		11
	5/31/14		10.12	0.17		1.29		1.46	(0.38)	(0.38)	(0.76)	10.82	14.72	358,491		0.28		0.15		1.65		11
Retirement Class:	5/31/18		13.21	0.23		1.14		1.37	(0.28)	(0.34)	(0.62)	13.96	10.43	1,139,069		0.36		0.25		1.64		12
	5/31/17		12.20	0.21		1.43		1.64	(0.20)	(0.43)	(0.63)	13.21	13.83	1,064,614		0.36		0.25		1.66		20
	5/31/16		13.39	0.21		(0.60)		(0.39)	(0.21)	(0.59)	(0.80)	12.20	(2.73)	885,365		0.42		0.25		1.69		12
	5/31/15		13.26	0.20		0.72		0.92	(0.31)	(0.48)	(0.79)	13.39	7.22	920,141		0.42		0.25		1.52		11
	5/31/14		12.25	0.18		1.57		1.75	(0.36)	(0.38)	(0.74)	13.26	14.54	825,381		0.43		0.25		1.41		11

74	2018 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	75

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

LIFECYCLE 2035 FUND
Institutional Class:	5/31/18		$10.44	$0.19		$1.04		$1.23	$(0.31)	$(0.37)	$(0.68)	$10.99	11.98%	$2,729,789		0.11%		0.00%		1.76%		13%
	5/31/17		9.68	0.18		1.24		1.42	(0.21)	(0.45)	(0.66)	10.44	15.36	2,238,549		0.11		0.00		1.79		21
	5/31/16		10.92	0.18		(0.55)		(0.37)	(0.22)	(0.65)	(0.87)	9.68	(3.08)	1,721,118		0.12		0.00		1.82		11
	5/31/15		10.97	0.18		0.63		0.81	(0.34)	(0.52)	(0.86)	10.92	7.83	1,562,158		0.12		0.00		1.67		11
	5/31/14		10.18	0.17		1.44		1.61	(0.41)	(0.41)	(0.82)	10.97	16.10	1,209,710		0.13		0.00		1.58		10
Advisor Class:	5/31/18		10.43	0.19		1.04		1.23	(0.31)	(0.37)	(0.68)	10.98	11.96	121		0.15		0.04		1.74		13
	5/31/17		9.68	0.18		1.23		1.41	(0.21)	(0.45)	(0.66)	10.43	15.24	114		0.13		0.02		1.82		21
	5/31/16	‡	10.60	0.04		(0.09)		(0.05)	(0.22)	(0.65)	(0.87)	9.68	(0.17)[b]	102		0.14	[c]	0.03	[c]	0.99	[c]	11
Premier Class:	5/31/18		10.41	0.18		1.03		1.21	(0.30)	(0.37)	(0.67)	10.95	11.76	627,471		0.26		0.15		1.63		13
	5/31/17		9.65	0.16		1.25		1.41	(0.20)	(0.45)	(0.65)	10.41	15.25	592,434		0.26		0.15		1.65		21
	5/31/16		10.90	0.17		(0.56)		(0.39)	(0.21)	(0.65)	(0.86)	9.65	(3.33)	467,084		0.27		0.15		1.68		11
	5/31/15		10.94	0.17		0.64		0.81	(0.33)	(0.52)	(0.85)	10.90	7.78	384,423		0.27		0.15		1.52		11
	5/31/14		10.16	0.17		1.41		1.58	(0.39)	(0.41)	(0.80)	10.94	15.87	357,264		0.28		0.15		1.56		10
Retirement Class:	5/31/18		13.58	0.22		1.35		1.57	(0.28)	(0.37)	(0.65)	14.50	11.67	1,038,703		0.36		0.25		1.51		13
	5/31/17		12.40	0.20		1.61		1.81	(0.18)	(0.45)	(0.63)	13.58	15.10	970,096		0.36		0.25		1.55		21
	5/31/16		13.73	0.20		(0.69)		(0.49)	(0.19)	(0.65)	(0.84)	12.40	(3.36)	808,408		0.42		0.25		1.58		11
	5/31/15		13.57	0.19		0.80		0.99	(0.31)	(0.52)	(0.83)	13.73	7.60	871,827		0.42		0.25		1.43		11
	5/31/14		12.43	0.17		1.76		1.93	(0.38)	(0.41)	(0.79)	13.57	15.72	800,282		0.43		0.25		1.31		10

LIFECYCLE 2040 FUND
Institutional Class:	5/31/18		10.51	0.18		1.20		1.38	(0.32)	(0.42)	(0.74)	11.15	13.28	3,322,450		0.11		0.00		1.60		14
	5/31/17		9.67	0.17		1.37		1.54	(0.19)	(0.51)	(0.70)	10.51	16.65	2,799,289		0.11		0.00		1.67		25
	5/31/16		11.05	0.17		(0.62)		(0.45)	(0.21)	(0.72)	(0.93)	9.67	(3.83)	2,177,059		0.11		0.00		1.70		11
	5/31/15		11.07	0.17		0.70		0.87	(0.35)	(0.54)	(0.89)	11.05	8.35	2,002,921		0.12		0.00		1.60		11
	5/31/14		10.25	0.16		1.52		1.68	(0.43)	(0.43)	(0.86)	11.07	16.75	1,524,091		0.12		0.00		1.51		9
Advisor Class:	5/31/18		10.50	0.18		1.20		1.38	(0.32)	(0.42)	(0.74)	11.14	13.27	117		0.14		0.03		1.62		14
	5/31/17		9.67	0.17		1.36		1.53	(0.19)	(0.51)	(0.70)	10.50	16.52	110		0.13		0.02		1.70		25
	5/31/16	‡	10.69	0.04		(0.13)		(0.09)	(0.21)	(0.72)	(0.93)	9.67	(0.60)[b]	102		0.14	[c]	0.03	[c]	0.78	[c]	11
Premier Class:	5/31/18		10.47	0.16		1.20		1.36	(0.30)	(0.42)	(0.72)	11.11	13.17	781,576		0.26		0.15		1.48		14
	5/31/17		9.65	0.15		1.36		1.51	(0.18)	(0.51)	(0.69)	10.47	16.30	752,059		0.26		0.15		1.52		25
	5/31/16		11.02	0.15		(0.60)		(0.45)	(0.20)	(0.72)	(0.92)	9.65	(3.89)	597,044		0.26		0.15		1.56		11
	5/31/15		11.04	0.16		0.69		0.85	(0.33)	(0.54)	(0.87)	11.02	8.21	514,930		0.27		0.15		1.47		11
	5/31/14		10.22	0.16		1.50		1.66	(0.41)	(0.43)	(0.84)	11.04	16.64	497,618		0.27		0.15		1.50		9
Retirement Class:	5/31/18		13.93	0.20		1.60		1.80	(0.28)	(0.42)	(0.70)	15.03	13.05	1,283,032		0.36		0.25		1.36		14
	5/31/17		12.61	0.19		1.80		1.99	(0.16)	(0.51)	(0.67)	13.93	16.29	1,182,985		0.36		0.25		1.43		25
	5/31/16		14.10	0.19		(0.78)		(0.59)	(0.18)	(0.72)	(0.90)	12.61	(4.03)	1,000,745		0.41		0.25		1.47		11
	5/31/15		13.89	0.19		0.87		1.06	(0.31)	(0.54)	(0.85)	14.10	8.03	1,116,406		0.42		0.25		1.36		11
	5/31/14		12.66	0.16		1.89		2.05	(0.39)	(0.43)	(0.82)	13.89	16.51	1,072,547		0.42		0.25		1.23		9

76	2018 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	77

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

LIFECYCLE 2045 FUND
Institutional Class:	5/31/18		$11.73	$0.19		$ 1.44		$ 1.63	$(0.37)	$(0.11)	$(0.48)	$12.88	13.96%	$1,756,138		0.11%		0.00%		1.52%		11%
	5/31/17		10.42	0.18		1.55		1.73	(0.14)	(0.28)	(0.42)	11.73	17.07	1,337,130		0.12		0.00		1.61		23
	5/31/16		11.44	0.18		(0.63)		(0.45)	(0.20)	(0.37)	(0.57)	10.42	(3.71)	922,057		0.12		0.00		1.68		8
	5/31/15		11.11	0.18		0.71		0.89	(0.32)	(0.24)	(0.56)	11.44	8.31	749,747		0.13		0.00		1.59		8
	5/31/14		9.94	0.16		1.49		1.65	(0.38)	(0.10)	(0.48)	11.11	16.79	489,349		0.14		0.00		1.51		6
Advisor Class:	5/31/18		11.73	0.19		1.44		1.63	(0.37)	(0.11)	(0.48)	12.88	13.94	126		0.12		0.01		1.53		11
	5/31/17		10.42	0.18		1.55		1.73	(0.14)	(0.28)	(0.42)	11.73	17.05	115		0.13		0.01		1.64		23
	5/31/16	‡	11.08	0.04		(0.13)		(0.09)	(0.20)	(0.37)	(0.57)	10.42	(0.60)[b]	102		0.15	[c]	0.03	[c]	0.73	[c]	8
Premier Class:	5/31/18		11.68	0.17		1.43		1.60	(0.35)	(0.11)	(0.46)	12.82	13.78	451,707		0.26		0.15		1.39		11
	5/31/17		10.38	0.16		1.55		1.71	(0.13)	(0.28)	(0.41)	11.68	16.88	390,630		0.27		0.15		1.47		23
	5/31/16		11.40	0.16		(0.62)		(0.46)	(0.19)	(0.37)	(0.56)	10.38	(3.86)	280,898		0.27		0.15		1.55		8
	5/31/15		11.08	0.16		0.71		0.87	(0.31)	(0.24)	(0.55)	11.40	8.10	207,328		0.28		0.15		1.47		8
	5/31/14		9.92	0.16		1.47		1.63	(0.37)	(0.10)	(0.47)	11.08	16.60	158,576		0.29		0.15		1.48		6
Retirement Class:	5/31/18		11.65	0.16		1.42		1.58	(0.34)	(0.11)	(0.45)	12.78	13.62	609,733		0.36		0.25		1.27		11
	5/31/17		10.35	0.15		1.55		1.70	(0.12)	(0.28)	(0.40)	11.65	16.82	532,695		0.37		0.25		1.38		23
	5/31/16		11.37	0.15		(0.63)		(0.48)	(0.17)	(0.37)	(0.54)	10.35	(3.98)	402,825		0.42		0.25		1.45		8
	5/31/15		11.05	0.15		0.71		0.86	(0.30)	(0.24)	(0.54)	11.37	8.00	395,217		0.43		0.25		1.37		8
	5/31/14		9.89	0.13		1.48		1.61	(0.35)	(0.10)	(0.45)	11.05	16.52	326,030		0.44		0.25		1.23		6

LIFECYCLE 2050 FUND
Institutional Class:	5/31/18		11.77	0.19		1.47		1.66	(0.37)	(0.11)	(0.48)	12.95	14.16	1,131,187		0.12		0.00		1.49		10
	5/31/17		10.42	0.17		1.59		1.76	(0.14)	(0.27)	(0.41)	11.77	17.29	819,879		0.12		0.00		1.59		22
	5/31/16		11.42	0.17		(0.61)		(0.44)	(0.20)	(0.36)	(0.56)	10.42	(3.67)	550,907		0.13		0.00		1.66		9
	5/31/15		11.08	0.18		0.71		0.89	(0.32)	(0.23)	(0.55)	11.42	8.30	423,230		0.13		0.00		1.59		7
	5/31/14		9.91	0.16		1.49		1.65	(0.38)	(0.10)	(0.48)	11.08	16.76	266,715		0.15		0.00		1.51		6
Advisor Class:	5/31/18		11.77	0.19		1.47		1.66	(0.37)	(0.11)	(0.48)	12.95	14.15	127		0.13		0.01		1.50		10
	5/31/17		10.42	0.18		1.58		1.76	(0.14)	(0.27)	(0.41)	11.77	17.27	115		0.14		0.01		1.62		22
	5/31/16	‡	11.06	0.03		(0.11)		(0.08)	(0.20)	(0.36)	(0.56)	10.42	(0.55)[b]	102		0.16	[c]	0.03	[c]	0.70	[c]	9
Premier Class:	5/31/18		11.72	0.17		1.46		1.63	(0.35)	(0.11)	(0.46)	12.89	13.99	319,950		0.27		0.15		1.37		10
	5/31/17		10.39	0.16		1.57		1.73	(0.13)	(0.27)	(0.40)	11.72	16.99	269,303		0.27		0.15		1.45		22
	5/31/16		11.38	0.16		(0.60)		(0.44)	(0.19)	(0.36)	(0.55)	10.39	(3.73)	180,517		0.28		0.15		1.53		9
	5/31/15		11.05	0.17		0.70		0.87	(0.31)	(0.23)	(0.54)	11.38	8.09	130,718		0.28		0.15		1.51		7
	5/31/14		9.89	0.16		1.46		1.62	(0.36)	(0.10)	(0.46)	11.05	16.57	92,974		0.30		0.15		1.47		6
Retirement Class:	5/31/18		11.68	0.16		1.46		1.62	(0.34)	(0.11)	(0.45)	12.85	13.93	396,498		0.37		0.25		1.25		10
	5/31/17		10.35	0.15		1.57		1.72	(0.12)	(0.27)	(0.39)	11.68	16.95	338,305		0.37		0.25		1.35		22
	5/31/16		11.35	0.15		(0.62)		(0.47)	(0.17)	(0.36)	(0.53)	10.35	(3.93)	243,273		0.43		0.25		1.44		9
	5/31/15		11.02	0.15		0.70		0.85	(0.29)	(0.23)	(0.52)	11.35	7.98	235,899		0.43		0.25		1.35		7
	5/31/14		9.86	0.13		1.48		1.61	(0.35)	(0.10)	(0.45)	11.02	16.48	189,266		0.45		0.25		1.23		6

78	2018 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	79

Financial highlights	concluded

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

LIFECYCLE 2055 FUND
Institutional Class:	5/31/18		$13.31	$0.21		$ 1.67		$ 1.88	$(0.39)	$(0.11)	$(0.50)	$14.69	14.29%	$307,441		0.14%		0.00%		1.45%		9%
	5/31/17		11.72	0.19		1.82		2.01	(0.17)	(0.25)	(0.42)	13.31	17.43	182,552		0.16		0.00		1.56		18
	5/31/16		12.77	0.19		(0.67)		(0.48)	(0.22)	(0.35)	(0.57)	11.72	(3.62)	97,784		0.19		0.00		1.62		24
	5/31/15		12.33	0.20		0.79		0.99	(0.35)	(0.20)	(0.55)	12.77	8.31	59,787		0.21		0.00		1.58		9
	5/31/14		11.00	0.17		1.65		1.82	(0.41)	(0.08)	(0.49)	12.33	16.70	29,574		0.32		0.00		1.49		10
Advisor Class:	5/31/18		13.31	0.21		1.67		1.88	(0.39)	(0.11)	(0.50)	14.69	14.28	128		0.15		0.01		1.47		9
	5/31/17		11.72	0.20		1.80		2.00	(0.16)	(0.25)	(0.41)	13.31	17.41	116		0.18		0.02		1.59		18
	5/31/16	‡	12.36	0.04		(0.11)		(0.07)	(0.22)	(0.35)	(0.57)	11.72	(0.44)[b]	102		0.21	[c]	0.03	[c]	0.67	[c]	24
Premier Class:	5/31/18		13.26	0.19		1.67		1.86	(0.38)	(0.11)	(0.49)	14.63	14.13	118,351		0.29		0.15		1.35		9
	5/31/17		11.68	0.17		1.81		1.98	(0.15)	(0.25)	(0.40)	13.26	17.27	84,446		0.31		0.15		1.42		18
	5/31/16		12.73	0.17		(0.66)		(0.49)	(0.21)	(0.35)	(0.56)	11.68	(3.76)	45,977		0.34		0.15		1.49		24
	5/31/15		12.30	0.18		0.79		0.97	(0.34)	(0.20)	(0.54)	12.73	8.13	26,407		0.36		0.15		1.47		9
	5/31/14		10.98	0.19		1.61		1.80	(0.40)	(0.08)	(0.48)	12.30	16.55	14,041		0.47		0.15		1.65		10
Retirement Class:	5/31/18		13.26	0.17		1.67		1.84	(0.36)	(0.11)	(0.47)	14.63	14.03	137,389		0.39		0.25		1.22		9
	5/31/17		11.69	0.16		1.80		1.96	(0.14)	(0.25)	(0.39)	13.26	17.06	101,070		0.41		0.25		1.31		18
	5/31/16		12.73	0.16		(0.66)		(0.50)	(0.19)	(0.35)	(0.54)	11.69	(3.81)	60,056		0.49		0.25		1.33		24
	5/31/15		12.30	0.17		0.79		0.96	(0.33)	(0.20)	(0.53)	12.73	8.02	55,577		0.51		0.25		1.35		9
	5/31/14		10.98	0.15		1.64		1.79	(0.39)	(0.08)	(0.47)	12.30	16.41	35,171		0.62		0.25		1.26		10

LIFECYCLE 2060 FUND
Institutional Class:	5/31/18		10.81	0.16		1.39		1.55	(0.29)	(0.05)	(0.34)	12.02	14.51	58,836		0.34		0.00		1.39		37
	5/31/17		9.51	0.14		1.50		1.64	(0.14)	(0.20)	(0.34)	10.81	17.52	19,932		0.75		0.00		1.44		79
	5/31/16		10.48	0.16		(0.55)		(0.39)	(0.19)	(0.39)	(0.58)	9.51	(3.52)	5,533		1.15		0.00		1.67		54
	5/31/15	^	10.00	0.14		0.60		0.74	(0.26)	—	(0.26)	10.48	7.55 [b]	5,622		1.64	[c]	0.00	[c]	2.06	[c]	12	[b]
Advisor Class:	5/31/18		10.81	0.16		1.39		1.55	(0.29)	(0.05)	(0.34)	12.02	14.47	133		0.38		0.04		1.41		37
	5/31/17		9.51	0.15		1.48		1.63	(0.13)	(0.20)	(0.33)	10.81	17.50	119		0.77		0.03		1.53		79
	5/31/16	‡	10.15	0.03		(0.09)		(0.06)	(0.19)	(0.39)	(0.58)	9.51	(0.39)[b]	102		1.16	[c]	0.02	[c]	0.65	[c]	54
Premier Class:	5/31/18		10.80	0.15		1.38		1.53	(0.28)	(0.05)	(0.33)	12.00	14.32	13,028		0.49		0.15		1.30		37
	5/31/17		9.50	0.13		1.49		1.62	(0.12)	(0.20)	(0.32)	10.80	17.41	5,826		0.90		0.15		1.32		79
	5/31/16		10.47	0.15		(0.56)		(0.41)	(0.17)	(0.39)	(0.56)	9.50	(3.68)	2,527		1.30		0.15		1.52		54
	5/31/15	^	10.00	0.13		0.60		0.73	(0.26)	—	(0.26)	10.47	7.40 [b]	2,686		1.82	[c]	0.15	[c]	1.92	[c]	12	[b]
Retirement Class:	5/31/18		10.79	0.13		1.39		1.52	(0.27)	(0.05)	(0.32)	11.99	14.24	24,314		0.59		0.25		1.07		37
	5/31/17		9.50	0.12		1.49		1.61	(0.12)	(0.20)	(0.32)	10.79	17.23	10,908		1.00		0.25		1.20		79
	5/31/16		10.47	0.15		(0.56)		(0.41)	(0.17)	(0.39)	(0.56)	9.50	(3.74)	4,652		1.45		0.25		1.55		54
	5/31/15	^	10.00	0.12		0.60		0.72	(0.25)	—	(0.25)	10.47	7.38 [b]	3,165		1.99	[c]	0.25	[c]	1.77	[c]	12	[b]

^	The Fund commenced operations on September 26, 2014.
‡	The Advisor Class commenced operations on December 4, 2015.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

80	2018 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	81

Notes to financial statements

TIAA-CREF Lifecycle Funds

Note 1—organization and significant accounting policies

The Lifecycle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are recorded on the ex-dividend date. Dividends from investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from investments on the Statements of Operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method.

82	2018 Annual Report ■ TIAA-CREF Lifecycle Funds

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2018, permanent book and tax differences resulting primarily from the reclassification of short-term capital gain distributions received from underlying funds from realized gain (loss) to ordinary income, investments in partnerships, and the utilization of equalization credits were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statements of Operations, and net assets were not affected by these reclassifications.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes

TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	83

Notes to financial statements

investment company reporting by requiring the filing of new Forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and various filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 1, 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT during the deferral period. On August 1, 2017, the Funds implemented amendments to Regulation S-X related to derivatives and other disclosures in the financial statements and various filings. Form N-PORT, Form N-CEN and amended S-X disclosures required under this rule did not have an impact on net assets or results of operations. Please refer to Note 3 of the financial statements disclosures for details.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule, in relation to the implementation of the liquidity risk management program and the 15% illiquid investment limit, must be adopted by December 1, 2018. In February 2018, the Commission issued Release No. IC-33010, which delayed the compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of this rule to the Funds’ financial statements and various filings.

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule was September 5, 2017. This rule did not materially impact the Funds’ financial statements and various filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 –	quoted prices in active markets for identical securities
•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

84	2018 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Investments in unregistered limited partnerships: These investments are measured at fair value as of the valuation date using the NAV per share practical expedient and are not categorized within the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the year ended May 31, 2018, there were no transfers between levels by the Funds.

The following table summarizes the market value of the Funds’ investments as of May 31, 2018, based on the inputs used to value them:

				Fair value
				using practical
Fund	Level 1	Level 2	Level 3	expedient[a]	Total
Lifecycle Retirement Income
Registered investment companies	$527,618,553	$—	$—	$—	$527,618,553
TIAA-CREF Real Property Fund LP	—	—	—	18,923,343	18,923,343
Total	$527,618,553	$—	$—	$18,923,343	$546,541,896
Lifecycle 2010
Registered investment companies	$1,209,748,301	$—	$—	$—	$1,209,748,301
TIAA-CREF Real Property Fund LP	—	—	—	43,476,007	43,476,007
Total	$1,209,748,301	$—	$—	$43,476,007	$1,253,224,308
Lifecycle 2015
Registered investment companies	$1,867,181,778	$—	$—	$—	$1,867,181,778
TIAA-CREF Real Property Fund LP	—	—	—	67,050,814	67,050,814
Total	$1,867,181,778	$—	$—	$67,050,814	$1,934,232,592

TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	85

Notes to financial statements

				Fair value
				using practical
Fund	Level 1	Level 2	Level 3	expedient[a]	Total
Lifecycle 2020
Registered investment companies	$3,695,364,460	$—	$—	$—	$3,695,364,460
TIAA-CREF Real Property Fund LP	—	—	—	132,819,593	132,819,593
Total	$3,695,364,460	$—	$—	$132,819,593	$3,828,184,053
Lifecycle 2025
Registered investment companies	$4,208,723,061	$—	$—	$—	$4,208,723,061
TIAA-CREF Real Property Fund LP	—	—	—	151,444,286	151,444,286
Total	$4,208,723,061	$—	$—	$151,444,286	$4,360,167,347
Lifecycle 2030
Registered investment companies	$4,187,432,416	$—	$—	$—	$4,187,432,416
TIAA-CREF Real Property Fund LP	—	—	—	150,741,932	150,741,932
Total	$4,187,432,416	$—	$—	$150,741,932	$4,338,174,348
Lifecycle 2035
Registered investment companies	$4,229,133,534	$—	$—	$—	$4,229,133,534
TIAA-CREF Real Property Fund LP	—	—	—	152,406,443	152,406,443
Total	$4,229,133,534	$—	$—	$152,406,443	$4,381,539,977
Lifecycle 2040
Registered investment companies	$5,182,563,753	$—	$—	$—	$5,182,563,753
TIAA-CREF Real Property Fund LP	—	—	—	186,998,731	186,998,731
Total	$5,182,563,753	$—	$—	$186,998,731	$5,369,562,484
Lifecycle 2045
Registered investment companies	$2,710,686,171	$—	$—	$—	$2,710,686,171
TIAA-CREF Real Property Fund LP	—	—	—	97,817,485	97,817,485
Total	$2,710,686,171	$—	$—	$97,817,485	$2,808,503,656
Lifecycle 2050
Registered investment companies	$1,777,007,361	$—	$—	$—	$1,777,007,361
TIAA-CREF Real Property Fund LP	—	—	—	64,120,823	64,120,823
Total	$1,777,007,361	$—	$—	$64,120,823	$1,841,128,184
Lifecycle 2055
Registered investment companies	$541,294,824	$—	$—	$—	$541,294,824
TIAA-CREF Real Property Fund LP	—	—	—	19,503,913	19,503,913
Total	$541,294,824	$—	$—	$19,503,913	$560,798,737
Lifecycle 2060
Registered investment companies	$92,560,593	$—	$—	$—	$92,560,593
TIAA-CREF Real Property Fund LP	—	—	—	3,309,673	3,309,673
Total	$92,560,593	$—	$—	$3,309,673	$95,870,266

[a]	In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of assets and liabilities.

86	2018 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. Advisors has contractually agreed to waive its 0.10% management fee on each Lifecycle Fund through at least September 30, 2020. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially, all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement.

Under the terms of the distribution Rule 12b-1 plan, the Retirement Class of each Fund and the Retail Class of the Retirement Income Fund compensated TPIS for providing distribution, promotional and/or shareholder services to the Retirement Class of each Fund and the Retail Class of the Retirement Income Fund at the maximum annual rates of 0.05% and 0.25% of the average daily net assets attributable to each Fund’s Retirement Class and the Retirement Income Fund’s Retail Class, respectively. However, TPIS has agreed not to seek any reimbursements under the distribution Rule 12b-1 plan from the Retirement Class and the plan is suspended through September 30, 2018. This agreement may be terminated before this date with the approval of the Board. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of average daily net assets attributable to the Fund’s Premier Class.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.00% of average daily net assets for the Institutional Class shares; 0.15% of average daily net assets for the Advisor Class shares; 0.15% of average daily net assets for the Premier Class shares; 0.25% of average daily net assets for the Retirement Class shares; and 0.25% of average daily net assets for the Retail Class shares of the Retirement Income Fund. The expense reimbursement arrangements will continue through at least September 30, 2018, unless changed with approval of the Board.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended May 31, 2018, these transactions did not materially impact the Funds.

TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	87

Notes to financial statements

The following is the percentage of the Funds’ shares owned by TIAA and its registered separate account (“TIAA Access”) as of May 31, 2018:

Fund	TIAA	TIAA Access
Lifecycle Retirement Income	—%	9%
Lifecycle 2010	—	8
Lifecycle 2015	—	9
Lifecycle 2020	—	10
Lifecycle 2025	—	10
Lifecycle 2030	—	11
Lifecycle 2035	—	11
Lifecycle 2040	—	11
Lifecycle 2045	—	12
Lifecycle 2050	—	16
Lifecycle 2055	—	8
Lifecycle 2060	13	9

88	2018 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in the TIAA-CREF Real Property Fund LP and in the Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands^):

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 5/31/18
Lifecycle Retirement Income Fund
TIAA-CREF Funds:
Bond	$101,950	$21,340	$8,986	$(123)	$(3,233)	$3,203	$110,889
Bond Plus	66,823	18,007	11,455	(261)	(1,989)	2,336	71,084
Emerging Markets Debt	9,351	2,504	922	194	(650)	549	10,283
Emerging Markets Equity	9,673	3,035	2,739	675	406	81	10,698
Enhanced International Equity Index	16,587	3,459	3,191	186	537	523	17,578
Enhanced Large-Cap Growth Index	22,585	5,060	6,798	2,095	2,054	243	23,854
Enhanced Large-Cap Value Index	21,224	5,874	6,111	1,136	330	416	21,504
Growth & Income	27,507	5,265	6,719	1,679	2,331	304	29,041
High-Yield	9,865	2,365	958	(13)	(366)	546	10,893
Inflation-Linked Bond	44,402	18,656	7,730	(79)	(647)	871	54,602
International Bond	9,065	1,875	1,846	(32)	133	70	9,195
International Equity	12,886	3,061	3,940	830	293	140	12,966
International Opportunities	12,312	2,123	3,574	523	1,389	148	12,773
International Small-Cap Equity	8,026	1,988	1,870	412	235	216	8,507
Large-Cap Growth	25,218	5,145	7,697	2,218	3,438	117	27,393
Large-Cap Value	23,634	7,018	6,559	1,505	156	344	24,537
Short-Term Bond	51,850	12,995	6,922	(13)	(625)	1,065	57,257
Small-Cap Equity	7,331	3,263	2,741	916	411	66	8,374
Small/Mid-Cap Equity	5,491	1,358	1,594	398	788	57	6,191
TIAA-CREF Real Property Fund LPa	9,146	10,307	1,247	50	667	414	18,923
	$494,926	$134,698	$93,599	$12,296	$5,658	$11,709	$546,542

TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	89

Notes to financial statements

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 5/31/18
Lifecycle 2010 Fund
TIAA-CREF Funds:
Bond	$247,807	$40,759	$28,875	$(369)	$(7,592)	$7,622	$251,589
Bond Plus	162,599	34,952	30,773	(927)	(4,425)	5,569	161,327
Emerging Markets Debt	22,738	4,972	2,894	463	(1,496)	1,314	23,319
Emerging Markets Equity	25,675	6,017	8,092	1,567	1,462	210	25,722
Enhanced International Equity Index	44,037	6,472	10,264	843	1,227	1,353	42,315
Enhanced Large-Cap Growth Index	60,301	9,711	19,981	6,500	4,326	630	57,894
Enhanced Large-Cap Value Index	56,686	12,153	18,281	3,650	368	1,074	52,128
Growth & Income	73,547	9,463	20,416	4,623	5,936	794	70,494
High-Yield	23,984	4,124	2,574	(24)	(868)	1,302	24,642
Inflation-Linked Bond	94,376	40,115	18,300	(51)	(1,501)	1,858	114,639
International Bond	22,012	3,546	5,007	(85)	337	166	20,803
International Equity	34,476	6,340	12,077	2,935	168	365	31,414
International Opportunities	32,925	3,719	10,746	1,503	3,580	386	30,981
International Small-Cap Equity	21,477	3,784	5,721	1,150	659	561	20,611
Large-Cap Growth	67,445	10,201	23,567	9,109	5,607	304	66,384
Large-Cap Value	63,179	13,729	18,704	4,569	(43)	899	59,555
Short-Term Bond	112,809	26,240	17,025	(96)	(1,281)	2,300	120,585
Small-Cap Equity	19,608	6,959	7,628	2,436	1,024	171	20,327
Small/Mid-Cap Equity	14,683	2,781	4,879	964	2,115	147	15,019
TIAA-CREF Real Property Fund LPa	22,576	23,704	4,543	17	1,722	995	43,476
	$1,222,940	$269,741	$270,347	$38,777	$11,325	$28,020	$1,253,224

90	2018 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 5/31/18
Lifecycle 2015 Fund
TIAA-CREF Funds:
Bond	$380,071	$54,116	$44,164	$83	$(12,099)	$11,545	$377,792
Bond Plus	249,758	49,378	48,285	(241)	(7,856)	8,455	242,603
Emerging Markets Debt	34,891	6,870	4,306	972	(2,524)	1,996	35,198
Emerging Markets Equity	44,850	9,228	13,469	3,406	1,875	365	44,310
Enhanced International Equity Index	77,142	8,283	16,302	2,521	1,051	2,348	72,695
Enhanced Large-Cap Growth Index	106,189	13,952	32,928	13,988	4,921	1,108	100,912
Enhanced Large-Cap Value Index	99,767	17,683	29,284	9,098	(2,086)	1,888	90,874
Growth & Income	129,797	11,876	32,688	14,717	3,689	1,391	122,720
High-Yield	36,809	5,601	3,914	(8)	(1,345)	1,972	37,143
Inflation-Linked Bond	110,257	55,474	25,858	183	(1,895)	2,125	138,161
International Bond	33,649	5,080	8,000	106	279	252	31,114
International Equity	60,826	8,717	19,394	4,216	1,219	642	54,832
International Opportunities	58,117	5,144	18,289	3,602	5,320	679	53,894
International Small-Cap Equity	37,887	5,451	9,337	2,975	201	983	35,885
Large-Cap Growth	119,027	13,355	38,014	15,794	9,903	534	115,828
Large-Cap Value	111,534	19,971	29,982	11,912	(3,989)	1,580	103,864
Short-Term Bond	139,253	32,586	22,387	99	(1,764)	2,780	147,712
Small-Cap Equity	34,602	10,827	12,395	5,400	621	296	35,460
Small/Mid-Cap Equity	25,913	3,973	7,941	2,717	2,657	259	26,185
TIAA-CREF Real Property Fund LPa	35,598	35,628	6,886	451	2,260	1,543	67,051
	$1,925,937	$373,193	$423,823	$91,991	$438	$42,741	$1,934,233

TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	91

Notes to financial statements

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss	)	Change in unrealized appreciation (depreciation )	Dividend income	Value at 5/31/18
Lifecycle 2020 Fund
TIAA-CREF Funds:
Bond	$643,703	$124,962	$50,254	$320		$(22,012)	$20,547	$696,335
Bond Plus	425,031	109,596	71,547		(310)	(14,451)	15,143	448,046
Emerging Markets Debt	59,226	14,146	4,439	1,541		(4,435)	3,530	64,775
Emerging Markets Equity	94,011	20,827	22,756	7,395		3,747	805	99,742
Enhanced International Equity Index	162,879	19,605	26,535	4,648		2,726	5,171	163,323
Enhanced Large-Cap Growth Index	225,395	29,293	55,170	27,613		14,116	2,466	229,657
Enhanced Large-Cap Value Index	211,804	36,080	46,412	18,398		(3,347)	4,226	206,888
Growth & Income	276,167	25,922	52,959	28,436		12,387	3,065	279,519
High-Yield	62,410	12,400	3,691	3		(2,452)	3,514	68,670
Inflation-Linked Bond	132,826	106,602	40,600	314		(2,207)	2,610	196,935
International Bond	56,379	11,922	12,457	247		389	442	56,480
International Equity	129,584	17,348	32,287	8,051		3,600	1,433	124,616
International Opportunities	123,720	10,656	31,143	6,570		12,932	1,517	122,735
International Small-Cap Equity	80,740	11,847	14,726	5,593		1,167	2,198	81,733
Large-Cap Growth	253,486	26,416	63,733	34,024		22,918	1,196	263,630
Large-Cap Value	237,216	41,669	47,292	25,238		(8,049)	3,522	236,335
Short-Term Bond	186,213	58,514	26,761	145		(2,452)	3,833	215,556
Small-Cap Equity	73,657	21,768	20,005	11,107		2,157	651	80,767
Small/Mid-Cap Equity	55,122	7,858	12,728	5,162		6,743	577	59,622
TIAA-CREF Real Property Fund LPa	65,535	69,944	7,846	579		4,608	2,993	132,820
	$3,555,104	$777,375	$643,341	$185,074		$28,085	$79,439	$3,828,184

92	2018 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 5/31/18
Lifecycle 2025 Fund
TIAA-CREF Funds:
Bond	$612,338	$146,703	$52,103	$324	$(21,595)	$19,968	$685,293
Bond Plus	408,043	129,336	78,662	(410)	(14,343)	14,911	443,692
Emerging Markets Debt	56,494	16,589	4,573	1,470	(4,357)	3,432	64,386
Emerging Markets Equity	117,426	29,540	24,653	9,152	4,533	1,044	131,483
Enhanced International Equity Index	203,189	29,114	26,271	4,852	4,107	6,691	214,991
Enhanced Large-Cap Growth Index	283,062	43,150	57,902	32,758	21,113	3,231	306,993
Enhanced Large-Cap Value Index	265,958	49,751	45,503	21,777	(2,881)	5,528	276,500
Growth & Income	347,851	38,834	52,344	32,867	19,795	3,959	373,311
High-Yield	59,596	14,393	3,588	(8)	(2,406)	3,428	67,987
Inflation-Linked Bond	67,663	111,348	41,331	259	(826)	1,247	137,113
International Bond	52,513	12,499	11,961	226	354	415	53,631
International Equity	163,256	25,314	34,821	9,783	4,949	1,879	166,279
International Opportunities	155,458	15,769	32,087	7,026	17,904	1,989	164,070
International Small-Cap Equity	101,460	18,127	15,130	6,574	1,850	2,882	109,094
Large-Cap Growth	318,891	38,015	66,041	41,314	32,586	1,568	352,302
Large-Cap Value	298,732	59,988	48,743	30,760	(8,987)	4,625	315,407
Short-Term Bond	125,782	57,701	23,201	115	(1,666)	2,575	158,662
Small-Cap Equity	92,730	29,774	21,451	14,075	3,028	844	107,900
Small/Mid-Cap Equity	69,386	11,091	12,956	6,068	9,360	758	79,629
TIAA-CREF Real Property Fund LPa	71,249	77,876	3,454	257	5,516	3,357	151,444
	$3,871,077	$954,912	$656,775	$219,239	$68,034	$84,331	$4,360,167

TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	93

Notes to financial statements

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss	)	Change in unrealized appreciation (depreciation )	Dividend income	Value at 5/31/18
Lifecycle 2030 Fund
TIAA-CREF Funds:
Bond	$508,567	$156,728	$50,670	$401		$(18,131)	$16,730	$596,582
Bond Plus	324,176	87,728	25,584	226		(11,132)	11,510	375,215
Emerging Markets Debt	47,131	16,090	5,308	1,330		(3,760)	2,880	54,445
Emerging Markets Equity	128,518	36,885	26,287	10,106		4,801	1,166	148,981
Enhanced International Equity Index	223,428	35,303	25,501	4,678		4,969	7,461	242,877
Enhanced Large-Cap Growth Index	312,067	46,469	51,331	33,185		27,033	3,638	350,319
Enhanced Large-Cap Value Index	293,086	54,502	38,542	22,750		(2,085)	6,225	315,520
Growth & Income	383,945	44,703	46,135	32,904		25,934	4,431	425,933
High-Yield	49,687	13,989	4,151		(17)	(2,022)	2,881	57,486
Inflation-Linked Bond	28,270	25,357	3,122	39		(733)	803	49,811
International Bond	42,524	11,923	12,228	156		298	329	42,673
International Equity	179,989	28,618	32,522	9,807		6,344	2,115	189,756
International Opportunities	171,916	19,456	31,754	6,942		20,807	2,240	187,367
International Small-Cap Equity	112,114	22,636	15,192	7,045		2,168	3,245	124,507
Large-Cap Growth	352,236	44,108	62,838	42,903		39,952	1,766	402,224
Large-Cap Value	329,731	68,505	43,906	32,760		(8,709)	5,209	359,976
Short-Term Bond	28,288	25,007	2,995	27		(533)	812	49,772
Small-Cap Equity	102,422	33,576	20,530	15,429		3,645	940	123,118
Small/Mid-Cap Equity	76,611	11,880	11,152	6,170		11,106	855	90,870
TIAA-CREF Real Property Fund LPa	69,412	76,188	531	37		5,636	3,309	150,742
	$3,764,118	$859,651	$510,279	$226,878		$105,588	$78,545	$4,338,174

94	2018 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss	)	Change in unrealized appreciation (depreciation )	Dividend income	Value at 5/31/18
Lifecycle 2035 Fund
TIAA-CREF Funds:
Bond	$376,234	$146,097	$53,188	$337		$(13,722)	$12,590	$455,523
Bond Plus	242,304	80,606	26,677	200		(8,524)	8,734	287,758
Emerging Markets Debt	35,230	13,444	4,243	1,006		(2,882)	2,178	41,767
Emerging Markets Equity	144,083	38,888	25,361	10,586		6,102	1,322	168,581
Enhanced International Equity Index	250,753	40,270	27,214	4,983		5,760	8,451	274,552
Enhanced Large-Cap Growth Index	351,654	53,138	54,366	36,578		31,766	4,153	399,246
Enhanced Large-Cap Value Index	330,207	64,356	42,065	25,557		(2,241)	7,106	359,614
Growth & Income	433,472	51,293	48,509	36,440		30,333	5,037	485,428
High-Yield	37,141	12,229	3,794		(24)	(1,539)	2,187	44,013
International Bond	29,298	11,941	13,043	43		251	216	28,490
International Equity	203,059	31,657	33,930	10,683		7,554	2,415	216,192
International Opportunities	193,955	21,036	32,993	7,343		24,148	2,557	213,489
International Small-Cap Equity	126,672	25,657	16,018	7,724		2,652	3,704	141,819
Large-Cap Growth	397,413	46,928	63,930	45,894		48,440	2,015	458,474
Large-Cap Value	372,088	77,901	45,915	37,016		(9,827)	5,946	410,253
Small-Cap Equity	115,565	37,358	21,256	17,410		4,224	1,065	140,362
Small/Mid-Cap Equity	86,348	13,253	11,380	6,771		12,856	976	103,573
TIAA-CREF Real Property Fund LPa	70,007	77,910	1,253	98		5,644	3,351	152,406
	$3,795,483	$843,962	$525,135	$248,645		$140,995	$74,003	$4,381,540

TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	95

Notes to financial statements

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 5/31/18
Lifecycle 2040 Fund
TIAA-CREF Funds:
Bond	$261,272	$128,251	$66,930	$273	$(9,358)	$8,664	$313,349
Bond Plus	173,428	69,424	36,224	84	(5,927)	6,167	200,680
Emerging Markets Debt	25,217	11,488	5,684	737	(2,039)	1,538	29,168
Emerging Markets Equity	197,426	51,399	35,078	14,580	8,295	1,808	228,805
Enhanced International Equity Index	344,625	51,999	38,850	7,029	7,644	11,544	372,447
Enhanced Large-Cap Growth Index	484,140	69,024	75,199	51,048	42,761	5,713	544,917
Enhanced Large-Cap Value Index	454,677	83,880	57,448	36,450	(4,429)	9,793	490,805
Growth & Income	597,318	61,237	63,337	49,305	42,227	6,930	662,582
High-Yield	26,585	10,909	5,743	(44)	(1,063)	1,544	30,644
International Bond	15,908	11,588	17,018	(118)	233	79	10,593
International Equity	279,821	38,388	44,297	14,068	11,051	3,319	295,139
International Opportunities	267,159	26,799	45,925	10,300	32,983	3,514	291,316
International Small-Cap Equity	174,692	31,818	20,546	10,328	4,008	5,092	193,609
Large-Cap Growth	547,770	59,744	88,788	64,612	64,931	2,770	625,731
Large-Cap Value	512,846	97,778	59,041	50,220	(13,079)	8,146	559,939
Small-Cap Equity	159,208	50,754	30,335	24,114	5,494	1,462	191,474
Small/Mid-Cap Equity	119,124	17,606	16,405	9,421	17,501	1,342	141,365
TIAA-CREF Real Property Fund LPa	87,188	96,507	3,817	295	6,826	4,142	186,999
	$4,728,404	$968,593	$710,665	$342,702	$208,059	$83,567	$5,369,562

96	2018 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 5/31/18
Lifecycle 2045 Fund
TIAA-CREF Funds:
Bond	$78,279	$42,277	$35,582	$(1,129)	$(1,318)	$2,440	$82,483
Bond Plus	54,066	22,453	20,256	(233)	(1,445)	1,810	54,554
Emerging Markets Debt	7,857	3,213	2,627	146	(500)	457	7,930
Emerging Markets Equity	98,383	34,763	12,768	4,157	7,014	962	127,388
Enhanced International Equity Index	171,382	38,264	15,179	21	7,083	6,061	201,571
Enhanced Large-Cap Growth Index	241,450	56,515	29,568	14,326	34,954	3,047	303,356
Enhanced Large-Cap Value Index	226,917	63,722	21,509	11,626	4,403	5,220	273,259
Growth & Income	298,072	54,698	19,131	12,779	35,362	3,623	368,870
High-Yield	8,284	3,367	2,973	(29)	(291)	453	8,358
International Bond	2,992	5,793	6,217	45	(29)	8	2,584
International Equity	139,743	31,610	17,451	2,338	10,225	1,772	164,388
International Opportunities	133,049	21,575	14,784	315	22,088	1,876	162,243
International Small-Cap Equity	86,968	23,813	6,465	3,413	3,634	2,717	107,792
Large-Cap Growth	273,528	51,541	33,333	12,383	56,012	1,478	348,409
Large-Cap Value	256,105	71,788	19,157	15,226	3,937	4,352	312,139
Small-Cap Equity	79,473	32,728	11,628	8,944	6,591	777	106,664
Small/Mid-Cap Equity	59,480	13,687	5,551	3,198	11,022	716	78,698
TIAA-CREF Real Property Fund LPa	41,562	54,328	1,627	4	3,551	2,100	97,818
	$2,257,590	$626,135	$275,806	$87,530	$202,293	$39,869	$2,808,504

TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	97

Notes to financial statements

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 5/31/18
Lifecycle 2050 Fund
TIAA-CREF Funds:
Bond	$40,117	$25,690	$22,563	$(676)	$(546)	$1,240	$42,000
Bond Plus	28,374	13,503	12,691	(136)	(736)	943	28,298
Emerging Markets Debt	4,123	1,901	1,647	78	(260)	238	4,113
Emerging Markets Equity	63,014	24,775	7,524	2,647	4,410	626	84,616
Enhanced International Equity Index	109,627	27,979	9,343	(18)	4,477	3,914	132,722
Enhanced Large-Cap Growth Index	154,609	41,905	17,621	9,323	22,742	1,985	201,626
Enhanced Large-Cap Value Index	145,269	45,028	11,225	7,528	2,719	3,401	181,566
Growth & Income	190,869	41,887	10,466	8,184	23,013	2,349	245,104
High-Yield	4,350	2,032	1,901	(17)	(150)	236	4,314
International Bond	964	4,359	3,658	25	(27)	3	1,663
International Equity	89,315	23,174	9,837	1,473	6,532	1,152	109,306
International Opportunities	85,153	16,740	8,600	106	14,378	1,220	107,777
International Small-Cap Equity	55,696	17,594	3,824	2,228	2,241	1,768	71,612
Large-Cap Growth	175,077	38,043	18,542	7,871	36,673	961	231,500
Large-Cap Value	164,000	52,065	10,499	9,848	2,386	2,830	207,625
Small-Cap Equity	50,878	23,020	7,025	5,812	4,308	504	70,871
Small/Mid-Cap Equity	38,106	10,033	3,072	2,054	7,216	466	52,294
TIAA-CREF Real Property Fund LPa	26,224	36,539	920	3	2,275	1,354	64,121
	$1,425,765	$446,267	$160,958	$56,333	$131,651	$25,190	$1,841,128

98	2018 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 5/31/18
Lifecycle 2055 Fund
TIAA-CREF Funds:
Bond	$7,960	$7,750	$6,301	$(153)	$(101)	$261	$9,151
Bond Plus	5,836	4,201	3,469	(42)	(150)	204	6,373
Emerging Markets Debt	855	548	421	14	(54)	51	924
Emerging Markets Equity	16,435	10,692	1,951	730	1,034	178	26,170
Enhanced International Equity Index	28,385	13,538	2,375	(45)	1,117	1,099	40,620
Enhanced Large-Cap Growth Index	40,426	20,268	4,946	2,638	6,468	564	62,202
Enhanced Large-Cap Value Index	37,968	20,972	3,454	2,111	588	966	55,982
Growth & Income	49,899	22,402	3,115	2,327	6,489	661	75,617
High-Yield	897	601	481	(6)	(31)	51	980
International Bond	202	967	660	3	(4)	2	508
International Equity	23,356	11,349	2,520	349	1,742	328	33,892
International Opportunities	22,234	8,811	1,813	(21)	4,036	347	33,247
International Small-Cap Equity	14,518	8,145	957	633	503	503	22,180
Large-Cap Growth	45,748	20,243	5,193	2,161	10,608	274	71,396
Large-Cap Value	42,872	23,614	2,804	2,792	458	805	64,055
Small-Cap Equity	13,297	9,422	1,986	1,638	1,236	144	21,861
Small/Mid-Cap Equity	9,961	4,974	870	580	2,073	133	16,137
TIAA-CREF Real Property Fund LPa	6,736	12,345	214	1	636	388	19,504
	$367,585	$200,842	$43,530	$15,710	$36,648	$6,959	$560,799

TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	99

Notes to financial statements

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 5/31/18
Lifecycle 2060 Fund
TIAA-CREF Funds:
Bond	$552	$1,697	$1,272	$(14)	$(9)	$24	$954
Bond Plus	434	932	635	(9)	(12)	19	710
Emerging Markets Debt	63	112	67	—	(4)	5	103
Emerging Markets Equity	1,652	3,304	375	92	17	24	4,588
Enhanced International Equity Index	2,847	4,658	534	(11)	61	142	7,021
Enhanced Large-Cap Growth Index	4,067	6,703	881	342	860	74	10,741
Enhanced Large-Cap Value Index	3,819	6,671	780	262	(13)	128	9,668
Growth & Income	5,020	7,998	771	303	837	85	13,072
High-Yield	67	122	76	(1)	(3)	5	109
International Bond	7	205	128	—	—	1	84
International Equity	2,342	3,859	440	39	149	43	5,898
International Opportunities	2,238	3,489	426	(7)	490	46	5,784
International Small-Cap Equity	1,460	2,662	259	81	7	66	3,864
Large-Cap Growth	4,601	7,292	1,017	279	1,462	36	12,329
Large-Cap Value	4,313	7,542	735	349	(19)	106	11,074
Small-Cap Equity	1,338	2,622	335	211	169	19	3,775
Small/Mid-Cap Equity	1,002	1,687	190	75	288	17	2,786
TIAA-CREF Real Property Fund LPa	664	2,575	12	—	83	55	3,310
	$36,486	$64,130	$8,933	$1,991	$4,363	$895	$95,870
^	Some amounts represent less than $1,000.
a	Restricted security.

Note 4—investments

TIAA-CREF Real Property Fund LP (“RPF”): The Funds invest in the RPF, which is an affiliated real estate limited partnership. The RPF is an unregistered open-end fund that intends to invest in direct real estate holdings and may invest a portion of its assets in REIT securities, mortgage related securitization and money market instruments in accordance with exemptive relief received from the Commission. The Funds are not liable for the debts of the RPF beyond the amounts the Funds have contributed. The Funds can redeem from RPF daily subject to certain approvals. Investments in the RPF are illiquid and the Funds may be unable to dispose of such investments at opportune times. As such, this investment has been designated as restricted and the value is reflected in the portfolio of investments.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

100	2018 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Net unrealized appreciation (depreciation): At May 31, 2018, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (aepreciation	)
Lifecycle Retirement Income	$502,178	$49,379	$(5,015)	$44,364
Lifecycle 2010	1,095,472	164,005	(6,252)	157,753
Lifecycle 2015	1,861,145	113,763	(40,676)	73,087
Lifecycle 2020	3,614,759	278,092	(64,667)	213,425
Lifecycle 2025	4,035,265	384,392	(59,490)	324,902
Lifecycle 2030	3,929,773	456,086	(47,685)	408,401
Lifecycle 2035	3,881,066	535,522	(35,048)	500,474
Lifecycle 2040	4,644,949	751,422	(26,808)	724,614
Lifecycle 2045	2,305,565	505,772	(2,833)	502,939
Lifecycle 2050	1,528,471	313,915	(1,258)	312,657
Lifecycle 2055	488,960	72,070	(232)	71,838
Lifecycle 2060	89,513	6,368	(11)	6,357

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended May 31, 2018 were as follows (dollar amounts are in thousands):

Fund	Non-U.S. government purchases	Non-U.S. government sales
Lifecycle Retirement Income	$134,698	$93,599
Lifecycle 2010	269,741	270,347
Lifecycle 2015	373,193	423,823
Lifecycle 2020	777,375	643,341
Lifecycle 2025	954,912	656,775
Lifecycle 2030	859,651	510,279
Lifecycle 2035	843,962	525,135
Lifecycle 2040	968,593	710,665
Lifecycle 2045	626,135	275,806
Lifecycle 2050	446,267	160,958
Lifecycle 2055	200,842	43,530
Lifecycle 2060	78,803	23,606

TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	101

Notes to financial statements

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholder during the year ended May 31, 2018, and the year ended May 31, 2017 was as follows:

	5/31/2018			5/31/2017
Fund	Ordinary income	Long-term capital gains	Total	Ordinary income	Long-term capital gains	Total
Lifecycle Retirement Income	$13,194,764	$ 4,160,112	$ 17,354,876	$9,987,215	$ 6,251,395	$ 16,238,610
Lifecycle 2010	36,984,588	18,672,200	55,656,788	26,554,416	17,652,462	44,206,878
Lifecycle 2015	54,133,380	54,091,061	108,224,441	45,886,584	56,557,106	102,443,690
Lifecycle 2020	103,723,512	97,297,710	201,021,222	79,912,308	105,492,759	185,405,067
Lifecycle 2025	117,893,567	103,985,840	221,879,407	77,861,438	119,430,625	197,292,063
Lifecycle 2030	118,585,742	109,460,289	228,046,031	67,847,935	130,044,506	197,892,441
Lifecycle 2035	121,223,637	119,235,298	240,458,935	63,476,036	139,099,844	202,575,880
Lifecycle 2040	149,354,622	164,896,009	314,250,631	73,247,918	191,536,597	264,784,515
Lifecycle 2045	77,327,865	19,199,119	96,526,984	22,972,968	48,271,775	71,244,743
Lifecycle 2050	49,013,952	12,558,746	61,572,698	13,934,655	28,449,715	42,384,370
Lifecycle 2055	13,063,123	3,325,861	16,388,984	3,382,820	5,348,989	8,731,809
Lifecycle 2060	1,612,758	247,901	1,860,659	257,019	393,505	650,524

As of May 31, 2018, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term capital gains	Unrealized appreciation (depreciation	)	Late-year loss deferrals	Total
Lifecycle Retirement Income	$ 1,429,193	$ 7,101,168	$ 44,363,842		$ (60,626)	$ 52,833,577
Lifecycle 2010	9,983,596	19,551,406	157,752,802		—	187,287,804
Lifecycle 2015	12,176,169	56,090,597	73,087,206		—	141,353,972
Lifecycle 2020	22,614,518	118,003,544	213,424,842		—	354,042,904
Lifecycle 2025	22,710,588	141,813,733	324,902,356		—	489,426,677
Lifecycle 2030	18,522,290	145,414,364	408,401,365		—	572,338,019
Lifecycle 2035	14,859,409	158,520,998	500,474,279		—	673,854,686
Lifecycle 2040	12,634,565	216,415,652	724,613,931		—	953,664,148
Lifecycle 2045	6,022,805	56,601,019	502,939,100		—	565,562,924
Lifecycle 2050	3,246,708	36,864,483	312,656,710		—	352,767,901
Lifecycle 2055	721,120	10,533,267	71,838,498		—	83,092,885
Lifecycle 2060	89,157	1,392,911	6,356,798		—	7,838,866

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales and the treatment of short term gain as ordinary income for tax purposes.

102	2018 Annual Report ■ TIAA-CREF Lifecycle Funds

concluded

Note 6—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 20, 2017 expiring on June 19, 2018, replacing the previous facility, which expired June 2017. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended May 31, 2018, there were no borrowings under this credit facility by the Funds.

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

Note 8—subsequent event

Effective June 19, 2018, the line of credit that each Fund participates in was reduced to $1.25 billion of an unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility will expire on June 18, 2019.

TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	103

Report of independent registered public accounting firm

To the Board of Trustees of the TIAA-CREF Funds and Shareholders of the TIAA-CREF Lifecycle Retirement Income Fund, TIAA-CREF Lifecycle 2010 Fund, TIAA-CREF Lifecycle 2015 Fund, TIAA-CREF Lifecycle 2020 Fund, TIAA-CREF Lifecycle 2025 Fund, TIAA-CREF Lifecycle 2030 Fund, TIAA-CREF Lifecycle 2035 Fund, TIAA-CREF Lifecycle 2040 Fund, TIAA-CREF Lifecycle 2045 Fund, TIAA-CREF Lifecycle 2050 Fund, TIAA-CREF Lifecycle 2055 Fund, and TIAA-CREF Lifecycle 2060 Fund:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the TIAA-CREF Lifecycle Retirement Income Fund, TIAA-CREF Lifecycle 2010 Fund, TIAA-CREF Lifecycle 2015 Fund, TIAA-CREF Lifecycle 2020 Fund, TIAA-CREF Lifecycle 2025 Fund, TIAA-CREF Lifecycle 2030 Fund, TIAA-CREF Lifecycle 2035 Fund, TIAA-CREF Lifecycle 2040 Fund, TIAA-CREF Lifecycle 2045 Fund, TIAA-CREF Lifecycle 2050 Fund, TIAA-CREF Lifecycle 2055 Fund, and TIAA-CREF Lifecycle 2060 Fund (twelve of the funds constituting the TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) as of May 31, 2018, the related statements of operations for the year ended May 31, 2018, the statements of changes in net assets for each of the two years in the period ended May 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2018, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

104	2018 Annual Report ■ TIAA-CREF Lifecycle Funds

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2018 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

July 13, 2018

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	105

Important tax information (unaudited)

For the year ended May 31, 2018, the Lifecycle Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Fund	Long-term capital gains
Lifecycle Retirement Income	$4,607,649
Lifecycle 2010	18,672,200
Lifecycle 2015	54,091,061
Lifecycle 2020	97,297,710
Lifecycle 2025	103,985,840
Lifecycle 2030	109,460,289
Lifecycle 2035	119,235,298
Lifecycle 2040	164,896,009
Lifecycle 2045	19,199,119
Lifecycle 2050	12,558,746
Lifecycle 2055	3,325,861
Lifecycle 2060	247,901

For the year ended May 31, 2018, the Lifecycle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualified dividends.

Fund	Percentage
Lifecycle Retirement Income	19.66%
Lifecycle 2010	19.66
Lifecycle 2015	22.78
Lifecycle 2020	26.10
Lifecycle 2025	30.21
Lifecycle 2030	34.65
Lifecycle 2035	39.16
Lifecycle 2040	43.73
Lifecycle 2045	48.74
Lifecycle 2050	49.95
Lifecycle 2055	50.57
Lifecycle 2060	50.06

For the year ended May 31, 2018, the Lifecycle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage
Lifecycle Retirement Income	12.83%
Lifecycle 2010	12.87
Lifecycle 2015	14.91
Lifecycle 2020	17.11
Lifecycle 2025	19.82
Lifecycle 2030	22.76
Lifecycle 2035	25.74
Lifecycle 2040	28.77
Lifecycle 2045	32.32
Lifecycle 2050	33.01
Lifecycle 2055	33.41
Lifecycle 2060	33.14

106	2018 Annual Report ■ TIAA-CREF Lifecycle Funds

For the year ended May 31, 2018, the Lifecycle Funds received the following amounts of income from their respective underlying funds that was from foreign sources:

Fund	Foreign source income	Foreign source income per share
Lifecycle Retirement Income Fund	$802,047	$0.01822
Lifecycle Fund 2010	2,079,091	0.02069
Lifecycle Fund 2015	3,628,333	0.02045
Lifecycle Fund 2020	8,045,206	0.02432
Lifecycle Fund 2025	10,478,122	0.02871
Lifecycle Fund 2030	11,740,447	0.03300
Lifecycle Fund 2035	13,349,418	0.03759
Lifecycle Fund 2040	18,291,545	0.04238
Lifecycle Fund 2045	9,692,511	0.04670
Lifecycle Fund 2050	6,285,087	0.04741
Lifecycle Fund 2055	1,778,015	0.05389
Lifecycle Fund 2060	232,724	0.04272

For the year ended May 31, 2018, the Lifecycle Funds have elected to pass through the following amounts of foreign taxes paid by their respective underlying funds:

Fund	Foreign taxes paid	Foreign taxes paid per share
Lifecycle Retirement Income Fund	$113,148	$0.00257
Lifecycle Fund 2010	293,038	0.00292
Lifecycle Fund 2015	511,648	0.00288
Lifecycle Fund 2020	1,134,280	0.00343
Lifecycle Fund 2025	1,477,337	0.00405
Lifecycle Fund 2030	1,655,353	0.00465
Lifecycle Fund 2035	1,882,245	0.00530
Lifecycle Fund 2040	2,579,118	0.00598
Lifecycle Fund 2045	1,369,906	0.00660
Lifecycle Fund 2050	889,380	0.00671
Lifecycle Fund 2055	252,183	0.00764
Lifecycle Fund 2060	33,136	0.00608

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2018, which will be reported in conjunction with your 2018 Form 1099-DIV.

By early 2019, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax adviser.

TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	107

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  May 31, 2018

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	87	Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation.
Janice C. Eberly c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2018.	James R. and Helen D. Russell Professor of Finance at the Kellogg School of Management at Northwestern University (2002–2011 and since 2013) and Chair of the Finance Department (2005–2007). Assistant Secretary for Economic Policy at the United States Department of the Treasury (2011–2013).	87	Member of the Board of the Office of Finance, Federal Home Loan Banks.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and certain funds advised by American Beacon Advisors, Inc.	87	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	87	Director of Copper Rock Capital Partners, LLC (investment adviser).

108	2018 Annual Report ■ TIAA-CREF Lifecycle Funds

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	87	Director, Commonwealth (non-profit organization).
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Chairman of the Board and Trustee	Indefinite term. Trustee since 2011. Chairman for term ending July 1, 2021.	Advisory Director (2010–2011), Partner (2004– 2010), Managing Director (1999–2004), Co-Head of Global Cash and Fixed Income Portfolio Management Team, Goldman Sachs Asset Management.	87	Director and Chair of the Finance and Investment Committee, Aflac Incorporated; Director and Investment Committee member, Sansum Clinic; Investment Committee member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and President, Crane Country Day School.
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1948	Trustee	Indefinite term. Trustee since 2003.	Chairman, First Eagle Holdings (since 2016), Chief Executive Officer (2010–2016), President (2009–2016) and Chief Operating Officer (2009– 2010), First Eagle Investment Management, LLC; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	87	Chairman, First Eagle Holdings, LLC; Director, Jones Lang LaSalle Incorporated; Close Brothers Group plc; Jupiter Fund Management plc; Trustee. North Shore Land Alliance, Inc., Prep for Prep, and American Associates of the National Theatre.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996); Affiliated Faculty Member of the Finance Group at the Alfred P. Sloan School of Management of MIT (since 2014); Head (2006–2008) and Associate Head (1994-2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	87	Director, National Bureau of Economic Research and the Alfred P. Sloan Foundation; Member, Congressional Budget Office Panel of Economic Advisers.

TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	109

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  May 31, 2018

Trustees – concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2016); Chairman and Chief Executive Officer (1991–2016) and Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (2003–2016), Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	87	Director, SCANA Corporation (energy holding company).
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002), Director of the AIM Investment Center, Associate Dean for Research (since 2011), Chairman, (2002–2011) and Professor (since 1987), McCombs School of Business, University of Texas at Austin.	87	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors); and Investment Advisory Committee, Employees Retirement System of Texas.

110	2018 Annual Report ■ TIAA-CREF Lifecycle Funds

Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Vijay Advani TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1960	Executive Vice President	One-year term. Executive Vice President since 2018.	Chief Executive Officer, Nuveen. Executive Vice President of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex.”) Prior to joining Nuveen, Mr. Advani served as Co-President of Franklin Resources, Inc.-Franklin Templeton Investments.
Mona Bhalla TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1969	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2017.	Senior Managing Director and Corporate Secretary of Teachers Insurance and Annuity Association of America (“TIAA”) and the TIAA-CREF Fund Complex. Prior to joining TIAA, Ms. Bhalla served as Senior Vice President, Counsel and Corporate Secretary of AllianceBernstein L.P.
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Managing Director, Senior Compliance Officer of TIAA. Chief Compliance Officer of the TIAA-CREF Fund Complex.
Bradley Finkle TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2017.	Senior Managing Director, Co-Head of Nuveen Equities & Fixed Income and President of TIAA Investments. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
Jose Minaya TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1971	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Vice President, Chief investment Officer and President, Nuveen Global Investments. Executive Vice President of the TIAA-CREF Fund Complex.

TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	111

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds  ■  May 31, 2018

Officers – concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Ronald R. Pressman TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2012.	Senior Executive Vice President, Chief Executive Officer, Institutional Financial Services of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex.
Phillip T. Rollock TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2018.	Executive Vice President and Chief Legal Officer of TIAA and of the TIAA-CREF Fund Complex. Previously, Senior Managing Director, Deputy General Counsel and Corporate Secretary of the TIAA and the TIAA-CREF Fund Complex.
Christopher A. Van Buren TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Vice President, Deputy Chief Risk Officer, TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Van Buren served as Managing Director of Group Risk Control of UBS.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2017.	Managing Director, Head, TC Fund Administration, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1; and Treasurer of CREF.

112	2018 Annual Report ■ TIAA-CREF Lifecycle Funds

Sean N. Woodroffe TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Executive Vice President	One-year term. Executive Vice President since 2018.	Senior Executive Vice President, Chief Human Resources Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Woodroffe served as Chief People Officer at National Life Group.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa.org, or by calling 800 223-1200.

TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	113

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Lifecycle Funds

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each of its series. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to the Lifecycle Funds (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. None of the Trustees are interested persons of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Overview of the renewal process

The Board held a meeting on March 15, 2018, at which it considered the annual renewal of the Agreement with respect to each Fund using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.

Among other matters, the Operations Committee, following its consultations with Advisors’ representatives, the Trustees, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirms or establishes certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data regarding each Fund, including data relating to each Fund’s management fee rate, total expense ratio, short-term and long-term investment performance and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies and

114	2018 Annual Report ■ TIAA-CREF Lifecycle Funds

against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of each Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board reviewed, the methodologies it employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an objective view of each Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board).

Among other matters, the Board also requested and received additional information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to each Fund pursuant to the Agreement.

In advance of the Board meeting held on March 15, 2018, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to the Fund’s direct payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Funds at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of

TIAA-CREF Lifecycle Funds ■ 2018 Annual Report	115

Approval of investment management agreement (unaudited)

Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service. The Trustees were given the opportunity to and did ask questions and request additional information throughout their deliberations, and they reviewed responses from Advisors to follow-up requests presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to general session meetings that included Advisors’ personnel, the Trustees met in private sessions, at which no Advisors’ representatives were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process includes a series of meetings leading up to the March 15, 2018 meeting, the oversight and evaluation of Advisors’ services to the Funds by the Board and its Committees is ongoing. The Board, as well as its Committees, reviewed reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at regularly scheduled meetings of the Board, the Board and the Investment Committee receive and review, among other matters, information regarding the performance of the Funds. Thus, in reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting

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on March 15, 2018, all Board members in attendance voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds (the “Life Funds”) and TIAA Separate Account VA-1, as well as sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds (which are funds of funds that may invest their assets in the securities of affiliated and unaffiliated investment companies or other investment pools, referred to as “underlying funds”), including conducting research, identifying investments and placing orders to buy and sell shares of underlying funds for the Funds’ investment portfolios; active daily monitoring of the Funds’ investment portfolios; reporting on the investment performance of the Funds to the Board on a regular basis; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.

The Board also considered, among other factors, the performance of each Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Funds, including the impact of recent and anticipated operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its

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benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below. The Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable.

Cost and profitability

The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2017. The Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial and other risks assumed by Advisors in managing the Funds. The Board also noted Advisors’ waiver of the entire amount of each Fund’s management fee since their inception, which will continue through at least September 30, 2020. The Board also acknowledged certain contractual fee rate reductions, temporary fee waivers and reimbursements of expenses above specified amounts undertaken by Advisors with respect to many of the underlying funds in which the Funds invest that, in turn, reduce the Funds’ expenses. The Board also acknowledged Advisors’ commitment to reimburse Fund expenses to the extent that total annual operating expenses exceeded certain specified amounts. The Board considered that, in the aggregate, Advisors had incurred a net loss with respect to each of the Funds in 2017. The Board also considered that, in the aggregate, Advisors generated indirect earnings with respect to the Funds’ investment in underlying funds also managed by Advisors.

Fees charged by other advisers

The Board considered comparative information regarding each Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the Fund-by-Fund synopsis below. The Board determined that the management fee rate charged to a Fund under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Another limitation noted by the Board was Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of peer mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the

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Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund, and whether any such economies are shared with the Funds. The Board also considered that because Advisors operated each Fund at a loss, and has waived the entire amount of its management fees for the Funds since inception, there is little opportunity to pass economies of scale on to Fund shareholders. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee and performance comparisons with other Advisors clients

The Board considered that Advisors provides similar investment management services to other investment companies. The Board noted that Advisors provides funds of funds management services to the TIAA-CREF Lifestyle Funds and the TIAA-CREF Life Balanced Fund, with annual management fee rates of 0.10% of average daily net assets, the TIAA-CREF Lifecycle Index Funds, which also have an annual management fee rate of 0.10%, with full or partial, voluntary waivers for these funds, and the TIAA-CREF Managed Allocation Fund, for which Advisors receives no management fee. The Board also reviewed the performance of these other funds of funds while reviewing the performance of the Funds.

Other benefits

The Board also considered additional benefits to Advisors and its affiliates arising from the Agreement. For example, Advisors and its affiliates may benefit from their relationship with the Funds to the extent that this relationship results in potential investors viewing Teachers Insurance and Annuity Association of America (“TIAA”), of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both Advisors and certain funds managed by Advisors or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel. Additionally, the Funds may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable insurance products, funds of funds and 529 education savings plans.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses,

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as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2017. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2017. Statements below regarding a “net loss” refer to Advisors incurring a loss for the services that it rendered to a Fund during 2017 under the Agreement.

Lifecycle Retirement Income Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive this fee entirely through at least September 30, 2020.
•	The Fund’s total expense ratio was in the 1st quintile of the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”). With respect to the Fund’s actual management fee rate (including the waiver) and contractual management fee rate, the Fund ranked 1 out of 3 and 1 out of 2 funds, respectively, in its Expense Group. Both the Fund’s actual management fee rate (including the waiver) and total expense ratio were in the 1st quintile of the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”), while the Fund’s contractual management fee rate was in the 2nd quintile of its Expense Universe.
•	The Fund was in the 1st quintile of the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for the one- and three-year periods. The Fund ranked 1 out of 5 and 2 out of 4 funds, respectively, within its Performance Group for the five- and ten-year periods. The Fund was in the 1st quintile of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for each of the one-, three-, five- and ten-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

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continued

Lifecycle 2010 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive this fee entirely through at least September 30, 2020.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while the Fund’s actual management fee rate (including the waiver) and contractual management fee rate ranked 1 out of 5 and 2 out of 4 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 1st and 3rd quintiles of its Expense Universe, respectively.
•	The Fund was in the 1st quintile of its Performance Group for the one-year period, while the Fund ranked 1 out of 5, 1 out of 4 and 1 out of 4 funds within its Performance Group for the three-, five- and ten-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three-, five- and ten-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Lifecycle 2015 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive this fee entirely through at least September 30, 2020.
•	With respect to the Fund’s total expense ratio, the Fund was in the 1st quintile of its Expense Group, while the Fund’s actual management fee rate (including the waiver) and contractual management fee rate ranked 1 out of 4 and 2 out of 3 funds within its Expense Group, respectively. The Fund’s total expense ratio and actual management fee rate (including the waiver) were each in the 1st quintile of its Expense Universe, while the Fund’s contractual management fee rate was in the 3rd quintile of its Expense Universe.
•	The Fund ranked in the 1st quintile of its Performance Group for the one-year period, while the Fund ranked 1 out of 4, 1 out of 3 and 1 out of 2 funds within its Performance Group for the three-, five- and ten-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three-, five- and ten-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

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Lifecycle 2020 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive this fee entirely through at least September 30, 2020.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group. With respect to the Fund’s actual management fee rate (including the waiver) and contractual management fee rate, the Fund ranked 1 out of 5 and 2 out of 4 funds within its Expense Group, respectively. The Fund’s total expense ratio and actual management fee rate (including the waiver) were each in the 1st quintile of its Expense Universe, while the Fund’s contractual management fee rate was in the 2nd quintile of its Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group for the one-year period. The Fund ranked 1 out of 5, 1 out of 4 and 1 out of 3 funds within its Performance Group for the three-, five- and ten-year periods. The Fund was in the 1st quintile of its Performance Universe for each of the one, three-, five- and ten-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Lifecycle 2025 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive this fee entirely through at least September 30, 2020.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while the Fund’s actual management fee rate (including the waiver) and contractual management fee rate ranked 1 out of 5 and 2 out of 4 in its Expense Group, respectively. The Fund’s total expense ratio and actual management fee rate (including the waiver) were each in the 1st quintile of its Expense Universe, while the Fund’s contractual management fee rate was in the 2nd quintile of its Expense Universe.
•	The Fund ranked in the 1st quintile of its Performance Group for the one-year period, while it ranked 1 out of 4, 1 out of 4 and 1 out of 3 funds within its Performance Group for the three-, five- and ten-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three-, five- and ten-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

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continued

Lifecycle 2030 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive this fee entirely through at least September 30, 2020.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group. With respect to the Fund’s actual management fee rate (including the waiver) and contractual management fee rate, the Fund ranked 1 out of 5 and 2 out of 4 funds within its Expense Group, respectively. The Fund’s total expense ratio and actual management fee rate (including the waiver) were each in the 1st quintile of its Expense Universe, while the Fund’s contractual management fee rate was in the 2nd quintile of its Expense Universe.
•	The Fund was in the 2nd and 1st quintiles of its Performance Group for the one-and three-year periods, respectively. The Fund ranked 1 out of 5 and 2 out of 4 funds within its Performance Group for the five- and ten-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three-, five- and ten-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Lifecycle 2035 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive this fee entirely through at least September 30, 2020.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group. With respect to the Fund’s actual management fee rate (including the waiver) and contractual management fee rate, the Fund ranked 1 out of 5 and 2 out of 4 funds within its Expense Group, respectively. The Fund’s total expense ratio and actual management fee rate (including the waiver) were each in the 1st quintile of its Expense Universe, while the Fund’s contractual management fee rate was in the 2nd quintile of its Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group for the one-year period. The Fund ranked 2 out of 4, 1 out of 4 and 1 out of 3 funds within its Performance Group for the three-, five- and ten-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three- and five-year periods, while the Fund was in the 2nd quintile of its Performance Universe for the ten-year period.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

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Approval of investment management agreement (unaudited)

Lifecycle 2040 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive this fee entirely through at least September 30, 2020.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group. With respect to the Fund’s actual management fee rate (including the waiver) and contractual management fee rate, the Fund ranked 1 out of 5 and 2 out of 4 funds within its Expense Group, respectively. The Fund’s total expense ratio and actual management fee rate (including the waiver) were each in the 1st quintile of its Expense Universe, while the Fund’s contractual management fee rate was in the 2nd quintile of its Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group for the one-year period, while it ranked 1 out of 5, 1 out of 5 and 1 out of 4 funds within its Performance Group for the three-, five- and ten-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three-, five- and ten-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Lifecycle 2045 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive this fee entirely through at least September 30, 2020.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group. With respect to the Fund’s actual management fee rate (including the waiver) and contractual management fee rate, the Fund ranked 1 out of 5 and 2 out of 4 funds within its Expense Group, respectively. The Fund’s total expense ratio and actual management fee rate (including the waiver) were each in the 1st quintile of its Expense Universe, while the Fund’s contractual management fee rate was in the 3rd quintile of its Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group for the one-year period, while it ranked 1 out of 4, 1 out of 4 and 2 out of 3 funds within its Performance Group for the three-, five- and ten-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three- and five-year periods, while the Fund was in the 2nd quintile of its Performance Universe for the ten-year period.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

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continued

Lifecycle 2050 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive this fee entirely through at least September 30, 2020.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group. With respect to the Fund’s actual management fee rate (including the waiver) and contractual management fee rate, the Fund ranked 1 out of 5 and 2 out of 4 funds within its Expense Group, respectively. The Fund’s total expense ratio and actual management fee rate (including the waiver) were each in the 1st quintile of its Expense Universe, while the Fund’s contractual management fee rate was in the 2nd quintile of its Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group for the one-year period, while the Fund ranked 1 out of 5, 1 out of 4 and 1 out of 3 funds within its Performance Group for the three-, five- and ten-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three- and five-year periods, while the Fund was in the 2nd quintile of its Performance Universe for the ten-year period.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Lifecycle 2055 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive this fee entirely through at least September 30, 2020.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group. With respect to the Fund’s actual management fee rate (including the waiver) and contractual management fee rate, the Fund ranked 1 out of 5 and 2 out of 4 funds within its Expense Group, respectively. The Fund’s total expense ratio and actual management fee rate (including the waiver) were each in the 1st quintile of its Expense Universe, while the Fund’s contractual management fee rate was in the 2nd quintile of its Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group for the one-year period, and ranked 1 out of 4 funds within its Performance Group for both the three- and five-year periods. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

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Lifecycle 2060 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive this fee entirely through at least September 30, 2020.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group. With respect to the Fund’s actual management fee rate (including the waiver) and contractual management fee rate, the Fund ranked 1 out of 4 and 1 out of 3 funds within its Expense Group, respectively. The Fund’s total expense ratio and actual management fee rate (including the waiver) were each in the 1st quintile of its Expense Universe, while the Fund’s contractual management fee rate was in the 2nd quintile of its Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group for the one-year period and ranked 1 out of 3 funds within its Performance Group for the three-year period. The Fund was in the 1st quintile of its Performance Universe for both the one-year and three-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

126	2018 Annual Report ■ TIAA-CREF Lifecycle Funds

Additional information about index providers (unaudited)

Russell Indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

MSCI Indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Bloomberg Barclays Indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor’s Index

The Indexes in the S&P Target Date Index Series are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed for use by the funds. Standard & Poor’s® and S&P® are registered trademarks of

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Additional information about index providers (unaudited)	concluded

Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). It is not possible to invest directly in an index. The funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the S&P Target Date Index Series to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the funds with respect to the S&P Target Date Index Series is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes in the S&P Target Date Index Series are determined, composed and calculated by S&P Dow Jones Indices without regard to the funds. S&P Dow Jones Indices has no obligation to take the needs of the funds or the owners of the funds into consideration in determining, composing or calculating the S&P Target Date Index Series. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the S&P Target Date Index Series will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P TARGET DATE INDEX SERIES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUNDS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P TARGET DATE INDEX SERIES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE FUNDS, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

128	2018 Annual Report ■ TIAA-CREF Lifecycle Funds

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How to reach us

Websites

TIAA.org

nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Teachers Personal Investors Services, Inc., Nuveen Securities, LLC, and TIAA-CREF Individual & Institutional Services, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2018 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

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Annual Report ■ May 31, 2018

TIAA-CREF Lifecycle Index Funds

of the TIAA-CREF Funds

The annual report contains the audited financial statements.

	Institutional	Advisor	Premier	Retirement
Fund name	Class	Class	Class	Class
Lifecycle Index Retirement Income Fund	TRILX	TLIHX	TLIPX	TRCIX
Lifecycle Index 2010 Fund	TLTIX	TLTHX	TLTPX	TLTRX
Lifecycle Index 2015 Fund	TLFIX	TLFAX	TLFPX	TLGRX
Lifecycle Index 2020 Fund	TLWIX	TLWHX	TLWPX	TLWRX
Lifecycle Index 2025 Fund	TLQIX	TLQHX	TLVPX	TLQRX
Lifecycle Index 2030 Fund	TLHIX	TLHHX	TLHPX	TLHRX
Lifecycle Index 2035 Fund	TLYIX	TLYHX	TLYPX	TLYRX
Lifecycle Index 2040 Fund	TLZIX	TLZHX	TLPRX	TLZRX
Lifecycle Index 2045 Fund	TLXIX	TLMHX	TLMPX	TLMRX
Lifecycle Index 2050 Fund	TLLIX	TLLHX	TLLPX	TLLRX
Lifecycle Index 2055 Fund	TTIIX	TTIHX	TTIPX	TTIRX
Lifecycle Index 2060 Fund	TVIIX	TVIHX	TVIPX	TVITX

Understanding this report

This annual report contains information about certain TIAA-CREF Funds, and describes their results for the twelve months ended May 31, 2018. The report contains four main sections:

•	A letter from Brad Finkle, President of TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments.
•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and broad market indexes.
•	The portfolios of investments list the underlying TIAA-CREF Funds in which each fund had investments as of May 31, 2018.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please read that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252. We urge you to read the prospectus carefully before investing.

TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	3

Letter to investors

Global stock markets produced solid gains during the twelve-month period ended May 31, 2018. U.S. equities climbed amid a healthy domestic economy and business-friendly tax reform. Foreign stocks also rose, especially in emerging markets, despite trade tensions between the United States and China. By comparison, U.S. fixed-income markets struggled as bond prices were pressured by higher interest rates. These market conditions were reflected in the performance of the TIAA-CREF Lifecycle Index Funds by way of their investments in various asset classes through underlying TIAA-CREF Funds.

•	All twelve TIAA-CREF Lifecycle Index Funds delivered positive returns and closely tracked their respective composite benchmarks. (All fund returns are for the Retirement Class.)
•	Returns for the Retirement Class ranged from 4.8% for the Retirement Income Fund to 12.3% for the Lifecycle Index 2060 Fund.
•	These positive results continued to support the solid performance of the TIAA-CREF Lifecycle Index Funds over longer periods of time.

Stock prices moved higher around the world

Equity markets throughout the world continued to advance during the past twelve months. In the United States, the broad stock market, as represented by the Russell 3000® Index, gained 15.1%. U.S. economic growth remained solid during that time, reinforced by the lowest unemployment rate in 18 years, a generally stable level of inflation and new tax reform legislation. Against this backdrop, the Federal Reserve raised the federal funds target rate three times during the period—in June and December of 2017 and again in March 2018—pushing the key short-term interest-rate measure to 1.50%–1.75%.

Stock prices in foreign markets also advanced. The MSCI EAFE+Emerging Markets (EM) Index, which measures the performance of leading stocks in 21 developed-markets countries outside North America and 23 emerging-markets countries, returned 9.5% in U.S.-dollar terms. Strong earnings growth in developed international markets underpinned their positive results, especially in the first half of the period, while emerging markets benefited from increased oil prices.

U.S. investment-grade bonds struggled amid a rising interest-rate environment as Fed policymakers responded to continued economic growth and tightening labor markets. The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, declined 0.4% during the period.

4	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Long may you run

Saving for the future is a marathon, not a sprint, so it is certainly refreshing when the wind is at your back. Investors have enjoyed a tailwind for the past several years as the global economy and stock markets have continued their upward trend. While there will always be obstacles along the way, patience and staying focused on the journey ahead may help you overcome them.

TIAA-CREF Lifecycle Index Funds’ investment strategies are built for journeys like this. We recognize that financial markets do change over time. That’s why the investment approach of these funds is designed to help keep investors on the right track. With their dynamic diversification strategies, these funds seek to reduce the impact of the market’s ups and downs. (Of course, diversification does not guarantee against market loss.)

We always stand ready to assist you with any questions or concerns regarding your investments in the TIAA-CREF Lifecycle Index Funds. You may reach us online by visiting TIAA.org or by calling a TIAA financial consultant at 800-842-2252.

Brad Finkle

/s/ Brad Finkle

Brad Finkle

President

TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments

TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	5

Information for investors

Portfolio holdings

The complete portfolios of investments for the Lifecycle Index Funds begin on page 40 of this report. You can obtain complete lists of the holdings of the Lifecycle Index Funds and of the underlying funds in which the Lifecycle Index Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Lifecycle Index Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.

Call 202-551-8090 for more information.

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifecycle Index Funds can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You may also call us at 800-842-2252 to request a free copy. A report of how the Lifecycle Index Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Lifecycle Index Funds are managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the funds.

6	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds

About the funds’ benchmarks

Composite benchmarks

Each Lifecycle Index Fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed-income, short-term fixed-income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI EAFE+EM Index (international equity) measures the performance of the leading stocks in 21 developed-markets countries outside North America—in Europe, Australasia and the Far East—and in 23 emerging-markets countries in Europe, Asia, Africa, Latin America and the Middle East.
•	The Bloomberg Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.
•	The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index (inflation-protected assets) measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

Broad market indexes

The returns shown against the broad-based securities market index compare a Fund’s average annual returns with a broad measure of market performance. The S&P Target Date Index Series represents a broadly derived consensus of asset class exposure for the target retirement dates in the series based on market observations acquired through an annual survey of target-date fund managers. The returns of the S&P Target Date Index Series reflect multi-asset class exposure for the same target dates as the Funds.

Russell 3000 is a trademark and service mark of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	7

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your costs of investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2017–May 31, 2018).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses may have been higher.

Hypothetical example for comparison purposes

The second line in each Fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

8	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Expense examples

Six months ended May 31, 2018

Lifecycle Index Funds	Beginning account value	Ending account value	Expenses paid during period	*	Effective expenses paid during period	†
Institutional Class	(12/1/17)	(5/31/18)	(12/1/17–5/31/18)		(12/1/17–5/31/18)
Retirement Income Fund actual return	$1,000.00	$1,007.54	$0.00		$0.55
5% annual hypothetical return	1,000.00	1,024.93	0.00		0.56
2010 Fund actual return	1,000.00	1,006.69	0.00		0.50
5% annual hypothetical return	1,000.00	1,024.93	0.00		0.50
2015 Fund actual return	1,000.00	1,007.51	0.00		0.50
5% annual hypothetical return	1,000.00	1,024.93	0.00		0.50
2020 Fund actual return	1,000.00	1,009.33	0.05		0.50
5% annual hypothetical return	1,000.00	1,024.88	0.05		0.50
2025 Fund actual return	1,000.00	1,012.57	0.05		0.50
5% annual hypothetical return	1,000.00	1,024.88	0.05		0.50
2030 Fund actual return	1,000.00	1,014.97	0.10		0.50
5% annual hypothetical return	1,000.00	1,024.83	0.10		0.50
2035 Fund actual return	1,000.00	1,017.54	0.10		0.50
5% annual hypothetical return	1,000.00	1,024.83	0.10		0.50
2040 Fund actual return	1,000.00	1,020.06	0.15		0.50
5% annual hypothetical return	1,000.00	1,024.78	0.15		0.50
2045 Fund actual return	1,000.00	1,022.03	0.15		0.50
5% annual hypothetical return	1,000.00	1,024.78	0.15		0.50
2050 Fund actual return	1,000.00	1,022.47	0.15		0.50
5% annual hypothetical return	1,000.00	1,024.78	0.15		0.50
2055 Fund actual return	1,000.00	1,023.08	0.15		0.50
5% annual hypothetical return	1,000.00	1,024.78	0.15		0.50
2060 Fund actual return	1,000.00	1,023.78	0.15		0.50
5% annual hypothetical return	1,000.00	1,024.78	0.15		0.50

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2018. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.00% for the Retirement Income, 2010 and 2015 Funds; 0.01% for the 2020 and 2025 Funds; 0.02% for the 2030 and 2035 Funds; and 0.03% for the 2040, 2045, 2050, 2055 and 2060 Funds.

TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	9

Important information about expenses

†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.10% for the 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055 and 2060 Funds; and 0.11% for the Retirement Income Fund.

Expense examples

Six months ended May 31, 2018

Lifecycle Index Funds	Beginning account value	Ending account value	Expenses paid during period	*	Effective expenses paid during period	†
Advisor Class	(12/1/17)	(5/31/18)	(12/1/17–5/31/18)		(12/1/17–5/31/18)
Retirement Income Fund actual return	$1,000.00	$1,006.81	$0.05		$0.60
5% annual hypothetical return	1,000.00	1,024.88	0.05		0.61
2010 Fund actual return	1,000.00	1,005.90	0.10		0.65
5% annual hypothetical return	1,000.00	1,024.83	0.10		0.66
2015 Fund actual return	1,000.00	1,008.01	0.05		0.50
5% annual hypothetical return	1,000.00	1,024.88	0.05		0.50
2020 Fund actual return	1,000.00	1,009.34	0.30		0.75
5% annual hypothetical return	1,000.00	1,024.63	0.30		0.76
2025 Fund actual return	1,000.00	1,011.59	0.55		1.00
5% annual hypothetical return	1,000.00	1,024.38	0.56		1.01
2030 Fund actual return	1,000.00	1,014.61	0.45		0.85
5% annual hypothetical return	1,000.00	1,024.48	0.45		0.86
2035 Fund actual return	1,000.00	1,017.43	0.20		0.60
5% annual hypothetical return	1,000.00	1,024.73	0.20		0.61
2040 Fund actual return	1,000.00	1,019.75	0.86		1.21
5% annual hypothetical return	1,000.00	1,024.08	0.86		1.21
2045 Fund actual return	1,000.00	1,021.45	0.86		1.21
5% annual hypothetical return	1,000.00	1,024.08	0.86		1.21
2050 Fund actual return	1,000.00	1,022.22	0.40		0.76
5% annual hypothetical return	1,000.00	1,024.53	0.40		0.76
2055 Fund actual return	1,000.00	1,022.96	0.25		0.61
5% annual hypothetical return	1,000.00	1,024.68	0.25		0.61
2060 Fund actual return	1,000.00	1,023.64	0.30		0.66
5% annual hypothetical return	1,000.00	1,024.63	0.30		0.66

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by

10	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

182/365. There were 182 days in the six months ended May 31, 2018. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.01% for the Retirement Income and 2015 Funds; 0.02% for the 2010 Fund; 0.04% for the 2035 Fund; 0.05% for the 2055 Fund; 0.06% for the 2020 and 2060 Funds; 0.08% for the 2050 Fund; 0.09% for the 2030 Fund; 0.11% for the 2025 Fund; and 0.17% for the 2040 and 2045 Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.10% for the 2015 Fund; 0.12% for the Retirement Income, 2035 and 2055 Funds; 0.13% for the 2010 and 2060 Funds; 0.15% for the 2020 and 2050 Funds; 0.17% for the 2030 Fund; 0.20% for the 2025 Fund; and 0.24% for the 2040 and 2045 Funds.

Expense examples

Six months ended May 31, 2018

Lifecycle Index Funds	Beginning account value	Ending account value	Expenses paid during period	*	Effective expenses paid during period	†
Premier Class	(12/1/17)	(5/31/18)	(12/1/17–5/31/18)		(12/1/17–5/31/18)
Retirement Income Fund actual return	$1,000.00	$1,006.82	$0.75		$1.30
5% annual hypothetical return	1,000.00	1,024.18	0.76		1.31
2010 Fund actual return	1,000.00	1,005.48	0.75		1.25
5% annual hypothetical return	1,000.00	1,024.18	0.76		1.26
2015 Fund actual return	1,000.00	1,006.99	0.75		1.25
5% annual hypothetical return	1,000.00	1,024.18	0.76		1.26
2020 Fund actual return	1,000.00	1,009.38	0.80		1.25
5% annual hypothetical return	1,000.00	1,024.13	0.81		1.26
2025 Fund actual return	1,000.00	1,011.45	0.80		1.25
5% annual hypothetical return	1,000.00	1,024.13	0.81		1.26
2030 Fund actual return	1,000.00	1,013.82	0.85		1.26
5% annual hypothetical return	1,000.00	1,024.08	0.86		1.26
2035 Fund actual return	1,000.00	1,016.94	0.85		1.26
5% annual hypothetical return	1,000.00	1,024.08	0.86		1.26
2040 Fund actual return	1,000.00	1,019.94	0.91		1.26
5% annual hypothetical return	1,000.00	1,024.03	0.91		1.26
2045 Fund actual return	1,000.00	1,021.40	0.91		1.26
5% annual hypothetical return	1,000.00	1,024.03	0.91		1.26

TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	11

Important information about expenses

Lifecycle Index Funds	Beginning account value	Ending account value	Expenses paid during period	*	Effective expenses paid during period	†
Premier Class	(12/1/17)	(5/31/18)	(12/1/17–5/31/18)		(12/1/17–5/31/18)
2050 Fund actual return	$1,000.00	$1,021.84	$0.91		$1.26
5% annual hypothetical return	1,000.00	1,024.03	0.91		1.26
2055 Fund actual return	1,000.00	1,022.66	0.91		1.26
5% annual hypothetical return	1,000.00	1,024.03	0.91		1.26
2060 Fund actual return	1,000.00	1,022.79	0.91		1.26
5% annual hypothetical return	1,000.00	1,024.03	0.91		1.26

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2018. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.15% for the Retirement Income, 2010 and 2015 Funds; 0.16% for the 2020 and 2025 Funds; 0.17% for the 2030 and 2035 Funds; and 0.18% for the 2040, 2045, 2050, 2055 and 2060 Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.25% for the 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055 and 2060 Funds; and 0.26% for the Retirement Income Fund.

Expense examples

Six months ended May 31, 2018

Lifecycle Index Funds	Beginning account value	Ending account value	Expenses paid during period	*	Effective expenses paid during period	†
Retirement Class	(12/1/17)	(5/31/18)	(12/1/17–5/31/18)		(12/1/17–5/31/18)
Retirement Income Fund actual return	$1,000.00	$1,005.56	$1.25		$1.80
5% annual hypothetical return	1,000.00	1,023.68	1.26		1.82
2010 Fund actual return	1,000.00	1,005.07	1.25		1.75
5% annual hypothetical return	1,000.00	1,023.68	1.26		1.77
2015 Fund actual return	1,000.00	1,007.09	1.25		1.75
5% annual hypothetical return	1,000.00	1,023.68	1.26		1.77
2020 Fund actual return	1,000.00	1,008.93	1.30		1.75
5% annual hypothetical return	1,000.00	1,023.64	1.31		1.77
2025 Fund actual return	1,000.00	1,011.03	1.30		1.75
5% annual hypothetical return	1,000.00	1,023.64	1.31		1.77

12	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds

concluded

Expense examples

Six months ended May 31, 2018

Lifecycle Index Funds	Beginning account value	Ending account value	Expenses paid during period	*	Effective expenses paid during period	†
Retirement Class	(12/1/17)	(5/31/18)	(12/1/17–5/31/18)		(12/1/17–5/31/18)
2030 Fund actual return	$1,000.00	$1,013.40	$1.36		$1.76
5% annual hypothetical return	1,000.00	1,023.59	1.36		1.77
2035 Fund actual return	1,000.00	1,016.55	1.36		1.76
5% annual hypothetical return	1,000.00	1,023.59	1.36		1.77
2040 Fund actual return	1,000.00	1,019.01	1.41		1.76
5% annual hypothetical return	1,000.00	1,023.54	1.41		1.77
2045 Fund actual return	1,000.00	1,020.93	1.41		1.76
5% annual hypothetical return	1,000.00	1,023.54	1.41		1.77
2050 Fund actual return	1,000.00	1,020.95	1.41		1.76
5% annual hypothetical return	1,000.00	1,023.54	1.41		1.77
2055 Fund actual return	1,000.00	1,021.69	1.41		1.76
5% annual hypothetical return	1,000.00	1,023.54	1.41		1.77
2060 Fund actual return	1,000.00	1,022.96	1.41		1.77
5% annual hypothetical return	1,000.00	1,023.54	1.41		1.77

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2018. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.25% for the Retirement Income, 2010 and 2015 Funds; 0.26% for the 2020 and 2025 Funds; 0.27% for the 2030 and 2035 Funds; and 0.28% for the 2040, 2045, 2050, 2055 and 2060 Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.35% for the 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055 and 2060 Funds; and 0.36% for the Retirement Income Fund.

TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	13

Investment results of the Lifecycle Index Funds

Performance for the twelve months ended May 31, 2018

All twelve TIAA-CREF Lifecycle Index Funds delivered positive returns that approximated the performance of their respective composite benchmarks. Returns for the Retirement Class ranged from 4.83% for the Retirement Income Fund to 12.29% for the 2060 Fund. The tables on the following pages show returns for all share classes of the funds.

While lower, the funds’ returns were similar to those of their composite benchmarks, which represent market performance without any fees or expenses. The difference between the individual Lifecycle Index Funds’ returns and those of their respective benchmarks ranged from 0.33 of a percentage point for the Retirement Income Fund and the 2060 Fund to 0.51 of a percentage point for the 2010 Fund. (All results for the Lifecycle Index Funds are for the Retirement Class.)

Stocks advanced, bonds struggled amid economic growth and U.S. rate hikes

The U.S. economic growth cycle continued during the twelve-month period, as the unemployment rate fell to lows not seen since early 2000 and inflation remained at a consistent level. Real U.S. gross domestic product (GDP), which measures the value of all goods and services produced in the United States, grew by 3.2% and 2.9% in the third and fourth quarters of 2017, respectively. However, GDP growth slowed to 2.0% in the first quarter of 2018, according to the U.S. government’s third estimate. The unemployment rate declined to 3.8% in May 2018, its lowest level in 18 years. Core inflation, which includes all items except food and energy, rose 2.2% for the twelve months ended May 31, 2018. The price of West Texas Intermediate crude oil rose from just over $48 per barrel on June 1, 2017, to nearly $67 on May 31, 2018.

The Federal Reserve raised the federal funds target rate three times during the period—in June and December of 2017 and again in March 2018—pushing the key short-term interest-rate measure to 1.50%–1.75%. New Fed chairman Jerome Powell said he supported further gradual rate increases in response to continued economic improvement.

For the twelve-month period, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 15.06%. The MSCI EAFE+EM Index, which measures the performance of leading stocks in 21 developed-markets countries outside North America and 23 emerging-markets countries, returned 9.5% in U.S.-dollar terms. Stocks in emerging markets posted solid gains, in part due to the rise in oil prices.

14	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds

U.S. investment-grade bonds struggled amid a rising interest-rate environment as Fed policymakers responded to continued economic growth and tightening labor markets. The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, declined 0.37% during the period. Short-term bonds, as measured by the Bloomberg Barclays U.S. 1–3 Year Government/Credit Index, gained a modest 0.16%.

Funds posted solid gains as stock prices continued to rise

Each Lifecycle Index Fund covered in this report produced positive returns for the period, driven by gains among all equity funds.

The Lifecycle Index Funds may invest in up to five sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. The Lifecycle Index Funds do this by investing in various underlying funds that are managed to track individual benchmark indexes.

For the twelve-month period, the funds’ absolute returns—that is, without regard to the performance of their respective composite benchmarks—were driven by advances among U.S. and foreign stocks. The Equity Index Fund and Emerging Markets Equity Index Fund both generated double-digit returns, and the International Equity Index Fund had solid performance in the high single digits. In the fixed-income category, the Bond Index Fund declined by almost 1%, while returns of the Inflation-Linked Bond Fund and the Short-Term Bond Index Fund were slightly negative.

Equity funds drove performance

The Lifecycle Index Funds with larger allocations to stocks posted greater returns. For example, the 2040, 2045, 2050, 2055 and 2060 funds, each with at least 85% of their assets invested in equities as of period-end, all gained between 11.05% and 12.29%. By comparison, the Retirement Income Fund, with about 60% of its portfolio invested in fixed income and 40% in equities at period-end, earned 4.83%. (Returns of the Lifecycle Index Funds’ underlying funds can be found at TIAA.org/performance.)

TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	15

Lifecycle Index Retirement Income Fund

Performance as of May 31, 2018

Lifecycle Index Retirement Income Fund		Total return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		since fund inception		gross	net
Institutional Class	9/30/09	5.16%	5.27%		6.49%		0.37%	0.10%
Advisor Class	12/4/15	5.07	5.11	†	6.29	†	0.44	0.18
Premier Class	9/30/09	4.94	5.10		6.33		0.51	0.25
Retirement Class	9/30/09	4.83	4.99		6.22		0.61	0.35
Lifecycle Index Retirement Income Fund Composite Index‡	—	5.16	5.35		6.64	§	—	—
Broad market indexes**
S&P Target Date Retirement Income Index	—	4.43	4.23		5.38	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.37	1.98		3.18	§	—	—
Russell 3000® Index	—	15.06	12.85		13.86	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on May 31, 2018, the Lifecycle Index Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000 Index; 12.0% MSCI EAFE+EM Index; 10.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Bloomberg Barclays U.S. Aggregate Bond Index and the Russell 3000 Index to the S&P Target Date Retirement Income Index. For additional information, please see the Fund’s current prospectus.

16	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index Retirement Income Fund

$10,000 invested at Fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/18	Target allocation for 6/30/18
Equity
U.S. equity	28.14%	28.00%
International equity	11.83	12.00
Fixed income
Fixed income	39.92	40.00
Inflation-protected assets	9.97	10.00
Short-term fixed income	9.97	10.00
Other assets & liabilities, net	0.17	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	17

Lifecycle Index 2010 Fund

Performance as of May 31, 2018

Lifecycle Index 2010 Fund		Total return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		since fund inception		gross	net
Institutional Class	9/30/09	5.29%	5.68%		6.98%		0.26%	0.10%
Advisor Class	12/4/15	5.28	5.52	†	6.78	†	0.34	0.18
Premier Class	9/30/09	5.18	5.52		6.82		0.41	0.25
Retirement Class	9/30/09	5.02	5.40		6.71		0.51	0.35
Lifecycle Index 2010 Fund Composite Index‡	—	5.53	5.79		7.14	§	—	—
Broad market indexes**
S&P Target Date 2010 Index	—	5.06	5.04		6.26	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.37	1.98		3.18	§	—	—
Russell 3000® Index	—	15.06	12.85		13.86	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on May 31, 2018, the Lifecycle Index 2010 Fund Composite Index consisted of: 39.6% Bloomberg Barclays U.S. Aggregate Bond Index; 29.4% Russell 3000 Index; 12.6% MSCI EAFE+EM Index; 9.2% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 9.2% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Bloomberg Barclays U.S. Aggregate Bond Index and the Russell 3000 Index to the S&P Target Date 2010 Index. For additional information, please see the Fund’s current prospectus.

18	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2010 Fund

$10,000 invested at Fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/18	Target allocation for 6/30/18
Equity
U.S. equity	29.61%	29.40%
International equity	12.41	12.60
Fixed income
Fixed income	39.46	39.60
Inflation-protected assets	9.12	9.20
Short-term fixed income	9.11	9.20
Other assets & liabilities, net	0.29	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	19

Lifecycle Index 2015 Fund

Performance as of May 31, 2018

Lifecycle Index 2015 Fund		Total return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		since fund inception		gross	net
Institutional Class	9/30/09	6.01%	6.19%		7.48%		0.24%	0.10%
Advisor Class	12/4/15	5.99	6.06	†	7.29	†	0.32	0.18
Premier Class	9/30/09	5.83	6.04		7.32		0.39	0.25
Retirement Class	9/30/09	5.73	5.94		7.22		0.49	0.35
Lifecycle Index 2015 Fund Composite Index‡		6.19	6.30		7.64	§	—	—
Broad market indexes**
S&P Target Date 2015 Index	—	5.89	5.85		7.12	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.37	1.98		3.18	§	—	—
Russell 3000® Index	—	15.06	12.85		13.86	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on May 31, 2018, the Lifecycle Index 2015 Fund Composite Index consisted of: 38.6% Bloomberg Barclays U.S. Aggregate Bond Index; 32.9% Russell 3000 Index; 14.1% MSCI EAFE+EM Index; 7.2% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 7.2% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Bloomberg Barclays U.S. Aggregate Bond Index and the Russell 3000 Index to the S&P Target Date 2015 Index. For additional information, please see the Fund’s current prospectus.

20	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2015 Fund

$10,000 invested at Fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/18	Target allocation for 6/30/18
Equity
U.S. equity	33.14%	32.90%
International equity	13.92	14.10
Fixed income
Fixed income	38.49	38.60
Inflation-protected assets	7.13	7.20
Short-term fixed income	7.13	7.20
Other assets & liabilities, net	0.19	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	21

Lifecycle Index 2020 Fund

Performance as of May 31, 2018

Lifecycle Index 2020 Fund		Total return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		since fund inception		gross	net
Institutional Class	9/30/09	6.85%	6.87%		8.12%		0.22%	0.10%
Advisor Class	12/4/15	6.85	6.72	†	7.91	†	0.30	0.18
Premier Class	9/30/09	6.75	6.73		7.95		0.37	0.25
Retirement Class	9/30/09	6.66	6.62		7.85		0.47	0.35
Lifecycle Index 2020 Fund Composite Index‡	—	7.09	6.97		8.27	§	—	—
Broad market indexes**
S&P Target Date 2020 Index	—	6.72	6.57		7.86	§	—	—
Russell 3000® Index	—	15.06	12.85		13.86	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.37	1.98		3.18	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on May 31, 2018, the Lifecycle Index 2020 Fund Composite Index consisted of: 37.3% Russell 3000 Index; 36.3% Bloomberg Barclays U.S. Aggregate Bond Index; 16.0% MSCI EAFE+EM Index; 5.2% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 5.2% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Russell 3000 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the S&P Target Date 2020 Index. For additional information, please see the Fund’s current prospectus.

22	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2020 Fund

$10,000 invested at Fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/18	Target allocation for 6/30/18
Equity
U.S. equity	37.56%	37.24%
International equity	15.78	15.96
Fixed income
Fixed income	36.22	36.40
Inflation-protected assets	5.14	5.20
Short-term fixed income	5.14	5.20
Other assets & liabilities, net	0.16	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	23

Lifecycle Index 2025 Fund

Performance as of May 31, 2018

Lifecycle Index 2025 Fund		Total return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		since fund inception		gross	net
Institutional Class	9/30/09	7.99%	7.63%		8.79%		0.22%	0.10%
Advisor Class	12/4/15	7.89	7.45	†	8.58	†	0.30	0.18
Premier Class	9/30/09	7.84	7.45		8.63		0.37	0.25
Retirement Class	9/30/09	7.76	7.35		8.52		0.47	0.35
Lifecycle Index 2025 Fund Composite Index‡	—	8.17	7.71		8.93	§	—	—
Broad market indexes**
S&P Target Date 2025 Index	—	7.99	7.25		8.51§		—	—
Russell 3000® Index	—	15.06	12.85		13.86§		—	—
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.37	1.98		3.18§		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on May 31, 2018, the Lifecycle Index 2025 Fund Composite Index consisted of: 42.9% Russell 3000 Index; 32.3% Bloomberg Barclays U.S. Aggregate Bond Index; 18.4% MSCI EAFE+EM Index; 3.2% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 3.2% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Russell 3000 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the S&P Target Date 2025 Index. For additional information, please see the Fund’s current prospectus.

24	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2025 Fund

$10,000 invested at Fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/18	Target allocation for 6/30/18
Equity
U.S. equity	43.15%	42.84%
International equity	18.13	18.36
Fixed income
Fixed income	32.20	32.40
Inflation-protected assets	3.14	3.20
Short-term fixed income	3.14	3.20
Other assets & liabilities, net	0.24	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	25

Lifecycle Index 2030 Fund

Performance as of May 31, 2018

Lifecycle Index 2030 Fund		Total return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		since fund inception		gross	net
Institutional Class	9/30/09	9.10%	8.36%		9.47%		0.21%	0.10%
Advisor Class	12/4/15	9.00	8.18	†	9.25	†	0.29	0.18
Premier Class	9/30/09	8.95	8.18		9.30		0.36	0.25
Retirement Class	9/30/09	8.82	8.08		9.19		0.46	0.35
Lifecycle Index 2030 Fund Composite Index‡	—	9.26	8.44		9.60	§	—	—
Broad market indexes**
S&P Target Date 2030 Index	—	9.21	7.91		9.10	§	—	—
Russell 3000® Index	—	15.06	12.85		13.86	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.37	1.98		3.18	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on May 31, 2018, the Lifecycle Index 2030 Fund Composite Index consisted of: 48.5% Russell 3000 Index; 28.3% Bloomberg Barclays U.S. Aggregate Bond Index; 20.8% MSCI EAFE+EM Index; 1.2% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 1.2% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Russell 3000 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the S&P Target Date 2030 Index. For additional information, please see the Fund’s current prospectus.

26	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2030 Fund

$10,000 invested at Fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/18	Target allocation for 6/30/18
Equity
U.S. equity	48.77%	48.44%
International equity	20.50	20.76
Fixed income
Fixed income	28.23	28.40
Inflation-protected assets	1.15	1.20
Short-term fixed income	1.15	1.20
Other assets & liabilities, net	0.20	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	27

Lifecycle Index 2035 Fund

Performance as of May 31, 2018

Lifecycle Index 2035 Fund		Total return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		since fund inception		gross	net
Institutional Class	9/30/09	10.17%	9.04%		10.09%		0.21%	0.10%
Advisor Class	12/4/15	10.22	8.91	†	9.89	†	0.29	0.18
Premier Class	9/30/09	10.03	8.88		9.93		0.36	0.25
Retirement Class	9/30/09	9.97	8.78		9.82		0.46	0.35
Lifecycle Index 2035 Fund Composite Index‡	—	10.36	9.13		10.23	§	—	—
Broad market indexes**
S&P Target Date 2035 Index	—	10.36	8.53		9.62	§	—
Russell 3000® Index	—	15.06	12.85		13.86	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.37	1.98		3.18	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on May 31, 2018, the Lifecycle Index 2035 Fund Composite Index consisted of: 54.1% Russell 3000 Index; 23.2% MSCI EAFE+EM Index; and 22.7% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Russell 3000 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the S&P Target Date 2035 Index. For additional information, please see the Fund’s current prospectus.

28	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2035 Fund

$10,000 invested at Fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/18	Target allocation for 6/30/18
Equity
U.S. equity	54.40%	54.04%
International equity	22.87	23.16
Fixed income	22.56	22.80
Other assets & liabilities, net	0.17	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	29

Lifecycle Index 2040 Fund

Performance as of May 31, 2018

Lifecycle Index 2040 Fund		Total return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		since fund inception		gross	net
Institutional Class	9/30/09	11.32%	9.66%		10.54%		0.20%	0.10%
Advisor Class	12/4/15	11.29	9.49	†	10.33	†	0.28	0.18
Premier Class	9/30/09	11.24	9.50		10.37		0.35	0.25
Retirement Class	9/30/09	11.05	9.38		10.26		0.45	0.35
Lifecycle Index 2040 Fund Composite Index‡	—	11.49	9.72		10.67	§	—	—
Broad market indexes**
S&P Target Date 2040 Index	—	11.18	8.95		9.98	§	—	—
Russell 3000® Index	—	15.06	12.85		13.86	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.37	1.98		3.18	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on May 31, 2018, the Lifecycle Index 2040 Fund Composite Index consisted of: 59.7% Russell 3000 Index; 25.6% MSCI EAFE+EM Index; and 14.7% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Russell 3000 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the S&P Target Date 2040 Index. For additional information, please see the Fund’s current prospectus.

30	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2040 Fund

$10,000 invested at Fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/18	Target allocation for 6/30/18
Equity
U.S. equity	60.05%	59.64%
International equity	25.22	25.56
Fixed income	14.58	14.80
Other assets & liabilities, net	0.15	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	31

Lifecycle Index 2045 Fund

Performance as of May 31, 2018

Lifecycle Index 2045 Fund		Total return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		since fund inception		gross	net
Institutional Class	9/30/09	11.97%	9.88%		10.67%		0.21%	0.10%
Advisor Class	12/4/15	11.85	9.73	†	10.46	†	0.29	0.18
Premier Class	9/30/09	11.83	9.73		10.50		0.36	0.25
Retirement Class	9/30/09	11.71	9.61		10.39		0.46	0.35
Lifecycle Index 2045 Fund Composite Index‡	—	12.09	9.96		10.81	§	—	—
Broad market indexes**
S&P Target Date 2045 Index	—	11.58	9.24		10.23	§	—	—
Russell 3000® Index	—	15.06	12.85		13.86	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.37	1.98		3.18	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on May 31, 2018, the Lifecycle Index 2045 Fund Composite Index consisted of: 63.3% Russell 3000 Index; 27.2% MSCI EAFE+EM Index; and 9.5% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Russell 3000 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the S&P Target Date 2045 Index. For additional information, please see the Fund’s current prospectus.

32	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2045 Fund

$10,000 invested at Fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/18	Target allocation for 6/30/18
Equity
U.S. equity	63.58%	63.35%
International equity	26.76	27.15
Fixed income	9.45	9.50
Other assets & liabilities, net	0.21	—
Total	100.00	100.00
Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	33

Lifecycle Index 2050 Fund

Performance as of May 31, 2018

Lifecycle Index 2050 Fund		Total return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		since fund inception		gross	net
Institutional Class	9/30/09	12.16%	9.98%		10.73%		0.22%	0.10%
Advisor Class	12/4/15	12.08	9.81	†	10.51	†	0.30	0.18
Premier Class	9/30/09	11.97	9.82		10.56		0.37	0.25
Retirement Class	9/30/09	11.86	9.71		10.45		0.47	0.35
Lifecycle Index 2050 Fund Composite Index‡	—	12.27	10.06		10.86	§	—	—
Broad market indexes**
S&P Target Date 2050 Index	—	11.92	9.54		10.43	§	—	—
Russell 3000® Index	—	15.06	12.85		13.86	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.37	1.98		3.18	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on May 31, 2018, the Lifecycle Index 2050 Fund Composite Index consisted of: 64.3% Russell 3000 Index; 27.5% MSCI EAFE+EM Index; and 8.2% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Russell 3000 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the S&P Target Date 2050 Index. For additional information, please see the Fund’s current prospectus.

34	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2050 Fund

$10,000 invested at Fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/18	Target allocation for 6/30/18
Equity
U.S. equity	64.50%	64.23%
International equity	27.02	27.52
Fixed income	8.19	8.25
Other assets & liabilities, net	0.29	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	35

Lifecycle Index 2055 Fund

Performance as of May 31, 2018

Lifecycle Index 2055 Fund		Total return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		since fund inception		gross	net
Institutional Class	4/29/11	12.35%	10.07%		9.30%		0.31%	0.10%
Advisor Class	12/4/15	12.27	9.93	†	9.11	†	0.39	0.18
Premier Class	4/29/11	12.19	9.91		9.14		0.46	0.25
Retirement Class	4/29/11	12.03	9.81		9.02		0.56	0.35
Lifecycle Index 2055 Fund Composite Index‡	—	12.45	10.15		9.41	§	—	—
Broad market indexes**
S&P Target Date 2055 Index	—	12.04	9.71		8.83	§	—	—
Russell 3000® Index	—	15.06	12.85		12.27	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.37	1.98		2.70	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on May 31, 2018, the Lifecycle Index 2055 Fund Composite Index consisted of: 65.1% Russell 3000 Index; 27.9% MSCI EAFE+EM Index; and 7.0% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Russell 3000 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the S&P Target Date 2055 Index. For additional information, please see the Fund’s current prospectus.

36	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2055 Fund

$10,000 invested at Fund’s inception

Retirement Class (inception April 29, 2011)

For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/18	Target allocation for 6/30/18
Equity
U.S. equity	65.32%	65.10%
International equity	27.46	27.90
Fixed income	6.95	7.00
Other assets & liabilities, net	0.27	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	37

Lifecycle Index 2060 Fund

Performance as of May 31, 2018

Lifecycle Index 2060 Fund		Total return	Average annual total return		Annual operating expenses*#
	Inception date	1 year	since fund inception		gross	net
Institutional Class	9/26/14	12.44%	8.87%		1.00%	0.10%
Advisor Class	12/4/15	12.52	8.77	†	1.08	0.18
Premier Class	9/26/14	12.34	8.71		1.15	0.25
Retirement Class	9/26/14	12.29	8.60		1.25	0.35
Lifecycle Index 2060 Fund Composite Index‡	—	12.62	8.97	§	—	—
Broad market indexes**
S&P Target Date 2060+ Index	—	12.22	8.54	§	—	—
Russell 3000® Index	—	15.06	11.08	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.37	1.91	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on May 31, 2018, the Lifecycle Index 2060 Fund Composite Index consisted of: 66.0% Russell 3000 Index; 28.3% MSCI EAFE+EM Index; and 5.7% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Russell 3000 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the S&P Target Date 2060+ Index. For additional information, please see the Fund’s current prospectus.

38	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2060 Fund

$10,000 invested at Fund’s inception

Retirement Class (inception September 26, 2014)

For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/18	Target allocation for 6/30/18
Equity
U.S. equity	66.00%	65.98%
International equity	27.90	28.27
Fixed income	5.73	5.75
Other assets & liabilities, net	0.37	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	39

Portfolio of investments

Lifecycle Index Retirement Income Fund  ■  May 31, 2018

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8% (a)
FIXED INCOME—39.9%
11,096,650	TIAA-CREF Bond Index Fund		$116,736,758	39.9%
	TOTAL FIXED INCOME		116,736,758	39.9
INFLATION-PROTECTED ASSETS—10.0%
2,579,200	TIAA-CREF Inflation-Linked Bond Fund		29,170,747	10.0
	TOTAL INFLATION-PROTECTED ASSETS		29,170,747	10.0
INTERNATIONAL EQUITY—11.8%
801,752	TIAA-CREF Emerging Markets Equity Index Fund		9,372,476	3.2
1,265,371	TIAA-CREF International Equity Index Fund		25,218,853	8.6
	TOTAL INTERNATIONAL EQUITY		34,591,329	11.8
SHORT-TERM FIXED INCOME—10.0%
2,965,859	TIAA-CREF Short-Term Bond Index Fund		29,154,390	10.0
	TOTAL SHORT-TERM FIXED INCOME		29,154,390	10.0
U.S. EQUITY—28.1%
4,083,672	TIAA-CREF Equity Index Fund		82,285,985	28.1
	TOTAL U.S. EQUITY		82,285,985	28.1
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $276,192,643)	291,939,209	99.8

	TOTAL PORTFOLIO	(Cost $276,192,643)	291,939,209	99.8
	OTHER ASSETS & LIABILITIES, NET		513,074	0.2
	NET ASSETS		$292,452,283	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

40	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2010 Fund  ■  May 31, 2018

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.7% (a)
FIXED INCOME—39.5%
14,639,482	TIAA-CREF Bond Index Fund		$154,007,353	39.5%
	TOTAL FIXED INCOME		154,007,353	39.5
INFLATION-PROTECTED ASSETS—9.1%
3,147,056	TIAA-CREF Inflation-Linked Bond Fund		35,593,206	9.1
	TOTAL INFLATION-PROTECTED ASSETS		35,593,206	9.1
INTERNATIONAL EQUITY—12.4%
1,117,335	TIAA-CREF Emerging Markets Equity Index Fund		13,061,642	3.3
1,773,959	TIAA-CREF International Equity Index Fund		35,355,000	9.1
	TOTAL INTERNATIONAL EQUITY		48,416,642	12.4
SHORT-TERM FIXED INCOME—9.1%
3,618,159	TIAA-CREF Short-Term Bond Index Fund		35,566,504	9.1
	TOTAL SHORT-TERM FIXED INCOME		35,566,504	9.1
U.S. EQUITY—29.6%
5,734,939	TIAA-CREF Equity Index Fund		115,559,016	29.6
	TOTAL U.S. EQUITY		115,559,016	29.6
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $337,805,220)	389,142,721	99.7

	TOTAL PORTFOLIO	(Cost $337,805,220)	389,142,721	99.7
	OTHER ASSETS & LIABILITIES, NET		1,146,842	0.3
	NET ASSETS		$390,289,563	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	41

Portfolio of investments

Lifecycle Index 2015 Fund  ■  May 31, 2018

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8% (a)
FIXED INCOME—38.5%
28,126,683	TIAA-CREF Bond Index Fund		$295,892,707	38.5%
	TOTAL FIXED INCOME		295,892,707	38.5
INFLATION-PROTECTED ASSETS—7.1%
4,849,178	TIAA-CREF Inflation-Linked Bond Fund		54,844,205	7.1
	TOTAL INFLATION-PROTECTED ASSETS		54,844,205	7.1
INTERNATIONAL EQUITY—13.9%
2,480,155	TIAA-CREF Emerging Markets Equity Index Fund		28,993,009	3.8
3,916,890	TIAA-CREF International Equity Index Fund		78,063,626	10.1
	TOTAL INTERNATIONAL EQUITY		107,056,635	13.9
SHORT-TERM FIXED INCOME—7.1%
5,576,066	TIAA-CREF Short-Term Bond Index Fund		54,812,728	7.1
	TOTAL SHORT-TERM FIXED INCOME		54,812,728	7.1
U.S. EQUITY—33.2%
12,642,937	TIAA-CREF Equity Index Fund		254,755,179	33.2
	TOTAL U.S. EQUITY		254,755,179	33.2
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $664,231,323)	767,361,454	99.8

	TOTAL PORTFOLIO	(Cost $664,231,323)	767,361,454	99.8
	OTHER ASSETS & LIABILITIES, NET		1,433,369	0.2
	NET ASSETS		$768,794,823	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

42	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2020 Fund  ■  May 31, 2018

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8% (a)
FIXED INCOME—36.2%
60,092,652	TIAA-CREF Bond Index Fund		$632,174,694	36.2%
	TOTAL FIXED INCOME		632,174,694	36.2
INFLATION-PROTECTED ASSETS—5.1%
7,932,798	TIAA-CREF Inflation-Linked Bond Fund		89,719,942	5.1
	TOTAL INFLATION-PROTECTED ASSETS		89,719,942	5.1
INTERNATIONAL EQUITY—15.8%
6,373,699	TIAA-CREF Emerging Markets Equity Index Fund		74,508,542	4.3
10,078,155	TIAA-CREF International Equity Index Fund		200,857,619	11.5
	TOTAL INTERNATIONAL EQUITY		275,366,161	15.8
SHORT-TERM FIXED INCOME—5.1%
9,121,717	TIAA-CREF Short-Term Bond Index Fund		89,666,474	5.1
	TOTAL SHORT-TERM FIXED INCOME		89,666,474	5.1
U.S. EQUITY—37.6%
32,539,038	TIAA-CREF Equity Index Fund		655,661,606	37.6
	TOTAL U.S. EQUITY		655,661,606	37.6
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,537,523,114)	1,742,588,877	99.8

	TOTAL PORTFOLIO	(Cost $1,537,523,114)	1,742,588,877	99.8
	OTHER ASSETS & LIABILITIES, NET		2,734,545	0.2
	NET ASSETS		$1,745,323,422	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	43

Portfolio of investments

Lifecycle Index 2025 Fund  ■  May 31, 2018

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8% (a)
FIXED INCOME—32.2%
65,133,539	TIAA-CREF Bond Index Fund		$685,204,834	32.2%
	TOTAL FIXED INCOME		685,204,834	32.2
INFLATION-PROTECTED ASSETS—3.2%
5,912,185	TIAA-CREF Inflation-Linked Bond Fund		66,866,816	3.2
	TOTAL INFLATION-PROTECTED ASSETS		66,866,816	3.2
INTERNATIONAL EQUITY—18.1%
8,929,861	TIAA-CREF Emerging Markets Equity Index Fund		104,390,079	4.9
14,114,060	TIAA-CREF International Equity Index Fund		281,293,209	13.2
	TOTAL INTERNATIONAL EQUITY		385,683,288	18.1
SHORT-TERM FIXED INCOME—3.1%
6,798,306	TIAA-CREF Short-Term Bond Index Fund		66,827,351	3.1
	TOTAL SHORT-TERM FIXED INCOME		66,827,351	3.1
U.S. EQUITY—43.2%
45,569,495	TIAA-CREF Equity Index Fund		918,225,318	43.2
	TOTAL U.S. EQUITY		918,225,318	43.2
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,875,063,394)	2,122,807,607	99.8

	TOTAL PORTFOLIO	(Cost $1,875,063,394)	2,122,807,607	99.8
	OTHER ASSETS & LIABILITIES, NET		5,104,740	0.2
	NET ASSETS		$2,127,912,347	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

44	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2030 Fund  ■  May 31, 2018

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8% (a)
FIXED INCOME—28.2%
58,884,220	TIAA-CREF Bond Index Fund		$619,461,990	28.2%
	TOTAL FIXED INCOME		619,461,990	28.2
INFLATION-PROTECTED ASSETS—1.2%
2,231,181	TIAA-CREF Inflation-Linked Bond Fund		25,234,663	1.2
	TOTAL INFLATION-PROTECTED ASSETS		25,234,663	1.2
INTERNATIONAL EQUITY—20.5%
10,417,723	TIAA-CREF Emerging Markets Equity Index Fund		121,783,177	5.6
16,456,017	TIAA-CREF International Equity Index Fund		327,968,423	14.9
	TOTAL INTERNATIONAL EQUITY		449,751,600	20.5
SHORT-TERM FIXED INCOME—1.1%
2,565,655	TIAA-CREF Short-Term Bond Index Fund		25,220,389	1.1
	TOTAL SHORT-TERM FIXED INCOME		25,220,389	1.1
U.S. EQUITY—48.8%
53,101,959	TIAA-CREF Equity Index Fund		1,070,004,473	48.8
	TOTAL U.S. EQUITY		1,070,004,473	48.8
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,896,500,082)	2,189,673,115	99.8

	TOTAL PORTFOLIO	(Cost $1,896,500,082)	2,189,673,115	99.8
	OTHER ASSETS & LIABILITIES, NET		4,311,997	0.2
	NET ASSETS		$2,193,985,112	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	45

Portfolio of investments

Lifecycle Index 2035 Fund  ■  May 31, 2018

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8% (a)
FIXED INCOME–22.5%
44,220,249	TIAA-CREF Bond Index Fund		$465,197,022	22.5%
	TOTAL FIXED INCOME		465,197,022	22.5
INTERNATIONAL EQUITY–22.9%
10,917,212	TIAA-CREF Emerging Markets Equity Index Fund		127,622,209	6.2
17,256,983	TIAA-CREF International Equity Index Fund		343,931,679	16.7
	TOTAL INTERNATIONAL EQUITY		471,553,888	22.9
U.S. EQUITY–54.4%
55,676,020	TIAA-CREF Equity Index Fund		1,121,871,800	54.4
	TOTAL U.S. EQUITY		1,121,871,800	54.4
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,746,389,147)	2,058,622,710	99.8

	TOTAL PORTFOLIO	(Cost $1,746,389,147)	2,058,622,710	99.8
	OTHER ASSETS & LIABILITIES, NET		3,441,940	0.2
	NET ASSETS		$2,062,064,650	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

46	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2040 Fund  ■  May 31, 2018

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8% (a)
FIXED INCOME–14.6%
30,342,179	TIAA-CREF Bond Index Fund		$319,199,720	14.6%
	TOTAL FIXED INCOME		319,199,720	14.6
INTERNATIONAL EQUITY–25.2%
12,783,663	TIAA-CREF Emerging Markets Equity Index Fund		149,441,018	6.8
20,207,206	TIAA-CREF International Equity Index Fund		402,729,612	18.4
	TOTAL INTERNATIONAL EQUITY		552,170,630	25.2
U.S. EQUITY–60.0%
65,234,637	TIAA-CREF Equity Index Fund		1,314,477,942	60.0
	TOTAL U.S. EQUITY		1,314,477,942	60.0
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,798,080,230)	2,185,848,292	99.8

	TOTAL PORTFOLIO	(Cost $1,798,080,230)	2,185,848,292	99.8
	OTHER ASSETS & LIABILITIES, NET		3,309,211	0.2
	NET ASSETS		$2,189,157,503	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	47

Portfolio of investments

Lifecycle Index 2045 Fund  ■  May 31, 2018

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8% (a)
FIXED INCOME–9.4%
12,517,646	TIAA-CREF Bond Index Fund		$131,685,632	9.4%
	TOTAL FIXED INCOME		131,685,632	9.4
INTERNATIONAL EQUITY–26.8%
8,648,350	TIAA-CREF Emerging Markets Equity Index Fund		101,099,207	7.3
13,645,474	TIAA-CREF International Equity Index Fund		271,954,292	19.5
	TOTAL INTERNATIONAL EQUITY		373,053,499	26.8
U.S. EQUITY–63.6%
43,982,176	TIAA-CREF Equity Index Fund		886,240,839	63.6
	TOTAL U.S. EQUITY		886,240,839	63.6
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,177,519,526)	1,390,979,970	99.8

	TOTAL PORTFOLIO	(Cost $1,177,519,526)	1,390,979,970	99.8
	OTHER ASSETS & LIABILITIES, NET		2,951,152	0.2
	NET ASSETS		$1,393,931,122	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

48	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2050 Fund  ■  May 31, 2018

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.7% (a)
FIXED INCOME–8.2%
7,749,347	TIAA-CREF Bond Index Fund		$81,523,127	8.2%
	TOTAL FIXED INCOME		81,523,127	8.2
INTERNATIONAL EQUITY–27.0%
6,205,814	TIAA-CREF Emerging Markets Equity Index Fund		72,545,970	7.3
9,849,221	TIAA-CREF International Equity Index Fund		196,294,976	19.7
	TOTAL INTERNATIONAL EQUITY		268,840,946	27.0
U.S. EQUITY–64.5%
31,853,700	TIAA-CREF Equity Index Fund		641,852,058	64.5
	TOTAL U.S. EQUITY		641,852,058	64.5
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $842,177,545)	992,216,131	99.7

	TOTAL PORTFOLIO	(Cost $842,177,545)	992,216,131	99.7
	OTHER ASSETS & LIABILITIES, NET		2,931,399	0.3
	NET ASSETS		$995,147,530	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	49

Portfolio of investments

Lifecycle Index 2055 Fund  ■  May 31, 2018

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.7% (a)
FIXED INCOME–6.9%
2,415,103	TIAA-CREF Bond Index Fund		$25,406,885	6.9%
	TOTAL FIXED INCOME		25,406,885	6.9
INTERNATIONAL EQUITY–27.5%
2,324,904	TIAA-CREF Emerging Markets Equity Index Fund		27,178,133	7.5
3,673,725	TIAA-CREF International Equity Index Fund		73,217,341	20.0
	TOTAL INTERNATIONAL EQUITY		100,395,474	27.5
U.S. EQUITY–65.3%
11,854,808	TIAA-CREF Equity Index Fund		238,874,381	65.3
	TOTAL U.S. EQUITY		238,874,381	65.3
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $321,973,099)	364,676,740	99.7

	TOTAL PORTFOLIO	(Cost $321,973,099)	364,676,740	99.7
	OTHER ASSETS & LIABILITIES, NET		985,764	0.3
	NET ASSETS		$365,662,504	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

50	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2060 Fund  ■  May 31, 2018

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.6% (a)
FIXED INCOME–5.7%
429,218	TIAA-CREF Bond Index Fund		$4,515,376	5.7%
	TOTAL FIXED INCOME		4,515,376	5.7
INTERNATIONAL EQUITY–27.9%
507,390	TIAA-CREF Emerging Markets Equity Index Fund		5,931,388	7.5
805,250	TIAA-CREF International Equity Index Fund		16,048,630	20.4
	TOTAL INTERNATIONAL EQUITY		21,980,018	27.9
U.S. EQUITY–66.0%
2,580,204	TIAA-CREF Equity Index Fund		51,991,113	66.0
	TOTAL U.S. EQUITY		51,991,113	66.0
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $72,622,391)	78,486,507	99.6

	TOTAL PORTFOLIO	(Cost $72,622,391)	78,486,507	99.6
	OTHER ASSETS & LIABILITIES, NET		293,217	0.4
	NET ASSETS		$78,779,724	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	51

Statements of assets and liabilities

TIAA-CREF Lifecycle Index Funds  ■  May 31, 2018

	Lifecycle Index
	Retirement	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index
	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund
ASSETS
Affiliated investments, at value‡	$291,939,209	$389,142,721	$767,361,454	$1,742,588,877	$2,122,807,607	$2,189,673,115
Cash	590,228	—	1,965,202	1,497,373	3,254,707	4,304,822
Receivable from securities transactions	898,847	1,656,536	2,846,362	7,447,587	9,733,559	10,202,299
Receivable from Fund shares sold	440,926	695,468	1,003,363	4,640,862	5,746,324	6,128,154
Dividends receivable	302,417	397,609	738,498	1,540,945	1,614,067	1,401,317
Due from affiliates	4,003	4,732	8,123	15,498	18,794	17,405
Other	3,355	11,160	19,761	33,217	34,376	36,000
Total assets	294,178,985	391,908,226	773,942,763	1,757,764,359	2,143,209,434	2,211,763,112
LIABILITIES
Management fees payable	2,404	3,210	6,308	14,333	17,459	17,999
Service agreement fees payable	802	1,597	2,744	6,556	7,732	7,594
Distribution fees payable	2,143	5,933	13,005	32,161	38,167	39,285
Due to affiliates	850	936	1,062	1,753	1,826	1,851
Overdraft payable	—	122,471	—	—	—	—
Payable for securities transactions	1,499,860	1,412,056	4,539,627	11,176,353	14,755,578	15,917,313
Payable for Fund shares redeemed	178,869	37,311	533,286	1,082,662	314,985	1,635,428
Payable for trustee compensation	3,683	12,036	21,403	36,049	37,642	39,361
Accrued expenses and other payables	38,091	23,113	30,505	91,070	123,698	119,169
Total liabilities	1,726,702	1,618,663	5,147,940	12,440,937	15,297,087	17,778,000
NET ASSETS	$292,452,283	$390,289,563	$768,794,823	$1,745,323,422	$2,127,912,347	$2,193,985,112
NET ASSETS CONSIST OF:
Paid-in-capital	$277,540,766	$340,558,150	$667,174,733	$1,540,259,755	$1,877,499,652	$1,898,322,101
Undistributed net investment income (loss)	583,738	1,745,154	3,252,282	6,606,383	6,730,847	5,685,933
Accumulated net realized gain (loss) on total investments	(1,418,787)	(3,351,242)	(4,762,323)	(6,608,479)	(4,062,365)	(3,195,955)
Net unrealized appreciation (depreciation) on total investments	15,746,566	51,337,501	103,130,131	205,065,763	247,744,213	293,173,033
NET ASSETS	$292,452,283	$390,289,563	$768,794,823	$1,745,323,422	$2,127,912,347	$2,193,985,112
INSTITUTIONAL CLASS:
Net assets	$233,165,240	$265,520,856	$533,409,280	$1,176,623,364	$1,456,071,870	$1,517,858,311
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	16,402,652	17,648,508	33,892,063	70,758,817	83,157,148	82,404,055
Net asset value per share	$14.22	$15.04	$15.74	$16.63	$17.51	$18.42
ADVISOR CLASS:
Net assets	$111,470	$176,631	$113,976	$200,199	$437,562	$165,107
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	7,841	11,739	7,240	12,043	25,007	8,967
Net asset value per share	$14.22	$15.05	$15.74	$16.62	$17.50	$18.41
PREMIER CLASS:
Net assets	$20,117,322	$47,385,021	$101,714,825	$250,375,116	$299,291,298	$307,155,268
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,416,377	3,159,735	6,488,975	15,127,305	17,162,783	16,752,326
Net asset value per share	$14.20	$15.00	$15.68	$16.55	$17.44	$18.34
RETIREMENT CLASS:
Net assets	$39,058,251	$77,207,055	$133,556,742	$318,124,743	$372,111,617	$368,806,426
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,753,060	5,175,272	8,549,569	19,289,438	21,432,869	20,199,387
Net asset value per share	$14.19	$14.92	$15.62	$16.49	$17.36	$18.26
‡ Affiliated investments, cost	$276,192,643	$337,805,220	$664,231,323	$1,537,523,114	$1,875,063,394	$1,896,500,082

52	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	53

Statements of assets and liabilities	concluded

TIAA-CREF Lifecycle Index Funds  ■  May 31, 2018

	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index
	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund	2060 Fund
ASSETS
Affiliated investments, at value‡	$2,058,622,710	$2,185,848,292	$1,390,979,970	$992,216,131	$364,676,740	$78,486,507
Cash	4,191,546	4,212,844	4,249,107	2,158,179	681,811	220,582
Receivable from securities transactions	10,069,521	11,331,600	6,333,868	6,070,342	1,787,184	1,314,792
Receivable from Fund shares sold	4,727,134	5,228,211	3,644,132	3,421,050	1,513,963	326,907
Dividends receivable	1,020,029	698,839	288,614	179,272	55,282	9,945
Due from affiliates	16,380	15,523	10,365	7,842	3,682	1,737
Other	34,221	39,573	19,905	13,617	3,560	526
Total assets	2,078,681,541	2,207,374,882	1,405,525,961	1,004,066,433	368,722,222	80,360,996
LIABILITIES
Management fees payable	16,923	17,974	11,428	8,182	2,997	654
Service agreement fees payable	6,816	6,615	4,645	3,665	1,603	323
Distribution fees payable	35,576	34,046	24,726	19,146	6,084	708
Due to affiliates	1,798	1,904	1,548	1,414	1,160	796
Payable for securities transactions	15,581,291	16,241,866	10,879,373	5,493,106	2,639,453	277,060
Payable for Fund shares redeemed	826,017	1,762,834	576,135	3,320,727	373,774	1,291,741
Payable for trustee compensation	37,393	42,973	22,009	15,120	4,152	634
Accrued expenses and other payables	111,077	109,167	74,975	57,543	30,495	9,356
Total liabilities	16,616,891	18,217,379	11,594,839	8,918,903	3,059,718	1,581,272
NET ASSETS	$2,062,064,650	$2,189,157,503	$1,393,931,122	$995,147,530	$365,662,504	$78,779,724
NET ASSETS CONSIST OF:
Paid-in-capital	$1,747,970,077	$1,800,547,933	$1,179,846,155	$844,476,005	$322,936,232	$72,995,795
Undistributed net investment income (loss)	3,970,614	2,440,552	813,654	440,072	115,481	18,217
Accumulated net realized gain (loss) on total investments	(2,109,604)	(1,599,044)	(189,131)	192,867	(92,850)	(98,404)
Net unrealized appreciation (depreciation) on total investments	312,233,563	387,768,062	213,460,444	150,038,586	42,703,641	5,864,116
NET ASSETS	$2,062,064,650	$2,189,157,503	$1,393,931,122	$995,147,530	$365,662,504	$78,779,724
INSTITUTIONAL CLASS:
Net assets	$1,453,605,687	$1,613,765,009	$982,188,868	$667,846,003	$239,570,570	$58,145,284
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	75,252,016	80,868,018	48,884,412	33,103,208	14,833,375	4,673,163
Net asset value per share	$19.32	$19.96	$20.09	$20.17	$16.15	$12.44
ADVISOR CLASS:
Net assets	$133,134	$546,799	$421,579	$211,978	$142,083	$157,043
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	6,895	27,425	20,999	10,513	8,801	12,617
Net asset value per share	$19.31	$19.94	$20.08	$20.16	$16.14	$12.45
PREMIER CLASS:
Net assets	$276,475,676	$264,271,629	$191,402,056	$148,822,017	$47,812,389	$5,040,305
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	14,382,738	13,308,475	9,569,360	7,413,466	2,967,794	405,425
Net asset value per share	$19.22	$19.86	$20.00	$20.07	$16.11	$12.43
RETIREMENT CLASS:
Net assets	$331,850,153	$310,574,066	$219,918,619	$178,267,532	$78,137,462	$15,437,092
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	17,336,938	15,698,511	11,044,244	8,920,191	4,861,119	1,244,068
Net asset value per share	$19.14	$19.78	$19.91	$19.98	$16.07	$12.41
‡ Affiliated investments, cost	$1,746,389,147	$1,798,080,230	$1,177,519,526	$842,177,545	$321,973,099	$72,622,391

54	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	55

Statements of operations

TIAA-CREF Lifecycle Index Funds  ■  For the year ended May 31, 2018

	Lifecycle Index
	Retirement	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index
	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$3,922,426	$7,390,533	$14,555,996	$31,902,770	$36,680,359	$37,451,929
Total income	3,922,426	7,390,533	14,555,996	31,902,770	36,680,359	37,451,929

EXPENSES
Management fees	186,530	345,829	674,929	1,471,365	1,710,405	1,761,922
Shareholder servicing — Institutional Class	7,536	4,120	6,083	9,947	9,863	10,327
Shareholder servicing — Advisor Class	9	23	11	131	184	146
Shareholder servicing — Premier Class	116	125	141	265	271	303
Shareholder servicing — Retirement Class	97,271	186,803	320,315	742,539	844,372	837,581
Distribution fees — Premier Class	20,990	62,689	142,890	346,223	390,245	411,063
Registration fees	68,463	70,282	74,144	74,444	91,997	80,233
Shareholder reports	27,868	22,727	31,364	55,087	59,230	61,819
Professional fees	25,439	26,155	27,497	30,536	31,145	31,452
Administrative service fees	24,958	27,012	31,034	41,496	44,412	45,115
Trustee fees and expenses	1,949	4,184	8,046	16,563	18,915	19,534
Other expenses	39,693	33,569	48,059	99,239	146,679	130,896
Total expenses	500,822	783,518	1,364,513	2,887,835	3,347,718	3,390,391
Less: Expenses reimbursed by the investment adviser	(195,176)	(186,441)	(224,257)	(323,514)	(388,484)	(373,860)
Fee waiver by investment adviser and TPIS	(186,530)	(345,829)	(674,929)	(1,324,229)	(1,539,364)	(1,409,537)
Net expenses	119,116	251,248	465,327	1,240,092	1,419,870	1,606,994

Net investment income (loss)	3,803,310	7,139,285	14,090,669	30,662,678	35,260,489	35,844,935

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	(444,278)	(224,819)	(383,061)	(1,350,251)	(1,071,857)	(1,311,018)
Realized gain distributions from affiliated investments	280,072	579,239	1,270,031	3,144,949	4,093,236	4,686,573
Realized gain (loss) from sale of unaffiliated investments	(2,279)	—	—	—	(92,087)	—
Net realized gain (loss) from investments	(166,485)	354,420	886,970	1,794,698	2,929,292	3,375,555
Net change in unrealized appreciation (depreciation) from affiliated investments	4,474,264	9,180,370	21,542,756	56,146,997	79,170,903	97,512,808
Net realized and unrealized gain (loss) from investments	4,307,779	9,534,790	22,429,726	57,941,695	82,100,195	100,888,363
Net increase (decrease) in net assets from operations	$8,111,089	$16,674,075	$36,520,395	$88,604,373	$117,360,684	$136,733,298

56	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	57

Statements of operations	concluded

TIAA-CREF Lifecycle Index Funds  ■  For the year ended May 31, 2018

	Lifecycle Index 2035 Fund	Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund	Lifecycle Index 2055 Fund	Lifecycle Index 2060 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$34,860,540	$36,550,409	$22,405,563	$15,940,142	$5,327,462	$1,004,219
Total income	34,860,540	36,550,409	22,405,563	15,940,142	5,327,462	1,004,219

EXPENSES
Management fees	1,657,404	1,786,603	1,103,296	789,771	263,642	50,150
Shareholder servicing — Institutional Class	9,866	15,818	9,704	15,451	8,829	7,496
Shareholder servicing — Advisor Class	21	429	409	131	19	26
Shareholder servicing — Premier Class	267	269	210	195	134	130
Shareholder servicing — Retirement Class	745,781	678,651	489,382	383,669	155,137	24,827
Distribution fees — Premier Class	364,111	356,942	257,986	195,677	55,545	5,570
Registration fees	76,007	78,192	77,441	72,831	68,802	64,863
Shareholder reports	59,663	63,883	45,418	38,314	25,715	12,953
Professional fees	31,070	31,594	29,145	27,904	25,788	24,933
Administrative service fees	43,785	45,388	36,902	33,008	26,389	23,394
Trustee fees and expenses	18,423	19,890	12,200	8,712	2,922	505
Other expenses	129,929	117,362	88,496	67,323	38,872	22,428
Total expenses	3,136,327	3,195,021	2,150,589	1,632,986	671,794	237,275
Less: Expenses reimbursed by the investment adviser	(356,528)	(367,243)	(294,152)	(263,785)	(197,568)	(156,767)
Fee waiver by investment adviser and TPIS	(1,325,923)	(1,250,623)	(772,307)	(552,840)	(184,549)	(35,105)
Net expenses	1,453,876	1,577,155	1,084,130	816,361	289,677	45,403

Net investment income (loss)	33,406,664	34,973,254	21,321,433	15,123,781	5,037,785	958,816

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	(1,266,211)	(1,202,164)	(651,777)	(562,488)	(151,452)	(106,231)
Realized gain distributions from affiliated investments	4,873,331	5,669,608	3,681,590	2,658,859	902,205	172,356
Realized gain (loss) from sale of unaffiliated investments	—	—	—	—	58,275	548
Net realized gain (loss) from investments	3,607,120	4,467,444	3,029,813	2,096,371	809,028	66,673
Net change in unrealized appreciation (depreciation) from affiliated investments	108,241,388	133,711,756	87,588,438	63,548,447	20,699,332	3,519,274
Net realized and unrealized gain (loss) from investments	111,848,508	138,179,200	90,618,251	65,644,818	21,508,360	3,585,947
Net increase (decrease) in net assets from operations	$145,255,172	$173,152,454	$111,939,684	$80,768,599	$26,546,145	$4,544,763

58	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	59

Statements of changes in net assets

TIAA-CREF Lifecycle Index Funds  ■  For the year ended

		Lifecycle Index Retirement Income Fund		Lifecycle Index 2010 Fund		Lifecycle Index 2015 Fund
		May 31, 2018	May 31, 2017	May 31, 2018	May 31, 2017	May 31, 2018	May 31, 2017

OPERATIONS
Net investment income (loss)		$3,803,310	$1,827,774	$7,139,285	$5,224,076	$14,090,669	$9,317,028
Net realized gain (loss) from investments		(166,485)	(156,547)	354,420	(49,241)	886,970	(21,023)
Net change in unrealized appreciation (depreciation) from affiliated investments		4,474,264	6,044,266	9,180,370	16,365,369	21,542,756	33,190,814
Net increase (decrease) in net assets from operations		8,111,089	7,715,493	16,674,075	21,540,204	36,520,395	42,486,819

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(2,476,733)	(988,439)	(4,483,965)	(3,390,060)	(8,910,171)	(5,873,621)
	Advisor Class	(2,275)	(2,091)	(2,183)	(2,018)	(2,178)	(2,090)
	Premier Class	(267,848)	(231,994)	(794,763)	(527,821)	(1,835,445)	(1,191,920)
	Retirement Class	(696,502)	(510,365)	(1,293,985)	(1,055,148)	(2,141,721)	(1,808,398)
From realized gains:	Institutional Class	(151,211)	(104,881)	(418,247)	(560,071)	(766,292)	(1,111,013)
	Advisor Class	(135)	(238)	(205)	(336)	(189)	(398)
	Premier Class	(17,006)	(28,661)	(79,119)	(93,829)	(168,226)	(242,843)
	Retirement Class	(46,629)	(63,218)	(136,939)	(195,778)	(210,226)	(382,781)
Total distributions		(3,658,339)	(1,929,887)	(7,209,406)	(5,825,061)	(14,034,448)	(10,613,064)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	188,712,671	52,481,834	101,136,256	62,572,840	200,771,636	137,127,436
	Advisor Class	—	6,500	64,000	—	—	—
	Premier Class	11,108,780	2,334,605	19,449,823	8,324,969	43,814,062	15,409,370
	Retirement Class	12,865,614	27,585,461	26,430,911	25,705,528	41,079,286	53,148,583
Reinvestments of distributions:	Institutional Class	2,616,934	1,093,032	4,901,918	3,950,131	9,669,419	6,984,634
	Advisor Class	—	103	—	—	—	—
	Premier Class	268,988	260,388	718,545	621,650	1,663,267	1,434,763
	Retirement Class	742,858	573,327	1,430,924	1,250,926	2,351,947	2,191,179
Redemptions:	Institutional Class	(40,478,916)	(17,530,831)	(42,105,401)	(34,894,554)	(68,850,662)	(50,703,461)
	Advisor Class	—	(6,463)	—	—	—	—
	Premier Class	(3,294,848)	(4,256,134)	(6,420,603)	(4,924,077)	(18,477,448)	(10,769,097)
	Retirement Class	(12,828,226)	(14,798,261)	(21,665,951)	(12,638,041)	(32,694,987)	(31,787,899)
Net increase (decrease) from shareholder transactions		159,713,855	47,743,561	83,940,422	49,969,372	179,326,520	123,035,508
Net increase (decrease) in net assets		164,166,605	53,529,167	93,405,091	65,684,515	201,812,467	154,909,263
NET ASSETS
Beginning of period		128,285,678	74,756,511	296,884,472	231,199,957	566,982,356	412,073,093
End of period		$292,452,283	$128,285,678	$390,289,563	$296,884,472	$768,794,823	$566,982,356

Undistributed net investment income (loss) included in net assets		$583,738	$201,523	$1,745,154	$1,134,897	$3,252,282	$1,951,193

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	13,333,464	3,917,003	6,729,837	4,439,696	12,782,747	9,334,304
	Advisor Class	—	483	4,270	—	—	—
	Premier Class	785,327	174,119	1,303,919	590,244	2,829,750	1,053,489
	Retirement Class	909,959	2,072,570	1,777,887	1,838,129	2,649,902	3,684,945
Shares reinvested:	Institutional Class	185,160	82,719	326,359	286,449	616,279	489,463
	Advisor Class	—	8	—	—	—	—
	Premier Class	19,041	19,751	47,967	45,178	106,347	100,827
	Retirement Class	52,610	43,487	95,971	91,375	150,863	154,417
Shares redeemed:	Institutional Class	(2,855,965)	(1,306,171)	(2,806,254)	(2,468,584)	(4,398,544)	(3,461,710)
	Advisor Class	—	(491)	—	—	—	—
	Premier Class	(233,232)	(318,931)	(427,824)	(351,371)	(1,181,998)	(738,812)
	Retirement Class	(908,001)	(1,106,738)	(1,457,010)	(903,493)	(2,106,474)	(2,198,901)
Net increase (decrease) from shareholder transactions		11,288,363	3,577,809	5,595,122	3,567,623	11,448,872	8,418,022

60	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	61

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Index Funds  ■  For the year ended

		Lifecycle Index 2020 Fund		Lifecycle Index 2025 Fund		Lifecycle Index 2030 Fund
		May 31, 2018	May 31, 2017	May 31, 2018	May 31, 2017	May 31, 2018	May 31, 2017

OPERATIONS
Net investment income (loss)		$30,662,678	$18,308,201	$35,260,489	$19,216,076	$35,844,935	$20,585,730
Net realized gain (loss) from investments		1,794,698	7,765	2,929,292	111,335	3,375,555	604,028
Net change in unrealized appreciation (depreciation) from affiliated investments		56,146,997	75,352,754	79,170,903	90,881,971	97,512,808	107,919,815
Net increase (decrease) in net assets from operations		88,604,373	93,668,720	117,360,684	110,209,382	136,733,298	129,109,573

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(18,532,622)	(10,281,344)	(21,539,724)	(10,790,227)	(22,526,361)	(11,834,918)
	Advisor Class	(4,654)	(4,172)	(3,345)	(2,109)	(2,913)	(2,149)
	Premier Class	(4,313,618)	(2,806,406)	(4,829,510)	(3,004,857)	(5,081,654)	(3,277,794)
	Retirement Class	(4,914,893)	(3,981,997)	(5,601,757)	(4,106,143)	(5,610,247)	(4,248,905)
From realized gains:	Institutional Class	(1,389,353)	(1,825,689)	(1,457,877)	(2,160,395)	(1,723,463)	(2,541,931)
	Advisor Class	(360)	(744)	(231)	(425)	(234)	(465)
	Premier Class	(345,355)	(535,278)	(348,392)	(644,974)	(415,071)	(754,067)
	Retirement Class	(419,422)	(785,711)	(429,651)	(908,425)	(485,891)	(1,002,454)
Total distributions		(29,920,277)	(20,221,341)	(34,210,487)	(21,617,555)	(35,845,834)	(23,662,683)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	553,398,307	267,321,786	712,836,778	305,158,715	712,371,691	289,155,856
	Advisor Class	3,643	131,174	284,745	27,717	4,500	34,146
	Premier Class	95,420,283	35,696,976	116,576,563	33,952,408	100,310,527	39,082,069
	Retirement Class	96,860,303	118,702,840	111,200,098	133,019,041	110,972,941	141,693,499
Reinvestments of distributions:	Institutional Class	19,898,646	12,107,033	22,983,798	12,950,622	24,228,430	14,376,849
	Advisor Class	2,737	2,475	1,250	—	790	—
	Premier Class	3,879,055	3,341,684	4,254,268	3,649,831	4,842,647	4,031,861
	Retirement Class	5,334,315	4,767,708	6,031,408	5,014,568	6,096,138	5,251,359
Redemptions:	Institutional Class	(142,643,671)	(44,987,907)	(109,944,623)	(41,964,551)	(99,992,320)	(37,086,035)
	Advisor Class	(62,093)	(6,752)	—	(814)	(141)	—
	Premier Class	(34,275,493)	(11,273,362)	(21,734,139)	(7,678,053)	(21,669,867)	(7,273,350)
	Retirement Class	(64,909,571)	(45,632,197)	(56,712,798)	(35,269,723)	(56,890,362)	(37,301,569)
Net increase (decrease) from shareholder transactions		532,906,461	340,171,458	785,777,348	408,859,761	780,274,974	411,964,685
Net increase (decrease) in net assets		591,590,557	413,618,837	868,927,545	497,451,588	881,162,438	517,411,575
NET ASSETS
Beginning of period		1,153,732,865	740,114,028	1,258,984,802	761,533,214	1,312,822,674	795,411,099
End of period		$1,745,323,422	$1,153,732,865	$2,127,912,347	$1,258,984,802	$2,193,985,112	$1,312,822,674

Undistributed net investment income (loss) included in net assets		$6,606,383	$3,463,997	$6,730,847	$3,127,900	$5,685,933	$2,701,924

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	33,439,469	17,511,199	41,099,106	19,218,609	39,052,724	17,597,317
	Advisor Class	222	8,649	16,462	1,722	247	2,085
	Premier Class	5,865,271	2,357,720	6,834,954	2,164,950	5,625,410	2,408,780
	Retirement Class	5,907,565	7,903,810	6,463,986	8,548,859	6,160,964	8,807,633
Shares reinvested:	Institutional Class	1,202,335	813,645	1,321,667	839,859	1,327,585	899,678
	Advisor Class	165	166	72	—	43	—
	Premier Class	235,237	225,485	245,486	237,464	266,372	253,258
	Retirement Class	324,669	322,578	349,444	327,535	336,617	331,107
Shares redeemed:	Institutional Class	(8,633,251)	(2,946,400)	(6,323,097)	(2,655,927)	(5,470,403)	(2,256,656)
	Advisor Class	(3,724)	(434)	—	(49)	(8)	—
	Premier Class	(2,082,551)	(747,209)	(1,251,960)	(489,927)	(1,190,286)	(449,458)
	Retirement Class	(3,961,274)	(3,022,774)	(3,301,167)	(2,268,322)	(3,146,410)	(2,295,393)
Net increase (decrease) from shareholder transactions		32,294,133	22,426,435	45,454,953	25,924,773	42,962,855	25,298,351

62	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	63

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Index Funds ■ For the year ended

		Lifecycle Index 2035 Fund		Lifecycle Index 2040 Fund		Lifecycle Index 2045 Fund
		May 31, 2018	May 31, 2017	May 31, 2018	May 31, 2017	May 31, 2018	May 31, 2017
OPERATIONS
Net investment income (loss)		$33,406,664	$19,383,076	$34,973,254	$21,641,125	$21,321,433	$12,263,374
Net realized gain (loss) from investments		3,607,120	706,590	4,467,444	969,563	3,029,813	783,098
Net change in unrealized appreciation (depreciation) from affiliated investments		108,241,388	114,351,981	133,711,756	140,027,137	87,588,438	83,871,268
Net increase (decrease) in net assets from operations		145,255,172	134,441,647	173,152,454	162,637,825	111,939,684	96,917,740
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(22,040,178)	(11,951,962)	(25,036,481)	(14,661,934)	(14,651,464)	(7,360,454)
	Advisor Class	(2,337)	(2,176)	(9,888)	(5,832)	(6,406)	(2,227)
	Premier Class	(4,515,202)	(2,931,582)	(4,408,488)	(2,917,908)	(3,206,520)	(2,137,846)
	Retirement Class	(5,066,031)	(3,580,105)	(4,538,338)	(3,491,001)	(3,265,340)	(2,557,464)
From realized gains:	Institutional Class	(1,778,882)	(2,844,285)	(2,283,050)	(3,852,604)	(1,211,855)	(1,738,432)
	Advisor Class	(190)	(521)	(917)	(1,538)	(546)	(530)
	Premier Class	(388,892)	(745,404)	(429,498)	(817,528)	(283,149)	(538,766)
	Retirement Class	(461,372)	(936,931)	(467,678)	(1,006,889)	(306,144)	(663,138)
Total distributions		(34,253,084)	(22,992,966)	(37,174,338)	(26,755,234)	(22,931,424)	(14,998,857)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	616,039,616	277,304,919	592,562,817	259,050,206	434,592,528	190,194,052
	Advisor Class	8,860	—	315,805	175,640	272,573	—
	Premier Class	90,385,175	35,373,129	75,443,138	41,566,037	53,960,909	25,604,423
	Retirement Class	103,212,699	117,506,520	99,939,177	102,059,814	72,786,664	71,058,792
Reinvestments of distributions:	Institutional Class	23,805,900	14,796,247	27,300,471	18,514,538	15,851,051	9,098,886
	Advisor Class	—	—	8,210	4,560	4,373	—
	Premier Class	4,342,693	3,676,986	4,558,762	3,735,436	3,270,946	2,676,612
	Retirement Class	5,527,403	4,517,036	5,006,015	4,497,890	3,571,483	3,220,602
Redemptions:	Institutional Class	(81,082,285)	(29,980,704)	(54,614,062)	(25,706,503)	(39,091,193)	(14,816,854)
	Advisor Class	—	—	(11,387)	(94,795)	—	—
	Premier Class	(19,851,889)	(4,011,478)	(21,001,673)	(3,896,459)	(14,621,868)	(2,475,078)
	Retirement Class	(51,983,082)	(29,718,685)	(44,729,304)	(33,797,463)	(42,791,937)	(19,415,736)
Net increase (decrease) from shareholder transactions		690,405,090	389,463,970	684,777,969	366,108,901	487,805,529	265,145,699
Net increase (decrease) in net assets		801,407,178	500,912,651	820,756,085	501,991,492	576,813,789	347,064,582
NET ASSETS
Beginning of period		1,260,657,472	759,744,821	1,368,401,418	866,409,926	817,117,333	470,052,751
End of period		$2,062,064,650	$1,260,657,472	$2,189,157,503	$1,368,401,418	$1,393,931,122	$817,117,333
Undistributed net investment income (loss) included in net assets		$3,970,614	$1,815,778	$2,440,552	$1,031,009	$813,654	$344,093
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	32,274,539	16,295,968	30,168,169	14,951,263	22,022,012	11,010,620
	Advisor Class	463	—	15,970	10,355	14,390	—
	Premier Class	4,848,650	2,114,014	3,933,077	2,451,423	2,801,987	1,505,447
	Retirement Class	5,478,166	7,070,625	5,122,571	6,042,340	3,724,806	4,218,068
Shares reinvested:	Institutional Class	1,247,035	896,199	1,387,924	1,101,400	801,773	541,923
	Advisor Class	—	—	418	271	221	—
	Premier Class	228,443	223,661	232,827	223,144	166,122	159,989
	Retirement Class	291,838	275,765	256,456	269,496	182,125	193,198
Shares redeemed:	Institutional Class	(4,248,802)	(1,764,944)	(2,781,252)	(1,495,180)	(1,975,845)	(854,899)
	Advisor Class	—	—	(590)	(5,354)	—	—
	Premier Class	(1,037,705)	(241,856)	(1,063,589)	(229,922)	(735,767)	(145,227)
	Retirement Class	(2,756,222)	(1,777,673)	(2,307,741)	(1,980,580)	(2,192,870)	(1,134,805)
Net increase (decrease) from shareholder transactions		36,326,405	23,091,759	34,964,240	21,338,656	24,808,954	15,494,314

64	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	65

Statements of changes in net assets	concluded

TIAA-CREF Lifecycle Index Funds  ■  For the year ended

		Lifecycle Index 2050 Fund		Lifecycle Index 2055 Fund		Lifecycle Index 2060 Fund
		May 31, 2018	May 31, 2017	May 31, 2018	May 31, 2017	May 31, 2018	May 31, 2017
OPERATIONS
Net investment income (loss)		$15,123,781	$8,499,974	$5,037,785	$2,254,640	$958,816	$322,189
Net realized gain (loss) from investments		2,096,371	564,341	809,028	235,809	66,673	(31,555)
Net change in unrealized appreciation (depreciation) from affiliated investments		63,548,447	59,180,512	20,699,332	16,504,480	3,519,274	2,464,134
Net increase (decrease) in net assets from operations		80,768,599	68,244,827	26,546,145	18,994,929	4,544,763	2,754,768
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(10,057,067)	(4,865,780)	(3,315,452)	(1,270,158)	(731,328)	(246,267)
	Advisor Class	(4,045)	(5,988)	(2,482)	(2,175)	(2,439)	(2,258)
	Premier Class	(2,400,427)	(1,567,588)	(685,079)	(305,141)	(59,775)	(24,895)
	Retirement Class	(2,613,805)	(1,931,108)	(1,062,459)	(613,714)	(163,089)	(48,462)
From realized gains:	Institutional Class	(796,555)	(1,107,067)	(182,827)	(206,861)	(47,401)	(66,562)
	Advisor Class	(334)	(1,368)	(137)	(357)	(159)	(615)
	Premier Class	(203,041)	(380,299)	(40,025)	(52,552)	(4,084)	(7,294)
	Retirement Class	(233,514)	(480,839)	(65,693)	(108,807)	(11,582)	(14,237)
Total distributions		(16,308,788)	(10,340,037)	(5,354,154)	(2,559,765)	(1,019,857)	(410,590)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	304,803,588	134,179,422	137,275,556	49,902,781	44,303,478	9,208,389
	Advisor Class	986	192,277	12,925	—	26,721	—
	Premier Class	44,061,001	23,450,037	24,641,062	10,316,515	4,686,892	584,753
	Retirement Class	61,835,162	60,077,404	32,928,816	27,647,621	11,245,968	4,079,381
Reinvestments of distributions:	Institutional Class	10,839,962	5,972,847	3,493,969	1,476,702	573,659	86,411
	Advisor Class	1,819	4,608	13	—	—	—
	Premier Class	2,499,864	1,947,887	691,068	357,391	35,370	5,623
	Retirement Class	2,847,318	2,411,947	1,127,859	722,227	151,215	36,196
Redemptions:	Institutional Class	(33,959,904)	(11,465,540)	(12,878,298)	(4,988,683)	(7,877,798)	(1,906,980)
	Advisor Class	(38,993)	(99,329)	(878)	—	—	—
	Premier Class	(10,696,793)	(2,698,258)	(4,001,542)	(743,092)	(1,723,000)	(13,025)
	Retirement Class	(27,960,991)	(17,319,211)	(11,936,764)	(3,124,738)	(2,103,597)	(227,022)
Net increase (decrease) from shareholder transactions		354,233,019	196,654,091	171,353,786	81,566,724	49,318,908	11,853,726
Net increase (decrease) in net assets		418,692,830	254,558,881	192,545,777	98,001,888	52,843,814	14,197,904
NET ASSETS
Beginning of period		576,454,700	321,895,819	173,116,727	75,114,839	25,935,910	11,738,006
End of period		$995,147,530	$576,454,700	$365,662,504	$173,116,727	$78,779,724	$25,935,910
Undistributed net investment income (loss) included in net assets		$440,072	$191,159	$115,481	$75,207	$18,217	$3,061
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	15,400,122	7,745,573	8,663,159	3,625,415	3,622,733	862,280
	Advisor Class	50	11,322	814	—	2,182	—
	Premier Class	2,273,166	1,374,670	1,583,712	753,148	381,363	55,022
	Retirement Class	3,161,101	3,551,166	2,089,651	2,031,379	925,043	387,011
Shares reinvested:	Institutional Class	546,369	355,104	220,162	109,955	46,944	8,373
	Advisor Class	92	274	1	—	—	—
	Premier Class	126,575	116,292	43,628	26,651	2,894	545
	Retirement Class	144,681	144,514	71,339	53,938	12,395	3,507
Shares redeemed:	Institutional Class	(1,710,529)	(664,948)	(808,497)	(362,210)	(644,315)	(182,358)
	Advisor Class	(2,023)	(5,594)	(54)	—	—	—
	Premier Class	(540,163)	(158,196)	(250,650)	(53,259)	(139,272)	(1,244)
	Retirement Class	(1,429,796)	(997,179)	(759,909)	(225,387)	(173,895)	(21,088)
Net increase (decrease) from shareholder transactions		17,969,645	11,472,998	10,853,356	5,959,630	4,036,072	1,112,048

66	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	67

Financial highlights

TIAA-CREF Lifecycle Index Funds

		Selected per share data										Ratios and supplemental data
			Gain (loss) from investment operation
					Net realized								Ratios to average net assets
	For the	Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets					Net
	period or year ended	value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands)	Gross expenses	[e]	Net expenses	[e]	investment income (loss)		Portfolio turnover rate

LIFECYCLE INDEX RETIREMENT INCOME FUND
Institutional Class:	5/31/18	$13.81	$0.29		$0.43	$0.72	$(0.29)	$(0.02)	$(0.31)	$14.22	5.16%	$233,165	0.21%		0.00%		2.09%		26%
	5/31/17	13.09	0.25		0.76	1.01	(0.26)	(0.03)	(0.29)	13.81	7.81	79,296	0.27		0.00		1.90		40
	5/31/16	13.35	0.24		(0.24)	0.00 [d]	(0.24)	(0.02)	(0.26)	13.09	0.10	39,882	0.31		0.02		1.88		41
	5/31/15	13.06	0.27		0.33	0.60	(0.28)	(0.03)	(0.31)	13.35	4.66	28,537	0.34		0.04		2.08		35
	5/31/14	12.29	0.24		0.84	1.08	(0.24)	(0.07)	(0.31)	13.06	8.87	22,907	0.44		0.04		1.90		26
Advisor Class:	5/31/18	13.82	0.30		0.41	0.71	(0.29)	(0.02)	(0.31)	14.22	5.07	111	0.21		0.01		2.13		26
	5/31/17	13.09	0.27		0.75	1.02	(0.26)	(0.03)	(0.29)	13.82	7.86	108	0.29		0.03		2.03		40
	5/31/16‡	13.07	0.07		0.14	0.21	(0.17)	(0.02)	(0.19)	13.09	1.68 [b]	103	0.34	[c]	0.03	[c]	1.20	[c]	41
Premier Class:	5/31/18	13.81	0.28		0.40	0.68	(0.27)	(0.02)	(0.29)	14.20	4.94	20,117	0.35		0.15		2.00		26
	5/31/17	13.08	0.26		0.74	1.00	(0.24)	(0.03)	(0.27)	13.81	7.73	11,670	0.41		0.15		1.95		40
	5/31/16	13.34	0.24		(0.26)	(0.02)	(0.22)	(0.02)	(0.24)	13.08	(0.05)	12,694	0.46		0.17		1.87		41
	5/31/15	13.05	0.25		0.33	0.58	(0.26)	(0.03)	(0.29)	13.34	4.50	9,788	0.49		0.19		1.90		35
	5/31/14	12.29	0.22		0.83	1.05	(0.22)	(0.07)	(0.29)	13.05	8.63	9,550	0.59		0.19		1.75		26
Retirement Class:	5/31/18	13.79	0.26		0.42	0.68	(0.26)	(0.02)	(0.28)	14.19	4.83	39,058	0.45		0.25		1.88		26
	5/31/17	13.07	0.23		0.75	0.98	(0.23)	(0.03)	(0.26)	13.79	7.57	37,211	0.51		0.25		1.70		40
	5/31/16	13.33	0.21		(0.23)	(0.02)	(0.22)	(0.02)	(0.24)	13.07	(0.11)	22,078	0.61		0.27		1.65		41
	5/31/15	13.05	0.25		0.31	0.56	(0.25)	(0.03)	(0.28)	13.33	4.35	8,778	0.65		0.29		1.95		35
	5/31/14	12.29	0.20		0.84	1.04	(0.21)	(0.07)	(0.28)	13.05	8.53	1,696	0.76		0.29		1.60		26

LIFECYCLE INDEX 2010 FUND
Institutional Class:	5/31/18	14.59	0.32		0.45	0.77	(0.29)	(0.03)	(0.32)	15.04	5.29	265,521	0.15		0.00		2.13		16
	5/31/17	13.76	0.29		0.85	1.14	(0.27)	(0.04)	(0.31)	14.59	8.47	195,420	0.16		0.00		2.04		16
	5/31/16	14.07	0.27		(0.29)	(0.02)	(0.26)	(0.03)	(0.29)	13.76	(0.07)	153,329	0.17		0.02		2.01		24
	5/31/15	13.72	0.29		0.38	0.67	(0.29)	(0.03)	(0.32)	14.07	4.96	122,842	0.17		0.04		2.12		14
	5/31/14	12.81	0.25		1.02	1.27	(0.24)	(0.12)	(0.36)	13.72	10.02	109,776	0.19		0.05		1.92		17
Advisor Class:	5/31/18	14.59	0.31		0.47	0.78	(0.29)	(0.03)	(0.32)	15.05	5.28	177	0.17		0.02		2.06		16
	5/31/17	13.77	0.29		0.84	1.13	(0.27)	(0.04)	(0.31)	14.59	8.38	109	0.18		0.02		2.04		16
	5/31/16‡	13.84	0.08		0.14	0.22	(0.26)	(0.03)	(0.29)	13.77	1.65 [b]	103	0.20	[c]	0.03	[c]	1.19	[c]	24
Premier Class:	5/31/18	14.54	0.30		0.47	0.77	(0.28)	(0.03)	(0.31)	15.00	5.18	47,385	0.30		0.15		2.03		16
	5/31/17	13.73	0.27		0.83	1.10	(0.25)	(0.04)	(0.29)	14.54	8.19	32,513	0.31		0.15		1.92		16
	5/31/16	14.04	0.25		(0.29)	(0.04)	(0.24)	(0.03)	(0.27)	13.73	(0.22)	26,787	0.32		0.17		1.86		24
	5/31/15	13.68	0.27		0.39	0.66	(0.27)	(0.03)	(0.30)	14.04	4.89	23,379	0.32		0.19		1.97		14
	5/31/14	12.77	0.21		1.03	1.24	(0.21)	(0.12)	(0.33)	13.68	9.85	22,820	0.34		0.20		1.62		17
Retirement Class:	5/31/18	14.47	0.28		0.46	0.74	(0.26)	(0.03)	(0.29)	14.92	5.02	77,207	0.40		0.25		1.88		16
	5/31/17	13.66	0.26		0.83	1.09	(0.24)	(0.04)	(0.28)	14.47	8.15	68,843	0.41		0.25		1.83		16
	5/31/16	13.97	0.23		(0.28)	(0.05)	(0.23)	(0.03)	(0.26)	13.66	(0.30)	50,981	0.47		0.27		1.74		24
	5/31/15	13.63	0.25		0.38	0.63	(0.26)	(0.03)	(0.29)	13.97	4.70	41,362	0.47		0.29		1.83		14
	5/31/14	12.74	0.19		1.03	1.22	(0.21)	(0.12)	(0.33)	13.63	9.70	26,305	0.49		0.30		1.49		17

68	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	69

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

		Selected per share data										Ratios and supplemental data
			Gain (loss) from investment operation
					Net realized								Ratios to average net assets
	For the	Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets					Net
	period or year ended	value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands)	Gross expenses	[e]	Net expenses	[e]	investment income (loss)		Portfolio turnover rate

LIFECYCLE INDEX 2015 FUND
Institutional Class:	5/31/18	$15.15	$0.34		$0.58	$0.92	$(0.30)	$(0.03)	$(0.33)	$15.74	6.01%	$ 533,409	0.13%		0.00%		2.16%		11%
	5/31/17	14.20	0.30		1.00	1.30	(0.29)	(0.06)	(0.35)	15.15	9.28	377,197	0.14		0.01		2.05		14
	5/31/16	14.57	0.29		(0.34)	(0.05)	(0.28)	(0.04)	(0.32)	14.20	(0.32)	263,164	0.15		0.03		2.05		22
	5/31/15	14.14	0.31		0.44	0.75	(0.30)	(0.02)	(0.32)	14.57	5.37	221,139	0.14		0.05		2.13		12
	5/31/14	13.07	0.26		1.15	1.41	(0.24)	(0.10)	(0.34)	14.14	10.97	191,164	0.16		0.06		1.94		16
Advisor Class:	5/31/18	15.16	0.33		0.58	0.91	(0.30)	(0.03)	(0.33)	15.74	5.99	114	0.14		0.01		2.13		11
	5/31/17	14.21	0.30		1.00	1.30	(0.29)	(0.06)	(0.35)	15.16	9.25	110	0.15		0.02		2.07		14
	5/31/16‡	14.31	0.08		0.13	0.21	(0.27)	(0.04)	(0.31)	14.21	1.55 [b]	103	0.17	[c]	0.04	[c]	1.16	[c]	22
Premier Class:	5/31/18	15.10	0.32		0.57	0.89	(0.28)	(0.03)	(0.31)	15.68	5.83	101,715	0.28		0.15		2.05		11
	5/31/17	14.15	0.28		1.00	1.28	(0.27)	(0.06)	(0.33)	15.10	9.15	71,489	0.29		0.16		1.92		14
	5/31/16	14.52	0.27		(0.35)	(0.08)	(0.25)	(0.04)	(0.29)	14.15	(0.47)	61,129	0.30		0.18		1.91		22
	5/31/15	14.10	0.28		0.43	0.71	(0.27)	(0.02)	(0.29)	14.52	5.16	55,574	0.29		0.20		1.96		12
	5/31/14	13.02	0.22		1.18	1.40	(0.22)	(0.10)	(0.32)	14.10	10.92	53,952	0.31		0.21		1.67		16
Retirement Class:	5/31/18	15.05	0.29		0.58	0.87	(0.27)	(0.03)	(0.30)	15.62	5.73	133,557	0.38		0.25		1.87		11
	5/31/17	14.11	0.26		1.00	1.26	(0.26)	(0.06)	(0.32)	15.05	9.03	118,186	0.39		0.26		1.81		14
	5/31/16	14.48	0.24		(0.33)	(0.09)	(0.24)	(0.04)	(0.28)	14.11	(0.56)	87,677	0.45		0.28		1.75		22
	5/31/15	14.06	0.26		0.45	0.71	(0.27)	(0.02)	(0.29)	14.48	5.12	64,781	0.44		0.30		1.85		12
	5/31/14	13.00	0.21		1.16	1.37	(0.21)	(0.10)	(0.31)	14.06	10.73	39,234	0.46		0.31		1.53		16

LIFECYCLE INDEX 2020 FUND
Institutional Class:	5/31/18	15.87	0.36		0.73	1.09	(0.31)	(0.02)	(0.33)	16.63	6.85	1,176,623	0.12		0.01		2.17		8
	5/31/17	14.70	0.31		1.21	1.52	(0.30)	(0.05)	(0.35)	15.87	10.50	710,053	0.13		0.02		2.07		9
	5/31/16	15.15	0.30		(0.43)	(0.13)	(0.29)	(0.03)	(0.32)	14.70	(0.81)	431,790	0.13		0.04		2.08		15
	5/31/15	14.62	0.32		0.53	0.85	(0.30)	(0.02)	(0.32)	15.15	5.90	327,209	0.13		0.06		2.13		9
	5/31/14	13.32	0.27		1.36	1.63	(0.25)	(0.08)	(0.33)	14.62	12.42	260,171	0.15		0.06		1.95		10
Advisor Class:	5/31/18	15.86	0.36		0.72	1.08	(0.30)	(0.02)	(0.32)	16.62	6.85	200	0.18		0.07		2.17		8
	5/31/17	14.70	0.37		1.14	1.51	(0.30)	(0.05)	(0.35)	15.86	10.42	244	0.18		0.06		2.44		9
	5/31/16‡	14.83	0.08		0.10	0.18	(0.28)	(0.03)	(0.31)	14.70	1.32 [b]	103	0.16	[c]	0.05	[c]	1.09	[c]	15
Premier Class:	5/31/18	15.80	0.33		0.73	1.06	(0.29)	(0.02)	(0.31)	16.55	6.75	250,375	0.27		0.16		2.02		8
	5/31/17	14.64	0.30		1.19	1.49	(0.28)	(0.05)	(0.33)	15.80	10.32	175,521	0.28		0.17		1.95		9
	5/31/16	15.09	0.28		(0.43)	(0.15)	(0.27)	(0.03)	(0.30)	14.64	(0.95)	135,778	0.28		0.19		1.97		15
	5/31/15	14.57	0.29		0.53	0.82	(0.28)	(0.02)	(0.30)	15.09	5.70	117,293	0.28		0.21		1.98		9
	5/31/14	13.27	0.24		1.37	1.61	(0.23)	(0.08)	(0.31)	14.57	12.30	104,180	0.30		0.21		1.71		10
Retirement Class:	5/31/18	15.74	0.30		0.74	1.04	(0.27)	(0.02)	(0.29)	16.49	6.66	318,125	0.37		0.26		1.86		8
	5/31/17	14.60	0.28		1.18	1.46	(0.27)	(0.05)	(0.32)	15.74	10.14	267,914	0.38		0.27		1.85		9
	5/31/16	15.04	0.26		(0.41)	(0.15)	(0.26)	(0.03)	(0.29)	14.60	(0.96)	172,443	0.43		0.29		1.84		15
	5/31/15	14.54	0.28		0.52	0.80	(0.28)	(0.02)	(0.30)	15.04	5.55	112,353	0.43		0.31		1.93		9
	5/31/14	13.25	0.22		1.38	1.60	(0.23)	(0.08)	(0.31)	14.54	12.19	49,705	0.45		0.31		1.58		10

70	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	71

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized								Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets					Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands)	Gross expenses	[e]	Net expenses	[e]	investment income (loss)		Portfolio turnover rate

LIFECYCLE INDEX 2025 FUND
Institutional Class:	5/31/18		$16.54	$0.37		$0.95	$1.32	$(0.33)	$(0.02)	$(0.35)	$17.51	7.99%	$1,456,072	0.12%		0.01%		2.14%		7%
	5/31/17		15.14	0.33		1.44	1.77	(0.31)	(0.06)	(0.37)	16.54	11.90	778,157	0.13		0.02		2.07		9
	5/31/16		15.69	0.32		(0.53)	(0.21)	(0.31)	(0.03)	(0.34)	15.14	(1.26)	449,137	0.13		0.04		2.15		9
	5/31/15		15.09	0.33		0.61	0.94	(0.32)	(0.02)	(0.34)	15.69	6.31	337,862	0.13		0.07		2.15		6
	5/31/14		13.57	0.28		1.58	1.86	(0.26)	(0.08)	(0.34)	15.09	13.85	270,258	0.15		0.07		1.96		11
Advisor Class:	5/31/18		16.53	0.31		1.00	1.31	(0.32)	(0.02)	(0.34)	17.50	7.89	438	0.21		0.09		1.82		7
	5/31/17		15.14	0.32		1.44	1.76	(0.31)	(0.06)	(0.37)	16.53	11.82	140	0.15		0.04		2.06		9
	5/31/16	‡	15.32	0.07		0.08	0.15	(0.30)	(0.03)	(0.33)	15.14	1.11 [b]	103	0.16	[c]	0.05	[c]	1.01	[c]	9
Premier Class:	5/31/18		16.47	0.35		0.95	1.30	(0.31)	(0.02)	(0.33)	17.44	7.84	299,291	0.27		0.16		2.01		7
	5/31/17		15.09	0.31		1.42	1.73	(0.29)	(0.06)	(0.35)	16.47	11.66	186,729	0.28		0.17		1.98		9
	5/31/16		15.63	0.30		(0.52)	(0.22)	(0.29)	(0.03)	(0.32)	15.09	(1.34)	142,200	0.28		0.19		2.01		9
	5/31/15		15.04	0.30		0.61	0.91	(0.30)	(0.02)	(0.32)	15.63	6.11	118,947	0.28		0.22		1.97		6
	5/31/14		13.53	0.24		1.59	1.83	(0.24)	(0.08)	(0.32)	15.04	13.63	98,691	0.30		0.22		1.70		11
Retirement Class:	5/31/18		16.40	0.31		0.96	1.27	(0.29)	(0.02)	(0.31)	17.36	7.76	372,112	0.37		0.26		1.84		7
	5/31/17		15.04	0.29		1.41	1.70	(0.28)	(0.06)	(0.34)	16.40	11.50	293,959	0.38		0.27		1.86		9
	5/31/16		15.58	0.27		(0.50)	(0.23)	(0.28)	(0.03)	(0.31)	15.04	(1.41)	170,093	0.43		0.29		1.86		9
	5/31/15		15.00	0.29		0.60	0.89	(0.29)	(0.02)	(0.31)	15.58	6.02	99,991	0.43		0.32		1.93		6
	5/31/14		13.50	0.21		1.60	1.81	(0.23)	(0.08)	(0.31)	15.00	13.53	49,436	0.45		0.32		1.46		11

LIFECYCLE INDEX 2030 FUND
Institutional Class:	5/31/18		17.23	0.38		1.19	1.57	(0.35)	(0.03)	(0.38)	18.42	9.10	1,517,858	0.12		0.02		2.11		5
	5/31/17		15.60	0.34		1.69	2.03	(0.33)	(0.07)	(0.40)	17.23	13.20	818,138	0.13		0.03		2.09		6
	5/31/16		16.25	0.34		(0.62)	(0.28)	(0.33)	(0.04)	(0.37)	15.60	(1.67)	487,539	0.13		0.05		2.19		7
	5/31/15		15.56	0.34		0.70	1.04	(0.33)	(0.02)	(0.35)	16.25	6.77	360,424	0.13		0.07		2.15		5
	5/31/14		13.84	0.29		1.80	2.09	(0.28)	(0.09)	(0.37)	15.56	15.24	283,951	0.15		0.08		1.95		10
Advisor Class:	5/31/18		17.22	0.36		1.19	1.55	(0.33)	(0.03)	(0.36)	18.41	9.00	165	0.21		0.11		2.00		5
	5/31/17		15.60	0.32		1.70	2.02	(0.33)	(0.07)	(0.40)	17.22	13.12	150	0.17		0.07		1.97		6
	5/31/16	‡	15.83	0.07		0.06	0.13	(0.32)	(0.04)	(0.36)	15.60	0.93 [b]	103	0.16	[c]	0.07	[c]	0.93	[c]	7
Premier Class:	5/31/18		17.15	0.36		1.19	1.55	(0.33)	(0.03)	(0.36)	18.34	8.95	307,155	0.27		0.17		1.97		5
	5/31/17		15.54	0.32		1.67	1.99	(0.31)	(0.07)	(0.38)	17.15	12.97	206,717	0.28		0.18		1.98		6
	5/31/16		16.19	0.32		(0.63)	(0.31)	(0.30)	(0.04)	(0.34)	15.54	(1.82)	152,863	0.28		0.20		2.06		7
	5/31/15		15.50	0.32		0.70	1.02	(0.31)	(0.02)	(0.33)	16.19	6.65	130,175	0.28		0.22		2.00		5
	5/31/14		13.80	0.25		1.80	2.05	(0.26)	(0.09)	(0.35)	15.50	14.98	109,285	0.30		0.23		1.70		10
Retirement Class:	5/31/18		17.08	0.33		1.19	1.52	(0.31)	(0.03)	(0.34)	18.26	8.82	368,806	0.37		0.27		1.81		5
	5/31/17		15.48	0.31		1.66	1.97	(0.30)	(0.07)	(0.37)	17.08	12.90	287,818	0.38		0.28		1.92		6
	5/31/16		16.13	0.29		(0.61)	(0.32)	(0.29)	(0.04)	(0.33)	15.48	(1.89)	154,906	0.43		0.30		1.93		7
	5/31/15		15.46	0.31		0.69	1.00	(0.31)	(0.02)	(0.33)	16.13	6.51	94,242	0.43		0.32		2.00		5
	5/31/14		13.77	0.21		1.82	2.03	(0.25)	(0.09)	(0.34)	15.46	14.87	39,318	0.45		0.33		1.45		10

72	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	73

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized								Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets					Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands)	Gross expenses	[e]	Net expenses	[e]	investment income (loss)		Portfolio turnover rate

LIFECYCLE INDEX 2035 FUND
Institutional Class:	5/31/18		$17.89	$0.40		$1.43	$1.83	$(0.37)	$(0.03)	$(0.40)	$19.32	10.17%	$1,453,606	0.12%		0.02%		2.09%		5%
	5/31/17		16.01	0.35		1.95	2.30	(0.34)	(0.08)	(0.42)	17.89	14.60	822,392	0.13		0.03		2.09		5
	5/31/16		16.77	0.34		(0.72)	(0.38)	(0.34)	(0.04)	(0.38)	16.01	(2.18)	489,103	0.13		0.06		2.19		6
	5/31/15		16.01	0.35		0.78	1.13	(0.35)	(0.02)	(0.37)	16.77	7.14	370,682	0.13		0.08		2.15		5
	5/31/14		14.08	0.29		2.02	2.31	(0.29)	(0.09)	(0.38)	16.01	16.51	296,719	0.15		0.08		1.96		9
Advisor Class:	5/31/18		17.88	0.38		1.44	1.82	(0.36)	(0.03)	(0.39)	19.31	10.22	133	0.14		0.04		2.02		5
	5/31/17		16.00	0.36		1.94	2.30	(0.34)	(0.08)	(0.42)	17.88	14.59	115	0.14		0.04		2.13		5
	5/31/16	‡	16.29	0.06		0.02	0.08	(0.33)	(0.04)	(0.37)	16.00	0.63 [b]	103	0.16	[c]	0.07	[c]	0.78	[c]	6
Premier Class:	5/31/18		17.81	0.37		1.41	1.78	(0.34)	(0.03)	(0.37)	19.22	10.03	276,476	0.27		0.17		1.95		5
	5/31/17		15.94	0.33		1.94	2.27	(0.32)	(0.08)	(0.40)	17.81	14.45	184,167	0.28		0.18		1.98		5
	5/31/16		16.71	0.32		(0.74)	(0.42)	(0.31)	(0.04)	(0.35)	15.94	(2.39)	131,478	0.28		0.21		2.06		6
	5/31/15		15.95	0.32		0.79	1.11	(0.33)	(0.02)	(0.35)	16.71	7.02	108,817	0.28		0.23		1.99		5
	5/31/14		14.03	0.25		2.03	2.28	(0.27)	(0.09)	(0.36)	15.95	16.34	90,943	0.30		0.23		1.69		9
Retirement Class:	5/31/18		17.73	0.33		1.43	1.76	(0.32)	(0.03)	(0.35)	19.14	9.97	331,850	0.37		0.27		1.78		5
	5/31/17		15.88	0.31		1.93	2.24	(0.31)	(0.08)	(0.39)	17.73	14.31	253,984	0.38		0.28		1.85		5
	5/31/16		16.66	0.30		(0.73)	(0.43)	(0.31)	(0.04)	(0.35)	15.88	(2.51)	139,061	0.44		0.31		1.94		6
	5/31/15		15.91	0.31		0.78	1.09	(0.32)	(0.02)	(0.34)	16.66	6.92	71,803	0.43		0.33		1.91		5
	5/31/14		14.00	0.22		2.04	2.26	(0.26)	(0.09)	(0.35)	15.91	16.23	34,019	0.45		0.33		1.45		9

LIFECYCLE INDEX 2040 FUND
Institutional Class:	5/31/18		18.30	0.39		1.68	2.07	(0.38)	(0.03)	(0.41)	19.96	11.32	1,613,765	0.12		0.03		2.02		3
	5/31/17		16.19	0.36		2.19	2.55	(0.35)	(0.09)	(0.44)	18.30	16.02	953,151	0.13		0.04		2.08		5
	5/31/16		17.08	0.35		(0.84)	(0.49)	(0.35)	(0.05)	(0.40)	16.19	(2.80)	607,811	0.13		0.06		2.20		4
	5/31/15		16.25	0.36		0.85	1.21	(0.36)	(0.02)	(0.38)	17.08	7.55	462,814	0.13		0.08		2.17		6
	5/31/14		14.19	0.30		2.15	2.45	(0.30)	(0.09)	(0.39)	16.25	17.45	379,218	0.15		0.08		1.95		8
Advisor Class:	5/31/18		18.29	0.50		1.55	2.05	(0.37)	(0.03)	(0.40)	19.94	11.29	547	0.23		0.14		2.53		3
	5/31/17		16.19	0.55		1.99	2.54	(0.35)	(0.09)	(0.44)	18.29	15.94	213	0.18		0.09		3.19		5
	5/31/16	‡	16.54	0.05		(0.01)	0.04	(0.34)	(0.05)	(0.39)	16.19	0.36 [b]	103	0.16	[c]	0.08	[c]	0.63	[c]	4
Premier Class:	5/31/18		18.21	0.37		1.67	2.04	(0.36)	(0.03)	(0.39)	19.86	11.24	264,272	0.27		0.18		1.88		3
	5/31/17		16.12	0.33		2.18	2.51	(0.33)	(0.09)	(0.42)	18.21	15.81	185,887	0.28		0.19		1.95		5
	5/31/16		17.01	0.33		(0.85)	(0.52)	(0.32)	(0.05)	(0.37)	16.12	(2.95)	125,148	0.28		0.21		2.07		4
	5/31/15		16.19	0.33		0.85	1.18	(0.34)	(0.02)	(0.36)	17.01	7.36	102,991	0.28		0.23		1.99		6
	5/31/14		14.14	0.26		2.16	2.42	(0.28)	(0.09)	(0.37)	16.19	17.28	87,589	0.30		0.23		1.70		8
Retirement Class:	5/31/18		18.15	0.33		1.67	2.00	(0.34)	(0.03)	(0.37)	19.78	11.05	310,574	0.37		0.28		1.70		3
	5/31/17		16.07	0.32		2.17	2.49	(0.32)	(0.09)	(0.41)	18.15	15.73	229,150	0.38		0.29		1.89		5
	5/31/16		16.96	0.31		(0.84)	(0.53)	(0.31)	(0.05)	(0.36)	16.07	(3.02)	133,347	0.43		0.31		1.94		4
	5/31/15		16.15	0.32		0.84	1.16	(0.33)	(0.02)	(0.35)	16.96	7.28	74,281	0.43		0.33		1.92		6
	5/31/14		14.12	0.24		2.15	2.39	(0.27)	(0.09)	(0.36)	16.15	17.09	33,725	0.45		0.33		1.58		8

74	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	75

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized								Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets					Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands)	Gross expenses	[e]	Net expenses	[e]	investment income (loss)		Portfolio turnover rate

LIFECYCLE INDEX 2045 FUND
Institutional Class:	5/31/18		$18.32	$0.40		$ 1.78	$ 2.18	$(0.38)	$(0.03)	$(0.41)	$20.09	11.97%	$982,189	0.13%		0.03%		2.02%		3%
	5/31/17		16.13	0.35		2.27	2.62	(0.35)	(0.08)	(0.43)	18.32	16.51	513,660	0.14		0.04		2.06		4
	5/31/16		17.00	0.35		(0.83)	(0.48)	(0.35)	(0.04)	(0.39)	16.13	(2.73)	279,626	0.15		0.06		2.20		8
	5/31/15		16.17	0.36		0.85	1.21	(0.36)	(0.02)	(0.38)	17.00	7.56	189,644	0.15		0.08		2.17		5
	5/31/14		14.10	0.29		2.14	2.43	(0.30)	(0.06)	(0.36)	16.17	17.37	135,011	0.18		0.08		1.94		13
Advisor Class:	5/31/18		18.32	0.37		1.79	2.16	(0.37)	(0.03)	(0.40)	20.08	11.85	422	0.25		0.15		1.88		3
	5/31/17		16.12	0.36		2.27	2.63	(0.35)	(0.08)	(0.43)	18.32	16.57	117	0.15		0.05		2.11		4
	5/31/16	‡	16.46	0.04		0.00	0.04	(0.34)	(0.04)	(0.38)	16.12	0.38 [b]	103	0.17	[c]	0.08	[c]	0.59	[c]	8
Premier Class:	5/31/18		18.24	0.36		1.79	2.15	(0.36)	(0.03)	(0.39)	20.00	11.83	191,402	0.28		0.18		1.86		3
	5/31/17		16.06	0.33		2.26	2.59	(0.33)	(0.08)	(0.41)	18.24	16.37	133,862	0.29		0.19		1.96		4
	5/31/16		16.94	0.33		(0.85)	(0.52)	(0.32)	(0.04)	(0.36)	16.06	(2.94)	93,446	0.30		0.21		2.06		8
	5/31/15		16.11	0.33		0.86	1.19	(0.34)	(0.02)	(0.36)	16.94	7.44	78,809	0.30		0.23		2.00		5
	5/31/14		14.05	0.26		2.14	2.40	(0.28)	(0.06)	(0.34)	16.11	17.21	63,580	0.33		0.23		1.75		13
Retirement Class:	5/31/18		18.16	0.32		1.80	2.12	(0.34)	(0.03)	(0.37)	19.91	11.71	219,919	0.38		0.28		1.66		3
	5/31/17		16.00	0.32		2.24	2.56	(0.32)	(0.08)	(0.40)	18.16	16.24	169,479	0.39		0.29		1.88		4
	5/31/16		16.88	0.30		(0.83)	(0.53)	(0.31)	(0.04)	(0.35)	16.00	(3.00)	96,878	0.45		0.31		1.90		8
	5/31/15		16.07	0.31		0.85	1.16	(0.33)	(0.02)	(0.35)	16.88	7.29	45,836	0.45		0.33		1.88		5
	5/31/14		14.02	0.23		2.15	2.38	(0.27)	(0.06)	(0.33)	16.07	17.10	20,002	0.48		0.33		1.51		13

LIFECYCLE INDEX 2050 FUND
Institutional Class:	5/31/18		18.36	0.39		1.84	2.23	(0.39)	(0.03)	(0.42)	20.17	12.16	667,846	0.13		0.03		2.01		3
	5/31/17		16.13	0.35		2.31	2.66	(0.35)	(0.08)	(0.43)	18.36	16.75	346,490	0.15		0.04		2.06		7
	5/31/16		16.99	0.35		(0.83)	(0.48)	(0.34)	(0.04)	(0.38)	16.13	(2.69)	184,432	0.16		0.06		2.18		10
	5/31/15		16.16	0.36		0.85	1.21	(0.36)	(0.02)	(0.38)	16.99	7.58	122,783	0.17		0.08		2.18		5
	5/31/14		14.09	0.29		2.14	2.43	(0.30)	(0.06)	(0.36)	16.16	17.38	86,068	0.21		0.08		1.91		20
Advisor Class:	5/31/18		18.35	0.37		1.84	2.21	(0.37)	(0.03)	(0.40)	20.16	12.08	212	0.19		0.09		1.90		3
	5/31/17		16.13	0.55		2.10	2.65	(0.35)	(0.08)	(0.43)	18.35	16.67	227	0.20		0.09		3.22		7
	5/31/16	‡	16.45	0.04		0.02	0.06	(0.34)	(0.04)	(0.38)	16.13	0.49 [b]	103	0.19	[c]	0.07	[c]	0.57	[c]	10
Premier Class:	5/31/18		18.28	0.36		1.82	2.18	(0.36)	(0.03)	(0.39)	20.07	11.97	148,822	0.28		0.18		1.83		3
	5/31/17		16.06	0.33		2.30	2.63	(0.33)	(0.08)	(0.41)	18.28	16.61	101,527	0.30		0.19		1.94		7
	5/31/16		16.92	0.32		(0.82)	(0.50)	(0.32)	(0.04)	(0.36)	16.06	(2.84)	67,811	0.31		0.21		2.04		10
	5/31/15		16.10	0.33		0.84	1.17	(0.33)	(0.02)	(0.35)	16.92	7.40	54,208	0.32		0.23		1.99		5
	5/31/14		14.04	0.26		2.14	2.40	(0.28)	(0.06)	(0.34)	16.10	17.23	40,648	0.36		0.23		1.76		20
Retirement Class:	5/31/18		18.20	0.33		1.82	2.15	(0.34)	(0.03)	(0.37)	19.98	11.86	178,268	0.38		0.28		1.68		3
	5/31/17		16.00	0.32		2.28	2.60	(0.32)	(0.08)	(0.40)	18.20	16.49	128,210	0.40		0.29		1.89		7
	5/31/16		16.86	0.30		(0.81)	(0.51)	(0.31)	(0.04)	(0.35)	16.00	(2.89)	69,550	0.46		0.31		1.93		10
	5/31/15		16.06	0.30		0.85	1.15	(0.33)	(0.02)	(0.35)	16.86	7.25	31,045	0.47		0.33		1.86		5
	5/31/14		14.01	0.23		2.15	2.38	(0.27)	(0.06)	(0.33)	16.06	17.12	11,803	0.51		0.33		1.55		20

76	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	77

Financial highlights	concluded

TIAA-CREF Lifecycle Index Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized								Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets					Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands)	Gross expenses	[e]	Net expenses	[e]	investment income (loss)		Portfolio turnover rate

LIFECYCLE INDEX 2055 FUND
Institutional Class:	5/31/18		$14.67	$0.32		$ 1.49	$ 1.81	$(0.31)	$(0.02)	$(0.33)	$16.15	12.35%	$239,571	0.18%		0.03%		2.02%		5%
	5/31/17		12.84	0.28		1.86	2.14	(0.27)	(0.04)	(0.31)	14.67	16.95	99,158	0.24		0.04		2.05		11
	5/31/16		13.51	0.25		(0.61)	(0.36)	(0.27)	(0.04)	(0.31)	12.84	(2.56)	43,460	0.33		0.06		1.97		36
	5/31/15		12.86	0.29		0.65	0.94	(0.28)	(0.01)	(0.29)	13.51	7.47	34,367	0.34		0.08		2.18		9
	5/31/14		11.21	0.23		1.70	1.93	(0.23)	(0.05)	(0.28)	12.86	17.42	22,433	0.54		0.08		1.93		25
Advisor Class:	5/31/18		14.67	0.31		1.49	1.80	(0.31)	(0.02)	(0.33)	16.14	12.27	142	0.19		0.05		1.95		5
	5/31/17		12.83	0.29		1.86	2.15	(0.27)	(0.04)	(0.31)	14.67	17.02	118	0.26		0.05		2.10		11
	5/31/16	‡	13.08	0.03		0.03	0.06	(0.27)	(0.04)	(0.31)	12.83	0.55 [b]	103	0.37	[c]	0.07	[c]	0.55	[c]	36
Premier Class:	5/31/18		14.64	0.28		1.50	1.78	(0.29)	(0.02)	(0.31)	16.11	12.19	47,812	0.32		0.18		1.80		5
	5/31/17		12.82	0.27		1.85	2.12	(0.26)	(0.04)	(0.30)	14.64	16.77	23,295	0.39		0.19		1.95		11
	5/31/16		13.49	0.24		(0.61)	(0.37)	(0.26)	(0.04)	(0.30)	12.82	(2.71)	11,080	0.48		0.21		1.88		36
	5/31/15		12.84	0.26		0.67	0.93	(0.27)	(0.01)	(0.28)	13.49	7.35	7,695	0.49		0.23		1.96		9
	5/31/14		11.20	0.21		1.70	1.91	(0.22)	(0.05)	(0.27)	12.84	17.21	4,510	0.69		0.23		1.76		25
Retirement Class:	5/31/18		14.61	0.26		1.50	1.76	(0.28)	(0.02)	(0.30)	16.07	12.03	78,137	0.42		0.28		1.68		5
	5/31/17		12.79	0.25		1.86	2.11	(0.25)	(0.04)	(0.29)	14.61	16.74	50,546	0.49		0.28		1.80		11
	5/31/16		13.48	0.23		(0.63)	(0.40)	(0.25)	(0.04)	(0.29)	12.79	(2.90)	20,472	0.64		0.31		1.84		36
	5/31/15		12.83	0.27		0.65	0.92	(0.26)	(0.01)	(0.27)	13.48	7.33	7,668	0.65		0.33		2.06		9
	5/31/14		11.19	0.20		1.70	1.90	(0.21)	(0.05)	(0.26)	12.83	17.12	2,417	0.85		0.33		1.64		25

LIFECYCLE INDEX 2060 FUND
Institutional Class:	5/31/18		11.29	0.25		1.16	1.41	(0.24)	(0.02)	(0.26)	12.44	12.44	58,145	0.42		0.03		2.04		32
	5/31/17		9.89	0.21		1.47	1.68	(0.22)	(0.06)	(0.28)	11.29	17.22	18,596	0.93		0.04		2.02		36
	5/31/16		10.41	0.21		(0.48)	(0.27)	(0.21)	(0.04)	(0.25)	9.89	(2.46)	9,488	1.20		0.06		2.12		21
	5/31/15	^	10.00	0.21		0.41	0.62	(0.21)	—	(0.21)	10.41	6.31 [b]	8,556	1.65	[c]	0.08	[c]	3.06	[c]	6	[b]
Advisor Class:	5/31/18		11.29	0.23		1.18	1.41	(0.23)	(0.02)	(0.25)	12.45	12.52	157	0.42		0.05		1.92		32
	5/31/17		9.89	0.22		1.46	1.68	(0.22)	(0.06)	(0.28)	11.29	17.20	118	0.94		0.05		2.10		36
	5/31/16	‡	10.09	0.02		0.03	0.05	(0.21)	(0.04)	(0.25)	9.89	0.61 [b]	103	1.29	[c]	0.07	[c]	0.53	[c]	21
Premier Class:	5/31/18		11.28	0.18		1.21	1.39	(0.22)	(0.02)	(0.24)	12.43	12.34	5,040	0.55		0.18		1.51		32
	5/31/17		9.88	0.20		1.46	1.66	(0.20)	(0.06)	(0.26)	11.28	17.05	1,810	1.07		0.19		1.92		36
	5/31/16		10.41	0.20		(0.49)	(0.29)	(0.20)	(0.04)	(0.24)	9.88	(2.71)	1,049	1.35		0.21		2.02		21
	5/31/15	^	10.00	0.20		0.42	0.62	(0.21)	—	(0.21)	10.41	6.26 [b]	1,062	1.97	[c]	0.23	[c]	2.92	[c]	6	[b]
Retirement Class:	5/31/18		11.26	0.19		1.19	1.38	(0.21)	(0.02)	(0.23)	12.41	12.29	15,437	0.65		0.28		1.59		32
	5/31/17		9.88	0.18		1.46	1.64	(0.20)	(0.06)	(0.26)	11.26	16.84	5,413	1.15		0.28		1.71		36
	5/31/16		10.40	0.19		(0.48)	(0.29)	(0.19)	(0.04)	(0.23)	9.88	(2.72)	1,098	1.51		0.31		1.91		21
	5/31/15	^	10.00	0.19		0.41	0.60	(0.20)	—	(0.20)	10.40	6.14 [b]	1,067	2.12	[c]	0.33	[c]	2.82	[c]	6	[b]

^	The Fund commenced operations on September 26, 2014.
‡	Advisor Class commenced operations on December 4, 2015.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

78	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	79

Notes to financial statements

TIAA-CREF Lifecycle Index Funds

Note 1—organization and significant accounting policies

The Lifecycle Index Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Advisor, Premier and Retirement Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are recorded on the ex-dividend date. Dividends from investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from investments on the Statements of Operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can

80	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds

be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2018, permanent book and tax differences resulting primarily from the reclassification of short-term capital gain distributions received from underlying funds from realized gain (loss) to ordinary income were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and various filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed

TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	81

Notes to financial statements

the filing requirements related to Form N-PORT from June 1, 2018 to April 1, 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT during the deferral period. On August 1, 2017, the Funds implemented amendments to Regulation S-X related to derivatives and other disclosures in the financial statements and various filings. Form N-PORT, Form N-CEN and amended S-X disclosures required under this rule did not have an impact on net assets or results of operations. Please refer to Note 3 of the financial statements disclosures for details.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule, in relation to the implementation of the liquidity risk management program and the 15% illiquid investment limit, must be adopted by December 1, 2018. In February 2018, the Commission issued Release No. IC-33010, which delayed the compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of this rule to the Funds’ financial statements and various filings.

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule was September 5, 2017. This rule did not materially impact the Funds’ financial statements and various filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of

82	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities. As of May 31, 2018, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the year ended May 31, 2018, there were no transfers between levels by the Funds.

As of May 31, 2018, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of a Fund’s average daily net assets for the management of the Fund’s investment portfolio. Advisors has contractually agreed to waive a portion of the Funds’ management fees equal to, on an annual basis, the following percentages of the average daily net assets of each Fund:

	Investment management fee waiver
Fund	Effective 10/1/17	*	Prior to 10/1/17
Lifecycle Index Retirement Income	0.10%		0.10%
Lifecycle Index 2010	0.10		0.10
Lifecycle Index 2015	0.10		0.10
Lifecycle Index 2020	0.09		0.09
Lifecycle Index 2025	0.09		0.09
Lifecycle Index 2030	0.08		0.08
Lifecycle Index 2035	0.08		0.08
Lifecycle Index 2040	0.07		0.07
Lifecycle Index 2045	0.07		0.07
Lifecycle Index 2050	0.07		0.07
Lifecycle Index 2055	0.07		0.07
Lifecycle Index 2060	0.07		0.07

*	These waivers will remain in effect through September 30, 2018, unless changed with approval of the Board.

TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	83

Notes to financial statements

The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its cost in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement.

Under the terms of a distribution Rule 12b-1 plan, the Retirement Class and Premier Class of the Funds compensated TPIS for providing distribution, promotional and/or shareholder services to the Retirement Class and Premier Class at the annual rate of 0.05% and 0.15% of the average daily net assets attributable to the Retirement Class shares and Premier Class shares, respectively. However, TPIS has agreed not to seek any reimbursements under the distribution Rule 12b-1 plan from the Retirement Class and the plan is suspended through September 30, 2018. This agreement may be terminated before this date with the approval of the Board.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds the following percentages of average daily net assets for each class:

	Maximum expense amounts
	Institutional Class			Advisor Class			Premier Class			Retirement Class
Fund	Effective 10/1/17	*	Prior to 10/1/17	Effective 10/1/17	*	Prior to 10/1/17	Effective 10/1/17	*	Prior to 10/1/17	Effective 10/1/17	*	Prior to 10/1/17
Lifecycle Index Retirement Income	0.00%		0.00%	0.15%		0.15%	0.15%		0.15%	0.25%		0.25%
Lifecycle Index 2010	0.00		0.00	0.15		0.15	0.15		0.15	0.25		0.25
Lifecycle Index 2015	0.00		0.00	0.15		0.15	0.15		0.15	0.25		0.25
Lifecycle Index 2020	0.01		0.01	0.16		0.16	0.16		0.16	0.26		0.26
Lifecycle Index 2025	0.01		0.01	0.16		0.16	0.16		0.16	0.26		0.26
Lifecycle Index 2030	0.02		0.02	0.17		0.17	0.17		0.17	0.27		0.27
Lifecycle Index 2035	0.02		0.02	0.17		0.17	0.17		0.17	0.27		0.27
Lifecycle Index 2040	0.03		0.03	0.18		0.18	0.18		0.18	0.28		0.28
Lifecycle Index 2045	0.03		0.03	0.18		0.18	0.18		0.18	0.28		0.28
Lifecycle Index 2050	0.03		0.03	0.18		0.18	0.18		0.18	0.28		0.28
Lifecycle Index 2055	0.03		0.03	0.18		0.18	0.18		0.18	0.28		0.28
Lifecycle Index 2060	0.03		0.03	0.18		0.18	0.18		0.18	0.28		0.28

*	The expense reimbursement arrangements will continue through at least September 30, 2018, unless changed with approval of the Board.

84	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedure adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended May 31, 2018, these transactions did not materially affect the Funds.

The following is the percentage of the Funds’ shares owned by TIAA as of May 31, 2018:

Fund	TIAA
Lifecycle Index 2060	16%

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 5/31/18
Lifecycle Index Retirement Income Fund
TIAA-CREF Funds:
Bond Index	$50,858	$78,704	$10,250	$(164)	$(2,386)	$1,886	$116,737
Emerging Markets Equity Index	3,897	6,450	1,298	(15)	338	111	9,372
Equity Index	35,673	51,834	11,492	(127)	6,398	1,097	82,286
Inflation-Linked Bond	12,676	19,494	2,716	217	(245)	98	29,171
International Equity Index	11,576	16,544	3,474	(42)	615	435	25,219
Short-Term Bond Index	12,681	19,475	2,723	(33)	(246)	295	29,154
	$127,361	$192,501	$31,953	$(164)	$4,474	$3,922	$291,939
Lifecycle Index 2010 Fund
TIAA-CREF Funds:
Bond Index	$115,968	$58,231	$15,604	$(285)	$(4,255)	$3,405	$154,007
Emerging Markets Equity Index	9,731	5,007	2,761	31	1,054	233	13,062
Equity Index	89,065	37,192	22,701	644	11,889	1,752	115,559
Inflation-Linked Bond	25,714	14,073	3,635	(70)	(489)	619	35,593
International Equity Index	28,901	11,671	6,710	81	1,412	905	35,355
Short-Term Bond Index	25,715	13,941	3,611	(47)	(431)	477	35,567
	$295,094	$140,115	$55,022	$354	$9,180	$7,391	$389,143

TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	85

Notes to financial statements

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 5/31/18
Lifecycle Index 2015 Fund
TIAA-CREF Funds:
Bond Index	$216,562	$106,621	$18,521	$(429)	$(8,248)	$6,475	$295,893
Emerging Markets Equity Index	20,797	10,490	4,618	28	2,296	517	28,993
Equity Index	190,358	73,252	34,830	1,352	25,801	3,881	254,755
Inflation-Linked Bond	38,039	21,007	3,345	(86)	(771)	954	54,844
International Equity Index	61,768	24,270	11,186	68	3,143	2,005	78,063
Short-Term Bond Index	38,052	21,021	3,536	(46)	(678)	724	54,813
	$565,576	$256,661	$76,036	$887	$21,543	$14,556	$767,361
Lifecycle Index 2020 Fund
TIAA-CREF Funds:
Bond Index	$407,598	$266,767	$23,726	$(918)	$(17,357)	$13,206	$632,175
Emerging Markets Equity Index	48,317	28,962	8,064	(27)	5,320	1,296	74,508
Equity Index	442,326	210,997	60,875	2,918	63,252	9,738	655,662
Inflation-Linked Bond	54,479	39,499	2,909	(138)	(1,211)	1,499	89,720
International Equity Index	143,499	67,976	17,857	17	7,223	5,031	200,858
Short-Term Bond Index	54,493	39,370	3,060	(57)	(1,080)	1,133	89,666
	$1,150,712	$653,571	$116,491	$1,795	$56,147	$31,903	$1,742,589
Lifecycle Index 2025 Fund
TIAA-CREF Funds:
Bond Index	$394,477	$325,353	$15,437	$(584)	$(18,411)	$13,663	$685,205
Emerging Markets Equity Index	60,382	44,722	7,333	(42)	6,661	1,711	104,390
Equity Index	552,836	338,633	56,471	3,717	83,409	12,849	918,225
Inflation-Linked Bond	34,417	34,204	854	(55)	(845)	1,029	66,867
International Equity Index	179,335	108,775	15,942	2	9,123	6,637	281,293
Short-Term Bond Index	34,428	34,097	914	(17)	(766)	791	66,828
	$1,255,875	$885,784	$96,951	$3,021	$79,171	$36,680	$2,122,808
Lifecycle Index 2030 Fund
TIAA-CREF Funds:
Bond Index	$359,362	$293,750	$16,415	$(665)	$(16,396)	$12,309	$619,462
Emerging Markets Equity Index	70,901	50,544	7,216	(66)	7,620	1,980	121,783
Equity Index	649,649	378,261	54,024	4,168	96,464	14,869	1,070,005
Inflation-Linked Bond	9,872	15,800	148	(5)	(284)	344	25,235
International Equity Index	210,575	122,552	15,475	(53)	10,369	7,682	327,968
Short-Term Bond Index	9,875	15,769	161	(3)	(260)	268	25,220
	$1,310,234	$876,676	$93,439	$3,376	$97,513	$37,452	$2,189,673

86	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 5/31/18
Lifecycle Index 2035 Fund
TIAA-CREF Funds:
Bond Index	$263,366	$226,334	$11,792	$(498)	$(12,085)	$9,068	$465,197
Emerging Markets Equity Index	75,708	51,136	7,218	(64)	8,060	2,082	127,622
Equity Index	693,591	370,155	42,726	4,282	101,315	15,634	1,121,872
International Equity Index	224,849	121,883	13,638	(113)	10,951	8,077	343,932
	$1,257,514	$769,508	$75,374	$3,607	$108,241	$34,861	$2,058,623
Lifecycle Index 2040 Fund
TIAA-CREF Funds:
Bond Index	$177,045	$157,308	$6,473	$(265)	$(8,328)	$6,204	$319,200
Emerging Markets Equity Index	90,497	55,300	5,885	(127)	9,656	2,449	149,441
Equity Index	829,102	399,415	32,950	5,012	119,482	18,394	1,314,478
International Equity Index	268,771	132,133	10,924	(153)	12,902	9,503	402,729
	$1,365,415	$744,156	$56,232	$4,467	$133,712	$36,550	$2,185,848
Lifecycle Index 2045 Fund
TIAA-CREF Funds:
Bond Index	$74,812	$64,598	$4,115	$(178)	$(3,394)	$2,591	$131,686
Emerging Markets Equity Index	56,322	42,234	3,320	(64)	5,927	1,599	101,099
Equity Index	516,210	312,059	18,847	3,364	77,100	12,010	886,241
International Equity Index	167,272	102,325	5,506	(92)	7,955	6,206	271,954
	$814,616	$521,216	$31,788	$3,030	$87,588	$22,406	$1,390,980
Lifecycle Index 2050 Fund
TIAA-CREF Funds:
Bond Index	$45,683	$40,796	$2,720	$(119)	$(2,095)	$1,609	$81,523
Emerging Markets Equity Index	40,284	30,483	2,435	(66)	4,280	1,157	72,546
Equity Index	369,490	230,900	13,945	2,380	55,662	8,686	641,852
International Equity Index	119,640	75,205	4,152	(99)	5,701	4,488	196,295
	$575,097	$377,384	$23,252	$2,096	$63,548	$15,940	$992,216
Lifecycle Index 2055 Fund
TIAA-CREF Funds:
Bond Index	$11,550	$15,075	$577	$(24)	$(611)	$458	$25,407
Emerging Markets Equity Index	12,267	14,351	638	(14)	1,212	392	27,178
Equity Index	112,378	112,458	4,340	815	18,460	2,952	238,875
International Equity Index	36,431	36,447	1,273	(26)	1,638	1,525	73,217
	$172,626	$178,331	$6,828	$751	$20,699	$5,327	$364,677
Lifecycle Index 2060 Fund
TIAA-CREF Funds:
Bond Index	$1,411	$3,462	$252	$(7)	$(98)	$73	$4,515
Emerging Markets Equity Index	1,862	4,289	347	(9)	137	75	5,932
Equity Index	17,076	35,459	3,768	103	3,292	564	51,991
International Equity Index	5,529	11,205	852	(21)	188	292	16,049
	$25,878	$54,415	$5,219	$66	$3,519	$1,004	$78,487

TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	87

Notes to financial statements

Note 4—investments

Net Unrealized appreciation (depreciation): At May 31, 2018, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net Unrealized appreciation (depreciation	)
Lifecycle Index Retirement Income	$277,887	$15,985	$(1,933)	$14,052
Lifecycle Index 2010	341,893	49,735	(2,486)	47,249
Lifecycle Index 2015	670,512	102,777	(5,928)	96,849
Lifecycle Index 2020	1,547,385	211,170	(15,966)	195,204
Lifecycle Index 2025	1,883,142	256,771	(17,106)	239,665
Lifecycle Index 2030	1,904,197	300,276	(14,800)	285,476
Lifecycle Index 2035	1,753,092	316,318	(10,787)	305,531
Lifecycle Index 2040	1,804,968	388,039	(7,158)	380,881
Lifecycle Index 2045	1,181,133	212,789	(2,942)	209,847
Lifecycle Index 2050	844,448	149,562	(1,794)	147,768
Lifecycle Index 2055	322,966	42,245	(535)	41,710
Lifecycle Index 2060	72,882	5,695	(91)	5,604

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended May 31, 2018 were as follows (dollar amounts are in thousands):

Fund	Purchases	Sales
Lifecycle Index Retirement Income	$209,553	$49,002
Lifecycle Index 2010	140,115	55,022
Lifecycle Index 2015	256,661	76,036
Lifecycle Index 2020	653,571	116,491
Lifecycle Index 2025	911,061	122,135
Lifecycle Index 2030	876,676	93,439
Lifecycle Index 2035	769,508	75,374
Lifecycle Index 2040	744,156	56,232
Lifecycle Index 2045	521,216	31,788
Lifecycle Index 2050	377,384	23,252
Lifecycle Index 2055	185,851	14,407
Lifecycle Index 2060	65,442	16,247

88	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2018, and the year ended May 31, 2017 was as follows:

	5/31/2018			5/31/2017
Fund	Ordinary income	Long-term capital gains	Total	Ordinary income	Long-term capital gains	Total
Lifecycle Index Retirement Income	$3,539,643	$118,696	$3,658,339	$1,732,889	$196,998	$1,929,887
Lifecycle Index 2010	6,767,053	442,353	7,209,406	5,055,362	769,699	5,825,061
Lifecycle Index 2015	13,298,263	736,185	14,034,448	9,006,780	1,606,284	10,613,064
Lifecycle Index 2020	28,278,849	1,641,428	29,920,277	17,155,616	3,065,725	20,221,341
Lifecycle Index 2025	32,278,210	1,932,277	34,210,487	17,970,457	3,647,098	21,617,555
Lifecycle Index 2030	33,514,670	2,331,164	35,845,834	19,407,097	4,255,586	23,662,683
Lifecycle Index 2035	31,831,280	2,421,804	34,253,084	18,493,195	4,499,771	22,992,966
Lifecycle Index 2040	34,169,415	3,004,923	37,174,338	21,096,980	5,658,254	26,755,234
Lifecycle Index 2045	21,158,680	1,772,744	22,931,424	12,057,991	2,940,866	14,998,857
Lifecycle Index 2050	15,082,621	1,226,167	16,308,788	8,370,464	1,969,573	10,340,037
Lifecycle Index 2055	5,065,472	288,682	5,354,154	2,191,188	368,577	2,559,765
Lifecycle Index 2060	971,815	48,042	1,019,857	327,072	83,518	410,590

As of May 31, 2018, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term capital gains	Unrealized appreciation (depreciation	)	Total
Lifecycle Index Retirement Income	$607,134	$255,378	$14,052,360		$14,914,872
Lifecycle Index 2010	1,962,335	530,970	47,249,267		49,742,572
Lifecycle Index 2015	3,624,763	1,166,035	96,849,052		101,639,850
Lifecycle Index 2020	6,999,580	2,893,746	195,203,558		205,096,884
Lifecycle Index 2025	7,010,780	3,770,807	239,665,483		250,447,070
Lifecycle Index 2030	5,903,541	4,319,527	285,475,943		295,699,011
Lifecycle Index 2035	4,101,716	4,496,300	305,530,779		314,128,795
Lifecycle Index 2040	2,530,825	5,237,692	380,880,626		388,649,143
Lifecycle Index 2045	859,216	3,399,039	209,846,618		214,104,873
Lifecycle Index 2050	464,986	2,452,349	147,767,806		150,685,141
Lifecycle Index 2055	188,982	830,529	41,710,322		42,729,833
Lifecycle Index 2060	21,215	158,750	5,604,490		5,784,455

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales and the treatment of short-term gain as ordinary income for tax purposes.

TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	89

Notes to financial statements	concluded

Note 6—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 20, 2017 expiring on June 19, 2018, replacing the previous facility, which expired June 2017. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended May 31, 2018, there were no borrowings under this credit facility by the Funds.

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

Note 8—subsequent events

Effective June 19, 2018, the line of credit that each Fund participates in was reduced from $1.5 billion to $1.25 billion of an unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility will expire on June 18, 2019.

90	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Report of independent registered public accounting firm

To the Board of Trustees of the TIAA-CREF Funds and Shareholders of the TIAA-CREF Lifecycle Index Retirement Income Fund, TIAA-CREF Lifecycle Index 2010 Fund, TIAA-CREF Lifecycle Index 2015 Fund, TIAA-CREF Lifecycle Index 2020 Fund, TIAA-CREF Lifecycle Index 2025 Fund, TIAA-CREF Lifecycle Index 2030 Fund, TIAA-CREF Lifecycle Index 2035 Fund, TIAA-CREF Lifecycle Index 2040 Fund, TIAA-CREF Lifecycle Index 2045 Fund, TIAA-CREF Lifecycle Index 2050 Fund, TIAA-CREF Lifecycle Index 2055 Fund, and TIAA-CREF Lifecycle Index 2060 Fund:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the TIAA-CREF Lifecycle Index Retirement Income Fund, TIAA-CREF Lifecycle Index 2010 Fund, TIAA-CREF Lifecycle Index 2015 Fund, TIAA-CREF Lifecycle Index 2020 Fund, TIAA-CREF Lifecycle Index 2025 Fund, TIAA-CREF Lifecycle Index 2030 Fund, TIAA-CREF Lifecycle Index 2035 Fund, TIAA-CREF Lifecycle Index 2040 Fund, TIAA-CREF Lifecycle Index 2045 Fund, TIAA-CREF Lifecycle Index 2050 Fund, TIAA-CREF Lifecycle Index 2055 Fund, and TIAA-CREF Lifecycle Index 2060 Fund (twelve of the funds constituting the TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) as of May 31, 2018, the related statements of operations for the year ended May 31, 2018, the statements of changes in net assets for each of the two years in the period ended May 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2018, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	91

Report of independent registered public accounting firm	concluded

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2018 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 13, 2018

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

92	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Important tax information (unaudited)

For the year ended May 31, 2018, the Lifecycle Index Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Fund	Long term capital gains
Lifecycle Index Retirement Income	$118,696
Lifecycle Index 2010	442,353
Lifecycle Index 2015	736,185
Lifecycle Index 2020	1,641,428
Lifecycle Index 2025	1,932,277
Lifecycle Index 2030	2,331,164
Lifecycle Index 2035	2,421,804
Lifecycle Index 2040	3,004,923
Lifecycle Index 2045	1,772,744
Lifecycle Index 2050	1,226,167
Lifecycle Index 2055	288,682
Lifecycle Index 2060	48,042

For the year ended May 31, 2018, the Lifecycle Index Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualified dividends.

Fund	Percentage
Lifecycle Index Retirement Income	29.16%
Lifecycle Index 2010	32.23
Lifecycle Index 2015	35.66
Lifecycle Index 2020	41.85
Lifecycle Index 2025	48.05
Lifecycle Index 2030	54.42
Lifecycle Index 2035	61.09
Lifecycle Index 2040	68.47
Lifecycle Index 2045	73.02
Lifecycle Index 2050	74.34
Lifecycle Index 2055	74.82
Lifecycle Index 2060	75.46

For the year ended May 31, 2018, the Lifecycle Index Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage
Lifecycle Index Retirement Income	18.41%
Lifecycle Index 2010	20.45
Lifecycle Index 2015	22.69
Lifecycle Index 2020	26.45
Lifecycle Index 2025	30.35
Lifecycle Index 2030	34.35
Lifecycle Index 2035	38.61
Lifecycle Index 2040	43.21
Lifecycle Index 2045	46.11
Lifecycle Index 2050	46.94
Lifecycle Index 2055	47.21
Lifecycle Index 2060	47.59

TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	93

Important tax information (unaudited)	concluded

For the year ended May 31, 2018, the Lifecycle Index Funds received the following amounts of income from their respective underlying funds that was from foreign sources:

Fund	Foreign source income	Foreign source income per share
Lifecycle Index Retirement Income Fund	$417,191	$0.03336
Lifecycle Index Fund 2010	868,385	0.03755
Lifecycle Index Fund 2015	1,924,187	0.04378
Lifecycle Index Fund 2020	4,827,534	0.05241
Lifecycle Index Fund 2025	6,369,786	0.06310
Lifecycle Index Fund 2030	7,371,570	0.07460
Lifecycle Index Fund 2035	7,750,646	0.08702
Lifecycle Index Fund 2040	9,118,969	0.09936
Lifecycle Index Fund 2045	5,954,176	0.10489
Lifecycle Index Fund 2050	4,306,307	0.10652
Lifecycle Index Fund 2055	1,463,268	0.08637
Lifecycle Index Fund 2060	279,921	0.06747

For the year ended May 31, 2018, the Lifecycle Index Funds have elected to pass through the following amounts of foreign taxes paid by their respective underlying funds:

Fund	Foreign taxes paid	Foreign taxes paid per share
Lifecycle Index Retirement Income Fund	$37,080	$0.00296
Lifecycle Index Fund 2010	77,182	0.00334
Lifecycle Index Fund 2015	171,029	0.00389
Lifecycle Index Fund 2020	429,071	0.00466
Lifecycle Index Fund 2025	566,147	0.00561
Lifecycle Index Fund 2030	655,186	0.00663
Lifecycle Index Fund 2035	688,878	0.00773
Lifecycle Index Fund 2040	810,496	0.00883
Lifecycle Index Fund 2045	529,207	0.00932
Lifecycle Index Fund 2050	382,745	0.00947
Lifecycle Index Fund 2055	130,055	0.00768
Lifecycle Index Fund 2060	24,879	0.00600

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2018, which will be reported in conjunction with your 2018 Form 1099-DIV.

By early 2019, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax adviser.

94	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  May 31, 2018

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	87	Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation.
Janice C. Eberly c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2018.	James R. and Helen D. Russell Professor of Finance at the Kellogg School of Management at Northwestern University (2002–2011 and since 2013) and Chair of the Finance Department (2005–2007). Assistant Secretary for Economic Policy at the United States Department of the Treasury (2011–2013).	87	Member of the Board of the Office of Finance, Federal Home Loan Banks.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and certain funds advised by American Beacon Advisors, Inc.	87	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	87	Director of Copper Rock Capital Partners, LLC (investment adviser).

TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	95

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  May 31, 2018

Trustees – concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	87	Director, Commonwealth (non-profit organization).
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Chairman of the Board and Trustee	Indefinite term. Trustee since 2011. Chairman for term ending July 1, 2021.	Advisory Director (2010–2011), Partner (2004–2010), Managing Director (1999–2004), Co-Head of Global Cash and Fixed Income Portfolio Management Team, Goldman Sachs Asset Management.	87	Director and Chair of the Finance and Investment Committee, Aflac Incorporated; Director and Investment Committee member, Sansum Clinic; Investment Committee member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and President, Crane Country Day School.
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1948	Trustee	Indefinite term. Trustee since 2003.	Chairman, First Eagle Holdings (since 2016), Chief Executive Officer (2010–2016), President (2009–2016) and Chief Operating Officer (2009–2010), First Eagle Investment Management, LLC; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	87	Chairman, First Eagle Holdings, LLC; Director, Jones Lang LaSalle Incorporated; Close Brothers Group plc; Jupiter Fund Management plc; Trustee. North Shore Land Alliance, Inc., Prep for Prep, and American Associates of the National Theatre.

96	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996); Affiliated Faculty Member of the Finance Group at the Alfred P. Sloan School of Management of MIT (since 2014); Head (2006–2008) and Associate Head (1994-2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	87	Director, National Bureau of Economic Research and the Alfred P. Sloan Foundation; Member, Congressional Budget Office Panel of Economic Advisers.
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2016); Chairman and Chief Executive Officer (1991–2016) and Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (2003–2016), Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	87	Director, SCANA Corporation (energy holding company).
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002), Director of the AIM Investment Center, Associate Dean for Research (since 2011), Chairman, (2002–2011) and Professor (since 1987), McCombs School of Business, University of Texas at Austin.	87	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors); and Investment Advisory Committee, Employees Retirement System of Texas.

TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	97

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds ■ May 31, 2018

Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Vijay Advani TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1960	Executive Vice President	One-year term. Executive Vice President since 2018.	Chief Executive Officer, Nuveen. Executive Vice President of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex.”) Prior to joining Nuveen, Mr. Advani served as Co-President of Franklin Resources, Inc.-Franklin Templeton Investments.
Mona Bhalla TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1969	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2017.	Senior Managing Director and Corporate Secretary of Teachers Insurance and Annuity Association of America (“TIAA”) and the TIAA-CREF Fund Complex. Prior to joining TIAA, Ms. Bhalla served as Senior Vice President, Counsel and Corporate Secretary of AllianceBernstein L.P.
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Managing Director, Senior Compliance Officer of TIAA. Chief Compliance Officer of the TIAA-CREF Fund Complex.
Bradley Finkle TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2017.	Senior Managing Director, Co-Head of Nuveen Equities & Fixed Income and President of TIAA Investments. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds.

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Jose Minaya TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1971	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Vice President, Chief investment Officer and President, Nuveen Global Investments. Executive Vice President of the TIAA-CREF Fund Complex.
Ronald R. Pressman TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2012.	Senior Executive Vice President, Chief Executive Officer, Institutional Financial Services of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex.
Phillip T. Rollock TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2018.	Executive Vice President and Chief Legal Officer of TIAA and of the TIAA-CREF Fund Complex. Previously, Senior Managing Director, Deputy General Counsel and Corporate Secretary of the TIAA and the TIAA-CREF Fund Complex.
Christopher A. Van Buren TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Vice President, Deputy Chief Risk Officer, TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Van Buren served as Managing Director of Group Risk Control of UBS.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2017.	Managing Director, Head, TC Fund Administration, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1; and Treasurer of CREF.
Sean N. Woodroffe TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Executive Vice President	One-year term. Executive Vice President since 2018.	Senior Executive Vice President, Chief Human Resources Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Woodroffe served as Chief People Officer at National Life Group.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa.org, or by calling 800 223-1200.

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Board renewal of the investment management agreement for the TIAA-CREF Lifecycle Index Funds

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each of its series. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to the Lifecycle Index Funds (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. None of the Trustees are interested persons of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Overview of the renewal process

The Board held a meeting on March 15, 2018, at which it considered the annual renewal of the Agreement with respect to each Fund using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.

Among other matters, the Operations Committee, following its consultations with Advisors’ representatives, the Trustees, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirms or establishes certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data regarding each Fund, including data relating to each Fund’s management fee rate, total expense ratio, short-term and long-term investment performance and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies and

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against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of each Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board reviewed, the methodologies it employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an objective view of each Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board).

Among other matters, the Board also requested and received additional information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to each Fund pursuant to the Agreement.

In advance of the Board meeting held on March 15, 2018, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to the Fund’s direct payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Funds at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of

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Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service. The Trustees were given the opportunity to and did ask questions and request additional information throughout their deliberations, and they reviewed responses from Advisors to follow-up requests presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to general session meetings that included Advisors’ personnel, the Trustees met in private sessions, at which no Advisors’ representatives were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process includes a series of meetings leading up to the March 15, 2018 meeting, the oversight and evaluation of Advisors’ services to the Funds by the Board and its Committees is ongoing. The Board, as well as its Committees, reviewed reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at regularly scheduled meetings of the Board, the Board and the Investment Committee receive and review, among other matters, information regarding the performance of the Funds. Thus, in reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its

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continued

meeting on March 15, 2018, all Board members in attendance voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds (the “Life Funds”) and TIAA Separate Account VA-1, as well as sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds (which are funds of funds that may invest their assets in the securities of affiliated and unaffiliated investment companies or other investment pools, referred to as “underlying funds”), including conducting research, identifying investments and placing orders to buy and sell shares of underlying funds for the Funds’ investment portfolios; active daily monitoring of the Funds’ investment portfolios; reporting on the investment performance of the Funds to the Board on a regular basis; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.

The Board also considered, among other factors, the performance of each Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Funds, including the impact of recent and anticipated operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its

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benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below. The Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable.

Cost and profitability

The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2017. The Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial and other risks assumed by Advisors in managing the Funds. The Board also noted Advisors’ waiver of all or a portion of each Fund’s management fee during 2017, which will continue to at least September 30, 2018. The Board also acknowledged Advisors’ commitment to reimburse Fund expenses above specified amounts with respect to many of the underlying funds in which the Funds invest that, in turn, may reduce the Funds’ expenses. The Board also acknowledged Advisors’ commitment to reimburse Fund expenses to the extent that total annual operating expenses exceeded certain specified amounts. The Board considered that Advisors had incurred a net loss with respect to each of the Funds in 2017. The Board also considered that, in the aggregate, Advisors generated indirect earnings with respect to the Funds’ investment in underlying funds also managed by Advisors.

Fees charged by other advisers

The Board considered comparative information regarding each Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the Fund-by-Fund synopsis below. The Board determined that the management fee rate charged to a Fund under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Another limitation noted by the Board was Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of peer mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

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continued

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund, and whether any such economies are shared with the Funds. The Board also considered that because Advisors operated each Fund at a loss, and has waived some or all of its management fees for the Funds since inception, there is little opportunity to pass economies of scale on to Fund shareholders. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee and performance comparisons with other Advisors clients

The Board considered that Advisors provides similar investment management services to other investment companies. The Board noted that Advisors provides funds of funds management services to the TIAA-CREF Lifestyle Funds and the TIAA-CREF Life Balanced Fund, with annual management fee rates of 0.10% of average daily net assets, the TIAA-CREF Lifecycle Funds, which also have an annual management fee rate of 0.10%, which is entirely waived, and the TIAA-CREF Managed Allocation Fund, for which Advisors receives no management fee. The Board also reviewed the performance of these other funds of funds while reviewing the performance of the Funds.

Other benefits

The Board also considered additional benefits to Advisors and its affiliates arising from the Agreement. For example, Advisors and its affiliates may benefit from their relationship with the Funds to the extent that this relationship results in potential investors viewing Teachers Insurance and Annuity Association of America (“TIAA”), of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both Advisors and certain funds managed by Advisors or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel. Additionally, the Funds may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable insurance products, funds of funds and 529 education savings plans.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class

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shares of each Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2017. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2017. Statements below regarding a “net loss” refer to Advisors incurring a loss for the services that it rendered to a Fund during 2017 under the Agreement.

Lifecycle Index Retirement Income Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive this fee entirely through at least September 30, 2018.
•	The Fund’s total expense ratio was in the 1st quintile of the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”), while the Funds actual management fee rate (including the waiver) and contractual management fee rate ranked 1 out of 4, and 2 out of 4 funds respectively. The Fund’s total expense ratio and actual management fee rate (including the waiver) were each in the 1st quintile of the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”), while the Fund’s contractual management fee rate was in the 2nd quintile of its Expense Universe.
•	The Fund was in the 1st quintile of the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for the one-year period. The Fund ranked 2 out of 5 and 1 out of 4 funds within its Performance Group for the three- and five-year periods, respectively. The Fund was in the 2nd, 1st and 1st quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2010 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive this fee entirely through at least September 30, 2018.
•	The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate ranked 1 out of 4, 1 out of 3 and 1 out of 3 funds within its Expense Group, respectively. The Fund’s total expense ratio,

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continued

actual management fee rate (including the waiver) and contractual management fee rate were each in the 1st quintile of its Expense Universe.
•	The Fund ranked 1 out of 4 funds within its Performance Group for each of the one-, three- and five-year periods. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2015 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive this fee entirely through at least September 30, 2018.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while the Fund’s actual management fee rate (including the waiver) and contractual management fee rate both ranked 1 out of 4 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were each in the 1st quintile of its Expense Universe.
•	The Fund ranked in the 1st quintile of its Performance Group for the one-year period, while the Fund ranked 1 out of 5 and 1 out of 4 funds within its Performance Group for the three- and five-year periods, respectively. The Fund was in the 2nd, 1st and 2nd quintiles of its Performance Universe for the one-, three-and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2020 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive 0.09% of this fee through at least September 30, 2018.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group. With respect to the Fund’s actual management fee rate (including the waiver) and contractual management fee rate, the Fund ranked 1 out of 5 and 2 out of 5 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were each in the 1st quintile of its Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group for the one- and three-year periods, while the Fund ranked 1 out of 4 funds within its Performance Group

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for the five-year period. The Fund was in the 2nd, 1st and 1st quintiles of its Performance Universe for the one, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2025 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive 0.09% of this fee through at least September 30, 2018.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group. With respect to the Fund’s actual management fee rate (including the waiver) and contractual management fee rate, the Fund ranked 1 out of 5 and 2 out of 5 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were each in the 1st quintile of its Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group for the one- and three-year periods, while the Fund ranked 1 out of 5 funds within its Performance Group for the five-year period. The Fund was in the 2nd, 1st and 1st quintiles of its Performance Universe for the one, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2030 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive 0.08% of this fee through at least September 30, 2018.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group. With respect to the Fund’s actual management fee rate (including the waiver) and contractual management fee rate, the Fund ranked 1 out of 5 and 2 out of 5 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were each in the 1st quintile of its Expense Universe.
•	The Fund was in the 2nd quintile of its Performance Group for the one- and three-year periods, while the Fund ranked 1 out of 5 funds within its Performance Group for the five-year period. The Fund was in the 3rd, 1st and 1st quintiles of its Performance Universe for the one, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.

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continued

•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2035 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive 0.08% of this fee through at least September 30, 2018.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group. With respect to both the Fund’s actual management fee rate (including the waiver) and contractual management fee rate, the Fund ranked 2 out of 5 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were each in the 1st quintile of its Expense Universe.
•	The Fund was in the 2nd and 1st quintiles of its Performance Group for the one-and three- year periods, respectively, while the Fund ranked 1 out of 5 funds within its Performance Group for the five-year period. The Fund was in the 3rd, 2nd and 1st quintiles of its Performance Universe for the one, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2040 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive 0.07% of this fee through at least September 30, 2018.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group. With respect to both the Fund’s actual management fee rate (including the waiver) and contractual management fee rate, the Fund ranked 2 out of 5 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were each in the 1st quintile of its Expense Universe.
•	The Fund was in the 2nd and 1st quintiles of its Performance Group for the one-and three-year periods, respectively, while the Fund ranked 1 out of 5 funds within its Performance Group for the five-year period. The Fund was in the 2nd, 1st and 1st quintiles of its Performance Universe for the one, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate

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with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2045 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive 0.07% of this fee through at least September 30, 2018.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group. With respect to the Fund’s actual management fee rate (including the waiver) and contractual management fee rate, the Fund ranked 1 out of 5 and 2 out of 5 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were each in the 1st quintile of its Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group for the one- and three-year periods, while the Fund ranked 1 out of 5 funds within its Performance Group for the five-year period. The Fund was in the 2nd, 1st and 1st quintiles of its Performance Universe for the one, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2050 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive 0.07% of this fee through at least September 30, 2018.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group. With respect to both the Fund’s actual management fee rate (including the waiver) and contractual management fee rate, the Fund ranked 1 out of 5 and 2 out of 5 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were each in the 1st quintile of its Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group for the one- and three-year periods, while the Fund ranked 1 out of 5 funds within its Performance Group for the five-year period. The Fund was in the 2nd, 1st and 1st quintiles of its Performance Universe for the one, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

110	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds

concluded

Lifecycle Index 2055 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive 0.07% of this fee through at least September 30, 2018.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group. With respect to both the Fund’s actual management fee rate (including the waiver) and contractual management fee rate, the Fund ranked 1 out of 4 and 2 out of 4 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including waiver) and contractual management fee rate were each in the 1st quintile of its Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group for the one-year period, while the Fund ranked 1 out of 5 funds within its Performance Group for both the three- and five-year periods. The Fund was in the 2nd, 1st and 1st quintiles of its Performance Universe for the one, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2060 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive 0.07% of this fee through at least September 30, 2018.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group. With respect to both the Fund’s actual management fee rate (including the waiver) and contractual management fee rate, the Fund ranked 1 out of 5 and 2 out of 5 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including waiver) and contractual management fee rate were each in the 1st quintile of its Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group for the one-year period, while the Fund ranked 1 out of 4 funds within its Performance Group for the three-year period. The Fund was in 2nd and 1st quintiles of its Performance Universe for the one- and three-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	111

Additional information about index providers (unaudited)

Russell Indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

MSCI Indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Bloomberg Barclays Indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor’s Index

The Indexes in the S&P Target Date Index Series are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed for use by the funds. Standard & Poor’s® and S&P® are registered

112	2018 Annual Report ■ TIAA-CREF Lifecycle Index Funds

concluded

trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). It is not possible to invest directly in an index. The funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the S&P Target Date Index Series to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the funds with respect to the S&P Target Date Index Series is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes in the S&P Target Date Index Series are determined, composed and calculated by S&P Dow Jones Indices without regard to the funds. S&P Dow Jones Indices has no obligation to take the needs of the funds or the owners of the funds into consideration in determining, composing or calculating the S&P Target Date Index Series. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the S&P Target Date Index Series will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

s&p dow jones indices does not guarantee the adequacy, accuracy, timeliness and/or the completeness of the s&p target date index series or any data related thereto or any communication, including but not limited to, oral or written communication (including electronic communications) with respect thereto. s&p dow jones indices shall not be subject to any damages or liability for any errors, omissions, or delays therein. s&p dow jones indices makes no express or implied warranties, and expressly disclaims all warranties, of merchantability or fitness for a particular purpose or use or as to results to be obtained by the funds, owners of the funds, or any other person or entity from the use of the s&p target date index series or with respect to any data related thereto. without limiting any of the foregoing, in no event whatsoever shall s&p dow jones indices be liable for any indirect, special, incidental, punitive, or consequential damages including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability, or otherwise. there are no third party beneficiaries of any agreements or arrangements between s&p dow jones indices and the funds, other than the licensors of s&p dow jones indices.

TIAA-CREF Lifecycle Index Funds ■ 2018 Annual Report	113

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How to reach us

Websites

TIAA.org

nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-842-2252. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Teachers Personal Investors Services, Inc., Nuveen Securities, LLC, and TIAA-CREF Individual & Institutional Services, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2018 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

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Annual Report ■ May 31, 2018

TIAA-CREF
Lifestyle Funds

of the TIAA-CREF Funds

The annual report contains the audited financial statements.

Fund name	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
Lifestyle Income Fund	TSITX	TSIHX	TSIPX	TLSRX	TSILX
Lifestyle Conservative Fund	TCSIX	TLSHX	TLSPX	TSCTX	TSCLX
Lifestyle Moderate Fund	TSIMX	TSMHX	TSMPX	TSMTX	TSMLX
Lifestyle Growth Fund	TSGGX	TSGHX	TSGPX	TSGRX	TSGLX
Lifestyle Aggressive Growth Fund	TSAIX	TSAHX	TSAPX	TSARX	TSALX

Understanding this report

This annual report contains information about certain TIAA-CREF Funds and describes their results for the twelve months ended May 31, 2018. The report contains four main sections:

•	A letter from Brad Finkle, President of TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments.
•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and broad market indexes.
•	The portfolios of investments list the underlying TIAA-CREF Funds in which each fund had investments as of May 31, 2018.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please read that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Lifestyle Funds ■ 2018 Annual Report	3

Letter to investors

Global stock markets produced solid gains during the twelve-month period ended May 31, 2018. U.S. equities climbed amid a healthy domestic economy and business-friendly tax reform. Foreign stocks also rose, especially in emerging markets, despite trade tensions between the United States and China. By comparison, U.S. fixed-income markets struggled as bond prices were pressured by higher interest rates. These market conditions were reflected in the performance of the TIAA-CREF Lifestyle Funds by way of their investments in various asset classes through underlying TIAA-CREF Funds.

•	All five TIAA-CREF Lifestyle Funds delivered positive returns and outperformed their respective composite benchmarks. (All fund returns are for the Institutional Class.)
•	Returns for the Institutional Class ranged from 3.3% for the Lifestyle Income Fund to 15.1% for the Lifestyle Aggressive Growth Fund.
•	These positive results continued to support the solid performance of the TIAA-CREF Lifestyle Funds over longer periods of time.

Stock prices moved higher around the world

Equity markets throughout the world continued to advance during the past twelve months. In the United States, the broad stock market, as represented by the Russell 3000® Index, gained 15.1%. U.S. economic growth remained solid during that time, reinforced by the lowest unemployment rate in 18 years, a generally stable level of inflation and new tax reform legislation. Against this backdrop, the Federal Reserve raised the federal funds target rate three times during the period—in June and December of 2017 and again in March 2018—pushing the key short-term interest-rate measure to 1.50%–1.75%.

Stock prices in foreign markets also advanced. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 24 emerging-markets countries, returned 10.3% in U.S.-dollar terms. Strong earnings growth in developed international markets underpinned their positive results, especially in the first half of the period, while emerging markets benefited from increased oil prices.

U.S. investment-grade bonds struggled amid a rising interest-rate environment as Fed policymakers responded to continued economic growth and tightening labor markets. The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, declined 0.4% during the period.

4	2018 Annual Report ■ TIAA-CREF Lifestyle Funds

Brad Finkle

Long may you run

Saving for the future is a marathon, not a sprint, so it is certainly refreshing when the wind is at your back. Investors have enjoyed a tailwind for the past several years as the global economy and stock markets have continued their upward trend. While there will always be obstacles along the way, patience and staying focused on the journey ahead may help you overcome them.

TIAA-CREF Lifestyle Funds’ investment strategies are built for journeys like this. We recognize that financial markets do change over time. That’s why the investment approach of these funds is designed to help keep investors on the right track. With their dynamic diversification strategies, these funds seek to reduce the impact of the market’s ups and downs. (Of course, diversification does not guarantee against market loss.)

We always stand ready to assist you with any questions or concerns regarding your investments in the TIAA-CREF Lifestyle Funds. You may reach us online by visiting TIAA.org or by calling a TIAA financial consultant at 800-842-2252.

/s/ Brad Finkle

Brad Finkle

President

TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments

TIAA-CREF Lifestyle Funds ■ 2018 Annual Report	5

Information for investors

Portfolio holdings

The complete portfolios of investments for the Lifestyle Funds begin on page 26 of this report. You can obtain complete lists of the holdings of the Lifestyle Funds and of the underlying funds in which the Lifestyle Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Lifestyle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.
Call 202-551-8090 for more information.

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifestyle Funds can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You may also call us at 800-842-2252 to request a free copy. A report of how the Lifestyle Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Lifestyle Funds are managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the funds.

6	2018 Annual Report ■ TIAA-CREF Lifestyle Funds

About the funds’ benchmarks

Composite benchmarks

Each Lifestyle Fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. A fund’s composite benchmark may combine the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI ACWI ex USA Investable Market Index (IMI) (international equity) measures the performance of large-, mid- and small-cap equities across 22 of 23 developed-markets countries (excluding the United States) and 24 emerging-markets countries. The index is a free-float-adjusted market capitalization index that covers approximately 99% of the global equity opportunity set outside the United States.
•	The Bloomberg Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.

Broad market indexes

The returns shown against the broad-based securities market index compare a Fund’s average annual returns with a broad measure of market performance. The Morningstar Target Risk Index Series is an asset allocation index series comprised of constituent Morningstar indices and reflects global equity market exposures of 20%, 40%, 60%, 80% or 95% based on an asset allocation methodology from Ibbotson Associates, a Morningstar company. The returns of the Morningstar Target Risk Index Series reflect multi-asset class exposure and similar risk profiles as the Funds.

Russell 3000 is a trademark and service mark of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

TIAA-CREF Lifestyle Funds ■ 2018 Annual Report	7

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your costs of investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2017–May 31, 2018).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the Fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses may have been higher.

Hypothetical example for comparison purposes

The second line in each Fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

8	2018 Annual Report ■ TIAA-CREF Lifestyle Funds

Expense examples

Six months ended May 31, 2018

Lifestyle Funds Institutional Class	Beginning account value (12/1/17)	Ending account value (5/31/18)	Expenses paid during period (12/1/17–5/31/18	* )	Effective expenses paid during period (12/1/17–5/31/18	† )
Income Fund actual return	$1,000.00	$1,002.34	$0.50		$2.10
5% annual hypothetical return	1,000.00	1,024.43	0.50		2.12
Conservative Fund actual return	1,000.00	1,010.03	0.50		2.31
5% annual hypothetical return	1,000.00	1,024.43	0.50		2.32
Moderate Fund actual return	1,000.00	1,015.84	0.50		2.46
5% annual hypothetical return	1,000.00	1,024.43	0.50		2.47
Growth Fund actual return	1,000.00	1,024.29	0.50		2.62
5% annual hypothetical return	1,000.00	1,024.43	0.50		2.62
Aggressive Growth Fund actual return	1,000.00	1,034.27	0.51		2.79
5% annual hypothetical return	1,000.00	1,024.43	0.50		2.77

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2018. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.10% for the Institutional Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.42% for the Income Fund; 0.46% for the Conservative Fund; 0.49% for the Moderate Fund; 0.52% for the Growth Fund; and 0.55% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2018 Annual Report	9

Important information about expenses

Expense examples

Six months ended May 31, 2018

Lifestyle Funds Advisor Class	Beginning account value (12/1/17)	Ending account value (5/31/18)	Expenses paid during period (12/1/17–5/31/18	* )	Effective expenses paid during period (12/1/17–5/31/18	† )
Income Fund actual return	$1,000.00	$1,003.18	$0.55		$2.15
5% annual hypothetical return	1,000.00	1,024.38	0.56		2.17
Conservative Fund actual return	1,000.00	1,009.17	0.65		2.45
5% annual hypothetical return	1,000.00	1,024.28	0.66		2.47
Moderate Fund actual return	1,000.00	1,015.49	0.90		2.86
5% annual hypothetical return	1,000.00	1,024.03	0.91		2.87
Growth Fund actual return	1,000.00	1,024.39	0.81		2.93
5% annual hypothetical return	1,000.00	1,024.13	0.81		2.92
Aggressive Growth Fund actual return	1,000.00	1,033.40	0.81		3.09
5% annual hypothetical return	1,000.00	1,024.13	0.81		3.07

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2018. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.11% for the Income Fund; 0.13% for the Conservative Fund; 0.16% for the Growth and Aggressive Growth Funds; and 0.18% for the Moderate Fund for the Advisor Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.43% for the Income Fund; 0.49% for the Conservative Fund; 0.57% for the Moderate Fund; 0.58% for the Growth Fund; and 0.61% for the Aggressive Growth Fund.

10	2018 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

Expense examples

Six months ended May 31, 2018

Lifestyle Funds Premier Class	Beginning account value (12/1/17)	Ending account value (5/31/18)	Expenses paid during period (12/1/17–5/31/18	* )	Effective expenses paid during period (12/1/17–5/31/18	† )
Income Fund actual return	$1,000.00	$1,001.58	$1.25		$2.84
5% annual hypothetical return	1,000.00	1,023.68	1.26		2.87
Conservative Fund actual return	1,000.00	1,008.47	1.25		3.05
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.07
Moderate Fund actual return	1,000.00	1,015.09	1.26		3.22
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.23
Growth Fund actual return	1,000.00	1,024.15	1.26		3.38
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.38
Aggressive Growth Fund actual return	1,000.00	1,033.33	1.27		3.55
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.53

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2018. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.25% for the Premier Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.57% for the Income Fund; 0.61% for the Conservative Fund; 0.64% for the Moderate Fund; 0.67% for the Growth Fund; and 0.70% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2018 Annual Report	11

Important information about expenses

Expense examples

Six months ended May 31, 2018

Lifestyle Funds Retirement Class	Beginning account value (12/1/17)	Ending account value (5/31/18)	Expenses paid during period (12/1/17–5/31/18	* )	Effective expenses paid during period (12/1/17–5/31/18	† )
Income Fund actual return	$1,000.00	$1,001.98	$1.75		$3.34
5% annual hypothetical return	1,000.00	1,023.19	1.77		3.38
Conservative Fund actual return	1,000.00	1,007.99	1.75		3.55
5% annual hypothetical return	1,000.00	1,023.19	1.77		3.58
Moderate Fund actual return	1,000.00	1,014.59	1.76		3.72
5% annual hypothetical return	1,000.00	1,023.19	1.77		3.73
Growth Fund actual return	1,000.00	1,023.56	1.77		3.88
5% annual hypothetical return	1,000.00	1,023.19	1.77		3.88
Aggressive Growth Fund actual return	1,000.00	1,032.37	1.77		4.05
5% annual hypothetical return	1,000.00	1,023.19	1.77		4.03

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2018. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.35% for the Retirement Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.67% for the Income Fund; 0.71% for the Conservative Fund; 0.74% for the Moderate Fund; 0.77% for the Growth Fund; and 0.80% for the Aggressive Growth Fund.

12	2018 Annual Report ■ TIAA-CREF Lifestyle Funds

concluded

Expense examples

Six months ended May 31, 2018

Lifestyle Funds Retail Class	Beginning account value (12/1/17)	Ending account value (5/31/18)	Expenses paid during period (12/1/17–5/31/18	* )	Effective expenses paid during period (12/1/17–5/31/18	† )
Income Fund actual return	$1,000.00	$1,001.85	$1.85		$3.44
5% annual hypothetical return	1,000.00	1,023.09	1.87		3.48
Conservative Fund actual return	1,000.00	1,008.66	1.85		3.66
5% annual hypothetical return	1,000.00	1,023.09	1.87		3.68
Moderate Fund actual return	1,000.00	1,014.49	1.86		3.82
5% annual hypothetical return	1,000.00	1,023.09	1.87		3.83
Growth Fund actual return	1,000.00	1,023.16	1.92		4.09
5% annual hypothetical return	1,000.00	1,023.04	1.92		4.08
Aggressive Growth Fund actual return	1,000.00	1,033.06	2.08		4.36
5% annual hypothetical return	1,000.00	1,022.89	2.07		4.33

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2018. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.37% for the Income, Conservative and Moderate Funds; 0.38% for the Growth Fund; and 0.41% for the Aggressive Growth Fund for the Retail Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.69% for the Income Fund; 0.73% for the Conservative Fund; 0.76% for the Moderate Fund; 0.81% for the Growth Fund; and 0.86% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2018 Annual Report	13

Investment results of the Lifestyle Funds

Performance for the twelve months ended May 31, 2018

All five Lifestyle Funds posted positive returns and outperformed their respective composite benchmarks. Institutional Class returns ranged from 3.25% for the Lifestyle Income Fund to 15.14% for the Lifestyle Aggressive Growth Fund. The tables on the following pages show returns for all share classes of the funds.

The outperformance of the individual Lifestyle Funds, in relation to their respective composite benchmarks, ranged from 0.68 of a percentage point for the Income Fund to 1.48 percentage points for the Aggressive Growth Fund. (All results for the Lifestyle Funds are for the Institutional Class.)

Stocks advanced, bonds struggled amid economic growth and U.S. rate hikes

The U.S. economic growth cycle continued during the twelve-month period, as the unemployment rate fell to lows not seen since early 2000 and inflation remained at a consistent level. Real U.S. gross domestic product (GDP), which measures the value of all goods and services produced in the United States, grew by 3.2% and 2.9% in the third and fourth quarters of 2017, respectively. However, GDP growth slowed to 2.0% in the first quarter of 2018, according to the U.S. government’s third estimate. The unemployment rate declined to 3.8% in May 2018, its lowest level in 18 years. Core inflation, which includes all items except food and energy, rose 2.2% for the twelve months ended May 31, 2018. The price of West Texas Intermediate crude oil rose from just over $48 per barrel on June 1, 2017, to nearly $67 on May 31, 2018.

The Federal Reserve raised the federal funds target rate three times during the period—in June and December of 2017 and again in March 2018—pushing the key short-term interest-rate measure to 1.50%–1.75%. New Fed chairman Jerome Powell said he supported further gradual rate increases in response to continued economic improvement.

For the twelve-month period, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 15.06%. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 24 emerging-markets countries, returned 10.30% in U.S.-dollar terms. Stocks in emerging markets posted solid gains, in part due to the rise in oil prices.

U.S. investment-grade bonds struggled amid a rising interest-rate environment as Fed policymakers responded to continued economic growth and tightening labor markets. The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, declined 0.37% during the period. Short-term bonds, as measured by the Bloomberg Barclays U.S. 1–3 Year Government/Credit Index, gained a modest 0.16%.

14	2018 Annual Report ■ TIAA-CREF Lifestyle Funds

Most equity funds posted double-digit gains

All five Lifestyle Funds advanced for the twelve-month period.

The Lifestyle Funds may invest in up to four sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. The Lifestyle Funds do this by investing in various underlying TIAA-CREF Funds that, in turn, buy stocks, bonds and other securities in these market sectors.

For the period, equity holdings contributed most to the funds’ absolute returns—that is, without regard to performance relative to their respective composite benchmarks. Within domestic equities, most of the underlying funds produced double-digit returns. The Large-Cap Growth Fund advanced most, followed by the Small/Mid-Cap Equity Fund. Nearly all underlying international equity funds produced double-digit gains. Among them, the International Opportunities Fund performed best. (All fund returns are for the Institutional Class.)

Stock and fixed-income funds boosted relative performance

All of the Lifestyle Funds outperformed their respective composite benchmarks, due primarily to the relative strength of equity investments. However, all of the funds except the Lifestyle Aggressive Growth Fund, whose target allocation is 100% equities, also benefited from the relative outperformance of fixed-income investments.

For all of the Lifestyle Funds except the Income Fund, the Large-Cap Growth Fund was the leading contributor to relative outperformance, followed closely by the International Opportunities Fund. The Lifestyle Income Fund’s performance, compared with its benchmark, was driven most by the relative strength of the Short-Term Bond Fund.

The relative performance of each Lifestyle Fund was offset most by the results of the International Small-Cap Equity Fund, which underperformed its benchmark for the twelve-month period. The Emerging Markets Equity Fund was also a significant detractor to the relative performance of all the Lifestyle Funds. (Performance of the Lifestyle Funds’ underlying funds can be found at TIAA.org/performance.)

TIAA-CREF Lifestyle Funds ■ 2018 Annual Report	15

Lifestyle Income Fund

Performance as of May 31, 2018

Lifestyle Income Fund		Total return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		since fund inception		gross	net
Institutional Class	12/9/11	3.25%	3.72%		4.54%		0.72%	0.43%
Advisor Class	12/4/15	3.24	3.71	†	4.53	†	0.80	0.51
Premier Class	12/9/11	3.10	3.55		4.38		0.88	0.58
Retirement Class	12/9/11	3.00	3.45		4.27		0.97	0.68
Retail Class	12/9/11	2.97	3.42		4.24		0.99	0.71
Lifestyle Income Fund Composite Index‡	—	2.57	3.26		3.79	§	—	—
Broad market indexes**
Morningstar Conservative Target Risk Index	—	2.32	3.01		3.68	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.37	1.98		2.15	§	—	—
Russell 3000® Index	—	15.06	12.85		14.96	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and waiver arrangements now in effect will continue through at least September 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If these higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	On May 31, 2018, the Lifestyle Income Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 40.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; 14.0% Russell 3000 Index; and 6.0% MSCI ACWI ex USA IMI. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Bloomberg Barclays U.S. Aggregate Bond Index and the Russell 3000 Index to the Morningstar Conservative Target Risk Index (20% global equity market exposure). For additional information, please see the Fund’s current prospectus.

16	2018 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Income Fund

$10,000 invested at Fund’s inception

Institutional Class (inception December 9, 2011)

For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

% of net assets
as of 5/31/2018
Equity
U.S. equity	14.51%
International equity	7.11
Fixed income
Fixed income	37.86
Short-term fixed income	40.39
Other assets & liabilities, net	0.13
Total	100.00

Target allocation

TIAA-CREF Lifestyle Funds ■ 2018 Annual Report	17

Lifestyle Conservative Fund

Performance as of May 31, 2018

Lifestyle Conservative Fund		Total return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		since fund inception		gross	net
Institutional Class	12/9/11	6.17%	5.69%		6.92%		0.58%	0.46%
Advisor Class	12/4/15	6.07	5.67	†	6.90	†	0.66	0.54
Premier Class	12/9/11	5.93	5.51		6.74		0.75	0.61
Retirement Class	12/9/11	5.83	5.42		6.64		0.83	0.71
Retail Class	12/9/11	5.90	5.40		6.62		0.85	0.73
Lifestyle Conservative Fund Composite Index‡	—	5.23	5.27		6.14	§	—	—
Broad market indexes**
Morningstar Moderately Conservative Target Risk Index	—	4.94	4.95		5.96	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.37	1.98		2.15	§	—	—
Russell 3000® Index	—	15.06	12.85		14.96	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and waiver arrangements now in effect will continue through at least September 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If these higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	On May 31, 2018, the Lifestyle Conservative Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000 Index; 20.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 12.0% MSCI ACWI ex USA IMI. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Bloomberg Barclays U.S. Aggregate Bond Index and the Russell 3000 Index to the Morningstar Moderately Conservative Target Risk Index (40% global equity market exposure). For additional information, please see the Fund’s current prospectus.

18	2018 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Conservative Fund

$10,000 invested at Fund’s inception

Institutional Class (inception December 9, 2011)

For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

% of net assets
as of 5/31/2018
Equity
U.S. equity	28.58%
International equity	13.02
Fixed income
Fixed income	37.85
Short-term fixed income	20.44
Other assets & liabilities, net	0.11
Total	100.00

Target allocation

TIAA-CREF Lifestyle Funds ■ 2018 Annual Report	19

Lifestyle Moderate Fund

Performance as of May 31, 2018

Lifestyle Moderate Fund		Total return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		since fund inception		gross	net
Institutional Class	12/9/11	9.04%	7.65%		9.29%		0.59%	0.50%
Advisor Class	12/4/15	8.96	7.62	†	9.27	†	0.67	0.58
Premier Class	12/9/11	8.79	7.51		9.14		0.76	0.65
Retirement Class	12/9/11	8.70	7.39		9.02		0.84	0.75
Retail Class	12/9/11	8.76	7.36		8.99		0.86	0.77
Lifestyle Moderate Fund Composite Index‡	—	7.93	7.26		8.51	§	—	—
Broad market indexes**
Morningstar Moderate Target Risk Index	—	7.49	6.58		7.96	§	—	—
Russell 3000® Index	—	15.06	12.85		14.96	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.37	1.98		2.15	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and waiver arrangements now in effect will continue through at least September 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If these higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	On May 31, 2018, the Lifestyle Moderate Fund Composite Index consisted of: 42.0% Russell 3000 Index; 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; and 18.0% MSCI ACWI ex USA IMI. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Russell 3000 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the Morningstar Moderate Target Risk Index (60% global equity market exposure). For additional information, please see the Fund’s current prospectus.

20	2018 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Moderate Fund

$10,000 invested at Fund’s inception

Institutional Class (inception December 9, 2011)

For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

% of net assets
as of 5/31/2018
Equity
U.S. equity	42.64%
International equity	18.91
Fixed income	38.29
Other assets & liabilities, net	0.16
Total	100.00

Target allocation

TIAA-CREF Lifestyle Funds ■ 2018 Annual Report	21

Lifestyle Growth Fund

Performance as of May 31, 2018

Lifestyle Growth Fund		Total return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		since fund inception		gross	net
Institutional Class	12/9/11	12.02%	9.28%		11.20%		0.72%	0.53%
Advisor Class	12/4/15	12.03	9.26	†	11.19	†	0.80	0.61
Premier Class	12/9/11	11.93	9.09		11.03		0.89	0.68
Retirement Class	12/9/11	11.83	8.99		10.92		0.97	0.78
Retail Class	12/9/11	11.73	8.94		10.86		1.01	0.82
Lifestyle Growth Fund Composite Index‡	—	10.77	8.99		10.61	§	—	—
Broad market indexes**
Morningstar Moderately Aggressive Target Risk Index	—	10.24	8.22		9.93	§	—	—
Russell 3000® Index	—	15.06	12.85		14.96	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.37	1.98		2.15	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and waiver arrangements now in effect will continue through at least September 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If these higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	On May 31, 2018, the Lifestyle Growth Fund Composite Index consisted of: 56.0% Russell 3000 Index; 24.0% MSCI ACWI ex USA IMI; and 20.0% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Russell 3000 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the Morningstar Moderately Aggressive Target Risk Index (80% global equity market exposure). For additional information, please see the Fund’s current prospectus.

22	2018 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Growth Fund

$10,000 invested at Fund’s inception

Institutional Class (inception December 9, 2011)

For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

% of net assets
as of 5/31/2018
Equity
U.S. equity	56.64%
International equity	24.78
Fixed income	18.29
Other assets & liabilities, net	0.29
Total	100.00

Target allocation

TIAA-CREF Lifestyle Funds ■ 2018 Annual Report	23

Lifestyle Aggressive Growth Fund

Performance as of May 31, 2018

Lifestyle Aggressive Growth Fund		Total return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		since fund inception		gross	net
Institutional Class	12/9/11	15.14%	10.89%		13.08%		0.86%	0.56%
Advisor Class	12/4/15	15.04	10.86	†	13.06	†	0.94	0.64
Premier Class	12/9/11	14.93	10.74		12.93		1.02	0.71
Retirement Class	12/9/11	14.82	10.60		12.79		1.11	0.81
Retail Class	12/9/11	14.84	10.53		12.72		1.18	0.88
Lifestyle Aggressive Growth Fund Composite Index‡	—	13.66	10.69		12.70	§	—	—
Broad market indexes**
Morningstar Aggressive
Target Risk Index	—	12.51	9.49		11.45	§	—	—
Russell 3000® Index	—	15.06	12.85		14.96	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and waiver arrangements now in effect will continue through at least September 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If these higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	On May 31, 2018, the Lifestyle Aggressive Growth Fund Composite Index consisted of: 70.0% Russell 3000 Index; and 30.0% MSCI ACWI ex USA IMI. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.
**	On October 1, 2017, the Fund’s broad-market index comparison was changed from the Russell 3000 Index to the Morningstar Aggressive Target Risk Index (95% global equity market exposure). For additional information, please see the Fund’s current prospectus.

24	2018 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Aggressive Growth Fund

$10,000 invested at Fund’s inception

Institutional Class (inception December 9, 2011)

For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and that of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

% of net assets
as of 5/31/2018
Equity
U.S. equity	70.27%
International equity	29.59
Other assets & liabilities, net	0.14
Total	100.00

Target allocation

TIAA-CREF Lifestyle Funds ■ 2018 Annual Report	25

Portfolio of investments

Lifestyle Income Fund  ■  May 31, 2018

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.9% (a)
FIXED INCOME—37.9%
1,406,787	TIAA-CREF Bond Fund		$14,208,548	20.0%
1,251,463	TIAA-CREF Bond Plus Fund		12,727,382	17.9
	TOTAL FIXED INCOME		26,935,930	37.9
INTERNATIONAL EQUITY—7.1%
80,215	TIAA-CREF Emerging Markets Equity Fund		964,988	1.3
182,679	TIAA-CREF Enhanced International Equity Index Fund		1,476,046	2.1
85,095	TIAA-CREF International Equity Fund		1,108,793	1.6
66,397	TIAA-CREF International Opportunities Fund		906,319	1.3
50,037	TIAA-CREF International Small-Cap Equity Fund		605,445	0.8
	TOTAL INTERNATIONAL EQUITY		5,061,591	7.1
SHORT-TERM FIXED INCOME—40.4%
2,809,479	TIAA-CREF Short-Term Bond Fund		28,740,971	40.4
	TOTAL SHORT-TERM FIXED INCOME		28,740,971	40.4
U.S. EQUITY—14.5%
77,638	TIAA-CREF Enhanced Large-Cap Growth Index Fund		1,114,877	1.6
100,823	TIAA-CREF Enhanced Large-Cap Value Index Fund		1,018,316	1.4
148,904	TIAA-CREF Growth & Income Fund		2,203,777	3.1
119,426	TIAA-CREF Large-Cap Growth Fund		2,602,284	3.6
124,191	TIAA-CREF Large-Cap Value Fund		2,332,305	3.3
29,245	TIAA-CREF Small-Cap Equity Fund		584,608	0.8
36,161	TIAA-CREF Small/Mid-Cap Equity Fund		470,091	0.7
	TOTAL U.S. EQUITY		10,326,258	14.5
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $68,991,324)	71,064,750	99.9

	TOTAL PORTFOLIO	(Cost $68,991,324)	71,064,750	99.9
	OTHER ASSETS & LIABILITIES, NET		89,632	0.1
	NET ASSETS		$71,154,382	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

26	2018 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

Portfolio of investments

Lifestyle Conservative Fund  ■  May 31, 2018

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.9% (a)
FIXED INCOME—37.9%
2,218,307	TIAA-CREF Bond Fund		$22,404,896	10.0%
6,147,188	TIAA-CREF Bond Plus Fund		62,516,900	27.9
	TOTAL FIXED INCOME		84,921,796	37.9
INTERNATIONAL EQUITY—13.0%
430,674	TIAA-CREF Emerging Markets Equity Fund		5,181,003	2.3
930,038	TIAA-CREF Enhanced International Equity Index Fund		7,514,710	3.3
534,886	TIAA-CREF International Equity Fund		6,969,561	3.1
420,009	TIAA-CREF International Opportunities Fund		5,733,129	2.6
314,978	TIAA-CREF International Small-Cap Equity Fund		3,811,237	1.7
	TOTAL INTERNATIONAL EQUITY		29,209,640	13.0
SHORT-TERM FIXED INCOME—20.4%
4,483,493	TIAA-CREF Short-Term Bond Fund		45,866,132	20.4
	TOTAL SHORT-TERM FIXED INCOME		45,866,132	20.4
U.S. EQUITY—28.6%
457,685	TIAA-CREF Enhanced Large-Cap Growth Index Fund		6,572,363	2.9
590,624	TIAA-CREF Enhanced Large-Cap Value Index Fund		5,965,300	2.7
938,438	TIAA-CREF Growth & Income Fund		13,888,883	6.2
751,388	TIAA-CREF Large-Cap Growth Fund		16,372,752	7.3
781,141	TIAA-CREF Large-Cap Value Fund		14,669,827	6.6
183,744	TIAA-CREF Small-Cap Equity Fund		3,673,033	1.6
227,676	TIAA-CREF Small/Mid-Cap Equity Fund		2,959,789	1.3
	TOTAL U.S. EQUITY		64,101,947	28.6
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $210,469,436)	224,099,515	99.9

	TOTAL PORTFOLIO	(Cost $210,469,436)	224,099,515	99.9
	OTHER ASSETS & LIABILITIES, NET		242,939	0.1
	NET ASSETS		$224,342,454	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2018 Annual Report	27

Portfolio of investments

Lifestyle Moderate Fund  ■  May 31, 2018

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.8% (a)
FIXED INCOME—38.3%
12,508,545	TIAA-CREF Bond Plus Fund		$127,211,901	38.3%
	TOTAL FIXED INCOME		127,211,901	38.3
INTERNATIONAL EQUITY—18.9%
902,036	TIAA-CREF Emerging Markets Equity Fund		10,851,491	3.3
1,901,496	TIAA-CREF Enhanced International Equity Index Fund		15,364,089	4.6
1,186,367	TIAA-CREF International Equity Fund		15,458,366	4.7
930,984	TIAA-CREF International Opportunities Fund		12,707,929	3.8
698,283	TIAA-CREF International Small-Cap Equity Fund		8,449,222	2.5
	TOTAL INTERNATIONAL EQUITY		62,831,097	18.9
U.S. EQUITY—42.6%
994,081	TIAA-CREF Enhanced Large-Cap Growth Index Fund		14,275,002	4.3
1,279,065	TIAA-CREF Enhanced Large-Cap Value Index Fund		12,918,557	3.9
2,083,553	TIAA-CREF Growth & Income Fund		30,836,584	9.3
1,668,212	TIAA-CREF Large-Cap Growth Fund		36,350,348	10.9
1,734,233	TIAA-CREF Large-Cap Value Fund		32,568,897	9.8
408,082	TIAA-CREF Small-Cap Equity Fund		8,157,557	2.4
506,005	TIAA-CREF Small/Mid-Cap Equity Fund		6,578,069	2.0
	TOTAL U.S. EQUITY		141,685,014	42.6
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $299,631,615)	331,728,012	99.8

	TOTAL PORTFOLIO	(Cost $299,631,615)	331,728,012	99.8
	OTHER ASSETS & LIABILITIES, NET		524,632	0.2
	NET ASSETS		$332,252,644	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

28	2018 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

Portfolio of investments

Lifestyle Growth Fund  ■  May 31, 2018

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.7% (a)
FIXED INCOME—18.3%
2,758,496	TIAA-CREF Bond Plus Fund		$28,053,904	18.3%
	TOTAL FIXED INCOME		28,053,904	18.3
INTERNATIONAL EQUITY—24.8%
537,217	TIAA-CREF Emerging Markets Equity Fund		6,462,717	4.2
1,119,949	TIAA-CREF Enhanced International Equity Index Fund		9,049,189	5.9
729,386	TIAA-CREF International Equity Fund		9,503,903	6.2
572,269	TIAA-CREF International Opportunities Fund		7,811,468	5.1
429,409	TIAA-CREF International Small-Cap Equity Fund		5,195,853	3.4
	TOTAL INTERNATIONAL EQUITY		38,023,130	24.8
U.S. EQUITY—56.6%
603,681	TIAA-CREF Enhanced Large-Cap Growth Index Fund		8,668,863	5.6
775,921	TIAA-CREF Enhanced Large-Cap Value Index Fund		7,836,800	5.1
1,280,570	TIAA-CREF Growth & Income Fund		18,952,438	12.4
1,026,229	TIAA-CREF Large-Cap Growth Fund		22,361,535	14.6
1,066,014	TIAA-CREF Large-Cap Value Fund		20,019,741	13.0
250,975	TIAA-CREF Small-Cap Equity Fund		5,016,995	3.3
310,906	TIAA-CREF Small/Mid-Cap Equity Fund		4,041,774	2.6
	TOTAL U.S. EQUITY		86,898,146	56.6
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $132,107,320)	152,975,180	99.7

	TOTAL PORTFOLIO	(Cost $132,107,320)	152,975,180	99.7
	OTHER ASSETS & LIABILITIES, NET		438,798	0.3
	NET ASSETS		$153,413,978	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2018 Annual Report	29

Portfolio of investments

Lifestyle Aggressive Growth Fund  ■  May 31, 2018

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.9% (a)
INTERNATIONAL EQUITY—29.6%
457,607	TIAA-CREF Emerging Markets Equity Fund		$5,505,007	4.8%
906,980	TIAA-CREF Enhanced International Equity Index Fund		7,328,401	6.4
682,949	TIAA-CREF International Equity Fund		8,898,823	7.8
535,889	TIAA-CREF International Opportunities Fund		7,314,884	6.4
401,932	TIAA-CREF International Small-Cap Equity Fund		4,863,372	4.2
	TOTAL INTERNATIONAL EQUITY		33,910,487	29.6
U.S. EQUITY—70.3%
542,858	TIAA-CREF Enhanced Large-Cap Growth Index Fund		7,795,444	6.8
695,073	TIAA-CREF Enhanced Large-Cap Value Index Fund		7,020,235	6.2
1,194,189	TIAA-CREF Growth & Income Fund		17,673,996	15.4
957,415	TIAA-CREF Large-Cap Growth Fund		20,862,064	18.2
995,778	TIAA-CREF Large-Cap Value Fund		18,700,718	16.3
234,762	TIAA-CREF Small-Cap Equity Fund		4,692,890	4.1
290,472	TIAA-CREF Small/Mid-Cap Equity Fund		3,776,141	3.3
	TOTAL U.S. EQUITY		80,521,488	70.3
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $96,084,026)	114,431,975	99.9

	TOTAL PORTFOLIO	(Cost $96,084,026)	114,431,975	99.9
	OTHER ASSETS & LIABILITIES, NET		158,508	0.1
	NET ASSETS		$114,590,483	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

30	2018 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

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TIAA-CREF Lifestyle Funds ■ 2018 Annual Report	31

Statements of assets and liabilities

TIAA-CREF Lifestyle Funds  ■  May 31, 2018

	Lifestyle Income Fund	Lifestyle Conservative Fund	Lifestyle Moderate Fund	Lifestyle Growth Fund	Lifestyle Aggressive Growth Fund
ASSETS
Affiliated investments, at value‡	$71,064,750	$224,099,515	$331,728,012	$152,975,180	$114,431,975
Cash	13,532	—	186,111	205,512	279,507
Receivable from securities transactions	141,518	957,427	1,466,026	807,227	524,093
Receivable from Fund shares sold	6,127	68,776	200,960	301,683	73,998
Dividends receivable	129,209	322,292	350,282	76,460	—
Due from affiliates	1,425	1,724	1,824	1,545	1,459
Other	2,357	5,234	7,166	3,519	2,372
Total assets	71,358,918	225,454,968	333,940,381	154,371,126	115,313,404
LIABILITIES
Management fees payable	586	1,848	2,732	1,259	940
Service agreement fees payable	347	880	1,968	948	970
Distribution fees payable	10,798	34,806	45,218	18,965	11,211
Due to affiliates	1,029	1,092	1,132	1,000	980
Overdraft payable	—	244,310	—	—	—
Payable for securities transactions	171,330	706,995	1,555,082	910,547	687,890
Payable for Fund shares redeemed	4,852	91,416	41,261	326	1,194
Payable for trustee compensation	2,484	5,627	7,664	3,620	2,545
Accrued expenses and other payables	13,110	25,540	32,680	20,483	17,191
Total liabilities	204,536	1,112,514	1,687,737	957,148	722,921
NET ASSETS	$71,154,382	$224,342,454	$332,252,644	$153,413,978	$114,590,483
NET ASSETS CONSIST OF:
Paid-in-capital	$68,910,548	$209,093,363	$297,184,154	$131,041,628	$95,448,610
Undistributed net investment income (loss)	211,975	507,762	499,326	205,076	(40,542)
Accumulated net realized gain (loss) on total investments	(41,567)	1,111,250	2,472,767	1,299,414	834,466
Net unrealized appreciation (depreciation) on total investments	2,073,426	13,630,079	32,096,397	20,867,860	18,347,949
NET ASSETS	$71,154,382	$224,342,454	$332,252,644	$153,413,978	$114,590,483
INSTITUTIONAL CLASS:
Net assets	$3,498,435	$18,298,729	$24,245,982	$18,484,888	$15,252,262
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	315,882	1,454,253	1,709,580	1,173,956	899,732
Net asset value per share	$11.08	$12.58	$14.18	$15.75	$16.95
ADVISOR CLASS:
Net assets	$104,765	$171,625	$163,222	$194,979	$163,689
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	9,460	13,638	11,508	12,390	9,660
Net asset value per share	$11.07	$12.58	$14.18	$15.74	$16.94
PREMIER CLASS:
Net assets	$255,317	$269,215	$309,738	$360,517	$390,171
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	23,028	21,383	21,790	22,890	22,967
Net asset value per share	$11.09	$12.59	$14.21	$15.75	$16.99
RETIREMENT CLASS:
Net assets	$16,846,730	$42,505,590	$93,842,446	$45,329,188	$46,424,768
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,522,615	3,382,536	6,623,393	2,889,461	2,747,917
Net asset value per share	$11.06	$12.57	$14.17	$15.69	$16.89
RETAIL CLASS:
Net assets	$50,449,135	$163,097,295	$213,691,256	$89,044,406	$52,359,593
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	4,559,342	12,983,833	15,088,442	5,684,157	3,102,785
Net asset value per share	$11.07	$12.56	$14.16	$15.67	$16.88
‡ Affiliated investments, cost	$68,991,324	$210,469,436	$299,631,615	$132,107,320	$96,084,026

32	2018 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2018 Annual Report	33

Statements of operations

TIAA-CREF Lifestyle Funds  ■  For the year ended May 31, 2018

	Lifestyle Income Fund	Lifestyle Conservative Fund	Lifestyle Moderate Fund	Lifestyle Growth Fund	Lifestyle Aggressive Growth Fund

INVESTMENT INCOME
Dividends from affiliated investments	$1,571,965	$4,496,673	$6,141,792	$2,202,627	$1,159,644
Total income	1,571,965	4,496,673	6,141,792	2,202,627	1,159,644

EXPENSES
Management fees	68,797	208,158	302,885	134,652	92,978
Shareholder servicing — Institutional Class	137	6,165	205	317	501
Shareholder servicing — Advisor Class	11	27	134	94	71
Shareholder servicing — Premier Class	38	87	39	79	60
Shareholder servicing — Retirement Class	38,949	96,875	214,529	97,095	94,702
Shareholder servicing — Retail Class	11,941	27,776	33,859	25,627	23,869
Distribution fees — Premier Class	370	398	846	525	572
Distribution fees — Retail Class	126,470	389,251	496,197	205,399	113,010
Registration fees	77,883	88,971	92,316	86,035	83,398
Administrative service fees	28,439	30,159	31,343	29,222	28,701
Professional fees	25,066	25,570	29,031	25,287	25,102
Shareholder reports	22,655	30,524	40,419	23,443	18,452
Trustee fees and expenses	808	2,406	3,545	1,527	1,021
Other expenses	22,882	29,089	31,478	27,030	27,441
Total expenses	424,446	935,456	1,276,826	656,332	509,878
Less: Expenses reimbursed by the investment adviser	(177,507)	(212,321)	(227,264)	(192,323)	(183,652)
Net expenses	246,939	723,135	1,049,562	464,009	326,226

Net investment income (loss)	1,325,026	3,773,538	5,092,230	1,738,618	833,418

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	308,713	1,160,693	1,393,148	522,570	222,952
Realized gain distributions from affiliated investments	539,497	3,155,128	6,760,374	3,978,977	3,333,150
Realized gain (loss) from sale of unaffiliated investments	(3,630)	2,943	—	(24,298)	40,911
Net realized gain (loss) from investments	844,580	4,318,764	8,153,522	4,477,249	3,597,013
Net change in unrealized appreciation (depreciation) from affiliated investments	(207,023)	3,315,344	11,106,018	7,859,969	7,020,274
Net realized and unrealized gain (loss) from investments	637,557	7,634,108	19,259,540	12,337,218	10,617,287
Net increase (decrease) in net assets from operations	$1,962,583	$11,407,646	$24,351,770	$14,075,836	$11,450,705

34	2018 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2018 Annual Report	35

Statements of changes in net assets

TIAA-CREF Lifestyle Funds  ■  For the year ended

		Lifestyle Income Fund		Lifestyle Conservative Fund		Lifestyle Moderate Fund
		May 31, 2018	May 31, 2017	May 31, 2018	May 31, 2017	May 31, 2018	May 31, 2017
OPERATIONS
Net investment income (loss)		$1,325,026	$1,043,209	$3,773,538	$2,625,994	$5,092,230	$3,655,458
Net realized gain (loss) from investments		844,580	329,874	4,318,764	1,074,895	8,153,522	1,805,525
Net change in unrealized appreciation (depreciation) from affiliated investments		(207,023)	1,774,887	3,315,344	9,340,571	11,106,018	20,134,486
Net increase (decrease) in net assets from operations		1,962,583	3,147,970	11,407,646	13,041,460	24,351,770	25,595,469
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(52,938)	(23,592)	(319,280)	(93,203)	(458,099)	(149,347)
	Advisor Class	(2,535)	(2,456)	(2,913)	(2,454)	(4,292)	(2,898)
	Premier Class	(5,612)	(4,549)	(6,242)	(5,117)	(10,884)	(5,507)
	Retirement Class	(333,249)	(303,978)	(871,812)	(592,020)	(2,035,108)	(1,291,032)
	Retail Class	(1,081,659)	(906,881)	(3,505,749)	(2,444,925)	(4,719,845)	(3,023,613)
From realized gains:	Institutional Class	(10,238)	(6,384)	(72,322)	(51,748)	(116,138)	(134,458)
	Advisor Class	(543)	(676)	(634)	(1,325)	(1,131)	(2,178)
	Premier Class	(1,285)	(1,429)	(1,514)	(3,152)	(2,049)	(4,822)
	Retirement Class	(77,407)	(94,500)	(222,225)	(355,474)	(572,940)	(1,117,901)
	Retail Class	(260,793)	(285,128)	(901,431)	(1,519,807)	(1,345,675)	(2,574,893)
Total distributions		(1,826,259)	(1,629,573)	(5,904,122)	(5,069,225)	(9,266,161)	(8,306,649)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	3,064,623	730,737	17,648,887	2,564,765	16,229,611	9,024,131
	Advisor Class	—	—	61,050	10,000	—	47,311
	Premier Class	19,666	12,984	6,217	—	1,317,945	20,875
	Retirement Class	3,598,297	5,157,937	11,320,974	8,879,179	21,570,989	24,572,626
	Retail Class	10,230,702	15,369,862	38,501,315	43,839,236	48,694,284	49,592,704
Reinvestments of distributions:	Institutional Class	62,848	29,643	391,214	144,524	573,772	283,286
	Advisor Class	—	—	158	48	1,694	853
	Premier Class	688	39	368	353	4,233	692
	Retirement Class	410,356	398,174	1,093,679	947,097	2,607,618	2,408,447
	Retail Class	1,307,209	1,165,147	4,339,064	3,922,532	5,961,011	5,486,793
Redemptions:	Institutional Class	(1,053,013)	(134,831)	(5,100,291)	(606,385)	(3,703,397)	(1,307,672)
	Advisor Class	—	—	—	(10,048)	(8,204)	—
	Premier Class	—	(11)	(670)	—	(1,336,282)	(13)
	Retirement Class	(2,856,912)	(4,014,187)	(4,843,311)	(3,761,781)	(9,202,775)	(12,062,320)
	Retail Class	(9,216,581)	(6,839,741)	(23,634,150)	(17,898,863)	(25,584,652)	(23,723,638)
Net increase (decrease) from shareholder transactions		5,567,883	11,875,753	39,784,504	38,030,657	57,125,847	54,344,075
Net increase (decrease) in net assets		5,704,207	13,394,150	45,288,028	46,002,892	72,211,456	71,632,895
NET ASSETS
Beginning of period		65,450,175	52,056,025	179,054,426	133,051,534	260,041,188	188,408,293
End of period		$71,154,382	$65,450,175	$224,342,454	$179,054,426	$332,252,644	$260,041,188
Undistributed net investment income (loss) included in net assets		$211,975	$163,456	$507,762	$338,844	$499,326	$324,028
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	273,044	67,549	1,412,977	218,495	1,156,401	711,791
	Advisor Class	—	—	4,846	837	—	3,689
	Premier Class	1,762	1,201	492	—	97,129	1,631
	Retirement Class	324,524	475,801	903,644	750,720	1,535,536	1,910,185
	Retail Class	919,186	1,415,923	3,073,181	3,705,946	3,471,729	3,870,472
Shares reinvested:	Institutional Class	5,672	2,764	31,316	12,426	41,048	22,565
	Advisor Class	—	—	12	4	121	68
	Premier Class	62	4	30	30	311	55
	Retirement Class	37,023	37,155	87,609	81,495	186,564	192,194
	Retail Class	117,923	108,709	347,609	337,754	426,476	438,071
Shares redeemed:	Institutional Class	(94,551)	(12,437)	(406,235)	(50,964)	(263,001)	(101,801)
	Advisor Class	—	—	—	(841)	(578)	—
	Premier Class	—	(1)	(53)	—	(97,335)	(1)
	Retirement Class	(257,104)	(370,994)	(385,874)	(317,596)	(653,313)	(942,510)
	Retail Class	(829,500)	(629,559)	(1,883,120)	(1,517,065)	(1,819,164)	(1,852,472)
Net increase (decrease) from shareholder transactions		498,041	1,096,115	3,186,434	3,221,241	4,081,924	4,253,937

36	2018 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2018 Annual Report	37

Statements of changes in net assets	concluded

TIAA-CREF Lifestyle Funds ■ For the year ended

		Lifestyle Growth Fund		Lifestyle Aggressive Growth Fund
		May 31, 2018	May 31, 2017	May 31, 2018	May 31, 2017
OPERATIONS
Net investment income (loss)		$1,738,618	$1,180,303	$833,418	$502,265
Net realized gain (loss) from investments		4,477,249	699,409	3,597,013	584,290
Net change in unrealized appreciation (depreciation) from affiliated investments		7,859,969	10,998,519	7,020,274	8,034,625
Net increase (decrease) in net assets from operations		14,075,836	12,878,231	11,450,705	9,121,180
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(399,829)	(28,005)	(227,918)	(25,569)
	Advisor Class	(3,677)	(1,406)	(3,954)	(903)
	Premier Class	(9,180)	(2,614)	(9,258)	(1,387)
	Retirement Class	(987,326)	(271,599)	(906,499)	(126,431)
	Retail Class	(2,064,532)	(587,160)	(1,071,298)	(155,813)
From realized gains:	Institutional Class	(90,984)	(54,957)	(98,231)	(92,622)
	Advisor Class	(854)	(2,822)	(1,722)	(3,335)
	Premier Class	(2,200)	(7,090)	(4,221)	(8,850)
	Retirement Class	(242,941)	(649,334)	(422,345)	(617,951)
	Retail Class	(516,717)	(1,462,075)	(510,665)	(864,485)
Total distributions		(4,318,240)	(3,067,062)	(3,256,111)	(1,897,346)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	15,795,635	2,979,184	19,531,363	2,095,543
	Advisor Class	67,925	8,233	32,200	—
	Premier Class	4,513	28,630	11,996	66,377
	Retirement Class	15,893,797	9,370,853	18,865,035	8,795,258
	Retail Class	19,876,120	18,565,940	18,017,853	10,274,720
Reinvestments of distributions:	Institutional Class	490,419	82,583	325,526	117,627
	Advisor Class	498	305	1,008	—
	Premier Class	1,317	530	1,483	—
	Retirement Class	1,229,774	920,458	1,328,253	743,849
	Retail Class	2,558,848	2,027,927	1,570,343	1,012,177
Redemptions:	Institutional Class	(3,474,297)	(425,317)	(9,600,145)	(1,072,173)
	Advisor Class	(7,169)	—	—	—
	Premier Class	—	(14)	(37,716)	(15)
	Retirement Class	(5,193,746)	(6,037,878)	(5,045,114)	(2,273,585)
	Retail Class	(10,527,168)	(8,823,152)	(6,640,104)	(4,731,878)
Net increase (decrease) from shareholder transactions		36,716,466	18,698,282	38,361,981	15,027,900
Net increase (decrease) in net assets		46,474,062	28,509,451	46,556,575	22,251,734
NET ASSETS
Beginning of period		106,939,916	78,430,465	68,033,908	45,782,174
End of period		$153,413,978	$106,939,916	$114,590,483	$68,033,908
Undistributed net investment income (loss) included in net assets		$205,076	$586,978	$(40,542)	$149,612
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	1,027,400	217,818	1,171,560	146,770
	Advisor Class	4,376	607	2,061	—
	Premier Class	289	2,083	721	4,518
	Retirement Class	1,032,043	688,371	1,140,802	616,848
	Retail Class	1,294,172	1,367,002	1,091,990	724,938
Shares reinvested:	Institutional Class	31,825	6,228	19,801	8,542
	Advisor Class	32	23	61	—
	Premier Class	85	40	90	—
	Retirement Class	80,011	69,573	80,991	54,098
	Retail Class	166,701	153,398	95,811	73,667
Shares redeemed:	Institutional Class	(222,515)	(30,970)	(577,995)	(73,421)
	Advisor Class	(460)	—	—	—
	Premier Class	—	(1)	(2,361)	(1)
	Retirement Class	(336,271)	(444,501)	(304,742)	(160,726)
	Retail Class	(684,603)	(652,311)	(401,228)	(337,292)
Net increase (decrease) from shareholder transactions		2,393,085	1,377,360	2,317,562	1,057,941

38	2018 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2018 Annual Report	39

Financial highlights

TIAA-CREF Lifestyle Funds

		Selected per share data											Ratios and supplemental data
			Gain (loss) from investment operations
					Net realized										Ratios to average net assets
	For the	Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period or year ended	value, beginning of period	investment income (loss)	[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return		at end of period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

LIFESTYLE INCOME FUND
Institutional Class:	5/31/18	$11.04	$0.24		$ 0.13	$0.37	$(0.27)	$(0.06)	$(0.33)	$11.08	3.25%		$ 3,498		0.36%		0.10%		2.19%		19%
	5/31/17	10.77	0.22		0.38	0.60	(0.26)	(0.07)	(0.33)	11.04	5.72		1,455		0.39		0.10		2.03		18
	5/31/16	11.04	0.21		(0.12)	0.09	(0.25)	(0.11)	(0.36)	10.77	0.89		796		0.37		0.10		1.91		33
	5/31/15	11.00	0.19		0.17	0.36	(0.24)	(0.08)	(0.32)	11.04	3.34		1,923		0.35		0.10		1.69		13
	5/31/14	10.76	0.19		0.38	0.57	(0.24)	(0.09)	(0.33)	11.00	5.47		1,712		0.52		0.10		1.75		16
Advisor Class:	5/31/18	11.04	0.24		0.12	0.36	(0.27)	(0.06)	(0.33)	11.07	3.24		105		0.37		0.11		2.17		19
	5/31/17	10.77	0.22		0.38	0.60	(0.26)	(0.07)	(0.33)	11.04	5.70		104		0.40		0.12		2.03		18
	5/31/16‡	10.86	0.10		0.08	0.18	(0.16)	(0.11)	(0.27)	10.77	1.67	[b]	102		0.39	[c]	0.12	[c]	1.95	[c]	33
Premier Class:	5/31/18	11.05	0.23		0.12	0.35	(0.25)	(0.06)	(0.31)	11.09	3.10		255		0.52		0.25		2.04		19
	5/31/17	10.77	0.21		0.37	0.58	(0.23)	(0.07)	(0.30)	11.05	5.46		234		0.55		0.25		1.89		18
	5/31/16	11.04	0.21		(0.13)	0.08	(0.24)	(0.11)	(0.35)	10.77	0.76		215		0.53		0.25		1.89		33
	5/31/15	11.00	0.17		0.18	0.35	(0.23)	(0.08)	(0.31)	11.04	3.18		1,217		0.50		0.25		1.54		13
	5/31/14	10.76	0.18		0.38	0.56	(0.23)	(0.09)	(0.32)	11.00	5.32		1,167		0.67		0.25		1.62		16
Retirement Class:	5/31/18	11.03	0.21		0.12	0.33	(0.24)	(0.06)	(0.30)	11.06	3.00		16,847		0.61		0.35		1.93		19
	5/31/17	10.76	0.20		0.37	0.57	(0.23)	(0.07)	(0.30)	11.03	5.44		15,646		0.64		0.35		1.80		18
	5/31/16	11.04	0.19		(0.13)	0.06	(0.23)	(0.11)	(0.34)	10.76	0.56		13,734		0.62		0.35		1.76		33
	5/31/15	11.00	0.16		0.18	0.34	(0.22)	(0.08)	(0.30)	11.04	3.09		15,469		0.59		0.35		1.46		13
	5/31/14	10.76	0.16		0.39	0.55	(0.22)	(0.09)	(0.31)	11.00	5.23		10,981		0.76		0.35		1.51		16
Retail Class:	5/31/18	11.03	0.21		0.13	0.34	(0.24)	(0.06)	(0.30)	11.07	2.97		50,449		0.63		0.37		1.91		19
	5/31/17	10.76	0.19		0.38	0.57	(0.23)	(0.07)	(0.30)	11.03	5.43		48,011		0.66		0.38		1.77		18
	5/31/16	11.04	0.19		(0.14)	0.05	(0.22)	(0.11)	(0.33)	10.76	0.52		37,209		0.65		0.38		1.75		33
	5/31/15	11.00	0.16		0.17	0.33	(0.21)	(0.08)	(0.29)	11.04	3.06		36,946		0.62		0.38		1.43		13
	5/31/14	10.76	0.16		0.39	0.55	(0.22)	(0.09)	(0.31)	11.00	5.20		26,218		0.79		0.38		1.48		16

40	2018 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2018 Annual Report	41

Financial highlights	continued

TIAA-CREF Lifestyle Funds

		Selected per share data										Ratios and supplemental data
			Gain (loss) from investment operations
					Net realized								Ratios to average net assets
	For the	Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets					Net
	period or year ended	value, beginning of period	investment income (loss)	[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

LIFESTYLE CONSERVATIVE FUND
Institutional Class:	5/31/18	$12.22	$0.26		$ 0.49	$ 0.75	$(0.32)	$(0.07)	$(0.39)	$12.58	6.17%	$ 18,299	0.25%		0.10%		2.05%		13%
	5/31/17	11.64	0.23		0.78	1.01	(0.28)	(0.15)	(0.43)	12.22	8.87	5,087	0.22		0.10		1.96		15
	5/31/16	12.13	0.22		(0.27)	(0.05)	(0.27)	(0.17)	(0.44)	11.64	(0.28)	2,749	0.23		0.10		1.88		26
	5/31/15	11.95	0.20		0.40	0.60	(0.31)	(0.11)	(0.42)	12.13	5.13	4,021	0.25		0.10		1.70		13
	5/31/14	11.36	0.19		0.79	0.98	(0.30)	(0.09)	(0.39)	11.95	8.82	3,103	0.37		0.10		1.66		9
Advisor Class:	5/31/18	12.23	0.25		0.48	0.73	(0.31)	(0.07)	(0.38)	12.58	6.07	172	0.22		0.12		2.00		13
	5/31/17	11.64	0.23		0.78	1.01	(0.27)	(0.15)	(0.42)	12.23	8.94	107	0.24		0.12		1.97		15
	5/31/16‡	11.86	0.09		0.04	0.13	(0.18)	(0.17)	(0.35)	11.64	1.25 [b]	102	0.25	[c]	0.12	[c]	1.70	[c]	26
Premier Class:	5/31/18	12.23	0.24		0.49	0.73	(0.30)	(0.07)	(0.37)	12.59	5.93	269	0.38		0.25		1.91		13
	5/31/17	11.63	0.22		0.77	0.99	(0.24)	(0.15)	(0.39)	12.23	8.77	256	0.39		0.25		1.84		15
	5/31/16	12.12	0.22		(0.29)	(0.07)	(0.25)	(0.17)	(0.42)	11.63	(0.43)	243	0.39		0.25		1.85		26
	5/31/15	11.95	0.19		0.38	0.57	(0.29)	(0.11)	(0.40)	12.12	4.88	1,341	0.41		0.25		1.57		13
	5/31/14	11.36	0.20		0.76	0.96	(0.28)	(0.09)	(0.37)	11.95	8.66	1,268	0.52		0.25		1.69		9
Retirement Class:	5/31/18	12.21	0.23		0.49	0.72	(0.29)	(0.07)	(0.36)	12.57	5.83	42,506	0.45		0.35		1.81		13
	5/31/17	11.62	0.20		0.79	0.99	(0.25)	(0.15)	(0.40)	12.21	8.70	33,907	0.47		0.35		1.71		15
	5/31/16	12.11	0.20		(0.28)	(0.08)	(0.24)	(0.17)	(0.41)	11.62	(0.53)	26,300	0.48		0.35		1.71		26
	5/31/15	11.94	0.18		0.38	0.56	(0.28)	(0.11)	(0.39)	12.11	4.79	22,852	0.50		0.35		1.47		13
	5/31/14	11.35	0.17		0.79	0.96	(0.28)	(0.09)	(0.37)	11.94	8.59	18,039	0.61		0.35		1.49		9
Retail Class:	5/31/18	12.20	0.22		0.49	0.71	(0.28)	(0.07)	(0.35)	12.56	5.90	163,097	0.47		0.37		1.79		13
	5/31/17	11.62	0.20		0.77	0.97	(0.24)	(0.15)	(0.39)	12.20	8.59	139,697	0.49		0.37		1.70		15
	5/31/16	12.11	0.20		(0.28)	(0.08)	(0.24)	(0.17)	(0.41)	11.62	(0.56)	103,657	0.51		0.38		1.71		26
	5/31/15	11.94	0.17		0.39	0.56	(0.28)	(0.11)	(0.39)	12.11	4.77	86,146	0.52		0.38		1.45		13
	5/31/14	11.35	0.17		0.78	0.95	(0.27)	(0.09)	(0.36)	11.94	8.55	56,057	0.64		0.39		1.45		9

42	2018 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2018 Annual Report	43

Financial highlights	continued

TIAA-CREF Lifestyle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFESTYLE MODERATE FUND
Institutional Class:	5/31/18		$13.44	$0.26		$ 0.94	$ 1.20	$(0.37)	$(0.09)	$(0.46)	$14.18	9.04%	$ 24,246		0.18%		0.10%		1.88%		10%
	5/31/17		12.48	0.27		1.21	1.48	(0.30)	(0.22)	(0.52)	13.44	12.19	10,416		0.19		0.10		2.10		19
	5/31/16		13.25	0.21		(0.42)	(0.21)	(0.29)	(0.27)	(0.56)	12.48	(1.45)	1,779		0.21		0.10		1.67		17
	5/31/15		12.93	0.23		0.63	0.86	(0.38)	(0.16)	(0.54)	13.25	6.81	2,670		0.23		0.10		1.78		13
	5/31/14		11.96	0.21		1.23	1.44	(0.37)	(0.10)	(0.47)	12.93	12.29	2,506		0.33		0.10		1.67		17
Advisor Class:	5/31/18		13.44	0.26		0.93	1.19	(0.36)	(0.09)	(0.45)	14.18	8.96	163		0.26		0.18		1.86		10
	5/31/17		12.48	0.24		1.23	1.47	(0.29)	(0.22)	(0.51)	13.44	12.15	161		0.23		0.14		1.85		19
	5/31/16	‡	12.88	0.08		—	0.08	(0.21)	(0.27)	(0.48)	12.48	0.76 [b]	102		0.23	[c]	0.13	[c]	1.44	[c]	17
Premier Class:	5/31/18		13.47	0.21		0.96	1.17	(0.34)	(0.09)	(0.43)	14.21	8.79	310		0.34		0.25		1.53		10
	5/31/17		12.48	0.23		1.24	1.47	(0.26)	(0.22)	(0.48)	13.47	12.10	292		0.36		0.25		1.79		19
	5/31/16		13.25	0.23		(0.46)	(0.23)	(0.27)	(0.27)	(0.54)	12.48	(1.59)	250		0.36		0.25		1.81		17
	5/31/15		12.93	0.21		0.63	0.84	(0.36)	(0.16)	(0.52)	13.25	6.65	1,468		0.38		0.25		1.59		13
	5/31/14		11.95	0.20		1.24	1.44	(0.36)	(0.10)	(0.46)	12.93	12.22	1,376		0.47		0.25		1.62		17
Retirement Class:	5/31/18		13.43	0.23		0.94	1.17	(0.34)	(0.09)	(0.43)	14.17	8.70	93,842		0.43		0.35		1.68		10
	5/31/17		12.46	0.22		1.23	1.45	(0.26)	(0.22)	(0.48)	13.43	12.00	74,577		0.44		0.35		1.69		19
	5/31/16		13.24	0.21		(0.46)	(0.25)	(0.26)	(0.27)	(0.53)	12.46	(1.77)	54,776		0.46		0.35		1.67		17
	5/31/15		12.92	0.20		0.63	0.83	(0.35)	(0.16)	(0.51)	13.24	6.56	39,886		0.47		0.35		1.52		13
	5/31/14		11.95	0.18		1.24	1.42	(0.35)	(0.10)	(0.45)	12.92	12.06	32,655		0.57		0.35		1.49		17
Retail Class:	5/31/18		13.42	0.23		0.93	1.16	(0.33)	(0.09)	(0.42)	14.16	8.76	213,691		0.44		0.37		1.67		10
	5/31/17		12.46	0.21		1.23	1.44	(0.26)	(0.22)	(0.48)	13.42	11.90	174,595		0.47		0.37		1.64		19
	5/31/16		13.23	0.20		(0.45)	(0.25)	(0.25)	(0.27)	(0.52)	12.46	(1.73)	131,501		0.48		0.38		1.65		17
	5/31/15		12.92	0.19		0.63	0.82	(0.35)	(0.16)	(0.51)	13.23	6.46	107,332		0.50		0.38		1.48		13
	5/31/14		11.95	0.18		1.23	1.41	(0.34)	(0.10)	(0.44)	12.92	12.01	65,598		0.61		0.39		1.43		17

44	2018 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2018 Annual Report	45

Financial highlights	continued

TIAA-CREF Lifestyle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFESTYLE GROWTH FUND
Institutional Class:	5/31/18		$14.53	$0.25		$ 1.49	$ 1.74	$(0.42)	$(0.10)	$(0.52)	$15.75	12.02%	$18,485		0.24%		0.10%		1.59%		18%
	5/31/17		13.09	0.19		1.76	1.95	(0.17)	(0.34)	(0.51)	14.53	15.24	4,899		0.29		0.10		1.36		22
	5/31/16		14.19	0.20		(0.64)	(0.44)	(0.25)	(0.41)	(0.66)	13.09	(2.96)	1,887		0.29		0.10		1.55		35
	5/31/15		13.75	0.20		0.86	1.06	(0.38)	(0.24)	(0.62)	14.19	7.92	2,083		0.31		0.10		1.47		14
	5/31/14		12.50	0.18		1.71	1.89	(0.42)	(0.22)	(0.64)	13.75	15.28	1,783		0.47		0.10		1.37		16
Advisor Class:	5/31/18		14.52	0.22		1.52	1.74	(0.42)	(0.10)	(0.52)	15.74	12.03	195		0.31		0.17		1.41		18
	5/31/17		13.09	0.22		1.72	1.94	(0.17)	(0.34)	(0.51)	14.52	15.12	123		0.32		0.14		1.60		22
	5/31/16	‡	13.79	0.05		(0.09)	(0.04)	(0.25)	(0.41)	(0.66)	13.09	(0.16)[b]	102		0.31	[c]	0.13	[c]	0.87	[c]	35
Premier Class:	5/31/18		14.53	0.22		1.51	1.73	(0.41)	(0.10)	(0.51)	15.75	11.93	361		0.42		0.25		1.39		18
	5/31/17		13.07	0.20		1.72	1.92	(0.12)	(0.34)	(0.46)	14.53	15.01	327		0.46		0.25		1.46		22
	5/31/16		14.18	0.20		(0.67)	(0.47)	(0.23)	(0.41)	(0.64)	13.07	(3.19)	267		0.44		0.25		1.47		35
	5/31/15		13.74	0.18		0.86	1.04	(0.36)	(0.24)	(0.60)	14.18	7.77	1,585		0.46		0.25		1.31		14
	5/31/14		12.50	0.17		1.68	1.85	(0.39)	(0.22)	(0.61)	13.74	15.01	1,465		0.62		0.25		1.28		16
Retirement Class:	5/31/18		14.48	0.19		1.52	1.71	(0.40)	(0.10)	(0.50)	15.69	11.83	45,329		0.49		0.35		1.26		18
	5/31/17		13.06	0.18		1.72	1.90	(0.14)	(0.34)	(0.48)	14.48	14.86	30,614		0.54		0.35		1.33		22
	5/31/16		14.15	0.16		(0.63)	(0.47)	(0.21)	(0.41)	(0.62)	13.06	(3.18)	23,506		0.54		0.35		1.24		35
	5/31/15		13.72	0.17		0.85	1.02	(0.35)	(0.24)	(0.59)	14.15	7.62	24,527		0.55		0.35		1.20		14
	5/31/14		12.49	0.15		1.69	1.84	(0.39)	(0.22)	(0.61)	13.72	14.91	16,575		0.71		0.35		1.14		16
Retail Class:	5/31/18		14.46	0.19		1.51	1.70	(0.39)	(0.10)	(0.49)	15.67	11.73	89,044		0.52		0.38		1.25		18
	5/31/17		13.04	0.18		1.71	1.89	(0.13)	(0.34)	(0.47)	14.46	14.83	70,977		0.58		0.39		1.30		22
	5/31/16		14.13	0.16		(0.63)	(0.47)	(0.21)	(0.41)	(0.62)	13.04	(3.19)	52,668		0.58		0.40		1.23		35
	5/31/15		13.70	0.16		0.86	1.02	(0.35)	(0.24)	(0.59)	14.13	7.61	50,390		0.59		0.39		1.18		14
	5/31/14		12.48	0.14		1.69	1.83	(0.39)	(0.22)	(0.61)	13.70	14.81	30,360		0.76		0.41		1.07		16

46	2018 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2018 Annual Report	47

Financial highlights	concluded

TIAA-CREF Lifestyle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year ended		beginning of period	income (loss	)[a]	on total investments [j]	investment operations	investment income	realized gains	and distributions	end of period	Total return	period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	income (loss	)	turnover rate

LIFESTYLE AGGRESSIVE GROWTH FUND
Institutional Class:	5/31/18		$15.28	$0.18		$ 2.12	$ 2.30	$(0.44)	$(0.19)	$(0.63)	$16.95	15.14%	$15,252		0.30%		0.10%		1.09%		38%
	5/31/17		13.47	0.16		2.21	2.37	(0.12)	(0.44)	(0.56)	15.28	18.09	4,376		0.40		0.10		1.13		20
	5/31/16		15.14	0.10		(0.82)	(0.72)	(0.20)	(0.75)	(0.95)	13.47	(4.53)	2,755		0.41		0.10		0.75		41
	5/31/15		14.60	0.17		1.12	1.29	(0.40)	(0.35)	(0.75)	15.14	9.13	3,094		0.35		0.10		1.18		14
	5/31/14		13.01	0.13		2.23	2.36	(0.48)	(0.29)	(0.77)	14.60	18.34	2,570		0.49		0.10		0.91		24
Advisor Class:	5/31/18		15.28	0.19		2.09	2.28	(0.43)	(0.19)	(0.62)	16.94	15.04	164		0.35		0.15		1.14		38
	5/31/17		13.47	0.18		2.19	2.37	(0.12)	(0.44)	(0.56)	15.28	18.07	115		0.41		0.12		1.27		20
	5/31/16	‡	14.63	0.02		(0.23)	(0.21)	(0.20)	(0.75)	(0.95)	13.47	(1.21)[b]	102		0.43	[c]	0.12	[c]	0.26	[c]	41
Premier Class:	5/31/18		15.32	0.17		2.10	2.27	(0.41)	(0.19)	(0.60)	16.99	14.93	390		0.46		0.25		1.01		38
	5/31/17		13.47	0.15		2.21	2.36	(0.07)	(0.44)	(0.51)	15.32	17.95	375		0.56		0.25		1.08		20
	5/31/16		15.12	0.15		(0.87)	(0.72)	(0.18)	(0.75)	(0.93)	13.47	(4.55)	269		0.56		0.25		1.11		41
	5/31/15		14.59	0.15		1.11	1.26	(0.38)	(0.35)	(0.73)	15.12	8.92	1,699		0.50		0.25		1.01		14
	5/31/14		13.00	0.15		2.18	2.33	(0.45)	(0.29)	(0.74)	14.59	18.16	1,559		0.64		0.25		1.09		24
Retirement Class:	5/31/18		15.24	0.15		2.09	2.24	(0.40)	(0.19)	(0.59)	16.89	14.82	46,425		0.55		0.35		0.90		38
	5/31/17		13.44	0.13		2.20	2.33	(0.09)	(0.44)	(0.53)	15.24	17.79	27,905		0.65		0.35		0.95		20
	5/31/16		15.10	0.11		(0.86)	(0.75)	(0.16)	(0.75)	(0.91)	13.44	(4.77)	17,752		0.66		0.35		0.81		41
	5/31/15		14.56	0.13		1.12	1.25	(0.36)	(0.35)	(0.71)	15.10	8.89	21,900		0.59		0.35		0.89		14
	5/31/14		12.99	0.11		2.20	2.31	(0.45)	(0.29)	(0.74)	14.56	18.00	19,483		0.73		0.35		0.77		24
Retail Class:	5/31/18		15.22	0.14		2.10	2.24	(0.39)	(0.19)	(0.58)	16.88	14.84	52,360		0.60		0.41		0.85		38
	5/31/17		13.43	0.13		2.18	2.31	(0.08)	(0.44)	(0.52)	15.22	17.64	35,262		0.72		0.42		0.91		20
	5/31/16		15.08	0.10		(0.85)	(0.75)	(0.15)	(0.75)	(0.90)	13.43	(4.78)	24,905		0.74		0.43		0.76		41
	5/31/15		14.55	0.13		1.10	1.23	(0.35)	(0.35)	(0.70)	15.08	8.79	28,349		0.66		0.42		0.87		14
	5/31/14		12.99	0.10		2.19	2.29	(0.44)	(0.29)	(0.73)	14.55	17.86	21,100		0.82		0.44		0.71		24

‡	The Advisor Class commenced operations on December 4, 2015.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

48	2018 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2018 Annual Report	49

Notes to financial statements

TIAA-CREF Lifestyle Funds

Note 1—organization and significant accounting policies

The Lifestyle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are recorded on the ex-dividend date. Dividends from investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from investments on the Statements of Operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method.

50	2018 Annual Report ■ TIAA-CREF Lifestyle Funds

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2018, permanent book and tax differences resulting primarily from the reclassification of short-term capital gain distributions received from underlying funds from realized gain(loss) to ordinary income, dividend redesignations, and the utilization of equalization credits were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

TIAA-CREF Lifestyle Funds ■ 2018 Annual Report	51

Notes to financial statements

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and various filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 1, 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT during the deferral period. On August 1, 2017, the Funds implemented amendments to Regulation S-X related to derivatives and other disclosures in the financial statements and various filings. Form N-PORT, Form N-CEN and amended S-X disclosures required under this rule did not have an impact on net assets or results of operations. Please refer to Note 3 of the financial statements disclosures for details.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule, in relation to the implementation of the liquidity risk management program and the 15% illiquid investment limit, must be adopted by December 1, 2018. In February 2018, the Commission issued Release No. IC-33010, which delayed the compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of this rule to the Funds’ financial statements and various filings.

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule was September 5, 2017. This rule did not materially impact the Funds’ financial statements and various filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

52	2018 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities. As of May 31, 2018, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the year ended May 31, 2018, there were no transfers between levels by the Funds.

As of May 31, 2018, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially, all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Premier Class and the Retail Class of each Fund compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class and Retail Class of the Fund at the annual

TIAA-CREF Lifestyle Funds ■ 2018 Annual Report	53

Notes to financial statements

rate of 0.15% and 0.25% of the average daily net assets attributable to the Fund’s Premier Class and Retail Class, respectively.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.10% of average daily net assets for the Institutional Class shares; 0.25% of average daily net assets for the Advisor Class shares; 0.25% of average daily net assets for the Premier Class shares; 0.35% of average daily net assets for the Retirement Class shares; and 0.49% of average daily net assets for the Retail Class shares. The expense reimbursement arrangements will continue through at least September 30, 2018, unless changed with the approval of the Board.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended May 31, 2018, these transactions did not materially impact the Funds.

The following is the percentage of the Funds’ shares owned by TIAA as of May 31, 2018:

Fund	TIAA
Lifestyle Income	1%
Lifestyle Aggressive Growth	1

54	2018 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands^):

Issue	Value at 5/31/17	Purchase cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 5/31/18
Lifestyle Income Fund
TIAA-CREF Funds:
Bond	$13,129	$3,307	$1,788	$(33)	$(398)	$411	$14,209
Bond Plus	12,624	2,645	2,153	(24)	(358)	417	12,727
Emerging Markets Equity	736	471	282	48	19	6	965
Enhanced International Equity Index	1,061	610	227	5	27	36	1,476
Enhanced Large-Cap Growth Index	879	559	452	98	77	10	1,115
Enhanced Large-Cap Value Index	825	581	401	41	10	17	1,018
Growth & Income	2,044	494	560	125	179	23	2,204
High-Yield	26	—	26	3	(3)	—	—
International Equity	1,079	324	374	65	29	12	1,109
International Opportunities	857	203	289	35	100	11	906
International Small-Cap Equity	559	176	154	28	17	15	606
Large-Cap Growth	2,342	655	844	209	328	11	2,602
Large-Cap Value	2,195	753	659	141	18	33	2,332
Short-Term Bond	26,232	6,597	3,737	(14)	(322)	561	28,741
Small-Cap Equity	696	336	486	91	10	5	585
Small/Mid-Cap Equity	408	122	131	30	60	4	470
	$65,692	$17,833	$12,563	$848	$(207)	$1,572	$71,065

TIAA-CREF Lifestyle Funds ■ 2018 Annual Report	55

Notes to financial statements

Issue	Value at 5/31/17	Purchase cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 5/31/18
Lifestyle Conservative Fund
TIAA-CREF Funds:
Bond	$17,862	$6,589	$1,364	$(25)	$(645)	$624	$22,405
Bond Plus	52,211	16,829	4,653	(62)	(1,774)	1,929	62,517
Emerging Markets Equity	3,646	2,062	745	199	172	35	5,181
Enhanced International Equity Index	5,293	2,495	462	(4)	193	194	7,515
Enhanced Large-Cap Growth Index	4,785	2,460	1,421	451	582	61	6,572
Enhanced Large-Cap Value Index	4,490	2,646	1,248	234	80	104	5,965
Growth & Income	11,123	3,311	1,904	667	1,172	137	13,889
High-Yield	72	2	74	8	(8)	—	—
International Equity	5,871	1,869	1,236	265	288	74	6,970
International Opportunities	4,656	1,172	896	117	684	65	5,733
International Small-Cap Equity	3,044	1,137	500	147	108	95	3,811
Large-Cap Growth	12,745	3,806	2,890	974	2,283	69	16,373
Large-Cap Value	11,946	4,655	2,142	781	146	203	14,670
Short-Term Bond	35,740	13,489	2,822	(3)	(515)	852	45,866
Small-Cap Equity	3,253	1,607	1,417	399	174	28	3,673
Small/Mid-Cap Equity	2,221	762	450	168	375	27	2,960
	$178,958	$64,891	$24,224	$4,316	$3,315	$4,497	$224,100
Lifestyle Moderate Fund
TIAA-CREF Funds:
Bond Plus	$101,556	$37,664	$8,326	$(123)	$(3,493)	$3,786	$127,212
Emerging Markets Equity	7,683	3,715	1,016	358	435	75	10,851
Enhanced International Equity Index	11,146	4,383	555	(14)	404	405	15,364
Enhanced Large-Cap Growth Index	10,398	4,387	2,099	835	1,378	133	14,275
Enhanced Large-Cap Value Index	9,771	4,609	1,614	490	182	228	12,919
Growth & Income	24,184	6,727	3,007	1,273	2,703	296	30,837
High-Yield	104	3	107	12	(12)	—	—
International Equity	12,761	3,414	1,694	399	767	162	15,458
International Opportunities	10,146	2,177	1,339	165	1,559	142	12,708
International Small-Cap Equity	6,620	2,181	618	307	231	207	8,449
Large-Cap Growth	27,739	7,555	4,816	1,801	5,259	150	36,350
Large-Cap Value	25,981	9,500	3,311	1,596	358	440	32,569
Small-Cap Equity	6,689	3,028	2,047	747	465	60	8,158
Small/Mid-Cap Equity	4,828	1,484	657	308	870	58	6,578
	$259,606	$90,827	$31,206	$8,154	$11,106	$6,142	$331,728

56	2018 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

Issue	Value at 5/31/17	Purchase cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 5/31/18
Lifestyle Growth Fund
TIAA-CREF Funds:
Bond Plus	$20,448	$11,646	$3,219	$(54)	$(753)	$814	$28,054
Emerging Markets Equity	4,126	2,702	594	187	231	44	6,463
Enhanced International Equity Index	6,008	3,320	479	(15)	215	235	9,049
Enhanced Large-Cap Growth Index	5,693	3,256	1,203	480	812	79	8,669
Enhanced Large-Cap Value Index	5,354	3,398	981	285	88	135	7,837
Growth & Income	13,255	5,449	1,458	706	1,622	172	18,952
High-Yield	43	1	43	4	(5)	—	—
International Equity	6,957	3,066	1,043	177	460	96	9,504
International Opportunities	5,520	2,024	720	56	931	85	7,811
International Small-Cap Equity	3,620	1,819	368	162	124	123	5,196
Large-Cap Growth	15,207	6,370	2,681	994	3,177	89	22,361
Large-Cap Value	14,239	7,341	1,715	922	161	263	20,020
Small-Cap Equity	3,560	2,148	975	423	280	34	5,017
Small/Mid-Cap Equity	2,647	1,264	410	175	517	34	4,042
	$106,677	$53,804	$15,889	$4,502	$7,860	$2,203	$152,975
Lifestyle Aggressive Growth Fund
TIAA-CREF Funds:
Emerging Markets Equity	$3,119	$2,951	$702	$145	$144	$38	$5,505
Enhanced International Equity Index	4,558	3,468	842	(18)	162	185	7,328
Enhanced Large-Cap Growth Index	4,430	3,679	1,051	360	686	66	7,796
Enhanced Large-Cap Value Index	4,157	3,666	819	231	41	112	7,020
Growth & Income	10,540	7,882	2,114	531	1,361	147	17,674
International Equity	5,558	4,286	1,314	152	312	81	8,899
International Opportunities	4,408	3,138	1,035	28	776	72	7,315
International Small-Cap Equity	2,884	2,489	583	121	88	104	4,863
Large-Cap Growth	12,094	8,693	2,821	805	2,689	75	20,862
Large-Cap Value	11,327	9,702	2,339	717	79	222	18,701
Small-Cap Equity	2,782	2,573	892	333	247	29	4,693
Small/Mid-Cap Equity	2,106	1,676	464	151	435	29	3,776
	$67,963	$54,203	$14,976	$3,556	$7,020	$1,160	$114,432
^	Some amounts represent less than $1,000.

TIAA-CREF Lifestyle Funds ■ 2018 Annual Report	57

Notes to financial statements

Note 4—investments

Net unrealized appreciation (depreciation): At May 31, 2018, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Lifestyle Income	$69,543	$2,654	$(1,132)	$1,522
Lifestyle Conservative	212,091	15,226	(3,217)	12,009
Lifestyle Moderate	302,433	33,032	(3,737)	29,295
Lifestyle Growth	133,722	20,000	(747)	19,253
Lifestyle Aggressive Growth	97,401	17,031	—	17,031

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended May 31, 2018 were as follows (dollar amounts are in thousands):

Fund	Non-U.S. government purchases	Non-U.S. government sales
Lifestyle Income	$18,637	$13,362
Lifestyle Conservative	68,083	27,420
Lifestyle Moderate	90,827	31,206
Lifestyle Growth	62,726	24,786
Lifestyle Aggressive Growth	74,216	35,032

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the years ended May 31, 2018 and May 31, 2017 was as follows:

	5/31/2018			5/31/2017
Fund	Ordinary income	Long-term capital gains	Total	Ordinary income	Long-term capital gains	Total
Lifestyle Income	$1,480,445	$345,814	$1,826,259	$1,241,456	$388,117	$1,629,573
Lifestyle Conservative	4,769,177	1,134,945	5,904,122	3,137,719	1,931,506	5,069,225
Lifestyle Moderate	7,373,208	1,892,953	9,266,161	4,472,397	3,834,252	8,306,649
Lifestyle Growth	3,464,544	853,696	4,318,240	890,784	2,176,278	3,067,062
Lifestyle Aggressive Growth	2,221,964	1,034,147	3,256,111	310,103	1,587,243	1,897,346

58	2018 Annual Report ■ TIAA-CREF Lifestyle Funds

concluded

As of May 31, 2018, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term capital gains	Unrealized appreciation (depreciation	)	Late-year loss deferrals	Total
Lifestyle Income	$214,332	$515,681	$1,521,959		$(5,781)	$2,246,191
Lifestyle Conservative	512,995	2,732,732	12,008,649		(52)	15,254,324
Lifestyle Moderate	558,503	5,221,961	29,295,060		—	35,075,524
Lifestyle Growth	213,064	2,909,478	19,253,166		—	22,375,708
Lifestyle Aggressive Growth	—	2,151,386	17,031,029		(38,171)	19,144,244

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, and the treatment of short-term gain as ordinary income for tax purposes.

Note 6—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 20, 2017 expiring on June 19, 2018, replacing the previous facility, which expired June 2017. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended May 31, 2018, there were no borrowings under this credit facility by the Funds.

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

Note 8—subsequent event

Effective June 19, 2018, the line of credit that each Fund participates in was reduced to $1.25 billion of an unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility will expire on June 18, 2019.

TIAA-CREF Lifestyle Funds ■ 2018 Annual Report	59

Report of independent registered public accounting firm

To the Board of Trustees of the TIAA-CREF Funds and Shareholders of the TIAA-CREF Lifestyle Income Fund, TIAA-CREF Lifestyle Conservative Fund, TIAA-CREF Lifestyle Moderate Fund, TIAA-CREF Lifestyle Growth Fund, and TIAA-CREF Lifestyle Aggressive Growth Fund:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the TIAA-CREF Lifestyle Income Fund, TIAA-CREF Lifestyle Conservative Fund, TIAA-CREF Lifestyle Moderate Fund, TIAA-CREF Lifestyle Growth Fund, and TIAA-CREF Lifestyle Aggressive Growth Fund (five of the funds constituting the TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) as of May 31, 2018, the related statements of operations for the year ended May 31, 2018, the statements of changes in net assets for each of the two years in the period ended May 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2018, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included

60	2018 Annual Report ■ TIAA-CREF Lifestyle Funds

concluded

confirmation of securities owned as of May 31, 2018 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

July 13, 2018

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

TIAA-CREF Lifestyle Funds ■ 2018 Annual Report	61

Important tax information (unaudited)

For the year ended May 31, 2018, the Lifestyle Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Fund	Long term capital gains
Lifestyle Income	$387,076
Lifestyle Conservative	1,326,421
Lifestyle Moderate	2,174,711
Lifestyle Growth	1,021,248
Lifestyle Aggressive Growth	1,230,352

For the year ended May 31, 2018, the Lifestyle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualified dividends.

Fund	Percentage
Lifestyle Income	12.24%
Lifestyle Conservative	23.03%
Lifestyle Moderate	32.70%
Lifestyle Growth	49.68%
Lifestyle Aggressive Growth	59.96%

For the year ended May 31, 2018, the Lifestyle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage
Lifestyle Income	7.81%
Lifestyle Conservative	14.92%
Lifestyle Moderate	21.30%
Lifestyle Growth	32.40%
Lifestyle Aggressive Growth	41.10%

For the year ended May 31, 2018, the Lifestyle Funds received the following amounts of income from their respective underlying funds that was from foreign sources:

Fund	Foreign source income	Foreign source income per share
Lifestyle Income	$ 57,948	$ 0.00950
Lifestyle Conservative	336,731	0.02031
Lifestyle Moderate	719,177	0.03329
Lifestyle Growth	422,893	0.04818
Lifestyle Aggressive Growth	346,563	0.06276

62	2018 Annual Report ■ TIAA-CREF Lifestyle Funds

For the year ended May 31, 2018, the Lifestyle Funds have elected to pass through the following amounts of foreign taxes paid by their respective underlying funds:

Fund	Foreign taxes paid	Foreign taxes paid per share
Lifestyle Income	$ 8,386	$ 0.00138
Lifestyle Conservative	48,794	0.00294
Lifestyle Moderate	104,296	0.00483
Lifestyle Growth	61,339	0.00699
Lifestyle Aggressive Growth	50,319	0.00911

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2018, which will be reported in conjunction with your 2018 Form 1099-DIV.

By early 2019, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax adviser.

TIAA-CREF Lifestyle Funds ■ 2018 Annual Report	63

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  May 31, 2018

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	87	Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation.
Janice C. Eberly c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2018.	James R. and Helen D. Russell Professor of Finance at the Kellogg School of Management at Northwestern University (2002–2011 and since 2013) and Chair of the Finance Department (2005–2007). Assistant Secretary for Economic Policy at the United States Department of the Treasury (2011–2013).	87	Member of the Board of the Office of Finance, Federal Home Loan Banks.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and certain funds advised by American Beacon Advisors, Inc.	87	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	87	Director of Copper Rock Capital Partners, LLC (investment adviser).

64	2018 Annual Report ■ TIAA-CREF Lifestyle Funds

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	87	Director, Commonwealth (non-profit organization).
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Chairman of the Board and Trustee	Indefinite term. Trustee since 2011. Chairman for term ending July 1, 2021.	Advisory Director (2010–2011), Partner (2004–2010), Managing Director (1999–2004), Co-Head of Global Cash and Fixed Income Portfolio Management Team, Goldman Sachs Asset Management.	87	Director and Chair of the Finance and Investment Committee, Aflac Incorporated; Director and Investment Committee member, Sansum Clinic; Investment Committee member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and President, Crane Country Day School.
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1948	Trustee	Indefinite term. Trustee since 2003.	Chairman, First Eagle Holdings (since 2016), Chief Executive Officer (2010–2016), President (2009–2016) and Chief Operating Officer (2009–2010), First Eagle Investment Management, LLC; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	87	Chairman, First Eagle Holdings, LLC; Director, Jones Lang LaSalle Incorporated; Close Brothers Group plc; Jupiter Fund Management plc; Trustee. North Shore Land Alliance, Inc., Prep for Prep, and American Associates of the National Theatre.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996); Affiliated Faculty Member of the Finance Group at the Alfred P. Sloan School of Management of MIT (since 2014); Head (2006–2008) and Associate Head (1994-2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	87	Director, National Bureau of Economic Research and the Alfred P. Sloan Foundation; Member, Congressional Budget Office Panel of Economic Advisers.

TIAA-CREF Lifestyle Funds ■ 2018 Annual Report	65

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  May 31, 2018

Trustees – concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2016); Chairman and Chief Executive Officer (1991–2016) and Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (2003–2016), Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	87	Director, SCANA Corporation (energy holding company).
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002), Director of the AIM Investment Center, Associate Dean for Research (since 2011), Chairman, (2002–2011) and Professor (since 1987), McCombs School of Business, University of Texas at Austin.	87	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors); and Investment Advisory Committee, Employees Retirement System of Texas.

66	2018 Annual Report ■ TIAA-CREF Lifestyle Funds

Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Vijay Advani TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1960	Executive Vice President	One-year term. Executive Vice President since 2018.	Chief Executive Officer, Nuveen. Executive Vice President of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex.”) Prior to joining Nuveen, Mr. Advani served as Co-President of Franklin Resources, Inc.-Franklin Templeton Investments.
Mona Bhalla TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1969	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2017.	Senior Managing Director and Corporate Secretary of Teachers Insurance and Annuity Association of America (“TIAA”) and the TIAA-CREF Fund Complex. Prior to joining TIAA, Ms. Bhalla served as Senior Vice President, Counsel and Corporate Secretary of AllianceBernstein L.P.
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Managing Director, Senior Compliance Officer of TIAA. Chief Compliance Officer of the TIAA-CREF Fund Complex.
Bradley Finkle TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2017.	Senior Managing Director, Co-Head of Nuveen Equities & Fixed Income and President of TIAA Investments. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds.

TIAA-CREF Lifestyle Funds ■ 2018 Annual Report	67

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds  ■  May 31, 2018

Officers – concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Jose Minaya TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1971	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Vice President, Chief investment Officer and President, Nuveen Global Investments. Executive Vice President of the TIAA-CREF Fund Complex.
Ronald R. Pressman TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2012.	Senior Executive Vice President, Chief Executive Officer, Institutional Financial Services of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex.
Phillip T. Rollock TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2018.	Executive Vice President and Chief Legal Officer of TIAA and of the TIAA-CREF Fund Complex. Previously, Senior Managing Director, Deputy General Counsel and Corporate Secretary of the TIAA and the TIAA-CREF Fund Complex.
Christopher A. Van Buren TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Vice President, Deputy Chief Risk Officer, TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Van Buren served as Managing Director of Group Risk Control of UBS.

68	2018 Annual Report ■ TIAA-CREF Lifestyle Funds

E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2017.	Managing Director, Head, TC Fund Administration, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1; and Treasurer of CREF.
Sean N. Woodroffe TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Executive Vice President	One-year term. Executive Vice President since 2018.	Senior Executive Vice President, Chief Human Resources Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Woodroffe served as Chief People Officer at National Life Group.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa.org, or by calling 800 223-1200.

TIAA-CREF Lifestyle Funds ■ 2018 Annual Report	69

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Lifestyle Funds

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each of its series. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to the Lifestyle Funds (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. None of the Trustees are interested persons of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Overview of the renewal process

The Board held a meeting on March 15, 2018, at which it considered the annual renewal of the Agreement with respect to each Fund using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.

Among other matters, the Operations Committee, following its consultations with Advisors’ representatives, the Trustees, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirms or establishes certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data regarding each Fund, including data relating to each Fund’s management fee rate, total expense ratio, short-term and long-term investment performance and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies and

70	2018 Annual Report ■ TIAA-CREF Lifestyle Funds

against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of each Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board reviewed, the methodologies it employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an objective view of each Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board).

Among other matters, the Board also requested and received additional information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to each Fund pursuant to the Agreement.

In advance of the Board meeting held on March 15, 2018, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to the Fund’s direct payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Funds at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of

TIAA-CREF Lifestyle Funds ■ 2018 Annual Report	71

Approval of investment management agreement (unaudited)

Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service. The Trustees were given the opportunity to and did ask questions and request additional information throughout their deliberations, and they reviewed responses from Advisors to follow-up requests presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to general session meetings that included Advisors’ personnel, the Trustees met in private sessions, at which no Advisors’ representatives were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process includes a series of meetings leading up to the March 15, 2018 meeting, the oversight and evaluation of Advisors’ services to the Funds by the Board and its Committees is ongoing. The Board, as well as its Committees, reviewed reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at regularly scheduled meetings of the Board, the Board and the Investment Committee receive and review, among other matters, information regarding the performance of the Funds. Thus, in reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its

72	2018 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

meeting on March 15, 2018, all Board members in attendance voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds (the “Life Funds”) and TIAA Separate Account VA-1, as well as sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds (which are funds of funds that may invest their assets in the securities of affiliated and unaffiliated investment companies or other investment pools, referred to as “underlying funds”), including conducting research, identifying investments and placing orders to buy and sell shares of underlying funds for the Funds’ investment portfolios; active daily monitoring of the Funds’ investment portfolios; reporting on the investment performance of the Funds to the Board on a regular basis; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Funds, including the impact of recent and anticipated operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its

TIAA-CREF Lifestyle Funds ■ 2018 Annual Report	73

Approval of investment management agreement (unaudited)

benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below. The Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable.

Cost and profitability

The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2017. The Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial and other risks assumed by Advisors in managing the Funds. The Board also acknowledged certain contractual fee rate reductions, temporary fee waivers and reimbursements of expenses above specified amounts undertaken by Advisors with respect to many of the underlying funds in which the Funds invest that, in turn, reduce the Funds’ expenses. The Board also acknowledged Advisors’ commitment to reimburse Fund expenses to the extent that total annual operating expenses exceeded certain specified amounts. The Board considered that Advisors had incurred a net loss with respect to each of the Funds in 2017. The Board also considered that, in the aggregate, Advisors generated indirect earnings with respect to the Funds’ investment in underlying funds also managed by Advisors.

Fees charged by other advisers

The Board considered comparative information regarding each Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the Fund-by-Fund synopsis below. The Board determined that the management fee rate charged to a Fund under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Another limitation noted by the Board was Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of peer mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

74	2018 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund, and whether any such economies are shared with the Funds. The Board also considered that because Advisors operated each Fund at a loss, there is little opportunity to pass economies of scale on to Fund shareholders. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee and performance comparisons with other Advisors clients

The Board considered that Advisors provides similar investment management services to other investment companies. The Board noted that Advisors provides funds of funds management services to the TIAA-CREF Lifecycle Funds, the TIAA-CREF Lifecycle Index Funds and the TIAA-CREF Life Balanced Fund at annual management fee rates of 0.10% of average daily net assets. However, in the case of the Lifecycle and Lifecycle Index Funds, Advisors waives all or part of these fees. Additionally, Advisors manages the TIAA-CREF Managed Allocation Fund, for which Advisors receives no management fee. The Board also reviewed the performance of these other funds of funds while reviewing the performance of the Funds.

Other benefits

The Board also considered additional benefits to Advisors and its affiliates arising from the Agreement. For example, Advisors and its affiliates may benefit from their relationship with the Funds to the extent that this relationship results in potential investors viewing Teachers Insurance and Annuity Association of America (“TIAA”), of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both Advisors and certain funds managed by Advisors or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel. Additionally, the Funds may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable insurance products, funds of funds and 529 education savings plans.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Retail Class shares of each Fund. Because the Retail Class generally has higher non-management expenses than

TIAA-CREF Lifestyle Funds ■ 2018 Annual Report	75

Approval of investment management agreement (unaudited)

the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Retail Class. All time periods referenced below are ended December 31, 2017. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2017. Statements below regarding a “net loss” refer to Advisors incurring a loss for the services that it rendered to a Fund during 2017 under the Agreement.

Lifestyle Aggressive Growth Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”).
•	The Fund was in the 1st quintile of the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for each of the one-, three- and five-year periods. The Fund was in the 1st quintile of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Lifestyle Growth Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group. With respect to both its actual management fee rate and the contractual management fee rate, the Fund ranked 1 out of 5 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Universe.
•	The Fund was in the 1st quintile of both its Performance Group and Performance Universe for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

76	2018 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

Lifestyle Moderate Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group. With respect to both its actual management fee rate and the contractual management fee rate, the Fund ranked 1 out of 5 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Universe.
•	The Fund was in the 1st quintile of both its Performance Group and Performance Universe for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Lifestyle Conservative Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 1st quintile of both its Performance Group and Performance Universe for the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Lifestyle Income Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 5th, 2nd and 4th quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 4th, 3rd and 4th quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate

TIAA-CREF Lifestyle Funds ■ 2018 Annual Report	77

Approval of investment management agreement (unaudited)	concluded

with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

78	2018 Annual Report ■ TIAA-CREF Lifestyle Funds

Additional information about index providers (unaudited)

Russell Indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

MSCI Indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Bloomberg Barclays Indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Morningstar Index

©2018 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

TIAA-CREF Lifestyle Funds ■ 2018 Annual Report	79

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How to reach us

Websites

TIAA.org
nuveen.com

Automated telephone service

800-842-2252
24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Teachers Personal Investors Services, Inc., Nuveen Securities, LLC, and TIAA-CREF Individual & Institutional Services, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2018 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

TIAA 730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA

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TIAA

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TIAA
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491513	A13442 (7/18)

Annual Report ■ May 31, 2018

TIAA-CREF
Managed Allocation Fund

of the TIAA-CREF Funds

The annual report contains the audited financial statements.

Fund name	Institutional Class	Retirement Class	Retail Class
Managed Allocation Fund	TIMIX	TITRX	TIMRX

Understanding this report

This annual report contains information about the Managed Allocation Fund and describes the Fund’s results for the twelve months ended May 31, 2018. The report contains four main sections:

•	A letter from Brad Finkle, President of TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments.
•	The Fund performance section compares the Fund’s investment returns with those of its composite benchmark and broad market indexes.
•	The portfolio of investments lists the underlying TIAA-CREF Funds in which the Managed Allocation Fund had investments as of May 31, 2018.
•	The financial statements provide detailed information about the operations and financial condition of the Fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in the TIAA-CREF Managed Allocation Fund, please read the Fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Managed Allocation Fund ■ 2018 Annual Report	3

Letter to investors

Global stock markets produced solid gains during the twelve-month period ended May 31, 2018. U.S. equities climbed amid a healthy domestic economy and business-friendly tax reform. Foreign stocks also rose, especially in emerging markets, despite trade tensions between the United States and China. By comparison, U.S. fixed-income markets struggled as bond prices were pressured by higher interest rates. These market conditions were reflected in the performance of the TIAA-CREF Managed Allocation Fund by way of its investments in various asset classes through underlying TIAA-CREF Funds.

•	The Fund’s Institutional Class advanced 9.0%, outpacing the 7.9% return of its composite benchmark.
•	Relative results were attributable to the robust performance of certain underlying mutual funds in the equity and fixed-income asset classes.
•	These positive results continued to support the solid performance of the TIAA-CREF Managed Allocation Fund over longer periods of time.

Stock prices moved higher around the world

Equity markets throughout the world continued to advance during the past twelve months. In the United States, the broad stock market, as represented by the Russell 3000® Index, gained 15.1%. U.S. economic growth remained solid during that time, reinforced by the lowest unemployment rate in 18 years, a generally stable level of inflation and new tax reform legislation. Against this backdrop, the Federal Reserve raised the federal funds target rate three times during the period—in June and December of 2017 and again in March 2018—pushing the key short-term interest-rate measure to 1.50%–1.75%.

Stock prices in foreign markets also advanced. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 24 emerging-markets countries, returned 10.3% in U.S.-dollar terms. Strong earnings growth in developed international markets underpinned their positive results, especially in the first half of the period, while emerging markets benefited from increased oil prices.

U.S. investment-grade bonds struggled amid a rising interest-rate environment as Fed policymakers responded to continued economic growth and tightening labor markets. The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, declined 0.4% during the period.

4	2018 Annual Report ■ TIAA-CREF Managed Allocation Fund

Brad Finkle

Long may you run

Saving for the future is a marathon, not a sprint, so it is certainly refreshing when the wind is at your back. Investors have enjoyed a tailwind for the past several years as the global economy and stock markets have continued their upward trend. While there will always be obstacles along the way, patience and staying focused on the journey ahead may help you overcome them.

TIAA-CREF Managed Allocation Fund’s investment strategy is built for journeys like this. We recognize that financial markets do change over time. That’s why the investment approach of this Fund is designed to help keep investors on the right track. With its dynamic diversification strategy, this Fund seeks to reduce the impact of the market’s ups and downs. (Of course, diversification does not guarantee against market loss.)

We always stand ready to assist you with any questions or concerns regarding your investment in the TIAA-CREF Managed Allocation Fund. You may reach us online by visiting TIAA.org or by calling a TIAA financial consultant at 800-842-2252.

/s/ Brad Finkle

Brad Finkle

President

TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments

TIAA-CREF Managed Allocation Fund ■ 2018 Annual Report	5

Information for investors

Portfolio holdings

The complete portfolio of investments for the Managed Allocation Fund appears on page 14 of this report. You can obtain a complete list of the holdings of the Managed Allocation Fund and of the underlying funds in which the Managed Allocation Fund invests (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Managed Allocation Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.
Call 202-551-8090 for more information.

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Managed Allocation Fund can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Managed Allocation Fund’s under -lying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Managed Allocation Fund is managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the Fund.

6	2018 Annual Report ■ TIAA-CREF Managed Allocation Fund

About the Fund’s benchmarks

Composite benchmark

The Managed Allocation Fund uses a composite benchmark that combines the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI ACWI ex USA Investable Market Index (IMI) (international equity) measures the performance of large-, mid- and small-cap equities across 22 of 23 developed-markets countries (excluding the United States) and 24 emerging-markets countries. The index is a free-float-adjusted market capitalization index that covers approximately 99% of the global equity opportunity set outside the United States.
•	The Bloomberg Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

Broad market index

The returns shown against the broad-based securities market index compare the Fund’s average annual returns with a broad measure of market performance. The Morningstar Moderate Target Risk Index is an asset allocation index comprised of constituent Morningstar indices and reflects global equity market exposure of 60% based on an asset allocation methodology from Ibbotson Associates, a Morningstar company. The returns of the Morningstar Moderate Target Risk Index reflect multi-asset class exposure and a similar risk profile as the Fund.

Russell 3000 is a trademark and service mark of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the Fund’s latest prospectus.

TIAA-CREF Managed Allocation Fund ■ 2018 Annual Report	7

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense example that appears in this report is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the Fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2017–May 31, 2018).

Actual expenses

The first line of the two lines listed for each share class in the table uses that class’ actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. The fund has a contractual fee reimbursement. Had it not been in effect, fund expenses may have been higher.

Hypothetical example for comparison purposes

The second line in each share class’ entry shows hypothetical account values and expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

8	2018 Annual Report ■ TIAA-CREF Managed Allocation Fund

Important information about expenses

Expense example

Six months ended May 31, 2018

Managed Allocation Fund	Beginning account value (12/1/17)	Ending account value (5/31/18)	Expenses paid during period (12/1/17–5/31/18	* )	Effective expenses paid during period (12/1/17–5/31/18	† )
Institutional Class
Actual return	$1,000.00	$1,014.87	$0.00		$1.96
5% annual hypothetical return	1,000.00	1,024.93	0.00		1.97
Retirement Class
Actual return	1,000.00	1,013.62	1.26		3.21
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.23
Retail Class
Actual return	1,000.00	1,013.53	1.26		3.21
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.23

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2018. The Fund’s annualized six-month expense ratio for that period was 0.00% for the Institutional Class, 0.25% for the Retirement Class and 0.25% for the Retail Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.
†	“Effective expenses paid during period” is based on the Fund’s total expense ratio for the most recent fiscal half-year, which includes the Fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the Fund bears through its investment in the underlying funds) for the most recent fiscal half-year. For that period, the total annualized weighted average expense ratio was 0.39% for the Institutional Class, 0.64% for the Retirement Class and 0.64% for the Retail Class.

TIAA-CREF Managed Allocation Fund ■ 2018 Annual Report	9

Managed Allocation Fund

Performance for the twelve months ended May 31, 2018

The Managed Allocation Fund returned 9.04% for the Institutional Class, compared with the 7.93% return of its benchmark, the Managed Allocation Fund Composite Index. The table on page 12 shows returns for all share classes of the Fund.

Stocks advanced, bonds struggled amid economic growth and U.S. rate hikes

The U.S. economic growth cycle continued during the twelve-month period, as the unemployment rate fell to lows not seen since early 2000 and inflation remained at a consistent level. Real U.S. gross domestic product (GDP), which measures the value of all goods and services produced in the United States, grew by 3.2% and 2.9% in the third and fourth quarters of 2017, respectively. However, GDP growth slowed to 2.0% in the first quarter of 2018, according to the U.S. government’s third estimate. The unemployment rate declined to 3.8% in May 2018, its lowest level in 18 years. Core inflation, which includes all items except food and energy, rose 2.2% for the twelve months ended May 31, 2018. The price of West Texas Intermediate crude oil rose from just over $48 per barrel on June 1, 2017, to nearly $67 on May 31, 2018.

The Federal Reserve raised the federal funds target rate three times during the period—in June and December of 2017 and again in March 2018—pushing the key short-term interest-rate measure to 1.50%–1.75%. New Fed chairman Jerome Powell said he supported further gradual rate increases in response to continued economic improvement.

For the twelve-month period, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 15.06%. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 24 emerging-markets countries, returned 10.30% in U.S.-dollar terms. Stocks in emerging markets posted solid gains, in part due to the rise in oil prices.

U.S. investment-grade bonds struggled amid a rising interest-rate environment as Fed policymakers responded to continued economic growth and tightening labor markets. The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, declined 0.37% during the period.

10	2018 Annual Report ■ TIAA-CREF Managed Allocation Fund

Most equity funds posted double-digit gains

The Managed Allocation Fund may invest in up to three sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks) and fixed income. The Fund does this by investing in various underlying TIAA-CREF Funds that, in turn, buy stocks, bonds and other securities in these market sectors.

For the twelve months, the U.S. and foreign equity sectors contributed most to the Fund’s absolute return—that is, without regard to the performance of its composite benchmark. Most domestic and international equity funds produced double-digit gains. Within the U.S. stock sector, the Large-Cap Growth Fund generated the strongest results. The International Opportunities Fund was the best performer in the foreign equity sector. (All fund returns are for the Institutional Class.)

Stock and fixed-income funds boosted relative performance

For the period, the Fund outperformed its composite benchmark due to the relative strength of underlying equity and fixed-income investments. The largest contributor to relative performance was the Large-Cap Growth Fund, followed closely by the International Opportunities Fund. The Bond Plus Fund was also a significant contributor to the Fund’s relative performance.

Among other U.S. stock investments, the Growth & Income Fund and the Small/Mid-Cap Equity Fund also contributed to the Fund’s relative performance. The Small-Cap Equity Fund detracted from relative performance.

Within the international stock sector, the International Equity Fund also contributed to the Fund’s outperformance. The International Small-Cap Equity Fund, Emerging Markets Equity Fund and the Enhanced International Equity Index Fund all detracted from the Fund’s relative strength. (Performance of the Managed Allocation Fund’s underlying funds can be found at TIAA.org/performance.)

TIAA-CREF Managed Allocation Fund ■ 2018 Annual Report	11

Managed Allocation Fund

Performance as of May 31, 2018

Managed Allocation Fund		Total return	Average annual total return		Annual operating expenses*#
	Inception date	1 year	5 years	10 years	gross	net
Institutional Class	3/31/06	9.04%	7.73%	6.30%	0.43%	0.40%
Retirement Class	3/31/06	8.70	7.45	6.03	0.68	0.65
Retail Class	3/31/06	8.75	7.45	6.07	0.72	0.65
Managed Allocation Fund Composite Index†	—	7.93	7.29	6.12	—	—
Broad market indexes**
Morningstar Moderate Target Risk Index	—	7.49	6.58	5.78	—	—
Russell 3000® Index	—	15.06	12.85	9.21	—	—
Bloomberg Barclays U.S. Aggregate Bond Index	—	–0.37	1.98	3.72	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least September 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	On May 31, 2018, the Managed Allocation Fund Composite Index consisted of: 42.0% Russell 3000 Index; 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; and 18.0% MSCI ACWI ex USA IMI. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Russell 3000 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the Morningstar Moderate Target Risk Index (60% global equity market exposure). For additional information, please see the Fund’s current prospectus.

12	2018 Annual Report ■ TIAA-CREF Managed Allocation Fund

Managed Allocation Fund

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

% of net assets as of 5/31/2018
Equity
U.S. equity	42.67%
International equity	18.94
Fixed income	38.32
Other assets & liabilities, net	0.07
Total	100.0

Target allocation

TIAA-CREF Managed Allocation Fund ■ 2018 Annual Report	13

Portfolio of investments

Managed Allocation Fund  ■  May 31, 2018

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9% (a)
FIXED INCOME—38.3%
32,765,210	TIAA-CREF Bond Plus Fund		$333,222,189	38.3%
	TOTAL FIXED INCOME		333,222,189	38.3
INTERNATIONAL EQUITY—18.9%
2,363,589	TIAA-CREF Emerging Markets Equity Fund		28,433,976	3.3
5,821,352	TIAA-CREF Enhanced International Equity Index Fund		47,036,523	5.4
2,591,509	TIAA-CREF International Equity Fund		33,767,358	3.9
2,437,700	TIAA-CREF International Opportunities Fund		33,274,604	3.8
1,831,086	TIAA-CREF International Small-Cap Equity Fund		22,156,136	2.5
	TOTAL INTERNATIONAL EQUITY		164,668,597	18.9
U.S. EQUITY—42.7%
4,463,065	TIAA-CREF Enhanced Large-Cap Growth Index Fund		64,089,617	7.4
5,726,445	TIAA-CREF Enhanced Large-Cap Value Index Fund		57,837,095	6.6
5,118,688	TIAA-CREF Growth & Income Fund		75,756,579	8.7
3,276,336	TIAA-CREF Large-Cap Growth Fund		71,391,359	8.2
3,408,085	TIAA-CREF Large-Cap Value Fund		64,003,835	7.4
1,093,230	TIAA-CREF Small-Cap Equity Fund		21,853,673	2.5
1,240,398	TIAA-CREF Small/Mid-Cap Equity Fund		16,125,180	1.9
	TOTAL U.S. EQUITY		371,057,338	42.7
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $718,942,811)	868,948,124	99.9

	TOTAL PORTFOLIO	(Cost $718,942,811)	868,948,124	99.9
	OTHER ASSETS & LIABILITIES, NET		599,467	0.1
	NET ASSETS		$869,547,591	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

14	2018 Annual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Statement of assets and liabilities

Managed Allocation Fund  ■  May 31, 2018

ASSETS
Affiliated investments, at value‡	$868,948,124
Cash	897,949
Receivable from securities transactions	3,831,485
Receivable from Fund shares sold	12,482
Dividends receivable	920,031
Due from affiliates	4,289
Other	74,036
Total assets	874,688,396

LIABILITIES
Service agreement fees payable	1,498
Distribution fees payable	165,736
Due to affiliates	1,473
Payable for securities transactions	4,477,048
Payable for Fund shares redeemed	350,779
Payable for trustee compensation	75,672
Accrued expenses and other payables	68,599
Total liabilities	5,140,805
NET ASSETS	$869,547,591

NET ASSETS CONSIST OF:
Paid-in-capital	$705,753,291
Undistributed net investment income (loss)	1,940,911
Accumulated net realized gain (loss) on total investments	11,848,076
Net unrealized appreciation (depreciation) on total investments	150,005,313
NET ASSETS	$869,547,591

INSTITUTIONAL CLASS:
Net assets	$17,467,829
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,355,484
Net asset value per share	$12.89

RETIREMENT CLASS:
Net assets	$72,980,666
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	5,671,198
Net asset value per share	$12.87

RETAIL CLASS:
Net assets	$779,099,096
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	60,307,877
Net asset value per share	$12.92
‡ Affiliated investments, cost	$718,942,811

See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2018 Annual Report	15

Statement of operations

Managed Allocation Fund  ■  For the year ended May 31, 2018

INVESTMENT INCOME
Dividends from affiliated investments	$17,725,134
Total income	17,725,134

EXPENSES
Shareholder servicing — Institutional Class	242
Shareholder servicing — Retirement Class	171,176
Shareholder servicing — Retail Class	275,398
Distribution fees — Retail Class	1,926,116
Administrative service fees	29,330
Trustee fees and expenses	10,103
Other expenses	200,526
Total expenses	2,612,891
Less: Expenses reimbursed by the investment adviser	(515,718)
Net expenses	2,097,173
Net investment income (loss)	15,627,961

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	10,416,503
Realized gain distributions from affiliated investments	19,202,528
Net realized gain (loss) from investments	29,619,031
Net change in unrealized appreciation (depreciation) from affiliated investments	25,914,003
Net realized and unrealized gain (loss) from investments	55,533,034
Net increase (decrease) in net assets from operations	$71,160,995

16	2018 Annual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

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TIAA-CREF Managed Allocation Fund ■ 2018 Annual Report	17

Statements of changes in net assets

Managed Allocation Fund  ■  For the year ended

		May 31, 2018	May 31, 2017
OPERATIONS
Net investment income (loss)		$15,627,961	$14,014,663
Net realized gain (loss) from investments		29,619,031	10,852,543
Net change in unrealized appreciation (depreciation) from affiliated investments		25,914,003	64,355,334
Net increase (decrease) in net assets from operations		71,160,995	89,222,540

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(411,517)	(318,350)
	Retirement Class	(1,744,919)	(1,268,160)
	Retail Class	(19,548,071)	(15,521,237)
From realized gains:	Institutional Class	(209,100)	(302,319)
	Retirement Class	(964,015)	(1,399,256)
	Retail Class	(10,812,806)	(16,796,151)
Total distributions		(33,690,428)	(35,605,473)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	8,267,218	5,089,245
	Retirement Class	15,733,928	16,868,351
	Retail Class	44,541,240	39,169,032
Reinvestments of distributions:	Institutional Class	596,715	592,344
	Retirement Class	2,708,934	2,667,416
	Retail Class	29,027,492	31,112,277
Redemptions:	Institutional Class	(5,370,488)	(5,958,474)
	Retirement Class	(12,384,956)	(9,553,278)
	Retail Class	(66,084,061)	(68,545,250)
Net increase (decrease) from shareholder transactions		17,036,022	11,441,663
Net increase (decrease) in net assets		54,506,589	65,058,730

NET ASSETS
Beginning of period		815,041,002	749,982,272
End of period		$869,547,591	$815,041,002
Undistributed net investment income (loss) included in net assets		$1,940,911	$1,183,520

18	2018 Annual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Statements of changes in net assets	concluded

Managed Allocation Fund  ■  For the year ended

		May 31, 2018	May 31, 2017

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	647,616	437,075
	Retirement Class	1,227,245	1,422,766
	Retail Class	3,463,611	3,310,312
Shares reinvested:	Institutional Class	46,856	51,376
	Retirement Class	212,807	231,692
	Retail Class	2,271,545	2,693,294
Shares redeemed:	Institutional Class	(417,225)	(505,842)
	Retirement Class	(974,623)	(807,855)
	Retail Class	(5,147,609)	(5,789,814)
Net increase (decrease) from shareholder transactions		1,330,223	1,043,004

See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2018 Annual Report	19

Financial highlights

Managed Allocation Fund

		Selected per share data										Ratios and supplemental data
			Gain (loss) from investment operations
					Net realized									Ratios to average net assets
	For the	Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended	value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate
Institutional Class:	5/31/18	$12.32	$0.27		$ 0.84	$ 1.11	$(0.36)	$(0.18)	$(0.54)	$12.89	9.04%	$ 17,468		0.03%		0.00%		2.09%		12%
	5/31/17	11.52	0.24		1.14	1.38	(0.29)	(0.29)	(0.58)	12.32	12.39	13,288		0.03		0.00		2.02		21
	5/31/16	12.42	0.25		(0.44)	(0.19)	(0.29)	(0.42)	(0.71)	11.52	(1.28)	12,625		0.03		0.00		2.12		17
	5/31/15	12.32	0.23		0.57	0.80	(0.38)	(0.32)	(0.70)	12.42	6.79	14,366		0.03		0.00		1.88		14
	5/31/14	11.43	0.22		1.16	1.38	(0.38)	(0.11)	(0.49)	12.32	12.29	12,453		0.04		0.00		1.86		15
Retirement Class:	5/31/18	12.31	0.23		0.84	1.07	(0.33)	(0.18)	(0.51)	12.87	8.70	72,981		0.28		0.25		1.83		12
	5/31/17	11.51	0.21		1.14	1.35	(0.26)	(0.29)	(0.55)	12.31	12.13	64,068		0.28		0.25		1.82		21
	5/31/16	12.41	0.21		(0.43)	(0.22)	(0.26)	(0.42)	(0.68)	11.51	(1.53)	50,168		0.28		0.25		1.84		17
	5/31/15	12.31	0.21		0.56	0.77	(0.35)	(0.32)	(0.67)	12.41	6.53	49,096		0.28		0.25		1.67		14
	5/31/14	11.42	0.19		1.16	1.35	(0.35)	(0.11)	(0.46)	12.31	12.02	41,320		0.29		0.25		1.60		15
Retail Class:	5/31/18	12.35	0.23		0.85	1.08	(0.33)	(0.18)	(0.51)	12.92	8.75	779,099		0.31		0.25		1.83		12
	5/31/17	11.55	0.21		1.14	1.35	(0.26)	(0.29)	(0.55)	12.35	12.07	737,685		0.32		0.25		1.80		21
	5/31/16	12.45	0.21		(0.43)	(0.22)	(0.26)	(0.42)	(0.68)	11.55	(1.53)	687,189		0.33		0.25		1.84		17
	5/31/15	12.35	0.20		0.57	0.77	(0.35)	(0.32)	(0.67)	12.45	6.51	720,120		0.32		0.25		1.64		14
	5/31/14	11.45	0.19		1.17	1.36	(0.35)	(0.11)	(0.46)	12.35	12.08	683,724		0.35		0.25		1.59		15
[a]	Based on average shares outstanding.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

20	2018 Annual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements	See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2018 Annual Report	21

Notes to financial statements

Managed Allocation Fund

Note 1—organization and significant accounting policies

The TIAA-CREF Managed Allocation Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers three share classes: Institutional, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are recorded on the ex-dividend date. Dividends from investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from investments on the Statement of Operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method.

22	2018 Annual Report ■ TIAA-CREF Managed Allocation Fund

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of the Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that the Fund distributes all taxable income each year and complies with various other Code requirements. The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. The Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2018, permanent book and tax differences resulting primarily from the reclassification of short-term capital gain distributions received from underlying funds from realized gain (loss) to ordinary income and the utilization of equalization credits were identified and reclassified among the components of the Fund’s net assets. Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

TIAA-CREF Managed Allocation Fund ■ 2018 Annual Report	23

Notes to financial statements

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and various filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 1, 2019, but still requires the Fund to maintain the data that would have been filed on Form N-PORT during the deferral period. On August 1, 2017, the Fund implemented amendments to Regulation S-X related to derivatives and other disclosures in the financial statements and various filings. Form N-PORT, Form N-CEN and amended S-X disclosures required under this rule did not have an impact on net assets or results of operations. Please refer to Note 3 of the financial statements disclosures for details.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding fund’s liquidity. The requirements of this final rule, in relation to the implementation of the liquidity risk management program and the 15% illiquid investment limit, must be adopted by December 1, 2018. In February 2018, the Commission issued Release No. IC-33010, which delayed the compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of this rule to the Fund’s financial statements and various filings.

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule was September 5, 2017. This rule did not materially impact the Fund’s financial statements and various filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 –	quoted prices in active markets for identical securities
•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

24	2018 Annual Report ■ TIAA-CREF Managed Allocation Fund

continued

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statement of Assets and Liabilities. As of May 31, 2018, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the year ended May 31, 2018, there were no transfers between levels by the Fund.

As of May 31, 2018, all of the investments in the Fund were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, the Fund does not pay Advisors a fee for the management of the Fund’s investment portfolio. The Fund has entered into an Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and compliance services to the Fund.

Under the terms of the Fund’s Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially, all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of the Fund compensated TPIS for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class.

TIAA-CREF Managed Allocation Fund ■ 2018 Annual Report	25

Notes to financial statements

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.00% of average daily net assets for the Institutional Class shares; and 0.25% of average daily net assets for the Retirement and Retail Class shares. The expense reimbursement arrangements will continue through at least September 30, 2018, unless changed with approval of the Board.

The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended May 31, 2018, these transactions did not materially impact the Fund.

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 5/31/18
Managed Allocation Fund
TIAA-CREF Funds:
Bond Plus	$318,599	$50,834	$26,205	$(286)	$(9,535)	$10,666	$333,222
Emerging Markets Equity	24,049	6,556	3,817	1,094	1,463	211	28,434
Enhanced International Equity Index	41,675	6,456	2,707	(121)	1,734	1,348	47,037
Enhanced Large-Cap Growth Index	57,049	9,425	10,258	4,880	6,068	654	64,090
Enhanced Large-Cap Value Index	53,608	10,974	7,909	3,021	699	1,121	57,837
Growth & Income	71,147	5,489	8,808	4,095	6,585	799	75,757
High-Yield	325	4	327	38	(40)	1	—
International Equity	33,318	4,556	6,646	1,588	1,394	378	33,767
International Opportunities	31,834	2,412	6,033	1,120	3,942	400	33,275
International Small-Cap Equity	20,790	2,853	2,426	894	714	679	22,155
Large-Cap Growth	65,341	7,013	13,439	5,509	9,473	316	71,391
Large-Cap Value	61,159	10,745	9,062	4,010	424	926	64,003
Small-Cap Equity	21,401	5,390	6,412	2,721	823	170	21,855
Small/Mid-Cap Equity	14,205	1,842	2,382	1,056	2,170	56	16,125
	$814,500	$124,549	$106,431	$29,619	$25,914	$17,725	$868,948

26	2018 Annual Report ■ TIAA-CREF Managed Allocation Fund

continued

Note 4—investments

Net unrealized appreciation (depreciation): At May 31, 2018, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation	)	Net unrealized appreciation (depreciation	)
$725,178	$147,398	$(3,628)		$143,770

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for the Fund for the year ended May 31, 2018 were as follows (dollar amounts are in thousands):

Non-U.S. government purchases	Non-U.S. government sales
$124,549	$106,431

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the years ended May 31, 2018 and May 31, 2017 was as follows:

	Ordinary income	Long-term capital gains	Total
5/31/2018	$22,000,115	$11,690,313	$33,690,428
5/31/2017	17,107,747	18,497,726	35,605,473

As of May 31, 2018, the components of accumulated earnings on a tax basis consisted of $2,037,988 of undistributed ordinary income, $18,046,911 of undistributed long-term capital gains, $143,770,477 of unrealized appreciation.

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, and the treatment of short-term gain as ordinary income for tax purposes.

Note 6—line of credit

The Fund participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 20, 2017 expiring on

TIAA-CREF Managed Allocation Fund ■ 2018 Annual Report	27

Notes to financial statements	concluded

June 19, 2018, replacing the previous facility, which expired June 2017. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended May 31, 2018, there were no borrowings under this credit facility by the Fund.

Note 7—indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Fund’s organizational documents, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

Note 8—subsequent event

Effective June 19, 2018, the line of credit that each Fund participates in was reduced to $1.25 billion of an unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility will expire on June 18, 2019.

28	2018 Annual Report ■ TIAA-CREF Managed Allocation Fund

Report of independent registered public accounting firm

To the Board of Trustees of the TIAA-CREF Funds and Shareholders of the TIAA-CREF Managed Allocation Fund:

Opinions on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the TIAA-CREF Managed Allocation Fund (one of the funds constituting the TIAA-CREF Funds, hereafter referred to as the “Fund”) as of May 31, 2018, the related statement of operations for the year ended May 31, 2018, the statement of changes in net assets for each of the two years in the period ended May 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2018, and the financial highlights for each of the five years in the period ended May 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

TIAA-CREF Managed Allocation Fund ■ 2018 Annual Report	29

Report of independent registered public accounting firm	concluded

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2018 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

July 13, 2018

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

30	2018 Annual Report ■ TIAA-CREF Managed Allocation Fund

Important tax information (unaudited)

For the year ended May 31, 2018, the Fund designates $12,387,505 (or the maximum amount allowable) as being from net long-term capital gains.

For the year ended May 31, 2018, the Fund designates 31.52% (or the maximum amount allowable) of ordinary income dividends paid as qualified dividends.

For the year ended May 31, 2018, the Fund designates 20.72% (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

During the year ended May 31, 2018, the Managed Allocation Fund received income of $2,111,806 ($0.03215 per share) from underlying funds that was from foreign sources, and has elected to pass through foreign taxes paid by underlying funds of $297,809 ($0.00453 per share).

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2018 which will be reported in conjunction with your 2018 Form 1099-DIV.

By early 2019, shareholders should receive their Form 1099-DIV and a tax information letter from the Fund. For your specific situation, we recommend that you consult a professional tax adviser.

TIAA-CREF Managed Allocation Fund ■ 2018 Annual Report	31

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  May 31, 2018

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	87	Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation.
Janice C. Eberly c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2018.	James R. and Helen D. Russell Professor of Finance at the Kellogg School of Management at Northwestern University (2002–2011 and since 2013) and Chair of the Finance Department (2005–2007). Assistant Secretary for Economic Policy at the United States Department of the Treasury (2011–2013).	87	Member of the Board of the Office of Finance, Federal Home Loan Banks.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and certain funds advised by American Beacon Advisors, Inc.	87	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	87	Director of Copper Rock Capital Partners, LLC (investment adviser).

32	2018 Annual Report ■ TIAA-CREF Managed Allocation Fund

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	87	Director, Commonwealth (non-profit organization).
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Chairman of the Board and Trustee	Indefinite term. Trustee since 2011. Chairman for term ending July 1, 2021.	Advisory Director (2010–2011), Partner (2004–2010), Managing Director (1999–2004), Co-Head of Global Cash and Fixed Income Portfolio Management Team, Goldman Sachs Asset Management.	87	Director and Chair of the Finance and Investment Committee, Aflac Incorporated; Director and Investment Committee member, Sansum Clinic; Investment Committee member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and President, Crane Country Day School.
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1948	Trustee	Indefinite term. Trustee since 2003.	Chairman, First Eagle Holdings (since 2016), Chief Executive Officer (2010–2016), President (2009–2016) and Chief Operating Officer (2009–2010), First Eagle Investment Management, LLC; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	87	Chairman, First Eagle Holdings, LLC; Director, Jones Lang LaSalle Incorporated; Close Brothers Group plc; Jupiter Fund Management plc; Trustee. North Shore Land Alliance, Inc., Prep for Prep, and American Associates of the National Theatre.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996); Affiliated Faculty Member of the Finance Group at the Alfred P. Sloan School of Management of MIT (since 2014); Head (2006–2008) and Associate Head (1994-2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	87	Director, National Bureau of Economic Research and the Alfred P. Sloan Foundation; Member, Congressional Budget Office Panel of Economic Advisers.

TIAA-CREF Managed Allocation Fund ■ 2018 Annual Report	33

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  May 31, 2018

Trustees – concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2016); Chairman and Chief Executive Officer (1991–2016) and Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (2003–2016), Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	87	Director, SCANA Corporation (energy holding company).
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002), Director of the AIM Investment Center, Associate Dean for Research (since 2011), Chairman, (2002–2011) and Professor (since 1987), McCombs School of Business, University of Texas at Austin.	87	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors); and Investment Advisory Committee, Employees Retirement System of Texas.

34	2018 Annual Report ■ TIAA-CREF Managed Allocation Fund

Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Vijay Advani TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1960	Executive Vice President	One-year term. Executive Vice President since 2018.	Chief Executive Officer, Nuveen. Executive Vice President of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex.”) Prior to joining Nuveen, Mr. Advani served as Co-President of Franklin Resources, Inc.-Franklin Templeton Investments.
Mona Bhalla TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1969	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2017.	Senior Managing Director and Corporate Secretary of Teachers Insurance and Annuity Association of America (“TIAA”) and the TIAA-CREF Fund Complex. Prior to joining TIAA, Ms. Bhalla served as Senior Vice President, Counsel and Corporate Secretary of AllianceBernstein L.P.
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Managing Director, Senior Compliance Officer of TIAA. Chief Compliance Officer of the TIAA-CREF Fund Complex.
Bradley Finkle TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2017.	Senior Managing Director, Co-Head of Nuveen Equities & Fixed Income and President of TIAA Investments. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
Jose Minaya TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1971	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Vice President, Chief investment Officer and President, Nuveen Global Investments. Executive Vice President of the TIAA-CREF Fund Complex.

TIAA-CREF Managed Allocation Fund ■ 2018 Annual Report	35

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds  ■  May 31, 2018

Officers – concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Ronald R. Pressman TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2012.	Senior Executive Vice President, Chief Executive Officer, Institutional Financial Services of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex.
Phillip T. Rollock TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2018.	Executive Vice President and Chief Legal Officer of TIAA and of the TIAA-CREF Fund Complex. Previously, Senior Managing Director, Deputy General Counsel and Corporate Secretary of the TIAA and the TIAA-CREF Fund Complex.
Christopher A. Van Buren TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Vice President, Deputy Chief Risk Officer, TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Van Buren served as Managing Director of Group Risk Control of UBS.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2017.	Managing Director, Head, TC Fund Administration, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1; and Treasurer of CREF.

36	2018 Annual Report ■ TIAA-CREF Managed Allocation Fund

Sean N. Woodroffe TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Executive Vice President	One-year term. Executive Vice President since 2018.	Senior Executive Vice President, Chief Human Resources Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Woodroffe served as Chief People Officer at National Life Group.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa.org, or by calling 800 223-1200.

TIAA-CREF Managed Allocation Fund ■ 2018 Annual Report	37

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Managed Allocation Fund

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each of its series. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to the TIAA-CREF Managed Allocation Fund (the “Fund”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for the Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. None of the Trustees are interested persons of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Overview of the renewal process

The Board held a meeting on March 15, 2018, at which it considered the annual renewal of the Agreement using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.

Among other matters, the Operations Committee, following its consultations with Advisors’ representatives, the Trustees, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirms or establishes certain guidance regarding the preparation of reports to be provided to the Board with respect to the Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data regarding the Fund, including data relating to the Fund’s management fee rate, total expense ratio, short-term and long-term investment performance and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant,

38	2018 Annual Report ■ TIAA-CREF Managed Allocation Fund

for the Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of the Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board reviewed, the methodologies it employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an objective view of the Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board).

Among other matters, the Board also requested and received additional information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to the Fund pursuant to the Agreement.

In advance of the Board meeting held on March 15, 2018, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for the Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to the Fund’s investment performance, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the Fund’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Fund in addition to the Fund’s direct payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Fund at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Fund; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Fund and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc.

TIAA-CREF Managed Allocation Fund ■ 2018 Annual Report	39

Approval of investment management agreement (unaudited)

(“Morningstar”), which is a widely recognized mutual fund ranking service. The Trustees were given the opportunity to and did ask questions and request additional information throughout their deliberations, and they reviewed responses from Advisors to follow-up requests presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to general session meetings that included Advisors’ personnel, the Trustees met in private sessions, at which no Advisors representatives were present, to discuss the proposed renewal of the Agreement. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process includes a series of meetings leading up to the March 15, 2018 meeting, the oversight and evaluation of Advisors’ services to the Fund by the Board and its Committees is ongoing. The Board, as well as its Committees, reviewed reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at regularly scheduled meetings of the Board, the Board and the Investment Committee receive and reviews, among other matters, information regarding the performance of the Fund. Thus, in reaching its decisions regarding the renewal of the Agreement for the Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-level basis. In deciding whether to renew the Agreement, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for the Fund. At its meeting on

40	2018 Annual Report ■ TIAA-CREF Managed Allocation Fund

continued

March 15, 2018, all Board members in attendance voted unanimously to renew the Agreement. Set forth below is a summary of the primary factors the Board considered with respect to the Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Fund since its operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds (the “Life Funds”) and TIAA Separate Account VA-1, as well as sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Fund (which is a fund of funds that may invest its assets in the securities of affiliated and unaffiliated investment companies or other investment pools, referred to as “underlying funds”), including conducting research, identifying investments and placing orders to buy and sell shares of underlying funds for the Fund’s investment portfolio; active daily monitoring of the Fund’s investment portfolio; reporting on the investment performance of the Fund to the Board on a regular basis; coordinating the activities of the Fund’s service providers; and overseeing the provision of various administrative services to the Fund. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Fund. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Fund.

The Board also considered, among other factors, the performance of the Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Fund, including the impact of recent and anticipated operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Board considered the investment performance of the Fund, over the one-, three-, five- and ten-year periods. The Board considered the Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark

TIAA-CREF Managed Allocation Fund ■ 2018 Annual Report	41

Approval of investment management agreement (unaudited)

index. For details regarding the Fund’s performance, see the synopsis below. The Board concluded that, under the totality of circumstances considered, the investment performance of the Fund was reasonable.

Cost and profitability

The Board considered financial and profitability data relating to Advisors’ services to the Fund for the calendar year 2017. The Board considered Advisors’ profit calculations with respect to its services to the Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board considered that Advisors had incurred a net loss with respect to the Fund in 2017, which was because Advisors did not charge the Fund any fees under the Agreement. The Board acknowledged certain contractual fee rate reductions, temporary fee waivers and reimbursements of expenses above specified amounts undertaken by Advisors with respect to many of the underlying funds in which the Fund invests that, in turn, reduce the Fund’s expenses. The Board also considered that Advisors generated indirect earnings with respect to the Funds’ investment in underlying funds also managed by Advisors.

Fees charged by other advisers

The Board considered comparative information regarding the Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the synopsis below. The Board acknowledged that Advisors did not charge a management fee to the Fund.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of the Fund. The Board also considered that because Advisors operated the Fund at a loss and did not charge the Fund a management fee, there was little opportunity to pass economies of scale on to Fund shareholders. Based on all factors considered, the Board concluded that the Fund’s management fee rate schedule was reasonable in light of current economies of scale considerations and the Fund’s current asset level.

Fee and performance comparisons with other Advisors clients

The Board considered that Advisors provides investment management services to other investment companies, including foreign funds (“UCITS”), and separately managed accounts. However, the Board acknowledged that Advisors did not charge a management fee to the Fund.

42	2018 Annual Report ■ TIAA-CREF Managed Allocation Fund

continued

Other benefits

The Board also considered additional benefits to Advisors and its affiliates arising from the Agreement. For example, Advisors and its affiliates may benefit from their relationship with the Fund to the extent that this relationship results in potential investors viewing Teachers Insurance and Annuity Association of America (“TIAA”), of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both Advisors and certain funds managed by Advisors or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel. Additionally, the Fund may be utilized as an investment option for other products and businesses of Advisors and its affiliates, such as variable insurance products, funds of funds and 529 education savings plans.

Synopsis of factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to the Fund. If the Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of the Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of the Fund, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2017. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2017. Statements below regarding a “net loss” refer to Advisors incurring a loss for the services that it rendered to the Fund during 2017 under the Agreement.

•	The Fund’s annual contractual management fee rate is 0.00% of average daily net assets.
•	The Fund’s total expense ratio was in the 1st quintile of the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and in the 1st quintile of the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”). The Fund did not have an Expense Group or Expense Universe with respect to its actual management fee rate and contractual management fee rate because the Fund is not charged a management fee.
•	The Fund was in the 1st quintile of both the group and universe of comparable funds selected by Broadridge for performance comparison purposes for each of the one-, three-, five- and ten-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.

TIAA-CREF Managed Allocation Fund ■ 2018 Annual Report	43

Approval of investment management agreement (unaudited)	concluded

•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for the Fund.

44	2018 Annual Report ■ TIAA-CREF Managed Allocation Fund

Additional information about index providers (unaudited)

Russell Indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

MSCI Indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Bloomberg Barclays Indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

TIAA-CREF Managed Allocation Fund ■ 2018 Annual Report	45

Additional information about index providers (unaudited)	concluded

Morningstar Index

©2018 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

46	2018 Annual Report ■ TIAA-CREF Managed Allocation Fund

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How to reach us

Websites

TIAA.org
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Automated telephone service

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For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday
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You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-842-2252 for the Institutional and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Teachers Personal Investors Services, Inc., Nuveen Securities, LLC, and TIAA-CREF Individual & Institutional Services, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2018 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

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Item 2. Code of Ethics.

2(a) The Board of Trustees of the TIAA-CREF Funds (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Nancy A. Eckl is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended May 31, 2018 and May 31, 2017, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $388,395 and $378,950, respectively.

4(b) Audit Related Fees.

For the fiscal years ended May 31, 2018 and May 31, 2017, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended May 31, 2018 and May 31, 2017, the Audit-Related Fees billed by PwC to Teachers Advisors, LLC. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c) Tax Fees.

For the fiscal years ended May 31, 2018 and May 31, 2017, PwC’s aggregate fees for tax services billed to the Registrant were $353,100 and $344,400, respectively.

For the fiscal years ended May 31, 2018 and May 31, 2017, the Tax Fees billed by PwC to the Fund Service Providers were $0 and $0.

4(d) All Other Fees.

For the fiscal years ended May 31, 2018 and May 31, 2017, PwC’s aggregate fees for all other services billed to the Registrant were $12,765 and $12,400, respectively.

The aggregate fees for all other services billed to the Registrant by PwC for the fiscal year ended May 31, 2017 do not align with the figures reported in the Form N-CSR dated May 31, 2017 and filed with the Securities and Exchange Commission on July 27, 2017 (SEC File No. 811-09301) because the fees disclosed in this Form N-CSR reflect fees updated after the date of that Form N-CSR for the relevant period.

For the fiscal years ended May 31, 2018 and May 31, 2017, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2018 and May 31, 2017 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2018 and May 31, 2017 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2018 and May 31, 2017 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2018 and May 31, 2017 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2018 and May 31, 2017 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2018 and May 31, 2017 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended May 31, 2018 and May 31, 2017, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $505,083 and $436,167, respectively.

The aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC for the fiscal year ended May 31, 2017 do not align with the figures reported in the Form N-CSR dated May 31, 2017 and filed with the Securities and Exchange Commission on July 27, 2017 (SEC File No. 811-09301) because the fees disclosed in this Form N-CSR reflect fees updated after the date of that Form N-CSR for the relevant period.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

Not Applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: July 13, 2018	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: July 13, 2018	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President
(principal executive officer)

Dated: July 13, 2018	By:	/s/E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer